UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Fl. Woodland Hills, CA		91367
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

SEASONS SERIES TRUST SA MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 72.7%
Aerospace/Defense — 0.4%
Boeing Co.	696	$233,515
Aerospace/Defense-Equipment — 0.8%
Curtiss-Wright Corp.	375	44,632
L3 Technologies, Inc.	1,878	361,177
Moog, Inc., Class A	175	13,643
		419,452
Airlines — 0.4%
United Continental Holdings, Inc.†	3,047	212,467
Apparel Manufacturers — 0.2%
Under Armour, Inc., Class C†	5,924	124,878
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	625	18,156
Applications Software — 3.3%
Microsoft Corp.	10,477	1,033,137
Progress Software Corp.	2,375	92,197
salesforce.com, Inc.†	4,268	582,155
Smartsheet, Inc., Class A†	1,075	27,918
		1,735,407
Athletic Footwear — 0.7%
NIKE, Inc., Class B	4,955	394,814
Auto-Truck Trailers — 0.2%
Wabash National Corp.	4,600	85,836
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,010	275,807
Meritor, Inc.†	125	2,571
		278,378
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,475	70,800
B2B/E-Commerce — 0.1%
ePlus, Inc.†	475	44,697
Banks-Commercial — 1.6%
1st Source Corp.	300	16,029
BancFirst Corp.	925	54,760
BancorpSouth Bank	1,225	40,364
Banner Corp.	1,975	118,757
Cadence BanCorp	75	2,165
Cathay General Bancorp, Class B	475	19,233
Central Pacific Financial Corp.	1,575	45,124
Central Valley Community Bancorp	100	2,116
Citizens & Northern Corp.	125	3,233
City Holding Co.	300	22,569
CVB Financial Corp.	1,975	44,279
East West Bancorp, Inc.	24	1,565
FCB Financial Holdings, Inc., Class A†	1,475	86,730
First Commonwealth Financial Corp.	2,000	31,020
First Community Bancshares, Inc.	125	3,983
First Financial Bancorp	517	15,846
First Hawaiian, Inc.	450	13,059
First Interstate BancSystem, Inc., Class A	325	13,715
Great Western Bancorp, Inc.	150	6,299
Guaranty Bancorp	200	5,960
Heritage Financial Corp.	425	14,811
Hope Bancorp, Inc.	969	17,277
Independent Bank Corp./Massachusetts	75	5,880
Independent Bank Corp./Michigan	575	14,662
OFG Bancorp	1,100	15,455
PacWest Bancorp	325	16,061
Sierra Bancorp	150	4,236
Simmons First National Corp., Class A	564	16,864
Southside Bancshares, Inc.	85	2,863
TCF Financial Corp.	1,225	30,159
Trustmark Corp.	425	13,868
UMB Financial Corp.	300	22,869
Union Bankshares Corp.	241	9,370
Webster Financial Corp.	275	17,517
West Bancorporation, Inc.	200	5,030
Westamerica Bancorporation	1,225	69,225
		822,953
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	725	40,346
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	100	3,859
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	11,834	519,039
Monster Beverage Corp.†	3,712	212,698
		731,737
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	1,375	18,013
MSG Networks, Inc., Class A†	950	22,752
		40,765
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	700	26,250
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	1,775	135,219
MYR Group, Inc.†	600	21,276
		156,495
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,575	81,241
Vulcan Materials Co.	1,605	207,142
		288,383
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	575	41,314
Building-Heavy Construction — 0.0%
MasTec, Inc.†	300	15,225
Building-Maintenance & Services — 0.0%
Brightview Holdings, Inc.†	300	6,585
Building-Residential/Commercial — 0.5%
AV Homes, Inc.†	275	5,885
Beazer Homes USA, Inc.†	1,975	29,131
Hovnanian Enterprises, Inc., Class A†	11,050	18,012
KB Home	3,225	87,849
Taylor Morrison Home Corp., Class A†	4,275	88,834
TRI Pointe Group, Inc.†	675	11,043
		240,754
Cable/Satellite TV — 0.4%
Liberty Broadband Corp., Class C†	3,067	232,233
Chemicals-Plastics — 0.0%
PolyOne Corp.	225	9,725

1

Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	625	47,094
OMNOVA Solutions, Inc.†	1,425	14,820
Sensient Technologies Corp.	175	12,521
		74,435
Circuit Boards — 0.0%
TTM Technologies, Inc.†	943	16,625
Coal — 0.1%
Arch Coal, Inc., Class A	325	25,489
NACCO Industries, Inc., Class A	325	10,969
SunCoke Energy, Inc.†	250	3,350
		39,808
Coatings/Paint — 0.5%
Sherwin-Williams Co.	661	269,404
Commercial Services — 0.8%
Acacia Research Corp.†	1,275	5,291
Care.com, Inc.†	575	12,006
CoStar Group, Inc.†	568	234,374
Medifast, Inc.	75	12,012
ServiceMaster Global Holdings, Inc.†	2,692	160,093
		423,776
Commercial Services-Finance — 0.6%
Euronet Worldwide, Inc.†	150	12,566
EVERTEC, Inc.	200	4,370
Green Dot Corp., Class A†	250	18,347
MarketAxess Holdings, Inc.	175	34,625
Travelport Worldwide, Ltd.	3,550	65,817
Worldpay, Inc., Class A†	2,424	198,235
		333,960
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,400	129,836
Autodesk, Inc.†	1,066	139,742
		269,578
Computer Data Security — 0.0%
Carbon Black, Inc.†	150	3,900
Computer Services — 0.7%
Amdocs, Ltd.	3,466	229,415
Convergys Corp.	1,950	47,658
Science Applications International Corp.	650	52,604
Unisys Corp.†	2,500	32,250
		361,927
Computer Software — 0.4%
Box, Inc., Class A†	425	10,621
Pivotal Software, Inc., Class A†	675	16,382
SendGrid, Inc.†	75	1,989
SS&C Technologies Holdings, Inc.	3,103	161,046
		190,038
Computers — 2.1%
Apple, Inc.	5,732	1,061,051
Nutanix, Inc., Class A†	425	21,917
		1,082,968
Computers-Integrated Systems — 0.3%
NetScout Systems, Inc.†	4,875	144,787
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	175	5,698
Consulting Services — 1.1%
Gartner, Inc.†	2,887	383,682
Huron Consulting Group, Inc.†	1,175	48,057
Verisk Analytics, Inc.†	1,537	165,443
		597,182
Containers-Metal/Glass — 0.6%
Ball Corp.	8,205	291,688
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	3,770	54,703
Sealed Air Corp.	2,029	86,131
		140,834
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	1,813	258,697
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,580	169,155
Data Processing/Management — 0.2%
CSG Systems International, Inc.	50	2,043
DocuSign, Inc.†	225	11,914
Fair Isaac Corp.†	475	91,827
		105,784
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	1,199	248,361
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,250	19,875
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	100	11,015
Distribution/Wholesale — 0.3%
Essendant, Inc.	325	4,297
Fastenal Co.	2,603	125,282
Titan Machinery, Inc.†	1,800	27,990
		157,569
Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	3,852	227,846
Actuant Corp., Class A	1,200	35,220
Harsco Corp.†	850	18,785
Illinois Tool Works, Inc.	2,623	363,390
Parker-Hannifin Corp.	2,268	353,468
		998,709
Diversified Minerals — 0.0%
US Silica Holdings, Inc.	350	8,992
Drug Delivery Systems — 0.4%
DexCom, Inc.†	1,742	165,455
Nektar Therapeutics†	391	19,093
		184,548
E-Commerce/Products — 3.4%
Amazon.com, Inc.†	986	1,676,003
Wayfair, Inc., Class A†	1,204	142,987
		1,818,990
E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	203	411,499
Liberty Expedia Holdings, Inc., Class A†	1,125	49,432

2

Shutterfly, Inc.†	450	40,514
		501,445
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	700	12,936
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,875	49,444
Electric Products-Misc. — 0.0%
Graham Corp.	200	5,162
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	825	8,044
Electric-Generation — 0.0%
Atlantic Power Corp.†	10,650	23,430
Electric-Integrated — 0.2%
El Paso Electric Co.	575	33,982
PNM Resources, Inc.	425	16,533
Portland General Electric Co.	1,025	43,829
		94,344
Electronic Components-Misc. — 1.4%
Bel Fuse, Inc., Class B	125	2,613
Benchmark Electronics, Inc.	1,725	50,284
Flex, Ltd.†	17,416	245,740
Knowles Corp.†	1,275	19,507
OSI Systems, Inc.†	650	50,264
Sensata Technologies Holding PLC†	4,235	201,501
Stoneridge, Inc.†	1,850	65,009
Vishay Intertechnology, Inc.	3,475	80,620
		715,538
Electronic Components-Semiconductors — 3.6%
Amkor Technology, Inc.†	3,850	33,072
Broadcom, Inc.	1,664	403,753
Microchip Technology, Inc.	4,063	369,530
NVIDIA Corp.	1,681	398,229
Rambus, Inc.†	5,375	67,402
Silicon Laboratories, Inc.†	100	9,960
Synaptics, Inc.†	850	42,815
Texas Instruments, Inc.	4,605	507,701
Xperi Corp.	3,575	57,557
		1,890,019
Electronic Forms — 1.2%
Adobe Systems, Inc.†	2,691	656,093
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	625	51,325
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,100	15,411
Pattern Energy Group, Inc., Class A	800	15,000
REX American Resources Corp.†	950	76,921
		107,332
Engineering/R&D Services — 0.0%
VSE Corp.	525	25,084
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	1,800	31,698
Enterprise Software/Service — 1.2%
Domo, Inc., Class B†	900	24,570
Manhattan Associates, Inc.†	250	11,753
MicroStrategy, Inc., Class A†	100	12,775
Pluralsight, Inc., Class A†	1,800	44,010
Tyler Technologies, Inc.†	1,152	255,859
Ultimate Software Group, Inc.†	1,149	295,649
		644,616
Entertainment Software — 0.9%
Activision Blizzard, Inc.	6,081	464,102
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	65	22,971
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	400	23,364
Synchrony Financial	5,452	181,988
		205,352
Finance-Credit Card — 2.8%
Mastercard, Inc., Class A	3,522	692,144
Visa, Inc., Class A	5,863	776,554
		1,468,698
Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	175	18,454
Houlihan Lokey, Inc.	800	40,976
TD Ameritrade Holding Corp.	4,539	248,601
		308,031
Finance-Other Services — 0.8%
CME Group, Inc.	1,003	164,412
Intercontinental Exchange, Inc.	2,816	207,117
WageWorks, Inc.†	725	36,250
		407,779
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	2,900	26,216
MGIC Investment Corp.†	1,250	13,400
NMI Holdings, Inc., Class A†	575	9,372
Radian Group, Inc.	325	5,272
		54,260
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,375
Food-Catering — 0.4%
Aramark	5,344	198,262
Food-Dairy Products — 0.0%
Dean Foods Co.	1,450	15,240
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	4,400	87,472
Post Holdings, Inc.†	150	12,903
		100,375
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	500	15,900
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,450	25,535
Weyco Group, Inc.	75	2,730
Wolverine World Wide, Inc.	1,125	39,116
		67,381

3

Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	3,900	131,547
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	150	9,570
Southwest Gas Holdings, Inc.	300	22,881
		32,451
Home Furnishings — 0.1%
Sleep Number Corp.†	1,200	34,824
Housewares — 0.0%
Lifetime Brands, Inc.	100	1,265
Human Resources — 0.3%
Barrett Business Services, Inc.	1,025	98,984
Cross Country Healthcare, Inc.†	2,250	25,313
TrueBlue, Inc.†	900	24,255
		148,552
Independent Power Producers — 0.4%
NRG Energy, Inc.	3,974	122,002
Vistra Energy Corp.†	2,926	69,229
		191,231
Industrial Automated/Robotic — 0.4%
Cognex Corp.	4,378	195,303
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,882	293,084
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	1,700	32,368
Primerica, Inc.	500	49,800
		82,168
Insurance-Multi-line — 0.0%
Kemper Corp.	175	13,239
Insurance-Property/Casualty — 0.8%
Ambac Financial Group, Inc.†	100	1,985
First American Financial Corp.	300	15,516
Global Indemnity, Ltd.	125	4,873
Kinsale Capital Group, Inc.	375	20,572
Navigators Group, Inc.	475	27,075
ProAssurance Corp.	375	13,294
Progressive Corp.	5,326	315,033
Third Point Reinsurance, Ltd.†	600	7,500
Universal Insurance Holdings, Inc.	350	12,285
		418,133
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	3,081	598,700
Internet Security — 0.1%
Proofpoint, Inc.†	225	25,944
Zix Corp.†	2,225	11,993
		37,937
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	325	4,635
Stifel Financial Corp.	140	7,315
Virtus Investment Partners, Inc.	100	12,795
		24,745
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	425	29,814
DXP Enterprises, Inc.†	750	28,650
Kadant, Inc.	400	38,460
		96,924
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	450	6,548
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	1,950	23,400
athenahealth, Inc.†	1,266	201,471
		224,871
Medical Instruments — 0.7%
AngioDynamics, Inc.†	1,700	37,808
Boston Scientific Corp.†	9,613	314,345
NuVasive, Inc.†	575	29,969
		382,122
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	550	23,650
Medical Products — 0.3%
Integer Holdings Corp.†	1,450	93,742
Luminex Corp.	475	14,027
MiMedx Group, Inc.†	2,275	14,537
Orthofix International NV†	275	15,626
OrthoPediatrics Corp.†	225	5,994
		143,926
Medical-Biomedical/Gene — 2.9%
ACADIA Pharmaceuticals, Inc.†	475	7,253
Achillion Pharmaceuticals, Inc.†	4,950	14,009
Alder Biopharmaceuticals, Inc.†	1,500	23,700
AMAG Pharmaceuticals, Inc.†	2,175	42,412
Amicus Therapeutics, Inc.†	2,050	32,021
AnaptysBio, Inc.†	1,713	121,692
Aptinyx, Inc.†	800	19,336
Arena Pharmaceuticals, Inc.†	630	27,468
Biogen, Inc.†	1,002	290,820
Biohaven Pharmaceutical Holding Co., Ltd.†	600	23,712
Bluebird Bio, Inc.†	100	15,695
Celgene Corp.†	3,207	254,700
CytomX Therapeutics, Inc.†	700	16,002
Forty Seven, Inc.†	600	9,600
Homology Medicines, Inc.†	825	16,830
Insmed, Inc.†	2,431	57,493
Menlo Therapeutics, Inc.†	550	4,466
Myriad Genetics, Inc.†	1,150	42,975
NewLink Genetics Corp.†	2,400	11,424
Novavax, Inc.†	10,100	13,534
Puma Biotechnology, Inc.†	2,391	141,428
Regeneron Pharmaceuticals, Inc.†	602	207,684
REGENXBIO, Inc.†	575	41,256
resTORbio, Inc.†	425	3,889
Sangamo Therapeutics, Inc.†	400	5,680
Selecta Biosciences, Inc.†	1,475	19,544
Seres Therapeutics, Inc.†	2,075	17,845
Solid Biosciences, Inc.†	850	30,286
Spark Therapeutics, Inc.†	400	33,104
		1,545,858

4

Medical-Drugs — 1.9%
Aimmune Therapeutics, Inc.†	675	18,151
Bristol-Myers Squibb Co.	4,010	221,913
Clovis Oncology, Inc.†	375	17,051
Eagle Pharmaceuticals, Inc.†	175	13,241
Eli Lilly & Co.	4,162	355,143
Global Blood Therapeutics, Inc.†	2,316	104,683
Horizon Pharma PLC†	1,975	32,706
Mallinckrodt PLC†	4,700	87,702
Paratek Pharmaceuticals, Inc.†	1,625	16,575
Prestige Brands Holdings, Inc.†	1,075	41,258
Reata Pharmaceuticals, Inc., Class A†	700	24,479
Synergy Pharmaceuticals, Inc.†	6,575	11,441
TG Therapeutics, Inc.†	1,425	18,739
Vanda Pharmaceuticals, Inc.†	1,450	27,623
Voyager Therapeutics, Inc.†	1,100	21,494
		1,012,199
Medical-Generic Drugs — 0.4%
Endo International PLC†	6,450	60,823
Mylan NV†	4,249	153,559
		214,382
Medical-HMO — 1.9%
Humana, Inc.	1,394	414,896
Molina Healthcare, Inc.†	1,150	112,631
Tivity Health, Inc.†	2,450	86,240
Triple-S Management Corp., Class B†	1,250	48,825
UnitedHealth Group, Inc.	1,431	351,082
WellCare Health Plans, Inc.†	50	12,312
		1,025,986
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,725	5,727
Surgery Partners, Inc.†	800	11,920
Tenet Healthcare Corp.†	3,275	109,942
		127,589
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,950	31,980
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	675	11,279
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	125	2,869
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	975	40,921
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	375	39,041
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	225	3,778
Hillenbrand, Inc.	1,100	51,865
		55,643
Motion Pictures & Services — 0.0%
Eros International PLC†	1,350	17,550
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	750	11,250
Multimedia — 0.5%
Entravision Communications Corp., Class A	1,325	6,625
Liberty Media Corp. - Liberty Formula One, Series C†	6,205	230,392
		237,017
Office Furnishings-Original — 0.0%
Interface, Inc.	361	8,285
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	7,175	99,374
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	2,150	157,487
Denbury Resources, Inc.†	5,875	28,259
EP Energy Corp., Class A†	4,531	13,593
Gulfport Energy Corp.†	4,800	60,336
HighPoint Resources Corp.†	2,375	14,440
PDC Energy, Inc.†	325	19,646
Sanchez Energy Corp.†	1,800	8,136
Unit Corp.†	675	17,253
W&T Offshore, Inc.†	8,625	61,669
		380,819
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	300	7,080
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	75	3,225
Delek US Holdings, Inc.	1,450	72,746
Murphy USA, Inc.†	375	27,859
		103,830
Oil-Field Services — 0.2%
Archrock, Inc.	1,825	21,900
FTS International, Inc.†	750	10,680
MRC Global, Inc.†	2,500	54,175
SEACOR Holdings, Inc.†	175	10,022
		96,777
Paper & Related Products — 0.0%
Domtar Corp.	225	10,742
Verso Corp., Class A†	450	9,792
		20,534
Poultry — 0.1%
Pilgrim’s Pride Corp.†	925	18,620
Sanderson Farms, Inc.	125	13,144
		31,764
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	150	8,714
Generac Holdings, Inc.†	1,550	80,181
Powell Industries, Inc.	500	17,415
		106,310
Printing-Commercial — 0.1%
ARC Document Solutions, Inc.†	198	351
Deluxe Corp.	600	39,726
Ennis, Inc.	1,675	34,086
		74,163
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	4,700	35,955

5

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	5,200	55,640
Tronc, Inc.†	1,050	18,144
		73,784
Racetracks — 0.2%
Penn National Gaming, Inc.†	2,400	80,616
Speedway Motorsports, Inc.	475	8,246
		88,862
Real Estate Investment Trusts — 2.4%
Alexander & Baldwin, Inc.	259	6,087
American Assets Trust, Inc.	525	20,102
American Tower Corp.	2,564	369,652
Ashford Hospitality Trust, Inc.	3,550	28,755
Capstead Mtg. Corp.	5,550	49,672
CBL & Associates Properties, Inc.	550	3,064
Cherry Hill Mtg. Investment Corp.	275	4,912
CorEnergy Infrastructure Trust, Inc.	300	11,280
CoreSite Realty Corp.	775	85,885
CubeSmart	375	12,082
CYS Investments, Inc.	6,225	46,687
DCT Industrial Trust, Inc.	450	30,028
DiamondRock Hospitality Co.	3,250	39,910
Dynex Capital, Inc.	250	1,633
EastGroup Properties, Inc.	250	23,890
EPR Properties	25	1,620
Equinix, Inc.	335	144,013
Equity LifeStyle Properties, Inc.	150	13,785
First Industrial Realty Trust, Inc.	275	9,169
Franklin Street Properties Corp.	475	4,066
GEO Group, Inc.	2,146	59,101
Gladstone Commercial Corp.	100	1,922
Government Properties Income Trust	150	2,378
Hersha Hospitality Trust	1,300	27,885
Highwoods Properties, Inc.	200	10,146
Hospitality Properties Trust	575	16,451
InfraREIT, Inc.†	175	3,880
Invesco Mtg. Capital, Inc.	1,075	17,092
Invitation Homes, Inc.	3,868	89,196
LTC Properties, Inc.	600	25,644
Mack-Cali Realty Corp.	500	10,140
National Retail Properties, Inc.	75	3,297
Pebblebrook Hotel Trust	450	17,460
Pennsylvania Real Estate Investment Trust	300	3,297
PotlatchDeltic Corp.	175	8,899
PS Business Parks, Inc.	150	19,275
Ramco-Gershenson Properties Trust	1,050	13,870
RLJ Lodging Trust	875	19,294
Saul Centers, Inc.	275	14,734
Taubman Centers, Inc.	200	11,752
Xenia Hotels & Resorts, Inc.	250	6,090
		1,288,095
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	1,850	43,012
Children’s Place, Inc.	575	69,460
		112,472
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	450	30,847
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	500	11,825
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,974	227,481
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	5,475	13,030
RH†	650	90,805
		103,835
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,150	55,545
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	300	28,350
Retail-Restaurants — 2.1%
Bloomin’ Brands, Inc.	5,300	106,530
Brinker International, Inc.	950	45,220
Dunkin’ Brands Group, Inc.	2,022	139,660
McDonald’s Corp.	3,005	470,853
Starbucks Corp.	7,161	349,815
		1,112,078
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	175	3,360
Trinseo SA	1,175	83,366
		86,726
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	500	8,825
Beneficial Bancorp, Inc.	3,817	61,835
Capitol Federal Financial, Inc.	100	1,316
Charter Financial Corp.	325	7,849
First Defiance Financial Corp.	100	6,706
Flushing Financial Corp.	400	10,440
Investors Bancorp, Inc.	1,350	17,266
Meridian Bancorp, Inc.	2,925	56,014
Northfield Bancorp, Inc.	3,150	52,353
People’s United Financial, Inc.	673	12,175
		234,779
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,175	45,038
Semiconductor Equipment — 0.6%
Cohu, Inc.	200	4,902
Entegris, Inc.	800	27,120
Lam Research Corp.	1,679	290,215
		322,237
Telecom Services — 0.0%
RigNet, Inc.†	525	5,407
Switch, Inc., Class A	275	3,347
		8,754
Telephone-Integrated — 0.1%
Frontier Communications Corp.	7,125	38,190
Windstream Holdings, Inc.	4,950	26,086
		64,276
Television — 0.1%
ION Media Networks, Inc.†(1)(9)(13)	2	1,553

6

Sinclair Broadcast Group, Inc., Class A	1,200	38,580
		40,133
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	375	10,189
Therapeutics — 0.7%
Cara Therapeutics, Inc.†	950	18,193
Flexion Therapeutics, Inc.†	725	18,741
La Jolla Pharmaceutical Co.†	650	18,960
Mersana Therapeutics, Inc.†	775	13,842
Neurocrine Biosciences, Inc.†	2,485	244,126
Sarepta Therapeutics, Inc.†	375	49,567
Xencor, Inc.†	775	28,683
		392,112
Tobacco — 1.0%
Altria Group, Inc.	9,172	520,878
Toys — 0.0%
Funko, Inc., Class A†	1,050	13,178
Transactional Software — 0.1%
ACI Worldwide, Inc.†	475	11,718
Synchronoss Technologies, Inc.†	6,250	38,563
		50,281
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	336
Transport-Rail — 0.6%
Union Pacific Corp.	2,336	330,964
Transport-Truck — 0.1%
ArcBest Corp.	550	25,135
Covenant Transportation Group, Inc., Class A†	175	5,512
Schneider National, Inc., Class B	300	8,253
YRC Worldwide, Inc.†	700	7,035
		45,935
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,425	22,943
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	200	10,744
USANA Health Sciences, Inc.†	125	14,412
		25,156
Water — 0.1%
American States Water Co.	950	54,302
Web Hosting/Design — 0.2%
NIC, Inc.	1,300	20,215
Web.com Group, Inc.†	3,500	90,475
		110,690
Web Portals/ISP — 3.4%
Alphabet, Inc., Class C†	1,605	1,790,618
Wireless Equipment — 0.2%
InterDigital, Inc.	975	78,877
Total Common Stocks (cost $29,729,211)		38,452,814
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA 8.25% due 11/29/2018(2)	$270,000	273,037
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)(9)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,694)		273,038
ASSET BACKED SECURITIES — 9.9%
Diversified Financial Services — 9.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.26% (1 ML+0.17%) due 01/25/2037(3)	8,704	8,469
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	2,190	2,189
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.85% (3 ML+1.51%) due 01/15/2029*(4)	250,915	252,142
Apidos CLO XXI FRS Series 2015-21A, Class A1R 3.23% (3 ML+0.93%)

due 07/18/2027*(4)	250,000	250,000
Apidos CLO XXI FRS Series 2015-21A, Class A1 3.79% (3 ML+1.43%) due 07/18/2027*(4)	255,000	255,000
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.67% (1 ML+1.58%) due 10/25/2034(9)	2,133	2,142
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 3.81% (3 ML+1.45%) due 08/05/2027*(4)	265,000	264,950
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(5)	40,000	39,229
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(5)	40,000	39,440
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	87,623	87,395
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	83,294	83,155
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	85,358	85,050

7

Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(7)	42,316	42,092
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(7)	65,455	65,127
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	78,929	79,619
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.64% due 02/25/2036(3)(6)	27,754	25,979
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(5)(6)(8)	99,887	3,967
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(5)(6)(8)(9)	125,000	4,963
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,167	2,146
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(5)	39,000	39,410
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	6,760	6,716
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(6)	84,824	83,897
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	39,257
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,395
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.92% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	16,861	16,438
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	69,352	69,089
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(6)	63,779	63,323
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	34,165
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	43,571
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	45,167
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	103,575
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	8,080	7,129
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.97% due 06/15/2057(5)(6)(8)	324,313	13,443
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	40,000	40,322
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(9)	50,000	50,526
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.74% due 05/25/2035(3)(6)	26,002	26,052
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	27,697	27,683
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(5)	44,000	41,389
GS Mtg. Securities Trust
Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	46,000	46,152
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	41,019
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.19% (1 ML+0.10%) due 03/25/2037(9)	56,561	28,120
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.58% due 03/25/2047(3)(6)	5,582	5,113
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.73% due 01/25/2036(3)(6)	11,482	11,371
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	4,002	4,002
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.63% (1 ML+0.54%) due 05/25/2035(3)	14,480	14,435
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	39,028
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	25,373

8

JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	61,375
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	11	11
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(7)	98,434	98,728
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	249,914
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.36% (3 ML+1.00%) due 07/25/2026*(4)	270,000	269,666
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.60% due 12/25/2034(3)(6)	7,535	7,657
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)(7)	93,064	92,323
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.26% due 12/15/2047(5)(6)(8)	96,841	4,106
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(5)	42,000	41,199
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	9,779	7,967
MortgageIT Trust FRS Series 2005-4, Class A1 2.37% (1 ML+0.28%) due 10/25/2035(3)	31,588	31,227
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.59% (1 ML+1.50%) due 06/25/2057*(3)	77,664	79,743
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(6)	71,208	71,798
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(6)	78,129	78,884
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(6)	75,309	76,201
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	85,545	86,312
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.31% due 06/25/2036(6)	29,800	26,601
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(6)	7,457	7,248
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,904
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	88,719	88,117
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	98,045
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	67,952	68,360
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.19% (1 ML+0.10%) due 02/25/2037(9)	9,515	6,023
Renaissance Home Equity Loan Trust VRS Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(7)(9)	60,589	30,953
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	986	972
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.22% (1 ML+0.13%) due 05/25/2037(9)	26,062	19,932
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.82% due 02/20/2047(3)(6)	24,329	21,614
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 3.28% (3 ML+0.92%) due 10/20/2027*(4)	270,000	269,862
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.34% (1 ML+0.25%) due 11/25/2036(9)	50,000	45,204
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	73,098	71,565
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	84,604	82,568

9

Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.73% (3 ML+1.37%) due 04/20/2027*(4)	265,000	264,933
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class A5 3.64% due 03/15/2050(5)	41,000	40,719
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	30,508
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(6)	9,359	9,255
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(6)	814	824
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.74% due 01/25/2035(3)(6)	19,170	19,398
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(6)	14,392	14,696
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,814
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	35,929
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	37,182
Total Asset Backed Securities (cost $5,277,646)		5,256,551
U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	26,000	24,474
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	4,225
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	9,887
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	10,000	9,882
		19,769
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	14,587
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,776
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	10,000	9,941
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	5,000	4,964
		39,268
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,634
General Motors Co. Senior Notes 5.40% due 04/01/2048	15,000	14,251
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,078
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	14,679
		44,642
Banks-Commercial — 0.0%
Santander Holdings USA, Inc.
Senior Notes 3.70% due 03/28/2022	15,000	14,779
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,233
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	53,484
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	30,000	28,744
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	18,310
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	20,000	19,753
		129,524
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	15,000	14,376
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,833
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	15,000	14,179

10

Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	12,000	12,422
		45,810
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	15,000	14,684
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	10,000	9,938
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	13,191
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,853
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	14,652
		62,318
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	17,000	16,795
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	6,889
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	8,000	7,799
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,257
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	5,000	5,303
		47,043
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,038
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	24,834
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	9,625

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	9,987
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	25,307
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,049
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	14,522
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	32,000	33,729
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	10,000	8,109
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	20,000	17,445
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	4,883
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	23,684
Cox Communications, Inc.
Senior Notes 3.85% due 02/01/2025*	8,000	7,837
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	8,463
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	16,433
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	9,783
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,000
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	41,335
		245,036

11

Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,187
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	10,096
		15,283
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	4,776
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	15,000	14,171
		18,947
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	5,000	4,775
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	14,647
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	8,937
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	10,000	9,879
		33,463
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	25,000	24,312
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	4,979
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	10,000	9,925
		14,904
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,861
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	55,000	54,245
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,752
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	33,674
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	28,933
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	4,870
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	40,274
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,603
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	13,949
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024	30,000	30,150
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	9,395
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	14,717
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	5,971
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	26,543
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	9,906
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	44,000	43,475
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	9,870
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	14,643
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	24,079
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,740
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	14,267

12

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	15,000	13,667
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	9,849
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	5,000	4,976
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	12,000	12,429
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,291
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	17,513
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	9,495
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,492
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	10,000	9,743
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	25,000	24,118
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,685
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	14,212
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	10,000	10,180
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,270
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	33,266
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	19,205
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	19,745
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,533
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	4,932
		703,657
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	9,902
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	5,000	4,817
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	14,642
		19,459
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	9,879
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,913
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.00% due 03/15/2021	10,000	9,950
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,990
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	10,000	9,510
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,805
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,155
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,866
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,080
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	35,000	34,190
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,697
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	25,000	22,300

13

Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	25,000	26,997
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,137
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	15,000	13,662
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	9,901
Southern Co. Senior Notes 2.75% due 06/15/2020	15,000	14,871
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,823
		221,934
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	30,000	29,609
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	15,000	14,590
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,639
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	20,000	19,360
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,034
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	10,000	10,017
		85,249
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,692
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	4,706
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	10,000	10,475
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	14,826
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	7,000	213
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	10,000	1
		215
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	43,892
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	8,651
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	10,000	9,904
		18,555
Food-Wholesale/Distribution — 0.0%
Sysco Corp.
Company Guar. Notes 2.50% due 07/15/2021	15,000	14,647
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	9,838
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,890
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	4,832
		9,722
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,925
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	10,000	9,842
		19,767
Insurance-Multi-line — 0.2%
Assurant, Inc. FRS Senior Notes 3.59% (3 ML+1.25%) due 03/26/2021	90,000	90,226

14

Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	5,000	4,375
		94,601
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,131
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,125
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,063
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,100
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	14,666
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	28,818
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	15,000	14,199
		43,017
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,527
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	4,641
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	4,971
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	25,000	23,897
		48,036
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	19,966
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	5,000	4,808
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,764
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	24,997
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	10,000	9,473
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	15,478
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	10,000	10,012
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,002
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	5,000	5,014
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,342
		85,082
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,625
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,581
Dignity Health Sec. Notes 2.64% due 11/01/2019	55,000	54,895
		64,101
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	10,000	9,586
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	5,000	4,620
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	15,000	17,718
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	34,800

15

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,195
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	20,000	18,888
Warner Media LLC Company Guar. Notes 4.88% due 03/15/2020	19,000	19,507
		95,108
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	14,625
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	15,000	13,500
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	10,000	9,609
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,656
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,348
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,074
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,066
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,658
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,673
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,919
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	10,000	10,175
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,125
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,919
		75,222
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	10,000	9,444
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	15,000	14,640
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	12,000	11,362
		35,446
Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	124,000	122,829
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	30,000	29,961
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,721
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	20,000	19,894
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	10,177
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,066
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	3,949	4,220
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,444	8,008
		208,876
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	15,000	14,368
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	5,000	4,831
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	5,000	4,998
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	5,000	4,992
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	9,998
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	10,000	10,066
MPLX LP Senior Notes 4.00% due 03/15/2028	5,000	4,755
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	9,539

16

MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	4,636
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,968
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	4,841
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	5,000	4,598
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,342
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	4,708
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028*	5,000	4,859
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	15,000	14,747
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	10,000	9,624
Williams Partners LP Senior Notes 4.30% due 03/04/2024	5,000	5,018
		135,888
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	10,000	9,573
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	5,000	4,719
		14,292
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,038
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	9,700
		14,738
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	8,000	6,872
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	35,000	35,260
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	10,000	9,969
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,794
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	20,000	19,111
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	4,894
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	15,000	14,159
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,694
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	17,865
AT&T, Inc.
Senior Notes 5.25% due 03/01/2037	5,000	4,918
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	20,295
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	19,368
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	13,676
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	9,669
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	10,000	9,397
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	15,405
		150,451
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	40,000	39,055
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,180

17

BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	85,000	83,064
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	15,000	14,072
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	11,988
		161,359
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	18,794
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,331
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	25,000	25,279
		53,404
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	20,000	17,965
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,012
		26,977
Total U.S. Corporate Bonds & Notes (cost $3,612,537)		3,522,941
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	30,000	29,310
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	25,000	24,703
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	5,000	4,622
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,824
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,858
		14,682
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,265
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,771
Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	20,000	20,034
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,147
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	10,000	10,350
		49,531
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	10,000	9,710
Allergan Funding SCS
Company Guar. Notes 3.45% due 03/15/2022	5,000	4,920
Mylan NV
Company Guar. Notes 3.15% due 06/15/2021	5,000	4,945
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000	10,063
		29,638
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	30,000	32,490
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	20,000	19,513
Encana Corp. Senior Notes 3.90% due 11/15/2021	10,000	10,080
		29,593
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	21,000	19,801
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	10,000	10,249

18

YPF SA Senior Notes 16.50% due 05/09/2022*(9)	ARS	546,996	14,277
			44,327
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	5,000		4,738
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		4,998
			9,736
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000		15,113
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000		16,163
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	10,000		12,021
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	5,000		5,119
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	15,000		14,836
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000		11,691
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000		4,700
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000		5,213
			9,913
Total Foreign Corporate Bonds & Notes (cost $438,797)			410,524
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000		4,805
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000		9,876
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	15,000		$19,518
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	5,000		5,427
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	30,000		33,356
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000		30,000
State of California General Obligation Bonds 7.55% due 04/01/2039	15,000		22,120
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	15,000		15,000
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000		20,354
Total Municipal Bonds & Notes (cost $168,187)			160,456
U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Mtg. Corp. — 2.5%
2.50% due 01/01/2028	3,304		3,232
2.50% due 04/01/2028	9,438		9,232
3.00% due July TBA	400,000		387,150
3.50% due 03/01/2042	2,987		2,996
3.50% due 09/01/2043	28,290		28,375
3.50% due July TBA	200,000		198,950
4.00% due 09/01/2040	5,090		5,223
4.00% due July TBA	500,000		509,635
4.50% due 01/01/2039	563		589
5.00% due 07/01/2021	7,272		7,309
5.50% due 07/01/2034	3,380		3,663
6.50% due 05/01/2029	534		595
7.50% due 08/01/2023	38		39
7.50% due 04/01/2028	544		609
Federal Home Loan Mtg. Corp. FRS
3.11% (6 ML+1.49%) due 02/01/2037	964		995
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.07% due 10/25/2047*(5)(6)	20,000		19,886
Series 2017-K729,Class B 3.80% due 11/25/2049*(5)(6)	10,000		9,765

19

Series 2017-K71, Class B 3.88% due 11/25/2050*(5)(6)	10,000	9,561
Series 2012-K706, Class B 4.17% due 11/25/2044*(5)(6)	20,000	20,009
Series 2010-K8, Class B 5.44% due 09/25/2043*(5)(6)	25,000	25,972
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(5)(6)(8)	124,517	5,634
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	39,462
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.74% (1 ML+1.65%) due 04/25/2043*	10,000	10,056
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	669	646
Series 3883, Class PB 3.00% due 05/15/2041(3)	8,314	8,244
Series 1577, Class PK 6.50% due 09/15/2023(3)	985	1,033
Series 1226, Class Z 7.75% due 03/15/2022(3)	179	190
		1,309,050
Federal National Mtg. Assoc. — 5.5%
2.50% due 02/01/2043	69,893	65,774
2.64% due 03/01/2027	23,471	22,333
2.78% due 03/01/2027	20,913	20,059
2.88% due 11/01/2027	80,000	76,337
2.97% due 06/01/2027	34,389	33,409
2.97% due 06/01/2030	40,000	37,872
3.00% due 07/01/2027	55,000	53,036
3.00% due 01/01/2028	6,323	6,324
3.13% due 02/01/2027	45,000	44,233
3.16% due 08/01/2027	75,000	73,280
3.50% due 08/01/2026	8,551	8,659
3.50% due 09/01/2026	8,390	8,497
3.50% due 10/01/2028	11,255	11,436
3.50% due 11/01/2047	200,000	199,158
3.50% due 03/01/2048	99,999	99,673
3.50% due July TBA	1,600,000	1,592,474
4.00% due 11/01/2025	1,476	1,520
4.00% due 09/01/2040	3,940	4,046
4.00% due 11/01/2040	1,435	1,474
4.00% due 12/01/2040	18,455	18,953
4.00% due 10/01/2041	5,846	6,004
4.00% due 11/01/2041	6,479	6,657
4.00% due 01/01/2042	5,957	6,119
4.00% due 12/01/2043	16,774	17,296
4.50% due 11/01/2022	3,197	3,236
4.50% due 01/01/2039	1,604	1,686
4.50% due 06/01/2039	18,270	19,106
4.50% due 09/01/2039	3,373	3,547
4.50% due 09/01/2040	6,582	6,925
4.50% due 05/01/2041	3,152	3,315
5.00% due 06/01/2019	92	93
5.00% due 05/01/2035	574	612
5.00% due 06/01/2040	25,698	27,548
5.00% due 07/01/2040	5,883	6,311
5.00% due July TBA	100,000	105,931
5.50% due 11/01/2020	1,172	1,190
5.50% due 04/01/2021	22,421	22,858
5.50% due 12/01/2029	988	1,059
5.50% due 06/01/2035	64,291	69,412
5.50% due 08/01/2037	10,071	10,909
5.50% due 06/01/2038	4,849	5,253
6.00% due 12/01/2033	4,514	4,974
6.00% due 05/01/2034	326	357
6.00% due 06/01/2040	120	132
6.50% due 10/01/2037	140	155
7.00% due 06/01/2037	4,241	4,696
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	1,455	1,532
3.66% (12 ML+1.57%) due 05/01/2037	1,419	1,483
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.64% (1 ML+3.55%) due 07/25/2029(3)	10,000	10,863
Series 2016-C07, Class 2M2 6.44% (1 ML+4.35%) due 05/25/2029(3)	20,143	22,409
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	6,086	5,862
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,231	6,822
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	14,581	13,812
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	15,103	14,589
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	12,215	11,744
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	19,139	18,876
Series 2017-72, Class B 3.00% due 09/25/2047(3)	16,979	16,719
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	19,635	19,334
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	9,072	9,173
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	19,836	20,018

20

Series 2018-23, Class LA
3.50% due 04/25/2048(3)		16,385	16,511
			2,903,675
Government National Mtg. Assoc. — 2.3%
3.00% due July TBA		200,000	195,668
3.50% due July TBA		500,000	501,924
4.00% due 09/15/2041		147,289	151,144
4.00% due July TBA		100,000	102,492
4.50% due 06/15/2041		54,951	57,816
4.50% due July TBA		200,000	207,877
6.00% due 11/15/2031		17,288	18,898
7.00% due 05/15/2033		5,394	6,127
9.00% due 11/15/2021		60	63
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB 7.50% due 09/16/2035(3)		110	121
Series 2005-74, Class HC 7.50% due 09/16/2035(3)		1,587	1,778
			1,243,908
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		6,000	5,993
Total U.S. Government Agencies (cost $5,475,970)			5,462,626
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 1.0%
2.88% due 08/15/2045(11)(12)		156,000	152,886
2.88% due 11/15/2046		93,000	91,056
3.00% due 05/15/2045		16,000	16,062
3.00% due 11/15/2045		101,000	101,355
3.00% due 02/15/2047		50,000	50,180
3.63% due 08/15/2043		65,000	72,455
3.75% due 11/15/2043		55,000	62,526
			546,520
United States Treasury Notes — 2.1%
0.38% due 07/15/2027 TIPS(10)		378,917	368,633
1.13% due 09/30/2021		147,000	140,058
1.25% due 10/31/2021		136,000	129,933
1.88% due 03/31/2022		204,000	198,143
2.00% due 02/15/2025		20,000	19,021
2.88% due 05/31/2025		240,000	240,919
			1,096,707
Total U.S. Government Treasuries (cost $1,682,618)			1,643,227
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*		200,000	186,120
Government of Romania Senior Notes 6.13% due 01/22/2044		56,000	62,788
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		5,000	5,229
Total Foreign Government Obligations (cost $268,959)			254,137
Total Long-Term Investment Securities (cost $46,944,619)			55,436,314
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Foreign Government Obligations — 0.6%
Government of Egypt Disc. Notes 16.77% due 03/05/2019	EGP	100,000	4,944
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	300,000	15,885
Government of Japan Disc. Notes (0.13)% due 08/13/2018	JPY	30,350,000	274,166
			294,995
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 07/02/18		290,000	290,000
U.S. Government Agencies — 0.9%
Federal Home Loan Bank 1.52% due 07/02/2018		500,000	500,000
Total Short-Term Investment Securities (cost $1,089,004)			1,084,995

REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		75,000	75,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		15,000	15,000
BNP Paribas SA Joint Repurchase Agreement(15)		95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(15)		50,000	50,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		125,000	125,000
Total Repurchase Agreements (cost $360,000)			360,000
TOTAL INVESTMENTS (cost $48,393,623)	107.6%		56,881,309
Liabilities in excess of other assets	(7.6)		(4,024,581)
NET ASSETS	100.0%		$52,856,728

†                               Non-income producing security

21

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $4,784,276 representing 9.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Perpetual maturity - maturity date reflects the next call date.

(3)                                 Collateralized Mortgage Obligation

(4)                                 Collateralized Loan Obligation

(5)                                 Commercial Mortgage Backed Security

(6)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of June 30, 2018.

(8)                                 Interest Only

(9)                                 Illiquid security.  At June 30, 2018, the aggregate value of these securities was $272,998 representing 0.5% of net assets.

(10)                          Principal amount of security is adjusted for inflation.

(11)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the SA Multi-Managed Growth Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,553	$776.39	0.00%

(14)                          Denominated in United States dollars unless otherwise indicated.

(15)                          See Note 2 for details of Joint Repurchase Agreements.

ARS                       — Argentine Peso

CLO                      — Collateralized Loan Obligation

DAC                     — Designated Activity Company

EGP                        — Egyptian Pound

JPY                           — Japanese Yen

REMIC     — Real Estate Mortgage Investment Conduit

TBA                      — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS                     — Treasury Inflation Protected Securities

FRS                         — Floating Rate Security

VRS                       — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	90 Day Eurodollar	March 2019	$486,312	$486,200	$(112)
2	Short	90 Day Eurodollar	March 2020	485,850	485,100	750
3	Long	E-Mini Russell 2000 Index	September 2018	250,851	247,125	(3,726)
1	Short	Long Gilt Future	September 2018	161,568	162,409	(841)
3	Short	U.S. Treasury 10 Year Notes	September 2018	359,391	360,563	(1,172)
13	Short	U.S. Treasury 10 Year Ultra Bonds	September 2018	1,647,547	1,667,047	(19,500)
1	Long	U.S. Treasury 2 Year Notes	September 2018	211,933	211,828	(105)
10	Long	U.S. Treasury 5 Year Notes	September 2018	1,133,688	1,136,172	2,484
2	Long	U.S. Treasury Long Bonds	September 2018	283,875	290,000	6,125
1	Long	U.S. Treasury Ultra Bonds	September 2018	156,685	159,563	2,878
						$(13,219)

*                                         Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	30,350,000	USD	278,979	08/13/2018	$4,100	$—

Net Unrealized Appreciation(Depreciation)						$4,100	$—

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$5,087
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	2,867	7,568
					$2,867	$12,655

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$38,580	$—	$1,553	$40,133
Other Industries	38,412,681	—	—	38,412,681
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	273,037	—	273,037
Asset Backed Securities	—	5,256,551	—	5,256,551
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	213	2	215
Other Industries	—	3,522,726	—	3,522,726
Foreign Corporate Bonds & Notes	—	410,524	—	410,524
Municipal Bond & Notes	—	160,456	—	160,456
U.S. Government Agencies	—	5,462,626	—	5,462,626
U.S. Government Treasuries	—	1,643,227	—	1,643,227
Foreign Government Obligations	—	254,137	—	254,137
Short-Term Investment Securities	—	1,084,995	—	1,084,995
Repurchase Agreements	—	360,000	—	360,000
Total Investments at Value	$38,451,261	$18,428,492	$1,556	$56,881,309

Other Financial Instruments:†
Futures Contracts	$12,237	$—	$—	$12,237
Forward Foreign Currency Contracts	—	4,100	—	4,100
Centrally Cleared Interest Rate Swap Contracts	—	12,655	—	12,655
Total Other Financial Instruments	$12,237	$16,755	$—	$28,992

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,456	$—	$—	$25,456

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCKS — 57.9%
Aerospace/Defense — 0.3%
Boeing Co.	872	$292,565
Aerospace/Defense-Equipment — 0.6%
Curtiss-Wright Corp.	550	65,461
L3 Technologies, Inc.	2,392	460,029
Moog, Inc., Class A	250	19,490
		544,980
Airlines — 0.3%
United Continental Holdings, Inc.†	3,808	265,532
Apparel Manufacturers — 0.2%
Under Armour, Inc., Class C†	7,404	156,076
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	925	26,871
Applications Software — 2.5%
Microsoft Corp.	13,088	1,290,608
Progress Software Corp.	3,525	136,840
salesforce.com, Inc.†	5,343	728,785
Smartsheet, Inc., Class A†	1,600	41,552
		2,197,785
Athletic Footwear — 0.6%
NIKE, Inc., Class B	6,192	493,379
Auto-Truck Trailers — 0.1%
Wabash National Corp.	6,825	127,354
Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	3,762	344,712
Meritor, Inc.†	200	4,114
		348,826
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,175	104,400
B2B/E-Commerce — 0.1%
ePlus, Inc.†	700	65,870
Banks-Commercial — 1.4%
1st Source Corp.	435	23,242
BancFirst Corp.	1,375	81,400
BancorpSouth Bank	1,825	60,134
Banner Corp.	2,925	175,880
Cadence BanCorp	125	3,609
Cathay General Bancorp, Class B	700	28,343
Central Pacific Financial Corp.	2,325	66,611
Central Valley Community Bancorp	175	3,703
Citizens & Northern Corp.	175	4,526
City Holding Co.	450	33,853
CVB Financial Corp.	2,925	65,578
East West Bancorp, Inc.	18	1,174
FCB Financial Holdings, Inc., Class A†	2,175	127,890
First Commonwealth Financial Corp.	2,975	46,142
First Community Bancshares, Inc.	200	6,372
First Financial Bancorp	771	23,631
First Hawaiian, Inc.	650	18,863
First Interstate BancSystem, Inc., Class A	475	20,045
Great Western Bancorp, Inc.	225	9,448
Guaranty Bancorp	300	8,940
Heritage Financial Corp.	650	22,653
Hope Bancorp, Inc.	1,458	25,996
Independent Bank Corp./Massachusetts	100	7,840
Independent Bank Corp./Michigan	850	21,675
OFG Bancorp	1,650	23,183
PacWest Bancorp	475	23,475
Sierra Bancorp	200	5,648
Simmons First National Corp., Class A	855	25,565
Southside Bancshares, Inc.	152	5,119
TCF Financial Corp.	1,825	44,931
Trustmark Corp.	625	20,394
UMB Financial Corp.	450	34,303
Union Bankshares Corp.	359	13,958
Webster Financial Corp.	425	27,072
West Bancorporation, Inc.	300	7,545
Westamerica Bancorporation	1,800	101,718
		1,220,459
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	1,100	61,215
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	155	5,981
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	14,788	648,602
Monster Beverage Corp.†	4,638	265,757
		914,359
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	2,050	26,855
MSG Networks, Inc., Class A†	1,400	33,530
		60,385
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	1,050	39,375
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	2,625	199,972
MYR Group, Inc.†	875	31,028
		231,000
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	3,825	120,679
Vulcan Materials Co.	2,007	259,023
		379,702
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	825	59,276
Building-Heavy Construction — 0.0%
MasTec, Inc.†	450	22,838
Building-Maintenance & Services — 0.0%
Brightview Holdings, Inc.†	500	10,975
Building-Residential/Commercial — 0.4%
AV Homes, Inc.†	400	8,560
Beazer Homes USA, Inc.†	2,950	43,512
Hovnanian Enterprises, Inc., Class A†	16,450	26,814
KB Home	4,775	130,071
Taylor Morrison Home Corp., Class A†	6,325	131,433
TRI Pointe Group, Inc.†	1,025	16,769
		357,159
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	3,782	286,373
Chemicals-Plastics — 0.0%
PolyOne Corp.	350	15,127

1

Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	925	69,699
OMNOVA Solutions, Inc.†	2,125	22,100
Sensient Technologies Corp.	275	19,676
		111,475
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,325	23,360
Coal — 0.1%
Arch Coal, Inc., Class A	475	37,255
NACCO Industries, Inc., Class A	475	16,031
SunCoke Energy, Inc.†	375	5,025
		58,311
Coatings/Paint — 0.4%
Sherwin-Williams Co.	826	336,653
Commercial Services — 0.6%
Acacia Research Corp.†	1,925	7,989
Care.com, Inc.†	850	17,748
CoStar Group, Inc.†	711	293,380
Medifast, Inc.	100	16,016
ServiceMaster Global Holdings, Inc.†	3,460	205,766
		540,899
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	225	18,848
EVERTEC, Inc.	275	6,009
Green Dot Corp., Class A†	375	27,521
MarketAxess Holdings, Inc.	250	49,465
Travelport Worldwide, Ltd.	5,250	97,335
Worldpay, Inc., Class A†	3,029	247,712
		446,890
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	2,050	190,117
Autodesk, Inc.†	1,328	174,088
		364,205
Computer Data Security — 0.0%
Carbon Black, Inc.†	200	5,200
Computer Services — 0.6%
Amdocs, Ltd.	4,324	286,205
Convergys Corp.	2,700	65,988
Science Applications International Corp.	975	78,907
Unisys Corp.†	3,750	48,375
		479,475
Computer Software — 0.3%
Box, Inc., Class A†	625	15,619
Pivotal Software, Inc., Class A†	1,000	24,270
SendGrid, Inc.†	125	3,315
SS&C Technologies Holdings, Inc.	3,877	201,216
		244,420
Computers — 1.6%
Apple, Inc.	7,162	1,325,758
Nutanix, Inc., Class A†	650	33,520
		1,359,278
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	7,225	214,582
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	275	8,954
Consulting Services — 0.9%
Gartner, Inc.†	3,611	479,902
Huron Consulting Group, Inc.†	1,750	71,575
Verisk Analytics, Inc.†	1,914	206,023
		757,500
Containers-Metal/Glass — 0.4%
Ball Corp.	10,448	371,426
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	5,575	80,893
Sealed Air Corp.	2,573	109,224
		190,117
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	2,257	322,051
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,474	211,396
Data Processing/Management — 0.2%
CSG Systems International, Inc.	75	3,065
DocuSign, Inc.†	350	18,533
Fair Isaac Corp.†	700	135,324
		156,922
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,467	303,874
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,850	29,415
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	16,523
Distribution/Wholesale — 0.2%
Essendant, Inc.	500	6,610
Fastenal Co.	3,309	159,262
Titan Machinery, Inc.†	2,650	41,208
		207,080
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	4,796	283,683
Actuant Corp., Class A	1,775	52,096
Harsco Corp.†	1,250	27,625
Illinois Tool Works, Inc.	3,344	463,278
Parker-Hannifin Corp.	2,890	450,407
		1,277,089
Diversified Minerals — 0.0%
US Silica Holdings, Inc.	525	13,487
Drug Delivery Systems — 0.3%
DexCom, Inc.†	2,176	206,677
Nektar Therapeutics†	435	21,241
		227,918
E-Commerce/Products — 2.6%
Amazon.com, Inc.†	1,232	2,094,154
Wayfair, Inc., Class A†	1,502	178,377
		2,272,531
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	255	516,908
Liberty Expedia Holdings, Inc., Class A†	1,650	72,501

2

Shutterfly, Inc.†	650	58,519
		647,928
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	1,050	19,404
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,800	73,836
Electric Products-Misc. — 0.0%
Graham Corp.	300	7,743
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,225	11,944
Electric-Generation — 0.0%
Atlantic Power Corp.†	15,850	34,870
Electric-Integrated — 0.2%
El Paso Electric Co.	850	50,235
PNM Resources, Inc.	625	24,312
Portland General Electric Co.	1,500	64,140
		138,687
Electronic Components-Misc. — 1.1%
Bel Fuse, Inc., Class B	200	4,180
Benchmark Electronics, Inc.	2,575	75,061
Flex, Ltd.†	21,761	307,048
Knowles Corp.†	1,900	29,070
OSI Systems, Inc.†	975	75,397
Sensata Technologies Holding PLC†	5,292	251,793
Stoneridge, Inc.†	2,750	96,635
Vishay Intertechnology, Inc.	5,150	119,480
		958,664
Electronic Components-Semiconductors — 2.8%
Amkor Technology, Inc.†	5,700	48,963
Broadcom, Inc.	2,082	505,176
Microchip Technology, Inc.	5,087	462,663
NVIDIA Corp.	2,103	498,201
Rambus, Inc.†	7,975	100,006
Silicon Laboratories, Inc.†	150	14,940
Synaptics, Inc.†	1,250	62,963
Texas Instruments, Inc.	5,800	639,450
Xperi Corp.	5,300	85,330
		2,417,692
Electronic Forms — 0.9%
Adobe Systems, Inc.†	3,362	819,689
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	900	73,908
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,625	22,766
Pattern Energy Group, Inc., Class A	1,175	22,031
REX American Resources Corp.†	1,400	113,358
		158,155
Engineering/R&D Services — 0.0%
VSE Corp.	800	38,224
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,700	47,547
Enterprise Software/Service — 1.0%
Domo, Inc., Class B†	1,300	35,490
Manhattan Associates, Inc.†	350	16,454
MicroStrategy, Inc., Class A†	150	19,163
Pluralsight, Inc., Class A†	2,650	64,792
Tyler Technologies, Inc.†	1,440	319,824
Ultimate Software Group, Inc.†	1,436	369,497
		825,220
Entertainment Software — 0.7%
Activision Blizzard, Inc.	7,613	581,024
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	26,505
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	600	35,046
Synchrony Financial	6,813	227,418
		262,464
Finance-Credit Card — 2.1%
Mastercard, Inc., Class A	4,403	865,277
Visa, Inc., Class A	7,326	970,329
		1,835,606
Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	275	28,999
Houlihan Lokey, Inc.	1,200	61,464
TD Ameritrade Holding Corp.	5,665	310,272
		400,735
Finance-Other Services — 0.6%
CME Group, Inc.	1,253	205,392
Intercontinental Exchange, Inc.	3,520	258,896
WageWorks, Inc.†	1,075	53,750
		518,038
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,300	38,872
MGIC Investment Corp.†	1,850	19,832
NMI Holdings, Inc., Class A†	875	14,262
Radian Group, Inc.	475	7,705
		80,671
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	4,725
Food-Catering — 0.3%
Aramark	6,678	247,754
Food-Dairy Products — 0.0%
Dean Foods Co.	2,150	22,597
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	6,500	129,220
Post Holdings, Inc.†	200	17,204
		146,424
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	750	23,850
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	2,150	37,861
Weyco Group, Inc.	100	3,640
Wolverine World Wide, Inc.	1,675	58,240
		99,741

3

Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	5,800	195,634
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	225	14,355
Southwest Gas Holdings, Inc.	425	32,415
		46,770
Home Furnishings — 0.1%
Sleep Number Corp.†	1,800	52,236
Housewares — 0.0%
Lifetime Brands, Inc.	150	1,898
Human Resources — 0.3%
Barrett Business Services, Inc.	1,500	144,855
Cross Country Healthcare, Inc.†	3,350	37,687
TrueBlue, Inc.†	1,350	36,383
		218,925
Independent Power Producers — 0.3%
NRG Energy, Inc.	4,966	152,456
Vistra Energy Corp.†	4,358	103,110
		255,566
Industrial Automated/Robotic — 0.3%
Cognex Corp.	5,471	244,061
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,352	366,277
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc.	2,500	47,600
Primerica, Inc.	725	72,210
		119,810
Insurance-Multi-line — 0.0%
Kemper Corp.	250	18,913
Insurance-Property/Casualty — 0.6%
Ambac Financial Group, Inc.†	125	2,481
First American Financial Corp.	450	23,274
Global Indemnity, Ltd.	175	6,822
Kinsale Capital Group, Inc.	575	31,544
Navigators Group, Inc.	700	39,900
ProAssurance Corp.	550	19,497
Progressive Corp.	6,657	393,762
Third Point Reinsurance, Ltd.†	900	11,250
Universal Insurance Holdings, Inc.	500	17,550
		546,080
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	3,850	748,132
Internet Security — 0.1%
Proofpoint, Inc.†	325	37,476
Zix Corp.†	3,300	17,787
		55,263
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	450	6,417
Stifel Financial Corp.	200	10,450
Virtus Investment Partners, Inc.	150	19,193
		36,060
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	625	43,844
DXP Enterprises, Inc.†	1,100	42,020
Kadant, Inc.	600	57,690
		143,554
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	650	9,458
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	2,900	34,800
athenahealth, Inc.†	1,607	255,738
		290,538
Medical Instruments — 0.6%
AngioDynamics, Inc.†	2,525	56,156
Boston Scientific Corp.†	11,745	384,061
NuVasive, Inc.†	850	44,302
		484,519
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	800	34,400
Medical Products — 0.2%
Integer Holdings Corp.†	2,150	138,997
Luminex Corp.	675	19,933
MiMedx Group, Inc.†	3,375	21,566
Orthofix International NV†	400	22,728
OrthoPediatrics Corp.†	325	8,658
		211,882
Medical-Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†	700	10,689
Achillion Pharmaceuticals, Inc.†	7,375	20,871
Alder Biopharmaceuticals, Inc.†	2,225	35,155
AMAG Pharmaceuticals, Inc.†	3,225	62,887
Amicus Therapeutics, Inc.†	3,025	47,250
AnaptysBio, Inc.†	2,106	149,610
Aptinyx, Inc.†	1,200	29,004
Arena Pharmaceuticals, Inc.†	920	40,112
Biogen, Inc.†	1,279	371,217
Biohaven Pharmaceutical Holding Co., Ltd.†	900	35,568
Bluebird Bio, Inc.†	150	23,543
Celgene Corp.†	4,008	318,315
CytomX Therapeutics, Inc.†	1,025	23,432
Forty Seven, Inc.†	800	12,800
Homology Medicines, Inc.†	1,225	24,990
Insmed, Inc.†	2,989	70,690
Menlo Therapeutics, Inc.†	825	6,699
Myriad Genetics, Inc.†	1,700	63,529
NewLink Genetics Corp.†	3,575	17,017
Novavax, Inc.†	15,025	20,134
Puma Biotechnology, Inc.†	3,084	182,419
Regeneron Pharmaceuticals, Inc.†	738	254,603
REGENXBIO, Inc.†	875	62,781
resTORbio, Inc.†	600	5,490
Sangamo Therapeutics, Inc.†	600	8,520
Selecta Biosciences, Inc.†	2,175	28,819
Seres Therapeutics, Inc.†	3,075	26,445
Solid Biosciences, Inc.†	1,350	48,100
Spark Therapeutics, Inc.†	600	49,656
		2,050,345

4

Medical-Drugs — 1.5%
Aimmune Therapeutics, Inc.†	1,000	26,890
Bristol-Myers Squibb Co.	5,009	277,198
Clovis Oncology, Inc.†	550	25,009
Eagle Pharmaceuticals, Inc.†	250	18,915
Eli Lilly & Co.	5,167	440,900
Global Blood Therapeutics, Inc.†	3,055	138,086
Horizon Pharma PLC†	2,950	48,852
Mallinckrodt PLC†	6,950	129,687
Paratek Pharmaceuticals, Inc.†	2,425	24,735
Prestige Brands Holdings, Inc.†	1,575	60,448
Reata Pharmaceuticals, Inc., Class A†	1,050	36,718
Synergy Pharmaceuticals, Inc.†	9,800	17,052
TG Therapeutics, Inc.†	2,125	27,944
Vanda Pharmaceuticals, Inc.†	2,150	40,957
Voyager Therapeutics, Inc.†	1,625	31,753
		1,345,144
Medical-Generic Drugs — 0.3%
Endo International PLC†	9,525	89,821
Mylan NV†	5,232	189,084
		278,905
Medical-HMO — 1.5%
Humana, Inc.	1,753	521,745
Molina Healthcare, Inc.†	1,700	166,498
Tivity Health, Inc.†	3,650	128,480
Triple-S Management Corp., Class B†	1,850	72,261
UnitedHealth Group, Inc.	1,788	438,668
WellCare Health Plans, Inc.†	50	12,312
		1,339,964
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,575	8,549
Surgery Partners, Inc.†	1,175	17,507
Tenet Healthcare Corp.†	4,875	163,654
		189,710
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,900	47,560
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	1,000	16,710
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	4,590
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,425	59,807
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	550	57,261
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	325	5,457
Hillenbrand, Inc.	1,625	76,619
		82,076
Motion Pictures & Services — 0.0%
Eros International PLC†	2,000	26,000
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,125	16,875
Multimedia — 0.3%
Entravision Communications Corp., Class A	2,000	10,000
Liberty Media Corp. - Liberty Formula One, Series C†	7,754	287,906
		297,906
Office Furnishings-Original — 0.0%
Interface, Inc.	532	12,209
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	10,625	147,156
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	2,688	196,896
Denbury Resources, Inc.†	8,725	41,967
EP Energy Corp., Class A†	6,719	20,157
Gulfport Energy Corp.†	7,100	89,247
HighPoint Resources Corp.†	3,525	21,432
PDC Energy, Inc.†	475	28,714
Sanchez Energy Corp.†	2,700	12,204
Unit Corp.†	1,000	25,560
W&T Offshore, Inc.†	12,800	91,520
		527,697
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	425	10,030
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	125	5,375
Delek US Holdings, Inc.	2,150	107,865
Murphy USA, Inc.†	550	40,860
		154,100
Oil-Field Services — 0.2%
Archrock, Inc.	2,725	32,700
FTS International, Inc.†	1,125	16,020
MRC Global, Inc.†	3,700	80,179
SEACOR Holdings, Inc.†	250	14,317
		143,216
Paper & Related Products — 0.0%
Domtar Corp.	325	15,516
Verso Corp., Class A†	675	14,688
		30,204
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,375	27,679
Sanderson Farms, Inc.	175	18,401
		46,080
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	225	13,070
Generac Holdings, Inc.†	2,300	118,979
Powell Industries, Inc.	750	26,123
		158,172
Printing-Commercial — 0.1%
ARC Document Solutions, Inc.†	128	227
Deluxe Corp.	875	57,934
Ennis, Inc.	2,475	50,366
		108,527
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	6,975	53,359

5

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,700	82,390
tronc, Inc.†	1,550	26,784
		109,174
Racetracks — 0.2%
Penn National Gaming, Inc.†	3,550	119,244
Speedway Motorsports, Inc.	700	12,152
		131,396
Real Estate Investment Trusts — 2.0%
Alexander & Baldwin, Inc.	376	8,836
American Assets Trust, Inc.	775	29,675
American Tower Corp.	3,242	467,399
Ashford Hospitality Trust, Inc.	5,250	42,525
Capstead Mtg. Corp.	8,315	74,419
CBL & Associates Properties, Inc.	850	4,735
Cherry Hill Mtg. Investment Corp.	425	7,591
CorEnergy Infrastructure Trust, Inc.	450	16,920
CoreSite Realty Corp.	1,125	124,672
CubeSmart	575	18,527
CYS Investments, Inc.	9,250	69,375
DCT Industrial Trust, Inc.	668	44,576
DiamondRock Hospitality Co.	4,800	58,944
Dynex Capital, Inc.	350	2,286
EastGroup Properties, Inc.	375	35,835
EPR Properties	50	3,240
Equinix, Inc.	417	179,264
Equity LifeStyle Properties, Inc.	225	20,677
First Industrial Realty Trust, Inc.	425	14,170
Franklin Street Properties Corp.	725	6,206
GEO Group, Inc.	3,099	85,346
Gladstone Commercial Corp.	175	3,364
Government Properties Income Trust	225	3,566
Hersha Hospitality Trust	1,950	41,827
Highwoods Properties, Inc.	325	16,487
Hospitality Properties Trust	850	24,318
InfraREIT, Inc.†	250	5,543
Invesco Mtg. Capital, Inc.	1,625	25,837
Invitation Homes, Inc.	4,565	105,269
LTC Properties, Inc.	875	37,397
Mack-Cali Realty Corp.	750	15,210
National Retail Properties, Inc.	100	4,396
Pebblebrook Hotel Trust	650	25,220
Pennsylvania Real Estate Investment Trust	425	4,671
PotlatchDeltic Corp.	275	13,984
PS Business Parks, Inc.	225	28,912
Ramco-Gershenson Properties Trust	1,550	20,475
RLJ Lodging Trust	1,376	30,341
Saul Centers, Inc.	400	21,432
Taubman Centers, Inc.	275	16,159
Xenia Hotels & Resorts, Inc.	350	8,526
		1,768,152
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	2,725	63,356
Children’s Place, Inc.	870	105,096
		168,452
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	675	46,271
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	800	18,920
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,717	284,313
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	8,125	19,337
RH†	950	132,715
		152,052
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,725	83,317
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	450	42,525
Retail-Restaurants — 1.6%
Bloomin’ Brands, Inc.	7,850	157,785
Brinker International, Inc.	1,425	67,830
Dunkin’ Brands Group, Inc.	2,527	174,540
McDonald’s Corp.	3,754	588,214
Starbucks Corp.	8,948	437,110
		1,425,479
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	250	4,800
Trinseo SA	1,725	122,389
		127,189
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	750	13,238
Beneficial Bancorp, Inc.	5,667	91,805
Capitol Federal Financial, Inc.	175	2,303
Charter Financial Corp.	500	12,075
First Defiance Financial Corp.	150	10,059
Flushing Financial Corp.	600	15,660
Investors Bancorp, Inc.	2,000	25,580
Meridian Bancorp, Inc.	4,350	83,302
Northfield Bancorp, Inc.	4,675	77,699
People’s United Financial, Inc.	997	18,036
		349,757
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,725	66,119
Semiconductor Equipment — 0.5%
Cohu, Inc.	325	7,966
Entegris, Inc.	1,175	39,832
Lam Research Corp.	2,101	363,158
		410,956
Telecom Services — 0.0%
RigNet, Inc.†	750	7,725
Switch, Inc., Class A	400	4,868
		12,593
Telephone-Integrated — 0.1%
Frontier Communications Corp.	10,575	56,682
Windstream Holdings, Inc.	7,370	38,840
		95,522
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	3,106

6

Sinclair Broadcast Group, Inc., Class A		1,775	57,066
			60,172
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†		550	14,944
Therapeutics — 0.6%
Cara Therapeutics, Inc.†		1,425	27,289
Flexion Therapeutics, Inc.†		1,075	27,789
La Jolla Pharmaceutical Co.†		975	28,441
Mersana Therapeutics, Inc.†		1,150	20,539
Neurocrine Biosciences, Inc.†		2,790	274,089
Sarepta Therapeutics, Inc.†		550	72,699
Xencor, Inc.†		1,175	43,487
			494,333
Tobacco — 0.8%
Altria Group, Inc.		11,462	650,927
Toys — 0.0%
Funko, Inc., Class A†		1,550	19,453
Transactional Software — 0.1%
ACI Worldwide, Inc.†		725	17,886
Synchronoss Technologies, Inc.†		9,000	55,530
			73,416
Transport-Marine — 0.0%
Dorian LPG, Ltd.†		41	313
Transport-Rail — 0.5%
Union Pacific Corp.		2,919	413,564
Transport-Truck — 0.1%
ArcBest Corp.		825	37,702
Covenant Transportation Group, Inc., Class A†		250	7,875
Schneider National, Inc., Class B		425	11,692
YRC Worldwide, Inc.†		1,050	10,553
			67,822
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†		2,125	34,213
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†		300	16,116
USANA Health Sciences, Inc.†		175	20,178
			36,294
Water — 0.1%
American States Water Co.		1,425	81,453
Web Hosting/Design — 0.2%
NIC, Inc.		1,925	29,934
Web.com Group, Inc.†		5,200	134,420
			164,354
Web Portals/ISP — 2.6%
Alphabet, Inc., Class C†		2,001	2,232,416
Wireless Equipment — 0.1%
InterDigital, Inc.		1,450	117,305
Total Common Stocks (cost $38,932,061)			50,399,283
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.3%
Banco de Sabadell SA 6.13% due 11/23/2022(4)	EUR	200,000	230,523
Diversified Banking Institutions — 0.5%
Credit Agricole SA 8.13% due 12/23/2025*(4)	$200,000		211,750
Credit Suisse Group AG 6.25% due 12/18/2024(4)		225,000	219,962
			431,712
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)(3)		8,000	1
Total Preferred Securities/Capital Securities (cost $660,177)			662,236
ASSET BACKED SECURITIES — 14.0%
Diversified Financial Services — 14.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.26% (1 ML+0.17%) due 01/25/2037(5)		30,465	29,640
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		3,504	3,502
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.61% (3 ML+1.25%) due 07/25/2029*(6)		250,000	250,134
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(5)(7)		37,011	36,764
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(7)		39,791	39,415
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.67% (1 ML+1.58%) due 10/25/2034(3)		8,533	8,568
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.48% (3 ML+1.12%) due 01/18/2025*(6)		203,684	203,608
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(7)(8)(9)		997,828	56,228
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(8)		95,000	93,170
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(8)		106,000	104,516
BANK Series 2018-BN10, Class A5 3.69% due 02/15/2061(8)		75,000	74,591

7

Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(8)	54,000	53,481
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(7)	113,034	112,740
Bayview Koitere Fund Trust VRS Series 2018-RN4, Class A1 3.62% due 03/28/2033*(10)	89,466	89,261
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(7)	83,294	83,154
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(7)	79,773	79,625
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(7)	81,113	80,951
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(7)	106,697	106,312
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(10)	53,600	53,316
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(7)(10)	65,455	65,127
Bayview Opportunity Master Fund Trust VRS Series 2018-RN3, Class A1 3.67% due 03/28/2033*(7)(10)	88,398	88,245
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(7)	82,876	83,600
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.92% (1 ML+0.85%) due 08/15/2036*(8)	131,000	130,999
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.64% due 02/25/2036(5)(7)	94,364	88,328
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(7)(8)(9)	186,789	7,419
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(3)(8)(9)	328,000	13,023
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(7)(8)	30,000	29,906
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	9,100	9,015
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 2.72% (3 ML+1.00%) due 01/15/2031*(6)	105,000	104,832
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.15% (3 ML+0.78%) due 04/27/2027*(6)	250,000	248,915
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.58% (3 ML+1.23%) due 10/17/2029*(6)	250,000	250,252
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(6)	250,000	248,567
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	16,899	16,790
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(7)	107,727	106,549
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(8)	101,000	101,667
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	65,000	66,879
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.92% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	46,367	45,204
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(3)	69,352	69,089
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(7)	76,535	75,988
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(8)	90,000	87,852
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	105,000	105,733
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	125,267	124,990
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	123,000	125,694
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	60,000	61,473

8

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	33,231	29,322
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.97% due 06/15/2057(7)(8)(9)	1,001,639	41,519
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(8)	105,000	105,844
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(7)	45,921	44,843
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(3)	50,000	50,525
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.57% (3 ML+1.21%) due 07/18/2030*(6)	250,000	250,362
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.74% due 05/25/2035(5)(7)	72,806	72,946
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	85,860	85,818
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.58% (3 ML+1.22%) due 07/24/2030*(6)	250,000	250,159
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	110,000	107,304
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	30,000	33,190
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(8)	85,377	85,612
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(8)	120,000	120,397
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	115,000	117,929
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.58% due 03/25/2047(5)(7)	21,532	19,722
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.71% due 04/25/2036(5)(7)	6,890	6,025
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	12,005	12,007
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.63% (1 ML+0.54%) due 05/25/2035(5)	51,484	51,323
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(8)	64,000	66,056
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	60,000	60,895
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(8)	107,000	104,255
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(7)(8)	38	38
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(10)	124,026	124,398
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.64% (1 ML+1.55%) due 02/01/2023*(5)	92,449	91,411
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.84% (1 ML+1.75%) due 09/01/2022*(1)(5)	57,582	57,582
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.84% (1 ML+1.75%) due 10/01/2022*(5)	56,463	56,244
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(6)	250,000	249,913
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(5)(7)	32,944	34,115
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.60% due 12/25/2034(5)(7)	24,488	24,883
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(10)	93,064	92,323
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(7)	86,160	84,420
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.26% due 12/15/2047(7)(8)(9)	285,681	12,114

9

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	20,000	20,592
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(7)(8)(9)	109,233	9,646
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	100,000	99,833
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	32,345	26,352
MortgageIT Trust FRS Series 2005-4, Class A1 2.37% (1 ML+0.28%) due 10/25/2035(5)	99,677	98,539
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	99,066
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.59% (1 ML+1.50%) due 06/25/2057*(5)	101,739	104,464
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(7)	76,469	76,708
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(7)	39,676	39,809
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(7)	69,452	69,518
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5) (7)	131,734	132,826
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(7)	128,706	130,506
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(7)	103,911	104,916
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(7)	82,840	83,821
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(7)	112,063	113,069
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(7)	13,559	13,178
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,904
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	88,719	88,117
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	90,787	90,402
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.80% (3 ML+1.45%) due 07/17/2029*(6)	250,000	249,840
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.20% (3 ML+0.85%) due 04/17/2027*(6)	215,000	214,382
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	116,674
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	91,735	92,285
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.19% (1 ML+0.10%) due 02/25/2037(3)	36,473	23,090
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.81% (3 ML+1.45%) due 04/30/2027*(6)	250,000	249,913
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	1,971	1,945
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.22% (1 ML+0.13%) due 05/25/2037(3)	85,934	65,723
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(3)	80,574	80,592
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A Class A1 2.86% (3 ML+1.12%) due 01/21/2031*(6)	250,000	249,641
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.34% (1 ML+0.25%) due 11/25/2036(3)	160,000	144,653
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	118,026
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)(7)	61,590	60,156
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.69% (1 ML+0.60%) due 02/25/2057*	94,890	94,978

10

Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(7)	138,155	135,258
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(7)	74,709	73,483
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(7)	93,911	91,651
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(7)	83,621	81,831
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(7)	91,080	88,760
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.73% (3 ML+1.37%) due 04/20/2027*(6)	250,000	249,937
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(10)	60,398	60,122
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.56% (3 ML+1.24%) due 06/20/2029*(6)	250,000	250,567
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(10)	107,038	106,546
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(10)	94,299	94,259
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.26% (3 ML+0.90%) due 01/18/2029*(6)	250,000	249,532
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 3.80% (3 ML+1.45%) due 10/14/2026*(6)	250,000	249,770
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.31% due 09/15/2057(7)(8)(9)	979,881	48,635
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class A5 3.45% due 07/15/2050(8)	111,000	108,579
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	65,000	66,101
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(5)(7)	28,969	28,645
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(5)(7)	1,424	1,442
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.74% due 01/25/2035(5)(7)	61,619	62,351
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(5)(7)	45,678	46,643
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(3)	49,750	48,678
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,534
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	120,000	123,186
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	110,000	113,229
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	50,111	51,757
Total Asset Backed Securities (cost $12,258,958)		12,227,266
U.S. CORPORATE BONDS & NOTES — 10.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	78,000	73,423
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	4,225
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	29,661
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,705
		54,366
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	34,037
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,326

11

salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,883
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,893
		98,139
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	20,000	18,535
General Motors Co. Senior Notes 5.40% due 04/01/2048	35,000	33,251
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	44,314
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	29,358
		125,458
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	29,559
Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	23,176
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,467
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	102,106
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	67,068
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	55,000	50,353
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	59,259
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	16,138
		336,567
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	40,000	38,336
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,833
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	25,000	23,631
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,758
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	30,000	31,056
		102,614
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	39,158
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	10,135
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	5,000	5,142
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	25,000	24,846
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	26,383
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	25,000	24,631
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	35,000	34,187
		164,482
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	41,000	40,505
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	33,000	32,478
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	12,000	11,698
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,385
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	15,910
		115,976
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	40,000	40,100

12

Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	80,000	79,493
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	73,378
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	49,669
		202,540
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	25,000	24,063
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	24,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	40,491
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	45,000	45,445
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	40,000	38,725
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	70,000	73,783
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	10,000	8,758
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,320
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	16,218
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	40,000	34,889
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	19,531
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	42,632
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	40,000	40,050
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	32,866
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	39,132
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	45,000
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	93,003
		607,281
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,375
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	25,000	25,240
		35,615
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,327
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	30,000	28,343
		42,670
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	15,000	14,325
Computers — 0.1%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,897
Apple, Inc. Senior Notes 3.35% due 02/09/2027	30,000	29,295
Apple, Inc. Senior Notes 3.45% due 02/09/2045	20,000	17,874
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,432

13

Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	19,758
		81,256
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	70,000	68,075
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	15,000	14,938
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	20,000	19,850
		34,788
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,238
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,862
		14,100
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	145,000	143,011
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	81,780
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	57,866
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,380
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	40,659
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	38,956
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	4,881
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	75,514
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,592
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,206
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	32,548
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024	55,000	55,275
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	14,093
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,623
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	50,000	48,790
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	15,000	14,755
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	7,961
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	14,264
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	43,276
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	44,575
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	123,000	121,533
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	19,740
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,524
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	77,054
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,314
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,740
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	23,778
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	50,000	45,557

14

Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,698
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	24,881
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	19,439
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	52,540
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	7,121
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,661
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	24,357
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,000
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	77,178
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,852
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	42,635
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	35,000	35,631
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	11,277
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	43,951
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,708
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	19,855
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,302
Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	85,540
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	62,415
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	33,365
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	14,954
		1,771,605
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	19,804
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	10,000	9,635
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	50,000	48,806
		58,441
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,577
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,913
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.00% due 03/15/2021	20,000	19,900
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,992
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	19,021
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,514
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	35,079
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,644
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,080
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	96,000	93,777

15

IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	24,241
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	70,000	62,440
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	65,000	70,192
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	40,000	51,033
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	40,986
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,731
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,801
Southern Co. Senior Notes 2.75% due 06/15/2020	45,000	44,613
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,646
		572,549
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,392
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	70,000	69,088
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	20,000	19,453
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	13,915
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	75,000	72,601
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	20,098
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	30,000	30,051
		225,206
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,229
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	14,119
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	30,000	31,425
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	39,536
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(3)	10,000	305
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(3)	15,000	2
		308
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	131,677
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	21,627
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	25,000	24,760
		46,387
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,177
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	19,675
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,875
		24,550
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,669

16

Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,328
		33,997
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	24,813
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	40,000	39,369
		64,182
Insurance-Multi-line — 0.3%
Assurant, Inc. FRS Senior Notes 3.59% (3 ML+1.25%) due 03/26/2021	240,000	240,603
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	13,125
		253,728
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,958
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,375
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,063
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	25,000	25,250
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	39,109
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	67,241
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	45,000	42,597
		109,838
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	24,211
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	4,949
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	13,923
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,856
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	70,000	66,911
		134,850
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	54,905
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	14,423
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,292
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,998
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,364
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	40,000	37,892
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,233
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,319
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	25,000	25,030
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	30,000	30,005
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,028
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,684
		201,845

17

Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	18,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,581
Dignity Health Sec. Notes 2.64% due 11/01/2019	145,000	144,723
		167,804
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	28,758
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	20,000	18,481
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	40,000	47,248
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	90,000	89,486
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,586
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	50,000	47,219
Warner Media LLC Company Guar. Notes 4.88% due 03/15/2020	58,000	59,548
		256,087
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	35,000	34,125
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	30,000	27,000
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	25,000	24,022
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,009
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,348
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,074
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,198
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	28,975
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	45,386
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	15,000	14,757
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	25,437
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,375
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	14,756
		205,337
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	15,000	14,167
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	35,000	34,159
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	30,000	28,405
		76,731
Pharmacy Services — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	304,000	301,130
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	110,000	109,858
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	17,441
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	54,709
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	25,442
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	30,398
		538,978
Pipelines — 0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	33,526

18

DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	15,000	14,494
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	14,993
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	14,976
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	20,000	19,996
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	25,000	25,166
MPLX LP Senior Notes 4.00% due 03/15/2028	15,000	14,266
MPLX LP Senior Notes 4.13% due 03/01/2027	30,000	28,617
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,272
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,968
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,522
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	15,000	13,792
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	33,464
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,416
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028*	10,000	9,719
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	35,000	34,410
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	30,000	28,871
		324,468
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	25,000	23,932
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,438
		33,370
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,150
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	14,550
		34,700
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,181
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,458
		21,639
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	95,000	95,707
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	30,000	29,906
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,381
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	20,000	19,112
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	9,787
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	67,000	63,242
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,541
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,249
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	49,130
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	9,836

19

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	26,753
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,326
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	53,261
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	35,000	31,910
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	13,322
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	14,504
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	15,000	14,334
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	20,000	18,793
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	35,000	35,945
		381,045
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	92,757
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	45,000	39,540
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	245,000	239,420
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	32,835
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	37,961
		442,513
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	65,780
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	27,991
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	50,000	50,558
		144,329
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	45,000	40,422
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	5,000	4,852
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	19,917
		65,191
Total U.S. Corporate Bonds & Notes (cost $9,455,658)		9,218,590
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.3%
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	183,839
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	85,000	83,045
		266,884
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	65,000	64,227
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	18,490
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,560
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,716
		34,276
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,724
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,048
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,542
Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	55,000	55,092

20

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000		38,295
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	25,000		25,875
			119,262
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	15,000		14,566
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000		19,680
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,780
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000		25,156
			79,182
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000		75,810
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000		5,663
			81,473
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	60,000		58,539
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000		25,201
			83,740
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	49,000		46,202
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	30,000		30,746
YPF SA Senior Notes 16.50% due 05/09/2022*(3)	ARS	1,419,989	37,065
			114,013
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	15,000		14,214
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	10,000		9,996
			24,210
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	35,000		35,263
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000		43,100
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	25,000		30,051
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	15,000		15,356
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	35,000		34,618
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000		29,229
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	20,000		18,800
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		20,850
			39,650
Total Foreign Corporate Bonds & Notes (cost $1,415,667)			1,320,338
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		14,415
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000		24,691
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	45,000		58,555

21

City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,279
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	65,000	72,272
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	70,000
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	66,368
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,000
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	60,000	61,063
Total Municipal Bonds & Notes (cost $429,620)		413,643
U.S. GOVERNMENT AGENCIES — 16.5%
Federal Home Loan Mtg. Corp. — 4.9%
2.50% due 01/01/2028	4,956	4,847
2.50% due 04/01/2028	16,517	16,155
3.00% due 08/01/2027	5,035	5,020
3.00% due July TBA	900,000	871,087
Federal Home Loan Mtg. Corp. FRS 3.33% (6 ML+1.49%) due 02/01/2037	1,767	1,824
Federal Home Loan Mtg. Corp.
3.50% due 03/01/2042	6,828	6,849
3.50% due 08/01/2042	35,750	35,859
3.50% due 09/01/2043	25,718	25,796
3.50% due July TBA	700,000	696,326
4.00% due 03/01/2023	917	940
4.00% due 10/01/2043	30,971	31,749
4.00% due July TBA	1,900,000	1,936,614
4.50% due 01/01/2039	966	1,010
4.50% due July TBA	200,000	208,103
5.00% due 05/01/2020	18,321	18,415
5.00% due 05/01/2034	15,966	17,089
5.50% due 07/01/2034	5,071	5,495
5.50% due 05/01/2037	1,906	2,061
6.00% due 08/01/2026	12,513	13,669
6.50% due 05/01/2029	1,068	1,189
7.50% due 08/01/2023	38	39
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.07% due 10/25/2047*(7)(8)	70,000	69,602
Series 2017-K729,Class B 3.80% due 11/25/2049*(7)(8)	15,000	14,647
Series 2017-K71, Class B 3.88% due 11/25/2050*(7)(8)	20,000	19,121
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)(8)	60,000	60,027
Series 2010-K8, Class B 5.44% due 09/25/2043*(7)(8)	80,000	83,112
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(7)(8)(9)	318,764	14,424
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	68,000	67,085
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.74% (1 ML+1.65%) due 04/25/2043*	30,000	30,167
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,344	3,229
Series 3883, Class PB 3.00% due 05/15/2041(5)	22,052	21,865
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,970	2,066
Series 1226, Class Z 7.75% due 03/15/2022(5)	241	256
		4,285,737
Federal National Mtg. Assoc. — 8.0%
2.50% due 02/01/2043	69,893	65,774
2.50% due 03/01/2043	135,958	127,946
2.64% due 03/01/2027	28,165	26,800
2.78% due 03/01/2027	62,740	60,178
2.88% due 11/01/2027	130,111	124,154
2.97% due 06/01/2027	108,079	105,001
2.97% due 06/01/2030	124,000	117,404
3.00% due 07/01/2027	90,000	86,787
3.00% due 12/01/2027	9,202	9,200
3.00% due 01/01/2028	9,485	9,486
3.00% due July TBA	100,000	99,413
3.16% due 08/01/2027	125,000	122,134
3.50% due 11/01/2047	500,050	497,945
3.50% due July TBA	4,200,000	4,180,243
3.57% (12 ML+1.82%) due 10/01/2040	2,667	2,808
3.66% (12 ML+1.57%) due 05/01/2037	2,588	2,704
4.00% due 11/01/2040	14,351	14,740
4.00% due 12/01/2040	36,911	37,906
4.00% due 11/01/2041	4,440	4,566
4.00% due 01/01/2042	9,929	10,198
4.00% due 11/01/2043	17,814	18,275
4.00% due 12/01/2043	11,183	11,531

22

4.50% due 01/01/2039	2,673	2,810
4.50% due 06/01/2039	30,146	31,525
4.50% due 09/01/2039	7,195	7,566
4.50% due 05/01/2041	6,675	7,020
5.00% due 06/01/2019	235	239
5.00% due 03/01/2020	1,292	1,324
5.00% due 05/01/2035	2,019	2,155
5.00% due 07/01/2040	43,300	46,447
5.00% due July TBA	300,000	317,793
5.50% due 05/01/2020	10,214	10,324
5.50% due 06/01/2020	7,140	7,202
5.50% due 12/01/2029	1,977	2,119
5.50% due 06/01/2035	123,860	133,725
5.50% due 06/01/2036	60,847	66,124
5.50% due 08/01/2037	10,791	11,688
5.50% due 06/01/2038	8,312	9,005
6.00% due 06/01/2021	21,423	21,794
6.00% due 12/01/2033	7,094	7,817
6.00% due 05/01/2034	5,613	6,159
6.00% due 08/01/2034	1,211	1,333
6.00% due 11/01/2038	1,575	1,734
7.00% due 06/01/2037	12,221	13,532
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.64% (1 ML+3.55%) due 07/25/2029(5)	30,000	32,589
Series 2016-C07, Class 2M2 6.44% (1 ML+4.35%) due 05/25/2029(5)	60,000	66,750
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	6,086	5,862
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	19,885	18,761
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	38,884	36,833
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	40,778	39,390
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	33,590	32,296
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	51,527	50,820
Series 2017-72, Class B 3.00% due 09/25/2047(5)	46,692	45,978
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	47,124	46,400
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	21,772	22,015
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	43,416	43,750
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	53,556	54,049
		6,940,121
Government National Mtg. Assoc. — 3.6%
3.00% due July TBA	500,000	489,170
3.50% due July TBA	1,200,000	1,204,617
4.00% due 07/15/2041	23,565	24,209
4.00% due 08/15/2041	8,695	8,955
4.00% due 10/15/2041	16,324	16,808
4.00% due July TBA	700,000	717,211
4.50% due 06/15/2041	126,888	133,506
4.50% due July TBA	500,000	519,692
6.00% due 11/15/2028	17,199	18,997
7.00% due 07/15/2033	7,897	8,886
9.00% due 11/15/2021	88	93
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	678	748
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	4,858	5,443
		3,148,335
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	9,989
Total U.S. Government Agencies (cost $14,368,997)		14,384,182
U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 0.7%
2.50% due 02/15/2045	5,000	4,559
2.88% due 11/15/2046	70,000	68,537
3.00% due 05/15/2045	58,000	58,224
3.00% due 11/15/2045	145,000	145,510
3.63% due 08/15/2043	160,000	178,350
3.75% due 11/15/2043	140,000	159,157
		614,337
United States Treasury Notes — 6.5%
0.38% due 07/15/2027 TIPS(11)(12)	1,003,618	976,380
1.13% due 08/31/2021	763,000	727,920
1.13% due 09/30/2021	801,000	763,172
1.25% due 10/31/2021	313,000	299,037
1.50% due 07/15/2020	375,000	367,236
1.88% due 02/28/2022	384,000	373,290
1.88% due 03/31/2022	1,019,000	989,744
2.00% due 02/15/2023	520,000	503,770
2.00% due 02/15/2025(13)	245,000	233,008
2.88% due 05/31/2025	455,000	456,742
		5,690,299
Total U.S. Government Treasuries (cost $6,498,853)		6,304,636
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000	183,025

23

Government of Romania Senior Notes 6.13% due 01/22/2044	62,000		69,514
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	200,000		199,012
Republic of Hungary Senior Bonds 6.25% due 01/29/2020	20,000		20,917
Republic of Panama Senior Notes 4.30% due 04/29/2053	200,000		186,500
Total Foreign Government Obligations (cost $680,465)			658,968
Total Long-Term Investment Securities (cost $84,700,456)			95,589,142
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Foreign Government Obligations — 0.9%
Government of Egypt 16.77% due 03/05/2019	EGP	300,000	14,831
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	775,000	41,036
Government of Japan (0.13)% due 08/13/2018	JPY	80,150,000	724,034
			779,901
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 07/02/18	441,000		441,000
U.S. Government Agencies — 0.5%
Federal Home Loan Bank 1.52% due 07/02/2018	400,000		400,000
Total Short-Term Investment Securities (cost $1,631,558)			1,620,901
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(14)	190,000		190,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	40,000		40,000
BNP Paribas SA Joint Repurchase Agreement(14)	250,000		250,000
Deutsche Bank AG Joint Repurchase Agreement(14)	135,000		135,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	305,000		305,000
Total Repurchase Agreements (cost $920,000)			920,000
TOTAL INVESTMENTS (cost $87,252,014)	112.7%		98,130,043
Liabilities in excess of other assets	(12.7)		(11,079,638)
NET ASSETS	100.0%		$87,050,405

†                           Non-income producing security

*                           Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $11,348,540 representing 13.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                   Securities classified as Level 3 (see Note 1).

(2)                   Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,106	$776.39	0.00%

(3)                   Illiquid security.  At June 30, 2018, the aggregate value of these securities was $544,421 representing 0.6% of net assets.

(4)                   Perpetual maturity - maturity date reflects the next call date.

(5)                   Collateralized Mortgage Obligation

(6)                   Collateralized Loan Obligation

(7)                   Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)                   Commercial Mortgage Backed Security

(9)                   Interest Only

(10)            “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of June 30, 2018.

(11)            Principal amount of security is adjusted for inflation.

(12)            The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)            The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)            See Note 2 for details of Joint Repurchase Agreements.

(15)            Denominated in United States dollars unless otherwise indicated.

ARS                       — Argentina Peso

24

CLO                      — Collateralized Loan Obligation

DAC                     — Designated Activity Company

EGP                        — Egyptian Pound

EUR                      — Euro Dollar

JPY                           — Japanese Yen

REMIC     — Real Estate Mortgage Investment Conduit

TBA                      — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS                     — Treasury Inflation Protected Securities

FRS                         — Floating Rate Security

VRS                       — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML-1 Month USD LIBOR

3 ML-3 Month USD LIBOR

6 ML-6 Month USD LIBOR

12 ML-12 Month USD LIBOR

1 Yr USTYCR-1Year US Treasury Yield Curve Rate

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	90 Day Eurodollar	March 2019	$972,625	$972,400	$(225)
4	Short	90 Day Eurodollar	March 2020	971,700	970,200	1,500
3	Short	Long Gilt Future	September 2018	486,326	487,225	(899)
5	Long	Russell 2000 Mini Index	September 2018	412,882	411,875	(1,007)
13	Short	U.S. Treasury 10 Year Notes	September 2018	1,557,594	1,562,438	(4,844)
28	Short	U.S. Treasury 10 Year Ultra Bonds	September 2018	3,549,704	3,590,563	(40,859)
3	Long	U.S. Treasury 2 Year Notes	September 2018	635,799	635,484	(315)
10	Long	U.S. Treasury 5 Year Notes	September 2018	1,133,688	1,136,172	2,484
9	Long	U.S. Treasury Ultra Bonds	September 2018	1,400,685	1,436,063	35,378
						$(8,787)

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	2,339	EUR	2,000	07/31/2018	$1	$—

JPMorgan Chase Bank	JPY	80,150,000	USD	736,743	08/13/2018	10,828	—

UBS AG	EUR	200,000	USD	233,245	07/31/2018	—	(768)

Net Unrealized Appreciation (Depreciation)						$10,829	$(768)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$13,564
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,500)	19,796
					$(7,500)	$33,360

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$57,066	$—	$3,106	$60,172
Other Industries	50,339,111	—	—	50,339,111
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	662,235	—	662,235
Asset Backed Securities:
Diversified Financial Services	—	12,169,684	57,582	12,227,266
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	305	3	308
Other Industries	—	9,218,282	—	9,218,282
Foreign Corporate Bonds & Notes	—	1,320,338	—	1,320,338
Municipal Bonds & Notes	—	413,643	—	413,643
U.S. Government Agencies	—	14,384,182	—	14,384,182
U.S. Government Treasuries	—	6,304,636	—	6,304,636
Foreign Government Obligations	—	658,968	—	658,968
Short-Term Investment Securities	—	1,620,901	—	1,620,901
Repurchase Agreement	—	920,000	—	920,000
Total Investments at Value	$50,396,177	$47,673,174	$60,692	$98,130,043

Other Financial Instruments:†
Futures Contracts	$39,362	$—	$—	$39,362
Forward Foreign Currency Contracts	—	10,829	—	10,829
Centrally Cleared Interest Rate Swap Contracts	—	33,360	—	33,360
Total Other Financial Instruments	$39,362	$44,189	$—	$83,551

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$48,149	$—	$—	$48,149
Forward Foreign Currency Contracts	—	768	—	768
Total Other Financial Instruments	$48,149	$768	$—	$48,917

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 31.6%
Aerospace/Defense — 0.3%
Boeing Co.	471	$158,025
Aerospace/Defense-Equipment — 0.4%
L3 Technologies, Inc.	1,265	243,285
Airlines — 0.2%
United Continental Holdings, Inc.†	2,050	142,947
Apparel Manufacturers — 0.1%
Under Armour, Inc., Class C†	3,985	84,004
Applications Software — 1.8%
Microsoft Corp.	7,049	695,102
salesforce.com, Inc.†	2,854	389,285
		1,084,387
Athletic Footwear — 0.4%
NIKE, Inc., Class B	3,333	265,573
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,026	185,642
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	8,038	352,547
Monster Beverage Corp.†	2,497	143,078
		495,625
Building Products-Cement — 0.2%
Vulcan Materials Co.	1,081	139,514
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	2,045	154,847
Coatings/Paint — 0.3%
Sherwin-Williams Co.	445	181,369
Commercial Services — 0.4%
CoStar Group, Inc.†	383	158,037
ServiceMaster Global Holdings, Inc.†	1,849	109,960
		267,997
Commercial Services-Finance — 0.2%
Worldpay, Inc., Class A†	1,632	133,465
Computer Aided Design — 0.2%
Autodesk, Inc.†	715	93,729
Computer Services — 0.3%
Amdocs, Ltd.	2,283	151,112
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,087	108,315
Computers — 1.2%
Apple, Inc.	3,834	709,712
Consulting Services — 0.6%
Gartner, Inc.†	1,936	257,294
Verisk Analytics, Inc.†	1,026	110,439
		367,733
Containers-Metal/Glass — 0.3%
Ball Corp.	5,521	196,272
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,374	58,326
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	1,206	172,084
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,409	113,825
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	813	168,405
Distribution/Wholesale — 0.1%
Fastenal Co.	1,747	84,083
Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	2,595	153,494
Illinois Tool Works, Inc.	1,764	244,385
Parker-Hannifin Corp.	1,525	237,671
		635,550
Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,172	111,317
Nektar Therapeutics†	259	12,647
		123,964
E-Commerce/Products — 2.0%
Amazon.com, Inc.†	664	1,128,667
Wayfair, Inc., Class A†	815	96,790
		1,225,457
E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	137	277,711
Electronic Components-Misc. — 0.5%
Flex, Ltd.†	11,626	164,043
Sensata Technologies Holding PLC†	2,849	135,555
		299,598
Electronic Components-Semiconductors — 1.9%
Broadcom, Inc.	1,114	270,301
Microchip Technology, Inc.	2,718	247,202
NVIDIA Corp.	1,126	266,750
Texas Instruments, Inc.	3,069	338,357
		1,122,610
Electronic Forms — 0.7%
Adobe Systems, Inc.†	1,811	441,540
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	769	170,795
Ultimate Software Group, Inc.†	752	193,497
		364,292
Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,067	310,393
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,668	122,438
Finance-Credit Card — 1.7%
Mastercard, Inc., Class A	2,370	465,752
Visa, Inc., Class A	3,944	522,383
		988,135
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	3,054	167,268
Finance-Other Services — 0.4%
CME Group, Inc.	675	110,646
Intercontinental Exchange, Inc.	1,894	139,304
		249,950
Food-Catering — 0.2%
Aramark	3,595	133,375
Independent Power Producers — 0.1%
NRG Energy, Inc.	2,674	82,092

1

Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,946		131,421
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	1,265		196,998
Insurance-Property/Casualty — 0.4%
Progressive Corp.	3,583		211,934
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	2,073		402,825
Medical Information Systems — 0.2%
athenahealth, Inc.†	843		134,155
Medical Instruments — 0.3%
Boston Scientific Corp.†	6,415		209,771
Medical-Biomedical/Gene — 1.2%
AnaptysBio, Inc.†	1,139		80,915
Biogen, Inc.†	663		192,429
Celgene Corp.†	2,157		171,309
Insmed, Inc.†	1,613		38,147
Puma Biotechnology, Inc.†	1,279		75,653
Regeneron Pharmaceuticals, Inc.†	406		140,066
			698,519
Medical-Drugs — 0.7%
Bristol-Myers Squibb Co.	2,698		149,307
Eli Lilly & Co.	2,681		228,770
Global Blood Therapeutics, Inc.†	1,052		47,550
			425,627
Medical-Generic Drugs — 0.2%
Mylan NV†	2,791		100,867
Medical-HMO — 0.8%
Humana, Inc.	915		272,332
UnitedHealth Group, Inc.	963		236,262
			508,594
Multimedia — 0.3%
Liberty Media Corp. - Liberty Formula One, Series C†	4,174		154,981
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,447		105,993
Real Estate Investment Trusts — 0.7%
American Tower Corp.	1,745		251,577
Equinix, Inc.	220		94,576
Invitation Homes, Inc.	2,536		58,480
			404,633
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,001		153,056
Retail-Restaurants — 1.1%
Dunkin’ Brands Group, Inc.	1,360		93,935
McDonald’s Corp.	2,021		316,671
Starbucks Corp.	4,818		235,359
			645,965
Semiconductor Equipment — 0.3%
Lam Research Corp.	1,125		194,456
Television — 0.0%
ION Media Networks, Inc.†(1)(9)(13)	10		7,764
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	1,632		160,328
Tobacco — 0.6%
Altria Group, Inc.	6,171		350,451
Transport-Rail — 0.4%
Union Pacific Corp.	1,572		222,721
Web Portals/ISP — 2.0%
Alphabet, Inc., Class C†	1,077		1,201,555
Total Common Stocks (cost $14,811,851)			18,927,263
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	238,816
Banco de Sabadell SA 6.13% due 11/23/2022(2)	EUR	200,000	230,524
			469,340
Diversified Banking Institutions — 0.7%
Credit Agricole SA 8.13% due 12/23/2025*(2)	200,000		211,750
Credit Suisse Group AG 6.25% due 12/18/2024*(2)	200,000		195,521
			407,271
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)(9)	16,000		2
Total Preferred Securities/Capital Securities (cost $924,215)			876,613
ASSET BACKED SECURITIES — 24.3%
Diversified Financial Services — 24.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.26% (1 ML+0.17%) due 01/25/2037(3)	34,817		33,875
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	6,571		6,567
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.61% (3 ML+1.25%) due 07/25/2029*(4)	250,000		250,134
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	37,011		36,764
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	47,026		46,581
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	22,627		22,501

2

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.67% (1 ML+1.58%) due 10/25/2034(9)	17,066	17,135
Atrium XII FRS Series 12A, Class AR 3.19% (3 ML+0.83%) due 04/22/2027*(4)	250,000	249,891
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.48% (3 ML+1.12%) due 01/18/2025*(4)	203,684	203,608
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.81% (3 ML+1.45%) due 07/20/2028*(4)	250,000	250,239
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(5)(6)(7)	997,828	56,228
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	100,000	98,074
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	121,000	119,306
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	62,394
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	130,559	130,219
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	87,459	87,312
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	79,773	79,625
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	81,113	80,951
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	79,668	80,414
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(8)	62,063	61,734
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	65,455	65,127
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	82,151	81,848
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	94,715	95,543
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.92% (1 ML+0.85%) due 08/15/2036*(6)	152,000	151,999
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.64% due 02/25/2036(3)(5)	109,430	102,430
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(5)(6)(7)	210,762	8,371
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(5)(6)(7)(9)	371,000	14,730
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(5)(6)	35,000	34,890
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,833	10,732
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.15% (3 ML+0.78%) due 04/27/2027*(4)	250,000	248,915
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.45% (3 ML+1.10%) due 10/15/2030*(4)	250,000	250,000
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.46% (3 ML+1.10%) due 01/25/2026*(4)	240,880	240,830
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(4)	250,000	248,567
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	20,279	20,148
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	123,843	122,489
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	122,805
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.92% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	57,808	56,358

3

CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	69,352	69,089
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(5)	92,480	91,819
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	48,051	47,875
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(5)	80,490	80,119
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	122,119
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	140,978
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	154,658
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	153,285
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	66,596
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	201,970
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	42,353	37,371
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.97% due 06/15/2057(5)(6)(7)	1,215,934	50,401
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	126,005
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	50,513	49,328
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	57,892	57,056
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	69,568	69,137
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	44,844	44,655
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(9)	60,000	60,631
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.78% (3 ML+1.43%) due 10/15/2028*(4)	250,000	250,558
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.74% due 05/25/2035(3)(5)	91,008	91,182
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	105,247	105,196
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.58% (3 ML+1.22%) due 07/24/2030*(4)	250,000	250,159
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	121,936
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	33,682
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,776
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	146,482
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	143,566
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.58% due 03/25/2047(3)(5)	25,520	23,374
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.71% due 04/25/2036(3)(5)	7,656	6,694
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	14,006	14,008
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.63% (1 ML+0.54%) due 05/25/2035(3)	67,572	67,362
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	70,184
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	65,970
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	122,000	118,870

4

LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	44	45
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	139,776	140,194
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(9)	100,000	98,998
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.56% (1 ML+1.65%) due 11/01/2022*(3)	56,246	56,270
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.64% (1 ML+1.55%) due 02/01/2023*(3)	92,449	91,411
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.84% (1 ML+1.75%) due 10/01/2022*(3)	60,921	60,684
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	249,914
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 3.48% (3 ML+1.12%) due 07/20/2026*(4)	250,000	249,904
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(3)(5)	16,670	17,263
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.60% due 12/25/2034(3)(5)	31,081	31,583
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	97,717	96,940
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.26% due 12/15/2047(5)(6)(7)	348,628	14,783
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(5)(6)(7)	124,129	10,961
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	104,825
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	37,611	30,642
MortgageIT Trust FRS Series 2005-4, Class A1 2.37% (1 ML+0.28%) due 10/25/2035(3)	131,264	129,766
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	112,935
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,276
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(5)	92,631	93,219
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.59% (1 ML+1.50%) due 06/25/2057*(3)	118,825	122,007
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	91,763	92,050
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	79,870	79,945
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	152,384	153,647
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	150,157	152,257
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	122,662	123,848
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	97,902	99,062
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	129,172	130,331
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	26,439	25,698
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,894
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	93,155	92,523
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	90,787	90,402
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.80% (3 ML+1.45%) due 07/17/2029*(4)	250,000	249,840

5

OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.20% (3 ML+0.85%) due 04/17/2027*(4)	215,000	214,382
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	136,283
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	115,518	116,211
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.19% (1 ML+0.10%) due 02/25/2037(9)	38,059	24,093
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.81% (3 ML+1.45%) due 04/30/2027*(4)	250,000	249,914
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	54,120	53,895
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	3,943	3,890
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.22% (1 ML+0.13%) due 05/25/2037(9)	96,499	73,804
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(9)	80,574	80,592
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	62,893	62,097
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(9)	36,441	36,376
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A Class A1 2.86% (3 ML+1.12%) due 01/21/2031*(4)	250,000	249,641
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.34% (1 ML+0.25%) due 11/25/2036(9)	200,000	180,816
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,615
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	99,485
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	76,254	74,479
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.69% (1 ML+0.60%) due 02/25/2057*	109,489	109,590
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	62,673	61,487
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	158,622	155,296
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	74,709	73,483
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	109,140	106,513
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	83,621	81,831
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.73% (3 ML+1.37%) due 04/20/2027*(4)	250,000	249,937
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	60,398	60,122
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	79,336
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*	80,098	79,262
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	123,763	123,194
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(8)	94,299	94,259
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.26% (3 ML+0.90%) due 01/18/2029*(4)	250,000	249,532
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 3.80% (3 ML+1.45%) due 10/14/2026*(4)	250,000	249,770
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.31% due 09/15/2057(5)(6)(7)	979,881	48,635
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	106,778
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)(6)	10,000	8,683
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	35,654	35,255

6

Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	2,814	2,849
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.74% due 01/25/2035(3)(5)	82,159	83,134
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(5)	59,757	61,019
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(9)	49,750	48,678
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,472
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(5)(6)(7)	447,063	8,013
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	149,138
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	56,921
Total Asset Backed Securities (cost $14,597,251)		14,559,302
U.S. CORPORATE BONDS & NOTES — 17.1%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	74,000	69,657
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	8,450
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	29,661
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,705
		54,366
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	43,762
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,214
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,883
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,893
		112,752
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	20,000	18,535
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	23,751
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	55,392
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	34,251
		131,929
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	34,485
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,811
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,467
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,417
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	81,440
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	22,888
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	80,688
		357,711
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	50,000	47,920
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,833
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	28,357

7

Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,758
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	40,373
		126,241
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	39,158
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	5,000	5,142
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	34,784
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	39,574
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	30,000	29,557
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	39,071
		187,286
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	49,000	48,408
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,431
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,522
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,385
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	15,910
		133,656
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	45,113
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	90,000	89,430
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,162
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	59,602
		232,194
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	28,875
Cable/Satellite TV — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	24,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	25,307
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	80,791
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	43,565
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	50,000	52,702
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	5,000	4,379
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,160
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	16,218
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	25,000	21,806
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	19,531
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	42,632

8

DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,675
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	41,051
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	36,974
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	44,024
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	50,000
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	124,004
		640,787
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,375
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	30,000	30,288
		40,663
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,327
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	37,791
		52,118
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,100
Computers — 0.1%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,897
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	19,530
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	26,812
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,432
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	19,757
		80,428
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	72,938
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	19,918
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	24,812
		44,730
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,238
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,723
		18,961
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,805
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	101,022
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	67,510
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	38,956
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	35,000	34,170
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	95,651
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,008
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	41,847
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024	80,000	80,400
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,791

9

Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,623
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	80,000	78,690
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	6,966
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	14,264
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	43,276
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	34,670
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	123,000	121,533
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	49,350
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,405
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	81,869
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	9,480
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	28,534
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	4,556
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,698
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	36,592
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	64,216
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	46,287
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,830
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	29,228
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	28,800
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	95,000	91,649
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,694
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	47,373
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	30,000	30,541
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	11,277
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,301
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,562
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	14,891
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,256
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,797
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	38,409
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,132
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	19,939
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	986
		1,899,834
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,755
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	14,453

10

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	55,000	53,686
		68,139
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,577
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,913
Electric-Integrated — 1.1%
AES Corp. Senior Notes 4.00% due 03/15/2021	20,000	19,900
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,980
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	25,000	23,776
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,416
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	43,849
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,555
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,161
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	117,221
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,090
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	5,000	4,460
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	89,794
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	53,994
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	35,000	44,654
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	40,986
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,731
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,751
Southern Co. Senior Notes 2.75% due 06/15/2020	50,000	49,570
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,646
		658,393
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,392
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	80,000	78,958
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	25,000	24,317
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,553
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	77,441
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,122
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	35,059
		259,450
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,075
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	18,825
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,663

11

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	44,478
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	19,000	579
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	26,000	3
		584
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	156,062
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	25,953
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	30,000	29,712
		55,665
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,060
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	24,594
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,875
		29,469
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	24,449
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,328
		43,777
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	29,775
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,290
		74,065
Insurance-Multi-line — 0.5%
Assurant, Inc. FRS Senior Notes 3.59% (3 ML+1.25%) due 03/26/2021	270,000	270,679
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	17,500
		288,179
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,958
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,500
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,300
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	43,997
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	76,847
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,330
		124,177
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,053
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	4,949
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	18,564
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,856
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	80,000	76,470
		153,892

12

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	59,897
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	14,423
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,056
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,998
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,363
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	45,000	42,628
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	48,467
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,036
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,007
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,028
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,684
		240,267
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,581
Dignity Health Sec. Notes 2.64% due 11/01/2019	160,000	159,695
		187,401
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,551
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	20,000	18,481
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	59,060
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	99,429
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,586
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	56,662
Warner Media LLC Company Guar. Notes 4.88% due 03/15/2020	67,000	68,789
		296,526
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	39,000
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	35,000	31,500
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	30,000	28,827
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,009
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,521
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,074
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,264
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	33,804
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,059
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	15,000	14,757
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	30,525

13

SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,375
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,675
		240,890
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	18,890
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	40,000	39,039
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	33,139
		91,068
Pharmacy Services — 1.0%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	350,000	346,695
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	130,000	129,832
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,720
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	59,682
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	25,443
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,465
		605,837
Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	38,316
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,662
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,056
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	14,993
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	19,968
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	24,996
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	25,000	25,166
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,021
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	33,387
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,272
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,968
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,522
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	15,000	13,792
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,025
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,416
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028*	10,000	9,719
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	40,000	39,326
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	35,000	33,682
		368,287
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,718
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,157
		42,875
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,150
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	24,250
		44,400

14

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,181
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	110,000	110,819
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,890
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,381
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	35,000	33,445
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,681
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	62,000	58,522
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	13,874
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	58,063
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	14,753
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	28,598
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	46,632
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	19,368
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	35,000	31,910
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	34,637
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	5,000	4,778
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	23,491
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	46,215
		428,967
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	92,756
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	17,573
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	260,000	254,079
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	32,835
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	45,953
		443,196
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	75,000	70,478
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	32,657
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	60,000	60,670
		163,805
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	55,000	49,404
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	10,000	9,704
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	14,938
		74,046
Total U.S. Corporate Bonds & Notes (cost $10,514,289)		10,255,307
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 0.5%
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	183,839
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	92,815
		276,654

15

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	75,000		74,108
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000		18,490
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000		34,383
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000		9,716
			44,099
Consulting Services — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000		195,376
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000		4,724
Diversified Banking Institutions — 1.0%
Banco Santander SA Senior Notes 3.85% due 04/12/2023	200,000		195,598
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000		188,937
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000		193,048
			577,583
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,314
Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	60,000		60,101
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		47,868
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000		31,050
			139,019
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000		19,421
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000		19,680
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,780
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		30,187
			89,068
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	75,000		81,225
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		11,325
			92,550
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	65,000		63,418
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,241
			93,659
Oil Companies-Integrated — 0.3%
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*	22,000		19,855
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	54,000		50,917
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000		40,995
YPF SA Senior Notes 16.50% due 05/09/2022*(9)	ARS	1,657,987	43,277
			155,044
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		18,952
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	15,000		14,995
			33,947

16

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000	40,300
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	53,875
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,061
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000	20,475
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000	44,509
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	35,074
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	23,500
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	20,850
		44,350
Total Foreign Corporate Bonds & Notes (cost $2,212,157)		2,083,279
MUNICIPAL BONDS & NOTES — 0.9%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,416
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	29,629
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000	78,073
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	20,000	21,706
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	75,000	83,390
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	120,000
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	73,742
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,000
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	66,152
Total Municipal Bonds & Notes (cost $542,742)		517,108
U.S. GOVERNMENT AGENCIES — 27.9%
Federal Home Loan Mtg. Corp. — 7.4%
2.50% due 01/01/2028	11,564	11,310
2.50% due 04/01/2028	28,315	27,695
3.00% due 08/01/2027	39,897	39,873
3.00% due July TBA	600,000	580,725
3.50% due 03/01/2042	10,669	10,701
3.50% due 08/01/2042	62,563	62,752
3.50% due 09/01/2043	46,292	46,432
3.50% due July TBA	800,000	795,801
4.00% due 03/01/2023	1,834	1,881
4.00% due 09/01/2040	5,090	5,223
4.00% due 10/01/2043	61,943	63,498
4.00% due July TBA	1,800,000	1,834,687
4.50% due 01/01/2039	1,883	1,969
4.50% due July TBA	400,000	416,018
5.00% due 12/01/2020	2,728	2,751
5.00% due 05/01/2021	27,748	28,394
5.00% due 07/01/2021	7,684	7,723
5.00% due 05/01/2034	29,589	31,689
5.50% due 05/01/2037	5,977	6,464
5.50% due 06/01/2037	3,305	3,593
6.50% due 05/01/2029	1,603	1,784
6.50% due 07/01/2035	1,825	2,031
Federal Home Loan Mtg. Corp. FRS 3.33% (6 ML+1.49%) due 02/01/2037	3,213	3,316
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.07% due 10/25/2047*(5)(6)	80,000	79,545
Series 2017-K729,Class B 3.80% due 11/25/2049*(5)(6)	20,000	19,530

17

Series 2017-K71, Class B 3.88% due 11/25/2050*(5)(6)	25,000	23,902
Series 2012-K706, Class B 4.17% due 11/25/2044*(5)(6)	70,000	70,032
Series 2010-K8, Class B 5.44% due 09/25/2043*(5)(6)	90,000	93,501
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	77,937
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(5)(6)(7)	373,552	16,903
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.74% (1 ML+1.65%) due 04/25/2043*(3)	30,000	30,167
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	6,466	6,243
Series 3883, Class PB 3.00% due 05/15/2041(3)	25,161	24,947
Series 1577, Class PK 6.50% due 09/15/2023(3)	2,955	3,099
Series 1226, Class Z 7.75% due 03/15/2022(3)	344	366
		4,432,482
Federal National Mtg. Assoc. — 14.4%
2.50% due 04/01/2028	45,857	44,903
2.50% due 02/01/2043	69,893	65,774
2.50% due 03/01/2043	134,183	126,275
2.64% due 03/01/2027	37,554	35,733
2.66% due 03/01/2027	410,000	387,328
2.78% due 03/01/2027	77,678	74,506
2.88% due 11/01/2027	160,000	152,675
3.00% due 07/01/2027	110,000	106,073
3.00% due 10/01/2027	17,225	17,228
3.00% due 12/01/2027	11,042	11,040
3.00% due 01/01/2028	25,293	25,297
3.16% due 08/01/2027	150,000	146,561
3.50% due 11/01/2047	700,070	697,123
3.50% due 12/01/2047	400,000	398,316
3.50% due July TBA	5,000,000	4,976,480
4.00% due 11/01/2025	5,535	5,698
4.00% due 09/01/2040	3,940	4,046
4.00% due 12/01/2040	83,050	85,289
4.00% due 11/01/2041	7,313	7,521
4.00% due 01/01/2042	19,858	20,395
4.00% due 12/01/2043	22,924	23,638
4.50% due 01/01/2039	5,346	5,620
4.50% due 09/01/2039	13,491	14,187
4.50% due 09/01/2040	25,990	27,343
4.50% due 05/01/2041	12,422	13,065
5.00% due 06/01/2019	715	727
5.00% due 05/01/2035	273	291
5.00% due 07/01/2040	20,381	21,862
5.00% due July TBA	300,000	317,793
5.50% due 10/01/2021	4,912	5,020
5.50% due 06/01/2022	2,116	2,163
5.50% due 12/01/2029	4,086	4,379
5.50% due 05/01/2034	13,243	14,237
5.50% due 08/01/2037	21,581	23,376
5.50% due 06/01/2038	5,195	5,628
6.00% due 06/01/2026	11,892	12,996
6.00% due 04/01/2027	60,448	66,064
6.00% due 12/01/2033	19,346	21,319
6.00% due 05/01/2034	11,843	12,996
6.50% due 06/01/2035	37,000	40,786
6.50% due 10/01/2037	2,507	2,763
7.00% due 06/01/2037	12,702	14,065
Federal National Mtg. Assoc. FRS
3.57% (12 ML+1.82%) due 10/01/2040	5,092	5,361
3.66% (12 ML+1.57%) due 05/01/2037	4,592	4,798
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.64% (1 ML+3.55%) due 07/25/2029(3)	35,000	38,021
Series 2016-C07, Class 2M2 6.44% (1 ML+4.35%) due 05/25/2029(3)	70,143	78,034
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	8,825	8,499
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	21,692	20,467
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	43,744	41,437
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	46,819	45,226
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	39,698	38,168
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	58,152	57,354
Series 2017-72, Class B 3.00% due 09/25/2047(3)	55,182	54,338
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	54,978	54,134
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	25,401	25,684
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	60,498	61,056
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	49,966	50,351
		8,621,507

18

Government National Mtg. Assoc. — 6.1%
3.00% due July TBA	700,000		684,838
3.50% due July TBA	1,500,000		1,505,771
4.00% due 09/15/2040	14,103		14,525
4.00% due 11/15/2040	63,017		64,902
4.00% due July TBA	500,000		512,461
4.50% due 02/15/2039	6,682		6,997
4.50% due 08/15/2041	123,647		130,065
4.50% due July TBA	600,000		623,630
5.50% due 05/15/2036	7,473		8,053
6.00% due 09/15/2032	9,801		11,162
6.00% due 12/15/2033	33,356		37,548
7.00% due 07/15/2033	8,189		9,214
7.00% due 11/15/2033	9,186		10,443
8.00% due 11/15/2031	3,150		3,181
9.00% due 11/15/2021	96		101
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	100		108
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	6,767		7,472
			3,630,471
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000		24,973
Total U.S. Government Agencies (cost $16,719,485)			16,709,433
U.S. GOVERNMENT TREASURIES — 7.7%
United States Treasury Bonds — 2.3%
2.50% due 02/15/2045(11)	213,000		194,204
2.88% due 11/15/2046	228,000		223,235
3.00% due 11/15/2045	170,000		170,598
3.00% due 02/15/2047	108,000		108,388
3.63% due 08/15/2043	100,000		111,469
3.63% due 02/15/2044	100,000		111,559
3.75% due 11/15/2043	140,000		159,157
5.00% due 05/15/2037	204,000		266,355
			1,344,965
United States Treasury Notes — 5.4%
0.38% due 07/15/2027 TIPS(10)(12)	1,157,233		1,125,826
1.25% due 10/31/2021	418,000		399,353
1.38% due 05/31/2021	880,000		849,235
2.00% due 02/15/2023	240,000		232,509
2.88% due 05/31/2025	645,000		647,469
			3,254,392
Total U.S. Government Treasuries (cost $4,705,554)			4,599,357
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Abu Dhabi Government Senior Notes 2.50% due 10/11/2022*	200,000		191,500
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000		183,025
Government of Romania Senior Notes 6.13% due 01/22/2044	70,000		78,484
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	200,000		186,436
Republic of Hungary Senior Bonds 6.25% due 01/29/2020	25,000		26,146
Republic of Panama Senior Notes 4.30% due 04/29/2053	220,000		205,150
Total Foreign Government Obligations (cost $912,195)			870,741
Total Long-Term Investment Securities (cost $65,939,739)			69,398,403
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Foreign Government Obligations — 1.5%
Government of Egypt Disc. Notes 16.77% due 03/05/2019	EGP	325,000	16,066
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	900,000	47,655
Government of Japan Disc. Notes (0.13)% due 08/13/2018	JPY	93,350,000	843,277
			906,998
U.S. Government Agencies — 0.7%
Federal Home Loan Bank 1.52% due 07/02/2018	400,000		400,000
Total Short-Term Investment Securities (cost $1,319,373)			1,306,998
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(15)	245,000		245,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	55,000		55,000
BNP Paribas SA Joint Repurchase Agreement(15)	325,000		325,000
Deutsche Bank AG Joint Repurchase Agreement(15)	175,000		175,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	395,000		395,000
Total Repurchase Agreements (cost $1,195,000)			1,195,000
TOTAL INVESTMENTS (cost $68,454,112)	120.1%		71,900,401
Liabilities in excess of other assets	(20.1)		(12,043,915)
NET ASSETS	100.0%		$59,856,486

19

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $14,501,547 representing 24.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2018.
(9)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $756,569 representing 1.3% of net assets.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the SA Multi-Managed Income/Equity Portfolio held the following restricted securities:

Restricted Table
					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$7,764	$776.39	0.00%

20

(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 2 for details of Joint Repurchase Agreements.

ARS —   Argentine Peso

CLO —  Collateralized Loan Obligation

DAC —  Designated Activity Company

EGP —   Egyptian Pound

EUR —   Euro Dollar

JPY —  Japanese Yen

REMIC  —  Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS —  Treasury Inflation Protected Securities

FRS  —  Floating Rate Security

VRS —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury yield Curve Rate

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	90 Day Eurodollar	March 2019	$972,625	$972,400	$(225)
4	Short	90 Day Eurodollar	March 2020	971,700	970,200	1,500
3	Short	Long Gilt Future	September 2018	485,515	487,226	(1,711)
16	Short	U.S. Treasury 10 Year Notes	September 2018	1,917,047	1,923,000	(5,953)
30	Short	U.S. Treasury 10 Year Ultra Bonds	September 2018	3,802,906	3,847,031	(44,125)
6	Long	U.S. Treasury 2 Year Notes	September 2018	1,271,598	1,270,969	(629)
26	Long	U.S. Treasury 5 Year Notes	September 2018	2,947,594	2,954,047	6,453
5	Long	U.S. Treasury Ultra Bonds	September 2018	778,685	797,813	19,128
						$(25,562)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

21

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	9,358	EUR	8,000	07/31/2018	$3	$—

JPMorgan Chase Bank	JPY	93,350,000	USD	858,078	08/13/2018	12,612	—

UBS AG	EUR	407,000	USD	474,654	07/31/2018	—	(1,562)

Net Unrealized Appreciation(Depreciation)						$12,615	$(1,562)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$16,277
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	8,713	22,998
					$8,713	$39,275

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$7,764	$7,764
Other Industries	18,919,499	—	—	18,919,499
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	876,611	—	876,611
Asset Backed Securities	—	14,559,302	—	14,559,302
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	579	5	584
Other Industries	—	10,254,723	—	10,254,723
Foreign Corporate Bonds & Notes	—	2,083,279	—	2,083,279
Municipal Bond & Notes	—	517,108	—	517,108
U.S. Government Agencies	—	16,709,433	—	16,709,433
U.S. Government Treasuries	—	4,599,357	—	4,599,357
Foreign Government Obligations	—	870,741	—	870,741
Short-Term Investment Securities	—	1,306,998	—	1,306,998
Repurchase Agreements	—	1,195,000	—	1,195,000
Total Investments at Value	$18,919,499	$52,973,131	$7,771	$71,900,401

Other Financial Instruments:†
Futures Contracts	$27,081	$—	$—	$27,081
Forward Foreign Currency Contracts	—	12,615	—	12,615
Centrally Cleared Interest Rate Swap Contracts	—	39,275	—	39,275
Total Other Financial Instruments	$27,081	$51,890	$—	$78,971

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$52,643	$—	$—	$52,643
Forward Foreign Currency Contracts	—	1,562	—	1,562
Total Other Financial Instruments	$52,643	$1,562	$—	$54,205

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 16.3%
Aerospace/Defense — 0.1%
Boeing Co.	199	$66,766
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	536	103,083
Airlines — 0.1%
United Continental Holdings, Inc.†	861	60,037
Apparel Manufacturers — 0.1%
Under Armour, Inc., Class C†	1,673	35,267
Applications Software — 0.9%
Microsoft Corp.	2,963	292,181
salesforce.com, Inc.†	1,192	162,589
		454,770
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,399	111,472
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	850	77,885
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	3,369	147,764
Monster Beverage Corp.†	1,048	60,051
		207,815
Building Products-Cement — 0.1%
Vulcan Materials Co.	454	58,593
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class C†	858	64,968
Coatings/Paint — 0.2%
Sherwin-Williams Co.	187	76,216
Commercial Services — 0.2%
CoStar Group, Inc.†	160	66,021
ServiceMaster Global Holdings, Inc.†	769	45,732
		111,753
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	685	56,019
Computer Aided Design — 0.1%
Autodesk, Inc.†	297	38,934
Computer Services — 0.1%
Amdocs, Ltd.	952	63,013
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	876	45,464
Computers — 0.6%
Apple, Inc.	1,598	295,806
Consulting Services — 0.3%
Gartner, Inc.†	806	107,117
Verisk Analytics, Inc.†	423	45,532
		152,649
Containers-Metal/Glass — 0.2%
Ball Corp.	2,344	83,329
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	589	25,003
Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc., Class A	505	72,058
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,011	47,770
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	328	67,942
Distribution/Wholesale — 0.1%
Fastenal Co.	743	35,761
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	1,096	64,828
Illinois Tool Works, Inc.	741	102,658
Parker-Hannifin Corp.	640	99,744
		267,230
Drug Delivery Systems — 0.1%
DexCom, Inc.†	556	52,809
Nektar Therapeutics†	108	5,273
		58,082
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	278	472,545
Wayfair, Inc., Class A†	341	40,497
		513,042
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	58	117,571
Electronic Components-Misc. — 0.3%
Flex, Ltd.†	4,834	68,208
Sensata Technologies Holding PLC†	1,196	56,905
		125,113
Electronic Components-Semiconductors — 1.0%
Broadcom, Inc.	467	113,313
Microchip Technology, Inc.	1,133	103,046
NVIDIA Corp.	471	111,580
Texas Instruments, Inc.	1,293	142,553
		470,492
Electronic Forms — 0.4%
Adobe Systems, Inc.†	760	185,296
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	320	71,072
Ultimate Software Group, Inc.†	314	80,795
		151,867
Entertainment Software — 0.3%
Activision Blizzard, Inc.	1,699	129,668
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,539	51,372
Finance-Credit Card — 0.9%
Mastercard, Inc., Class A	995	195,537
Visa, Inc., Class A	1,655	219,205
		414,742
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,270	69,558
Finance-Other Services — 0.2%
CME Group, Inc.	283	46,389
Intercontinental Exchange, Inc.	796	58,546
		104,935
Food-Catering — 0.1%
Aramark	1,510	56,021
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,122	34,445

1

Industrial Automated/Robotic — 0.1%
Cognex Corp.	1,236		55,138
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	531		82,693
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,505		89,021
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	883		171,585
Medical Information Systems — 0.1%
athenahealth, Inc.†	351		55,858
Medical Instruments — 0.2%
Boston Scientific Corp.†	2,628		85,936
Medical-Biomedical/Gene — 0.6%
AnaptysBio, Inc.†	467		33,176
Biogen, Inc.†	285		82,718
Celgene Corp.†	906		71,955
Insmed, Inc.†	662		15,656
Puma Biotechnology, Inc.†	524		30,995
Regeneron Pharmaceuticals, Inc.†	162		55,888
			290,388
Medical-Drugs — 0.4%
Bristol-Myers Squibb Co.	1,133		62,700
Eli Lilly & Co.	1,121		95,655
Global Blood Therapeutics, Inc.†	439		19,843
			178,198
Medical-Generic Drugs — 0.1%
Mylan NV†	1,158		41,850
Medical-HMO — 0.4%
Humana, Inc.	391		116,373
UnitedHealth Group, Inc.	404		99,118
			215,491
Multimedia — 0.1%
Liberty Media Corp. - Liberty Formula One, Series C†	1,752		65,052
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	607		44,463
Real Estate Investment Trusts — 0.3%
American Tower Corp.	728		104,956
Equinix, Inc.	91		39,120
Invitation Homes, Inc.	1,064		24,536
			168,612
Retail-Gardening Products — 0.1%
Tractor Supply Co.	840		64,252
Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	571		39,439
McDonald’s Corp.	848		132,873
Starbucks Corp.	2,022		98,775
			271,087
Semiconductor Equipment — 0.2%
Lam Research Corp.	471		81,412
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(11)	4		3,106
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	617		60,614
Tobacco — 0.3%
Altria Group, Inc.	2,590		147,086
Transport-Rail — 0.2%
Union Pacific Corp.	660		93,509
Web Portals/ISP — 1.0%
Alphabet, Inc., Class C†	449		500,927
Total Common Stocks (cost $6,233,121)			7,928,085
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(2)	EUR	200,000	230,524
Diversified Banking Institutions — 1.0%
Credit Agricole SA 8.13% due 12/23/2025(2)	200,000		211,750
Credit Suisse Group AG 6.25% due 12/18/2024(2)	275,000		268,842
			480,592
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(10)	8,000		1
Total Preferred Securities/Capital Securities (cost $706,923)			711,117
ASSET BACKED SECURITIES — 29.6%
Diversified Financial Services — 29.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.26% (1 ML+0.17%) due 01/25/2037(3)	41,657		40,529
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	3,066		3,065
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.61% (3 ML+1.25%) due 07/25/2029*(4)	250,000		250,134
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	37,011		36,764
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	47,026		46,581
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	22,627		22,501
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.67% (1 ML+1.58%) due 10/25/2034(10)	3,413		3,427

2

Atrium XII FRS Series 12A, Class AR 3.19% (3 ML+0.83%) due 04/22/2027*(4)	250,000	249,891
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.48% (3 ML+1.12%) due 01/18/2025*(4)	203,684	203,608
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(5)(6)(7)	997,828	56,228
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	115,000	112,785
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	124,000	122,264
BANK Series 2018-BN10, Class A5 3.69% due 02/15/2061(6)	85,000	84,537
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	130,559	130,219
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	87,459	87,312
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(8)	62,063	61,734
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	68,727	68,384
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	79,773	79,625
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	81,113	80,951
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	79,668	80,414
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	82,151	81,848
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	98,662	99,524
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.92% (1 ML+0.85%) due 08/15/2036*(6)	153,000	152,999
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.64% due 02/25/2036(3)(5)	130,048	121,729
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(5)(6)(7)	212,760	8,450
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(5)(6)(7)(10)	371,000	14,730
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(5)(6)	35,000	34,890
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,000	12,878
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.15% (3 ML+0.78%) due 04/27/2027*(4)	250,000	248,915
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.45% (3 ML+1.10%) due 10/15/2030*(4)	250,000	249,999
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.58% (3 ML+1.23%) due 10/17/2029*(4)	250,000	250,252
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.46% (3 ML+1.10%) due 01/25/2026*(4)	240,880	240,830
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(4)	250,000	248,567
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	20,279	20,148
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	123,843	122,489
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	120,000	120,792
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	77,169
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.92% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	63,829	62,228
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(10)	69,352	69,089

3

COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	48,051	47,875
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(5)	80,490	80,119
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	107,374
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	156,082
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	154,717
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	152,263
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	76,841
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	46,263	40,821
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.97% due 06/15/2057(5)(6)(7)	1,206,367	50,005
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	126,005
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	50,513	49,328
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	57,892	57,056
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	69,568	69,137
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	44,844	44,655
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(10)	60,000	60,631
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.74% due 05/25/2035(3)(5)	101,409	101,603
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	105,247	105,196
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.58% (3 ML+1.22%) due 07/24/2030*(4)	250,000	250,159
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	156,079
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	44,253
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,776
GS Mtg. Securities Trust Series 2017-CS5, Class A4 3.67% due 03/10/2050(6)	35,124	35,006
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	145,479
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	143,566
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.58% due 03/25/2047(3)(5)	25,520	23,374
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.71% due 04/25/2036(3)(5)	9,187	8,033
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	14,006	14,008
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.63% (1 ML+0.54%) due 05/25/2035(3)	70,790	70,569
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	64,955
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	125,000	121,793
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	18	18
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	139,776	140,194
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(10)	100,000	98,998
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.46% (1 ML+1.55%) due 02/01/2023*(3)	92,449	91,411

4

LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.56% (1 ML+1.65%) due 11/01/2022*(3)	56,246	56,270
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.66% (1 ML+1.75%) due 09/01/2022*(1)(3)	57,582	57,582
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.66% (1 ML+1.75%) due 10/01/2022*(3)	62,407	62,164
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	249,913
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.86% (3 ML+1.50%) due 07/25/2026*(4)	250,000	249,823
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*(10)	61,769	61,521
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(3)(5)	15,877	16,441
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.60% due 12/25/2034(3)(5)	32,965	33,497
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	98,648	97,863
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.26% due 12/15/2047(5)(6)(7)	348,628	14,783
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	25,741
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(5)(6)(7)	129,094	11,399
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	104,825
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	34,602	28,191
MortgageIT Trust FRS Series 2005-4, Class A1 2.37% (1 ML+0.28%) due 10/25/2035(3)	136,880	135,317
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	113,925
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,276
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.59% (1 ML+1.50%) due 06/25/2057*(3)	119,602	122,805
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(5)	92,631	93,219
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	88,704	88,981
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	79,943	80,018
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	153,808	155,083
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	153,732	155,882
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	122,662	123,848
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	97,902	99,062
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	129,172	130,331
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	12,881	12,519
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,894
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	93,155	92,523
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	90,787	90,402
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.49% (3 ML+1.13%) due 07/20/2026*(4)	250,000	249,870
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.20% (3 ML+0.85%) due 04/17/2027*(4)	215,000	214,382

5

OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	135,303
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	115,518	116,211
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.19% (1 ML+0.10%) due 02/25/2037(10)	45,988	29,113
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.81% (3 ML+1.45%) due 04/30/2027*(4)	250,000	249,913
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	54,120	53,895
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,725	1,702
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.22% (1 ML+0.13%) due 05/25/2037(10)	111,995	85,655
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(10)	80,574	80,592
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	62,893	62,097
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(10)	36,441	36,376
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.34% (1 ML+0.25%) due 11/25/2036(10)	195,000	176,296
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,615
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	99,485
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.20% (3ML + 0.84%) due 04/20/2028*(4)	250,000	249,073
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	73,321	71,615
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.69% (1 ML+0.60%) due 02/25/2057*	109,489	109,590
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	74,709	73,483
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	109,986	107,339
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	83,621	81,831
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	62,673	61,487
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	160,815	157,443
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.73% (3 ML+1.37%) due 04/20/2027*(4)	250,000	249,937
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	60,398	60,122
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(8)	55,220	54,912
VOLT LXIII LLC Series NP10, Class A 3.00% due 10/25/2047*(8)	80,098	79,262
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	123,763	123,194
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(8)	94,299	94,259
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.26% (3 ML+0.90%) due 01/18/2029*(4)	250,000	249,532
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 3.80% (3 ML+1.45%) due 10/14/2026*(4)	250,000	249,770
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.31% due 09/15/2057(5)(6)(7)	979,881	48,635
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	81,355
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)(6)	10,000	8,683

6

Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	37,883	37,459
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	1,356	1,373
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.74% due 01/25/2035(3)(5)	89,006	90,062
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.91% due 03/25/2035(3)(5)	62,573	63,895
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(10)	49,750	48,678
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,472
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(5)(6)(7)	505,501	9,060
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	148,850
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	133,816
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	61,970
Total Asset Backed Securities (cost $14,457,344)		14,444,618
U.S. CORPORATE BONDS & NOTES — 21.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	80,000	75,305
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	5,000	4,739
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	8,450
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	35,000	34,605
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,705
		59,310
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	40,000	38,899
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,214
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,883
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,893
		107,889
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	20,000	18,535
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	23,751
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	49,853
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	39,144
		131,283
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	39,411
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,811
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,083
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,417
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	90,000	86,231
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	22,888
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	70,000	69,136
		355,566

7

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	45,000	43,128
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,665
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	28,357
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,759
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	40,373
		126,282
Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	35,000	34,263
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	5,000	5,068
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	10,000	10,284
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	34,784
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	39,574
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	20,000	19,705
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	39,071
		182,749
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	49,000	48,408
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,431
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,522
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,385
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	15,910
		133,656
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	45,113
Building-Heavy Construction — 0.5%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	99,366
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,162
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	69,536
		252,064
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	28,875
Cable/Satellite TV — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	24,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	80,791
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	43,565
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	55,000	57,972
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,320
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	16,218
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	35,000	30,528
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	30,000	29,297

8

Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	37,895
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,470
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	45,056
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	41,082
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	44,024
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	40,000
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	108,504
		611,690
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,187
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	35,000	35,336
		40,523
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,327
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	37,791
		52,118
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,100
Computers — 0.1%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	4,897
Apple, Inc. Senior Notes 3.35% due 02/09/2027	10,000	9,765
Apple, Inc. Senior Notes 3.45% due 02/09/2045	35,000	31,280
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,432
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	19,758
		75,132
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	72,938
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	19,918
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	24,812
		44,730
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,238
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,723
		18,961
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,805
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,752
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	110,643
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	72,332
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	45,000	43,825
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	30,000	29,289
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	100,685
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,674
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,008

9

Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	46,497
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024	80,000	80,400
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,791
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,623
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	85,000	83,609
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	6,966
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	10,000	9,509
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	67,318
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	19,811
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	95,000	93,867
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	39,480
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	34,168
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	33,711
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	57,941
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	95,000	86,559
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	40,000	39,396
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	35,000	34,833
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,152
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	64,216
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	72,000
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	48,236
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,861
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	47,373
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	30,000	30,541
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	16,916
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,417
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	38,832
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,233
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,797
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	14,403
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,132
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	49,848
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	1,973
		1,919,422
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,755
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	14,453
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	55,000	53,686
		68,139

10

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,577
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,913
Electric-Integrated — 1.4%
AES Corp. Senior Notes 4.00% due 03/15/2021	20,000	19,900
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,993
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	25,000	23,776
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,416
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	43,849
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,555
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,161
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	117,221
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,090
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	5,000	4,460
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	89,794
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	53,994
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	40,000	51,033
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	40,986
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,731
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,751
Southern Co. Senior Notes 2.75% due 06/15/2020	55,000	54,527
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,646
		664,742
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,392
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	80,000	78,958
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	25,000	24,317
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,553
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	77,441
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,122
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	35,059
		259,450
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,075
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	18,825
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	35,000	36,663
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	49,420

11

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(10)	10,000	305
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(10)	11,000	1
		307
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	156,062
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	25,953
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	30,000	29,712
		55,665
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,060
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	24,594
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,875
		29,469
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,669
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,328
		33,997
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	29,775
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,290
		74,065
Insurance-Multi-line — 0.6%
Assurant, Inc. FRS Senior Notes 3.59% (3 ML+1.25%) due 03/26/2021	270,000	270,679
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	17,500
		288,179
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,958
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,500
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,300
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	43,997
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	76,847
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,330
		124,177
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,053
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	5,938
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	18,564
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,856
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	47,794
		126,205
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	59,897

12

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	14,423
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,056
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	60,000	56,837
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	48,467
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,319
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,036
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,007
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,028
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,684
		225,434
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,581
Dignity Health Sec. Notes 2.64% due 11/01/2019	160,000	159,695
		187,401
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,551
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	20,000	18,481
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	59,060
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	99,429
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,586
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	56,662
Warner Media LLC Company Guar. Notes 4.88% due 03/15/2020	67,000	68,789
		296,526
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	39,000
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	35,000	31,500
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	43,240
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,347
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,074
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,264
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	24,146
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,151
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	51,059
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	15,000	14,757
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	30,525
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,375
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,675
		239,613

13

Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	18,890
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	45,000	43,919
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	33,139
		95,948
Pharmacy Services — 1.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	350,000	346,695
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	130,000	129,832
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	22,285
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	65,000	64,656
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	30,531
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,465
		629,464
Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	38,316
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,662
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,056
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	14,993
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	19,968
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	24,996
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	25,000	25,166
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,021
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	33,387
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,272
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,968
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,522
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	5,000	4,597
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,025
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,416
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028*	10,000	9,719
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	45,000	44,242
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	35,000	33,682
		364,008
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,718
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,438
		38,156
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,150
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	24,250
		44,400
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,181

14

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	110,000	110,819
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,890
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,381
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	70,000	66,890
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,681
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	41,000	38,700
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,541
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	4,625
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	58,063
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	14,753
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	12,915
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	55,958
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	14,526
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	25,000	22,793
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	41,000	36,413
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	9,556
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	23,491
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	46,215
		422,120
Tobacco — 0.9%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	100,000	97,638
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	17,573
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	260,000	254,079
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	40,000	37,526
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	48,950
		455,766
Transport-Rail — 0.4%
CSX Corp. Senior Notes 3.25% due 06/01/2027	80,000	75,177
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	32,656
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	65,000	65,726
		173,559
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	55,000	49,404
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	10,000	9,704
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	14,938
		74,046
Total U.S. Corporate Bonds & Notes (cost $10,519,505)		10,260,762
FOREIGN CORPORATE BONDS & NOTES — 4.2%
Banks-Commercial — 0.5%
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	183,839
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	92,815
		276,654

15

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	75,000		74,108
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000		18,490
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000		34,383
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000		9,716
			44,099
Consulting Services — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000		195,376
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000		4,724
Diversified Banking Institutions — 1.2%
Banco Santander SA Senior Notes 3.85% due 04/12/2023	200,000		195,598
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000		188,937
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000		193,048
			577,583
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,314
Medical-Drugs — 0.3%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	60,000		60,101
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		47,868
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000		31,050
			139,019
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000		19,421
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000		19,680
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,780
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		30,187
			89,068
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	75,000		81,225
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		11,325
			92,550
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	65,000		63,418
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,241
			93,659
Oil Companies-Integrated — 0.3%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	59,000		55,631
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000		40,995
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	43,773
			140,399
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		18,952
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	15,000		14,995
			33,947
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*(10)	40,000		40,300
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		53,875

16

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,061
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000	20,475
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000	44,509
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	35,074
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	23,500
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	20,850
		44,350
Total Foreign Corporate Bonds & Notes (cost $2,196,904)		2,068,634
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,415
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	29,629
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000	78,073
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,280
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	70,000	77,831
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	100,000
State of California General Obligation Bonds 7.55% due 04/01/2039	40,000	58,986
State of California General Obligation Bonds 7.63% due 03/01/2040	10,000	14,748
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,000
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	66,152
Total Municipal Bonds & Notes (cost $502,020)		486,114
U.S. GOVERNMENT AGENCIES — 35.7%
Federal Home Loan Mtg. Corp. — 9.5%
2.50% due 01/01/2028	6,608	6,463
2.50% due 04/01/2028	14,158	13,847
3.00% due 08/01/2027	6,294	6,275
3.00% due 10/01/2042	16,943	16,554
3.00% due 11/01/2042	6,657	6,503
3.00% due 02/01/2043	28,261	27,593
3.00% due 08/01/2043	59,705	58,295
3.00% due July TBA	500,000	483,937
3.11% (6 ML+1.49%) due 02/01/2037 FRS	1,526	1,575
3.50% due 02/01/2042	7,166	7,183
3.50% due 03/01/2042	4,268	4,280
3.50% due 09/01/2043	25,718	25,796
3.50% due July TBA	1,000,000	994,751
4.00% due 03/01/2023	917	941
4.00% due 10/01/2043	11,912	12,211
4.00% due July TBA	2,100,000	2,140,469
4.50% due 01/01/2039	853	892
4.50% due July TBA	300,000	312,154
5.00% due 12/01/2020	842	865
5.00% due 07/01/2021	4,230	4,268
5.00% due 05/01/2034	10,040	10,768
5.50% due 07/01/2034	5,916	6,410
5.50% due 07/01/2035	6,228	6,756
5.50% due 04/01/2037	2,209	2,393
5.50% due 05/01/2037	2,101	2,272
5.50% due 08/01/2037	12,289	13,360
6.50% due 05/01/2029	2,142	2,385
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.07% due 10/25/2047*(5)(6)	90,000	89,488
Series 2017-K729,Class B 3.80% due 11/25/2049*(5)(6)	20,000	19,530
Series 2017-K71, Class B 3.88% due 11/25/2050*(5)(6)	25,000	23,902
Series 2012-K706, Class B 4.17% due 11/25/2044*(5)(6)	75,000	75,034

17

Series 2010-K8, Class B 5.44% due 09/25/2043*(5)(6)	100,000	103,890
Federal Home Loan Mtg. Corp. Multifamily Structured PassThrough Certs.
Series K064, Class X1 0.74% due 03/25/2027 VRS(5)(6)(7)	378,532	17,128
Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	80,897
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.74% (1 ML+1.65%) due 04/25/2043*(3)	30,000	30,167
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	892	861
Series 3883, Class PB 3.00% due 05/15/2041(3)	25,450	25,234
Series 1577, Class PK 6.50% due 09/15/2023(3)	4,729	4,958
Series 1226, Class Z 7.75% due 03/15/2022(3)	482	512
		4,640,797
Federal National Mtg. Assoc. — 17.9%
2.50% due 02/01/2043	139,787	131,549
2.50% due 03/01/2043	135,958	127,946
2.64% due 03/01/2027	37,554	35,733
2.66% due 03/01/2027	210,000	198,387
2.78% due 03/01/2027	75,686	72,595
2.88% due 11/01/2027	155,111	148,010
2.97% due 06/01/2027	132,642	128,864
3.00% due 07/01/2027	110,000	106,073
3.00% due 01/01/2028	9,485	9,486
3.00% due July TBA	125,000	124,266
3.16% due 08/01/2027	150,000	146,561
3.48% (12 ML+1.57%) due 05/01/2037 FRS	2,254	2,355
3.50% due 11/01/2047	800,078	796,710
3.50% due July TBA	5,100,000	5,076,010
3.57% (12 ML+1.82%) due 10/01/2040 FRS	2,425	2,553
4.00% due 11/01/2040	57,405	58,959
4.00% due 11/01/2041	2,873	2,955
4.00% due 10/01/2043	48,741	49,853
4.00% due 11/01/2043	6,362	6,527
4.00% due 12/01/2043	34,107	35,168
4.50% due 01/01/2039	2,138	2,248
4.50% due 06/01/2039	30,146	31,525
4.50% due 05/01/2041	6,489	6,825
5.00% due 06/01/2019	358	364
5.00% due 07/01/2040	20,826	22,340
5.50% due 06/01/2020	30,106	30,475
5.50% due 07/01/2020	4,209	4,242
5.50% due 03/01/2021	8,373	8,524
5.50% due 04/01/2021	7,123	7,240
5.50% due 06/01/2021	35,510	36,198
5.50% due 10/01/2021	16,783	17,126
5.50% due 12/01/2021	36,162	36,832
5.50% due 06/01/2022	38,215	38,941
5.50% due 12/01/2029	1,318	1,412
5.50% due 05/01/2034	2,629	2,826
5.50% due 08/01/2037	7,194	7,792
5.50% due 06/01/2038	623	675
5.50% due July TBA	200,000	214,453
6.00% due 06/01/2026	11,892	12,997
6.00% due 03/01/2027	16,758	18,319
6.00% due 12/01/2033	1,718	1,893
6.00% due 05/01/2034	6,735	7,391
6.00% due 08/01/2034	564	621
6.00% due 06/01/2040	3,590	3,953
6.00% due July TBA	300,000	328,125
6.50% due 11/01/2035	2,962	3,293
6.50% due 10/01/2037	1,425	1,570
7.00% due 06/01/2037	12,702	14,065
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.64% (1 ML+3.55%) due 07/25/2029(3)	35,000	38,021
Series 2016-C07, Class 2M2 6.44% (1 ML+4.35%) due 05/25/2029(3)	70,142	78,033
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	6,086	5,862
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	21,692	20,467
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	43,744	41,437
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	46,819	45,226
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	39,698	38,168
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	58,888	58,081
Series 2017-72, Class B 3.00% due 09/25/2047(3)	55,182	54,338
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	54,978	54,134
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	25,401	25,684

18

Series 2018-38, Class PC 3.50% due 03/25/2045(3)		60,498	61,056
Series 2018-23, Class LA 3.50% due 04/25/2048(3)		49,966	50,351
			8,693,683
Government National Mtg. Assoc. — 8.3%
3.00% due July TBA		700,000	684,838
3.50% due July TBA		1,400,000	1,405,387
4.00% due 10/15/2040		20,319	21,138
4.00% due 02/15/2041		12,016	12,379
4.00% due 09/15/2041		13,730	14,141
4.00% due 10/15/2041		8,945	9,208
4.00% due July TBA		500,000	512,461
4.50% due 06/15/2041		150,007	157,830
4.50% due July TBA		600,000	623,630
5.00% due 01/15/2033		1,474	1,566
5.00% due 01/15/2040		47,792	51,107
5.00% due July TBA		300,000	313,364
5.50% due 04/15/2036		82,299	89,087
6.00% due 02/15/2033		15,780	17,250
6.50% due 07/15/2028		62,702	69,146
6.50% due 08/15/2028		4,482	4,942
6.50% due 09/15/2028		8,291	9,173
6.50% due 11/15/2028		10,674	11,772
7.00% due 01/15/2033		5,664	6,461
7.00% due 05/15/2033		7,837	8,902
7.00% due 11/15/2033		3,591	4,083
8.00% due 02/15/2030		1,258	1,305
9.00% due 11/15/2021		107	113
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)		215	232
Series 2005-74, Class HB 7.50% due 09/16/2035(3)		2,481	2,740
Series 2005-74, Class HC 7.50% due 09/16/2035(3)		1,722	1,930
			4,034,185
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		12,000	11,987
Total U.S. Government Agencies (cost $17,368,511)			17,380,652
U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 2.6%
2.50% due 02/15/2045(9)		150,000	136,763
3.00% due 05/15/2045(14)		370,000	371,431
3.00% due 11/15/2045		202,000	202,710
3.63% due 08/15/2043		105,000	117,042
3.75% due 11/15/2043		105,000	119,368
5.00% due 05/15/2037		256,000	334,250
			1,281,564
United States Treasury Notes — 8.1%
0.38% due 07/15/2027 TIPS(12)		1,167,474	1,135,789
1.88% due 02/28/2022		487,000	473,417
2.00% due 02/15/2023		230,000	222,822
2.00% due 02/15/2025		675,000	641,962
2.13% due 07/31/2024		665,000	640,088
2.88% due 05/31/2025		840,000	843,216
			3,957,294
Total U.S. Government Treasuries (cost $5,360,549)			5,238,858
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Sovereign — 1.8%
Abu Dhabi Government Senior Notes 2.50% due 10/11/2022*		200,000	191,500
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		200,000	183,025
Government of Romania Senior Notes 6.13% due 01/22/2044		70,000	78,484
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	186,436
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		25,000	26,146
Republic of Panama Senior Notes 4.30% due 04/29/2053		221,000	206,083
Total Foreign Government Obligations (cost $912,488)			871,674
Total Long-Term Investment Securities (cost $58,257,365)			59,390,514
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Foreign Government Obligations — 1.9%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	325,000	16,066
Government of Egypt Bills 17.41% due 10/16/2018	EGP	900,000	47,655
Government of Japan Bills (0.13)% due 08/13/2018	JPY	93,100,000	841,018
			904,739
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 1.52% due 07/02/2018		200,000	200,000
Total Short-Term Investment Securities (cost $1,117,094)			1,104,739
REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		275,000	275,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		60,000	60,000

19

BNP Paribas SA Joint Repurchase Agreement(15)	360,000	360,000
Deutsche Bank AG Joint Repurchase Agreement(15)	195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	440,000	440,000
Total Repurchase Agreements (cost $1,330,000)		1,330,000
TOTAL INVESTMENTS (cost $60,704,459)	126.8%	61,825,253
Liabilities in excess of other assets	(26.8)	(13,082,515)
NET ASSETS	100.0%	$48,742,738

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $13,821,024 representing 28.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2018.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(10)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $808,820 representing 1.7% of net assets.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,106	$776.39	0.01%

(12)	Principal amount of security is adjusted for inflation.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.

ARS                       — Argentine Peso

CLO                      — Collateralized Loan Obligation

DAC                     — Designated Activity Company

EGP                        — Egyptian Pound

EUR                      — Euro Currency

JPY                           — Japanese Yen

REMIC     — Real Estate Mortgage Investment Conduit

TBA                      — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS                     — Treasury Inflation Protected Securities

FRS                         — Floating Rate Security

VRS                       — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless otherwise, the dates shown are the original maturity dates.

20

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	90 Day Eurodollar	March 2019	972,625	972,400	(225)
4	Short	90 Day Eurodollar	March 2020	971,700	970,200	1,500
3	Short	Long Gilt Future	September 2018	485,515	487,226	(1,711)
11	Long	U.S. Treasury 2 Year Notes	September 2018	2,331,172	2,330,109	(1,063)
26	Long	U.S. Treasury 5 Year Notes	September 2018	2,947,594	2,954,047	6,453
28	Short	U.S. Treasury 10 Year Notes	September 2018	3,350,063	3,365,250	(15,187)
32	Short	U.S. Treasury 10 Year Ultra Bonds	September 2018	4,056,750	4,103,500	(46,750)
4	Long	U.S. Treasury Ultra Bonds	September 2018	623,185	638,250	15,065
						$(41,918)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	2,339	EUR	2,000	07/31/2018	$1	$—

JPMorgan Chase Bank	JPY	93,100,000	USD	855,780	08/13/2018	12,578	—

UBS AG	EUR	200,000	USD	233,245	07/31/2018	—	(768)

Net Unrealized Appreciation (Depreciation)						$12,579	$(768)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$8,879	$32,841
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,507)	17,175
					$2,372	$50,016

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

21

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,106	$3,106
Other Industries	7,924,979	—	—	7,924,979
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	711,116	—	711,116
Asset Backed Securities:
Diversified Financial Services	—	14,387,036	57,582	14,444,618
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	305	2	307
Other Industries	—	10,260,455	—	10,260,455
Foreign Corporate Bonds & Notes	—	2,068,634	—	2,068,634
Municipal Bond & Notes	—	486,114	—	486,114
U.S. Government Agencies	—	17,380,652	—	17,380,652
U.S. Government Treasuries	—	5,238,858	—	5,238,858
Foreign Government Obligations	—	871,674	—	871,674
Short-Term Investment Securities	—	1,104,739	—	1,104,739
Repurchase Agreements	—	1,330,000	—	1,330,000
Total Investments at Value	$7,924,979	$53,839,583	$60,691	$61,825,253

Other Financial Instruments:†
Futures Contracts	$23,018	$—	$—	$23,018
Forward Foreign Currency Contracts	—	12,579	—	12,579
Centrally Cleared Interest Rate Swap Contracts	—	50,016	—	50,016
Total Other Financial Instruments	$23,018	$62,595	$—	$85,613

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$64,936	$—	$—	$64,936
Forward Foreign Currency Contracts	—	768	—	768
Total Other Financial Instruments	$64,936	$768	$—	$65,704

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

†                                         Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
COMMON STOCKS — 75.0%
Aerospace/Defense — 2.4%
Boeing Co.	5,813	$1,950,320
Lockheed Martin Corp.	1,747	516,116
Northrop Grumman Corp.	2,565	789,251
Raytheon Co.	2,447	472,711
Teledyne Technologies, Inc.†	267	53,149
		3,781,547
Aerospace/Defense-Equipment — 0.0%
L3 Technologies, Inc.	234	45,003
Airlines — 0.8%
ANA Holdings, Inc.	2,000	73,504
Azul SA ADR†	2,485	40,655
Copa Holdings SA, Class A	755	71,438
Delta Air Lines, Inc.	13,238	655,810
Deutsche Lufthansa AG	2,089	50,254
International Consolidated Airlines Group SA	17,328	152,212
Japan Airlines Co., Ltd.	2,200	78,053
Singapore Airlines, Ltd.	4,400	34,522
Wizz Air Holdings PLC†*	1,320	62,715
		1,219,163
Airport Development/Maintenance — 0.1%
Aena SME SA*	420	76,269
Apparel Manufacturers — 0.9%
Hermes International	60	36,702
JNBY Design, Ltd.	23,000	52,710
Michael Kors Holdings, Ltd.†	6,202	413,053
PVH Corp.	3,236	484,494
Ralph Lauren Corp.	806	101,330
VF Corp.	4,222	344,177
		1,432,466
Applications Software — 1.7%
Intuit, Inc.	3,888	794,338
Microsoft Corp.	13,434	1,324,727
Nuance Communications, Inc.†	8,284	115,023
Red Hat, Inc.†	3,404	457,395
		2,691,483
Audio/Video Products — 0.0%
Sony Corp.	1,000	51,158
Auto-Cars/Light Trucks — 0.9%
Brilliance China Automotive Holdings, Ltd.	46,000	83,022
Fiat Chrysler Automobiles NV†	10,643	203,014
Ford Motor Co.	60,756	672,569
Honda Motor Co., Ltd.	1,900	55,825
Peugeot SA	8,777	200,486
Suzuki Motor Corp.	200	11,052
Toyota Motor Corp.	2,100	135,998
		1,361,966
Auto-Heavy Duty Trucks — 0.1%
Volvo AB, Class B	12,096	193,390
Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	5,905	239,093
Faurecia SA	1,949	139,112
JTEKT Corp.	2,500	34,051
Tupy SA	10,979	50,791
Visteon Corp.†	1,249	161,421
WABCO Holdings, Inc.†	845	98,882
		723,350
B2B/E-Commerce — 0.0%
Cafe24 Corp.†	405	65,047
Banks-Commercial — 1.6%
ABN AMRO Group NV CVA*	6,906	179,200
China Construction Bank Corp.	153,000	141,385
CIT Group, Inc.	5,133	258,755
Compartamos SAB de CV	93,844	82,691
DNB ASA	10,510	205,571
First Abu Dhabi Bank PJSC	3,180	10,521
First Hawaiian, Inc.	2,470	71,679
Grupo Financiero Banorte SAB de CV, Class O	11,951	70,273
Grupo Financiero Galicia SA ADR	1,297	42,775
HDFC Bank, Ltd.	2,531	77,982
IndusInd Bank, Ltd.	2,516	71,151
Industrial & Commercial Bank of China, Ltd.	111,000	83,049
Japan Post Bank Co., Ltd.	800	9,321
Popular, Inc.	1,204	54,433
Regions Financial Corp.	29,476	524,083
Resona Holdings, Inc.	35,800	191,619
Sberbank of Russia PJSC ADR	10,831	156,346
Sumitomo Mitsui Trust Holdings, Inc.	1,600	63,486
Synovus Financial Corp.	1,673	88,385
United Overseas Bank, Ltd.	6,400	125,698
		2,508,403
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,696	174,501
Banks-Special Purpose — 0.0%
Industrial Bank of Korea	4,947	68,357
Banks-Super Regional — 0.9%
Capital One Financial Corp.	5,021	461,430
Fifth Third Bancorp	14,106	404,842
US Bancorp	10,088	504,602
		1,370,874
Beverages-Non-alcoholic — 1.7%
Coca-Cola Amatil, Ltd.	10,741	73,130
Coca-Cola Co.	23,678	1,038,517
Dr Pepper Snapple Group, Inc.	1,822	222,284
Grape King Bio, Ltd.	9,000	67,894
PepsiCo, Inc.	12,016	1,308,182
		2,710,007
Brewery — 0.3%
Asahi Group Holdings, Ltd.	400	20,492
Kirin Holdings Co., Ltd.	3,700	99,021
Molson Coors Brewing Co., Class B	4,356	296,382
		415,895
Building & Construction Products-Misc. — 0.2%
Owens Corning	3,786	239,919
Building & Construction-Misc. — 0.2%
China State Construction International Holdings, Ltd.	46,000	47,198
CIMIC Group, Ltd.	1,639	51,307
CTCI Corp.	31,000	49,619

1

nVent Electric PLC†	3,126	78,463
Taisei Corp.	1,800	99,336
		325,923
Building Products-Doors & Windows — 0.0%
Xinyi Glass Holdings, Ltd.	54,000	66,006
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	4,280	173,437
Vinci SA	2,188	210,442
Waskita Beton Precast Tbk PT	1,558,500	39,805
		423,684
Building-Residential/Commercial — 0.5%
Berkeley Group Holdings PLC	3,006	150,157
Persimmon PLC	5,237	175,069
Taylor Wimpey PLC	78,460	185,247
Toll Brothers, Inc.	5,654	209,142
		719,615
Cable/Satellite TV — 0.0%
Megacable Holdings SA de CV	14,710	60,609
Casino Hotels — 0.4%
Caesars Entertainment Corp.†	303	3,242
Galaxy Entertainment Group, Ltd.	26,000	201,323
Las Vegas Sands Corp.	5,752	439,223
		643,788
Cellular Telecom — 0.2%
Advanced Info Service PCL	14,800	82,644
NTT DOCOMO, Inc.	4,600	117,270
Telstra Corp., Ltd.	64,324	124,720
		324,634
Chemicals-Diversified — 0.8%
Arkema SA	1,010	119,599
BASF SE	2,366	226,319
Celanese Corp., Series A	1,956	217,233
Covestro AG*	2,208	197,049
Evonik Industries AG	3,606	123,511
Huntsman Corp.	9,574	279,561
Mitsubishi Chemical Holdings Corp.	10,900	91,303
Mitsubishi Gas Chemical Co., Inc.	1,800	40,808
		1,295,383
Chemicals-Fibers — 0.0%
Indorama Ventures PCL†	38,400	63,459
Chemicals-Plastics — 0.0%
Formosa Plastics Corp.	19,000	70,108
Chemicals-Specialty — 0.2%
Cabot Corp.	1,191	73,568
Univar, Inc.†	1,733	45,474
W.R. Grace & Co.	2,188	160,402
		279,444
Commercial Services — 0.1%
CoreLogic, Inc.†	1,046	54,287
ServiceMaster Global Holdings, Inc.†	1,940	115,372
Sporton International, Inc.	11,000	53,397
		223,056
Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	3,879	520,329
FleetCor Technologies, Inc.†	1,461	307,760
Total System Services, Inc.	2,739	231,500
		1,059,589
Communications Software — 0.0%
Avaya Holdings Corp.†	593	11,907
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	4,766	206,415
Synopsys, Inc.†	2,426	207,593
		414,008
Computer Data Security — 0.3%
Fortinet, Inc.†	6,261	390,874
Computer Services — 1.3%
Amdocs, Ltd.	2,903	192,149
Cognizant Technology Solutions Corp., Class A	6,933	547,638
Dell Technologies, Inc., Class V†	3,566	301,612
Fujitsu, Ltd.	1,000	6,068
Infosys, Ltd.	3,055	58,440
International Business Machines Corp.	5,291	739,153
Larsen & Toubro Infotech, Ltd.*	2,805	68,204
Leidos Holdings, Inc.	1,557	91,863
		2,005,127
Computers — 1.5%
Apple, Inc.	10,210	1,889,973
HP, Inc.	20,537	465,985
		2,355,958
Computers-Integrated Systems — 0.1%
Otsuka Corp.	2,100	82,414
Computers-Memory Devices — 0.5%
NetApp, Inc.	7,576	594,943
TDK Corp.	1,400	143,143
		738,086
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,419	149,513
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	3,835	176,180
Packaging Corp. of America	2,569	287,189
Sealed Air Corp.	1,525	64,736
		528,105
Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	3,618	516,252
Kao Corp.	1,100	83,954
Pola Orbis Holdings, Inc.	1,800	79,258
Procter & Gamble Co.	3,464	270,400
		949,864
Cruise Lines — 0.5%
Carnival Corp.	7,520	430,971
Royal Caribbean Cruises, Ltd.	4,151	430,044
		861,015

2

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,759	202,461
Dun & Bradstreet Corp.	1,301	159,568
Fidelity National Information Services, Inc.	2,968	314,697
		676,726
Decision Support Software — 0.1%
MSCI, Inc.	1,090	180,319
Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	6,444	282,054
Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	2,227	224,648
Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	2,448	104,995
KAR Auction Services, Inc.	2,934	160,783
LKQ Corp.†	4,687	149,515
		415,293
Diversified Banking Institutions — 4.2%
BNP Paribas SA	3,002	186,470
Citigroup, Inc.	29,840	1,996,893
Goldman Sachs Group, Inc.	1,881	414,892
HSBC Holdings PLC	6,341	59,475
JPMorgan Chase & Co.	24,834	2,587,703
Lloyds Banking Group PLC	58,995	49,090
Macquarie Group, Ltd.	1,335	122,162
Mitsubishi UFJ Financial Group, Inc.	7,500	42,752
Mizuho Financial Group, Inc.	133,200	224,376
Morgan Stanley	15,817	749,726
Sumitomo Mitsui Financial Group, Inc.	6,400	248,913
		6,682,452
Diversified Financial Services — 0.3%
CTBC Financial Holding Co., Ltd.	242,000	174,227
Edelweiss Financial Services, Ltd.	26,207	113,564
Hana Financial Group, Inc.	2,184	83,970
Shriram Transport Finance Co., Ltd.†	3,369	63,660
		435,421
Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,842	434,473
Diversified Minerals — 0.3%
Anglo American PLC	8,020	179,384
BHP Billiton, Ltd.	11,572	290,401
		469,785
Diversified Operations — 0.0%
Industrivarden AB, Class A	3,138	63,519
E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd. ADR†	2,472	458,630
Amazon.com, Inc.†	874	1,485,625
		1,944,255
E-Commerce/Services — 0.0%
Ctrip.com International, Ltd. ADR†	1,155	55,013
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,898	209,120
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	8,662	240,024
Electric-Generation — 0.0%
Engie SA	4,095	62,789
Vistra Energy Corp. CVR†(1)	1,362	756
		63,545
Electric-Integrated — 1.2%
AES Corp.	13,457	180,458
Ameren Corp.	3,705	225,449
American Electric Power Co., Inc.	2,681	185,659
CMS Energy Corp.	5,506	260,324
Enel SpA	40,570	225,375
Entergy Corp.	5,837	471,571
Evergy, Inc.	2,232	125,327
OGE Energy Corp.	3,960	139,432
Pinnacle West Capital Corp.	1,796	144,686
		1,958,281
Electric-Transmission — 0.0%
KEC International, Ltd.	14,149	69,181
Electronic Components-Misc. — 0.2%
Hoya Corp.	3,900	221,886
Jabil, Inc.	2,611	72,220
		294,106
Electronic Components-Semiconductors — 2.0%
MediaTek, Inc.	17,000	167,276
NVIDIA Corp.	7,498	1,776,276
Samsung Electronics Co., Ltd.	11,430	478,429
Samsung Electronics Co., Ltd. (Preference Shares)	2,287	77,260
Sino-American Silicon Products, Inc.	16,000	64,549
SK Hynix, Inc.	1,406	108,115
Texas Instruments, Inc.	3,713	409,358
		3,081,263
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	7,262	449,082
Keysight Technologies, Inc.†	2,661	157,079
		606,161
Energy-Alternate Sources — 0.1%
Canvest Environmental Protection Group Co., Ltd.	159,000	85,321
China Everbright Greentech, Ltd.*	76,000	79,433
		164,754
Engineering/R&D Services — 0.0%
AECOM†	2,199	72,633
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,588	477,204
Enterprise Software/Service — 1.0%
Black Knight, Inc.†	2,021	108,224
CA, Inc.	5,263	187,626
Oracle Corp.	27,346	1,204,865
		1,500,715
Entertainment Software — 0.0%
Nexon Co., Ltd.†	2,000	29,066
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	9,680	254,294

3

Santander Consumer USA Holdings, Inc.	5,073	96,843
		351,137
Finance-Credit Card — 0.4%
Discover Financial Services	5,446	383,453
Mastercard, Inc., Class A	1,575	309,519
		692,972
Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	4,000	23,242
E*TRADE Financial Corp.†	9,926	607,074
		630,316
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	33,000	108,238
ORIX Corp.	12,300	194,640
		302,878
Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	4,176	116,299
Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	6,635	75,108
Hong Kong Exchanges & Clearing, Ltd.	3,800	114,306
		189,414
Fisheries — 0.1%
Marine Harvest ASA	4,734	94,281
Food-Confectionery — 0.2%
Hershey Co.	3,329	309,797
Food-Flour & Grain — 0.1%
Gruma SAB de CV, Class B	9,003	109,957
Food-Meat Products — 0.1%
WH Group, Ltd.*	175,000	142,532
Food-Misc./Diversified — 1.0%
Associated British Foods PLC	3,369	121,738
Conagra Brands, Inc.	7,842	280,195
Ingredion, Inc.	1,280	141,696
Mondelez International, Inc., Class A	17,280	708,480
Nestle SA	1,590	123,468
Pinnacle Foods, Inc.	2,517	163,756
		1,539,333
Food-Retail — 0.5%
J Sainsbury PLC	48,836	207,018
Koninklijke Ahold Delhaize NV	10,006	239,601
Tesco PLC	20,130	68,197
WM Morrison Supermarkets PLC	7,076	23,533
Woolworths Group, Ltd.	7,718	174,321
		712,670
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,660	591,391
Gas-Distribution — 0.2%
Atmos Energy Corp.	1,007	90,771
UGI Corp.	4,108	213,904
		304,675
Gold Mining — 0.3%
Newmont Mining Corp.	8,457	318,914
Royal Gold, Inc.	837	77,707
		396,621
Hazardous Waste Disposal — 0.0%
Tervita Corp.†(2)	10	76
Hotels/Motels — 0.6%
Extended Stay America, Inc.	5,779	124,884
Hilton Worldwide Holdings, Inc.	4,765	377,198
Hyatt Hotels Corp., Class A	1,502	115,879
Wyndham Worldwide Corp.†	6,927	306,658
		924,619
Human Resources — 0.1%
ManpowerGroup, Inc.	1,861	160,158
Randstad NV	893	52,580
		212,738
Import/Export — 0.3%
ITOCHU Corp.	10,800	195,827
Marubeni Corp.	20,900	159,532
Mitsui & Co., Ltd.	10,500	175,214
		530,573
Independent Power Producers — 0.2%
NRG Energy, Inc.	10,656	327,139
Industrial Automated/Robotic — 0.3%
Keyence Corp.	100	56,505
Rockwell Automation, Inc.	2,091	347,587
SMC Corp.	100	36,698
		440,790
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,926	299,936
Instruments-Controls — 0.4%
Honeywell International, Inc.	4,840	697,202
Instruments-Scientific — 0.0%
Waters Corp.†	372	72,016
Insurance-Life/Health — 0.9%
Athene Holding, Ltd., Class A†	2,709	118,763
Cathay Financial Holding Co., Ltd.	68,000	119,993
Discovery, Ltd.	7,237	77,817
Legal & General Group PLC	60,895	213,774
Lincoln National Corp.	3,584	223,104
Principal Financial Group, Inc.	3,025	160,174
Prudential Financial, Inc.	5,412	506,076
		1,419,701
Insurance-Multi-line — 1.3%
Aegon NV	2,903	17,412
Ageas	4,022	202,953
Allianz SE	1,391	287,553
American Financial Group, Inc.	855	91,767
Assurant, Inc.	1,748	180,900
AXA SA	8,018	196,772
Hartford Financial Services Group, Inc.	6,991	357,450
Loews Corp.	5,113	246,856
MetLife, Inc.	9,867	430,201

4

Ping An Insurance Group Co. of China, Ltd.	12,000	110,431
		2,122,295
Insurance-Property/Casualty — 0.2%
DB Insurance Co., Ltd.	1,247	66,014
Hyundai Marine & Fire Insurance Co., Ltd.	1,550	46,869
XL Group, Ltd.	4,409	246,683
		359,566
Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	988	54,953
IRB Brasil Resseguros S/A	3,947	49,239
Muenchener Rueckversicherungs-Gesellschaft AG	981	207,413
RenaissanceRe Holdings, Ltd.	598	71,951
Swiss Re AG	1,450	125,482
		509,038
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	10,200	511,976
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	6,664	1,294,949
NCSoft Corp.	126	41,943
		1,336,892
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,998	344,555
Internet Security — 0.3%
Palo Alto Networks, Inc.†	2,538	521,483
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,146	440,063
Partners Group Holding AG	120	88,155
		528,218
Machine Tools & Related Products — 0.1%
Sandvik AB	12,507	222,024
Machinery-Construction & Mining — 0.0%
United Tractors Tbk PT	29,700	65,493
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	1,985	123,705
Hitachi, Ltd.	33,000	232,966
Mitsubishi Electric Corp.	4,000	53,272
		409,943
Machinery-Pumps — 0.1%
Gardner Denver Holdings, Inc.†	2,398	70,477
Pentair PLC	3,606	151,741
		222,218
Medical Instruments — 0.3%
Boston Scientific Corp.†	14,044	459,239
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	1,171	131,456
Fleury SA	7,817	53,347
		184,803
Medical Products — 0.7%
ABIOMED, Inc.†	1,281	523,993
Baxter International, Inc.	6,639	490,224
Hill-Rom Holdings, Inc.	708	61,837
		1,076,054
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	4,040	745,743
Biogen, Inc.†	849	246,414
Celgene Corp.†	2,416	191,879
Gilead Sciences, Inc.	6,107	432,620
Vertex Pharmaceuticals, Inc.†	1,331	226,217
		1,842,873
Medical-Drugs — 4.1%
AbbVie, Inc.	4,849	449,260
Allergan PLC	784	130,708
Astellas Pharma, Inc.	14,800	225,780
Bristol-Myers Squibb Co.	13,649	755,336
China Traditional Chinese Medicine Holdings Co., Ltd.	70,000	60,582
Eli Lilly & Co.	8,651	738,190
GlaxoSmithKline PLC	8,343	168,441
Ipsen SA	365	57,266
Johnson & Johnson	8,697	1,055,294
Merck & Co., Inc.	13,425	814,897
Novartis AG	5,389	409,658
Pfizer, Inc.	11,716	425,056
Recordati SpA	4,006	159,340
Roche Holding AG	1,763	392,638
Shionogi & Co., Ltd.	3,100	159,347
Taisho Pharmaceutical Holdings Co., Ltd.	200	23,430
UCB SA	1,715	134,867
Zoetis, Inc.	3,300	281,127
		6,441,217
Medical-HMO — 1.7%
Anthem, Inc.	3,805	905,704
Centene Corp.†	2,868	353,366
Cigna Corp.	3,436	583,948
Humana, Inc.	1,956	582,165
WellCare Health Plans, Inc.†	1,061	261,261
		2,686,444
Medical-Wholesale Drug Distribution — 0.4%
Alfresa Holdings Corp.	700	16,470
McKesson Corp.	3,875	516,925
Medipal Holdings Corp.	2,200	44,272
		577,667
Metal Processors & Fabrication — 0.1%
SKF AB, Class B	4,806	89,448
Skipper, Ltd.	21,194	51,086
		140,534
Metal-Diversified — 0.1%
Boliden AB	1,082	35,105
Rio Tinto PLC	3,435	190,446
		225,551
Multimedia — 0.9%
Naspers, Ltd., Class N	980	248,974

5

Twenty-First Century Fox, Inc., Class B	5,069	249,749
Walt Disney Co.	8,080	846,865
		1,345,588
Networking Products — 1.3%
Cisco Systems, Inc.	46,331	1,993,623
Non-Hazardous Waste Disposal — 0.4%
China Water Affairs Group, Ltd.	116,000	121,092
Republic Services, Inc.	2,518	172,130
Waste Management, Inc.	4,226	343,743
		636,965
Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	831	119,041
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,121	216,554
Oil Companies-Exploration & Production — 1.3%
CNOOC, Ltd.	63,000	108,726
ConocoPhillips	13,888	966,883
Geopark, Ltd.†	2,955	60,991
Halcon Resources Corp.†	729	3,200
MWO Holdings LLC†(1)(2)(3)	10	810
Occidental Petroleum Corp.	11,058	925,333
SandRidge Energy, Inc.†	323	5,730
		2,071,673
Oil Companies-Integrated — 1.1%
Eni SpA	12,473	231,686
Equinor ASA†	8,473	225,132
Lukoil PJSC ADR	2,439	166,779
OMV AG	237	13,443
Repsol SA	11,724	229,534
Royal Dutch Shell PLC, Class B	10,119	362,376
Sasol, Ltd.	3,762	137,909
TOTAL SA	6,194	377,653
		1,744,512
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	174,000	27,057
Oil Refining & Marketing — 1.0%
Formosa Petrochemical Corp.	9,000	36,161
Motor Oil Hellas Corinth Refineries SA	2,064	41,458
PBF Energy, Inc., Class A	5,065	212,375
Valero Energy Corp.	11,085	1,228,551
		1,518,545
Oil-Field Services — 0.5%
Halliburton Co.	17,268	778,096
Paper & Related Products — 0.2%
Domtar Corp.	1,752	83,641
Mondi PLC	2,421	65,797
Nine Dragons Paper Holdings, Ltd.	52,000	66,279
Suzano Papel e Celulose SA	6,550	75,999
		291,716
Petrochemicals — 0.1%
Formosa Chemicals & Fibre Corp.	24,000	95,642
Petronas Chemicals Group Bhd	34,400	71,619
		167,261
Photo Equipment & Supplies — 0.1%
Sunny Optical Technology Group Co., Ltd.	4,100	76,298
Pipelines — 0.9%
Kinder Morgan, Inc.	30,030	530,630
ONEOK, Inc.	4,044	282,393
Williams Cos., Inc.	19,738	535,097
		1,348,120
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	2,100	47,021
Toppan Printing Co., Ltd.	8,000	62,719
		109,740
Private Equity — 0.1%
3i Group PLC	11,187	132,965
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	382	118,493
Publishing-Newspapers — 0.1%
News Corp., Class A	6,035	93,543
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,867	84,108
Real Estate Investment Trusts — 2.1%
AGNC Investment Corp.	2,516	46,773
American Homes 4 Rent, Class A	5,012	111,166
Apartment Investment & Management Co., Class A	2,289	96,825
Apple Hospitality REIT, Inc.	3,559	63,635
Brandywine Realty Trust	4,067	68,651
Brixmor Property Group, Inc.	8,524	148,573
Douglas Emmett, Inc.	1,734	69,672
Duke Realty Corp.	5,319	154,411
Empire State Realty Trust, Inc., Class A	2,765	47,282
Equity LifeStyle Properties, Inc.	829	76,185
Equity Residential	4,877	310,616
Gaming and Leisure Properties, Inc.	2,171	77,722
HCP, Inc.	8,237	212,679
Highwoods Properties, Inc.	1,951	98,974
Hudson Pacific Properties, Inc.	2,145	75,997
Liberty Property Trust	2,124	94,157
Life Storage, Inc.	710	69,090
New Residential Investment Corp.	4,718	82,518
OUTFRONT Media, Inc.	2,387	46,427
Paramount Group, Inc.	3,761	57,919
Park Hotels & Resorts, Inc.	4,532	138,815
Rayonier, Inc.	1,700	65,773
Senior Housing Properties Trust	3,256	58,901
SL Green Realty Corp.	2,131	214,230
Spirit Realty Capital, Inc.	17,070	137,072
Starwood Property Trust, Inc.	4,293	93,201
Sun Communities, Inc.	886	86,722
Vornado Realty Trust	2,666	197,071
Weyerhaeuser Co.	8,016	292,263
WP Carey, Inc.	712	47,241
		3,340,561

6

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,127	197,023
Jones Lang LaSalle, Inc.	782	129,804
		326,827
Real Estate Operations & Development — 0.3%
CK Asset Holdings, Ltd.	26,000	206,460
Emaar Development PJSC†	50,481	69,567
Kerry Properties, Ltd.	7,000	33,503
Nomura Real Estate Holdings, Inc.	1,600	35,522
Sun Hung Kai Properties, Ltd.	5,000	75,456
		420,508
Recycling — 0.0%
Sunny Friend Environmental Technology Co., Ltd.	10,000	70,518
Rental Auto/Equipment — 0.1%
Ashtead Group PLC	2,742	82,255
Localiza Rent a Car SA	8,568	52,459
		134,714
Retail-Apparel/Shoe — 0.8%
ABC-Mart, Inc.	1,000	54,735
Foschini Group, Ltd.	3,353	42,531
lululemon athletica, Inc.†	3,912	488,413
Next PLC	275	21,958
Ross Stores, Inc.	6,895	584,351
Tapestry, Inc.	1,032	48,205
		1,240,193
Retail-Building Products — 1.2%
Home Depot, Inc.	9,627	1,878,228
Retail-Discount — 0.3%
Dollar General Corp.	2,213	218,202
Dollar Tree, Inc.†	1,733	147,305
Harvey Norman Holdings, Ltd.	12,961	31,845
		397,352
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	9,938	596,429
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	40,306	106,385
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	2,756	153,647
Tiffany & Co.	3,900	513,240
		666,887
Retail-Major Department Stores — 0.0%
Shinsegae Co. Ltd.	169	60,882
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	5,040	54,221
Retail-Restaurants — 0.1%
Jubilant Foodworks, Ltd.	2,684	54,638
XiabuXiabu Catering Management China Holdings Co., Ltd.*	38,000	83,501
		138,139
Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	51,039	362,430
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	5,972	275,847
Globalwafers Co., Ltd.	4,000	66,517
Inari Amertron Bhd	92,200	51,583
KLA-Tencor Corp.	3,762	385,718
		779,665
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	19,700	13,085
Steel-Producers — 0.2%
ArcelorMittal	6,414	188,081
BlueScope Steel, Ltd.	4,087	52,204
		240,285
Telecommunication Equipment — 0.0%
ARRIS International PLC†	2,533	61,919
Telephone-Integrated — 1.8%
BT Group PLC	37,754	108,521
KDDI Corp.	9,200	251,865
Nippon Telegraph & Telephone Corp.	4,900	222,882
Swisscom AG	359	160,667
Verizon Communications, Inc.	39,991	2,011,947
		2,755,882
Television — 0.1%
ProSiebenSat.1 Media SE	4,504	114,295
RTL Group SA	830	56,315
		170,610
Tobacco — 0.1%
Swedish Match AB	2,697	133,604
Transactional Software — 0.1%
Amadeus IT Group SA	2,005	158,281
Transport-Rail — 0.3%
Central Japan Railway Co.	1,100	228,117
Kansas City Southern	2,359	249,960
		478,077
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	2,744	200,586
Royal Mail PLC	20,483	136,622
		337,208
Travel Services — 0.1%
Modetour Network, Inc.	2,801	68,360
TUI AG	6,939	152,248
		220,608
Water Treatment Systems — 0.0%
Clean TeQ Holdings, Ltd.†	84,024	50,056
Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	3,396	3,834,729
Yandex NV, Class A†	3,181	114,198
		3,948,927
Wire & Cable Products — 0.1%
KEI Industries, Ltd.	14,410	85,663
Total Common Stocks (cost $109,802,178)		118,100,166

7

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	12,509
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.13% (3 ML + 5.79%) (cost $14,579)	580	15,254
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	$9,000	8,860
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	87,656
		96,516
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	63,403
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,313
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(4)	52,000	52,962
JPMorgan Chase & Co. Series X 6.10% due 10/24/2024(4)	11,000	11,359
		133,037
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	25,000	23,250
WEC Energy Group, Inc. FRS 4.46% (3 ML+2.11%) due 05/15/2067	50,000	49,315
		72,565
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	36,861
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	47,700
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 5.25% (3 ML+2.91%) due 03/07/2067*	10,000	9,750
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(4)	70,000	63,875
TransCanada Trust 5.30% due 03/15/2077	40,000	37,821
		101,696
Total Preferred Securities/Capital Securities (cost $490,392)		498,125
ASSET BACKED SECURITIES — 1.3%
Diversified Financial Services — 1.3%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.50% (12 MTA+0.94%) due 06/25/2046(5)	13,254	11,864
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(3)(6)(7)(8)	245,857	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.58%due 11/10/2041*(3)(6)(7)(8)	26,139	128
Capmark Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.58% due 07/15/2029(6)(7)(8)	30,911	530
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.97% due 09/10/2045*(3)(6)(7)(8)	248,750	14,404
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	28,000	28,309

Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(6)(8)	57,000	56,270
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class C 5.06% due 03/10/2047(6)(8)	60,000	61,255
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(6)(8)	44,000	45,699
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.82% due 05/25/2035(5)(8)	28,975	29,664
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.84% due 12/10/2046*(3)(6)(7)(8)	175,285	4
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.11% due 12/10/2047(6)(7)(8)	421,999	18,217
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.24% due 05/10/2047(6)(7)(8)	346,938	14,511
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.28% due 08/10/2050(6)(7)(8)	511,556	19,892

8

Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.29% due 11/10/2047(3)(6)(7)(8)	297,419	14,722
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.31% due 07/15/2047(6)(7)(8)	115,800	4,782
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.36% due 08/10/2047(6)(7)(8)	961,670	43,243
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.36% due 08/10/2047(6)(7)(8)	344,346	16,743
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.42% due 08/10/2046(6)(7)(8)	339,938	12,988
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	19,728
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(6)(8)	39,000	37,930
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(6)(8)	12,000	12,588
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.29% due 07/10/2046*(3)(6)(8)	41,000	42,189
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.22% due 05/15/2038*(3)(6)(7)(8)	10,682	1
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.82% due 02/15/2040*(3)(6)(7)(8)	106,312	4
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.87% due 09/15/2039*(3)(6)(7)(8)	3,405	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(6)(8)	66,000	65,193
CSMC Trust VRS Series 2016-NXSR, Class C 4.51% due 12/15/2049(6)(8)	37,000	36,485
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.52% due 08/10/2044*(6)(8)	100,000	103,166
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 1.18% due 05/10/2043*(3)(6)(7)(8)	11,514	1
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 1.01% due 05/10/2050(6)(7)(8)	402,964	16,252
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.69% due 02/10/2046(6)(7)(8)	839,166	46,362
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	32,463
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.80% due 06/10/2047(6)(8)	56,000	54,701
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.41% due 09/12/2037*(3)(6)(7)(8)	119,142	187
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	21,543
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,295
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.31% due 05/15/2045(6)(8)	57,000	55,745
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 1.01% due 01/15/2047(6)(7)(8)	874,638	29,656
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(6)(8)	19,000	18,345
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.72% due 08/15/2046(6)(8)	56,000	55,775
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(6)(8)	38,000	39,590
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.25% due 11/15/2045(6)(8)	55,000	57,037
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.52% due 11/15/2040*(3)(6)(7)(8)	107,541	394
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(6)(8)	69,000	70,380
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(5)(8)	11,907	12,331
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)(8)	39,580	0

9

Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.64% due 07/15/2045*(3)(6)(7)(8)	6,517	259
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.14% due 05/15/2044*(3)(6)(7)(8)	758	33
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.36% due 08/15/2047(6)(7)(8)	154,697	6,529
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(6)(8)	19,000	18,660
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.49% due 10/15/2047(6)(8)	63,000	60,814
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.92% due 10/15/2046(6)(8)	55,000	55,296
Morgan Stanley Capital I Trust VRS Series C3, Class D 5.33% due 07/15/2049*(6)	43,000	44,338
Towd Point Asset Trust FRS Series SL1, Class A 2.69% (1ML + 0.60%) due 01/25/2046*(3)	97,878	97,533
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.21% due 08/10/2049*(6)(8)	25,000	25,410
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(3)(6)(7)(8)	31,592	2
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 2.44% (1 ML+0.35%) due 12/25/2045(5)	12,768	12,573
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 3.01% (1 ML+0.46%) due 10/25/2044(5)	37,036	36,829
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.36% due 03/15/2045*(6)(7)(8)	245,842	10,892
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.72% due 12/15/2045*(6)(7)(8)	183,760	10,276
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.05% due 11/15/2045*(6)(7)(8)	120,245	7,976
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	22,631
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	18,000	17,759
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	18,000	18,043
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)(8)	24,000	24,490
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)(8)	67,000	69,157
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.53% due 12/15/2045(6)(8)	18,000	17,862
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.63% due 08/15/2046(6)(8)	56,000	55,664
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)(8)	32,000	32,175
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(6)(8)	20,000	20,954
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.94% due 11/15/2045*(6)(8)	51,000	49,448
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.98% due 06/15/2045*(6)(8)	55,000	50,651
WF-RBS Commercial Mtg. Trust VRS Series 2013-C17, Class C 5.29% due 12/15/2046(6)(8)	59,000	60,726
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.85% due 03/15/2044*(6)(8)	34,000	30,568
Total Asset Backed Securities (cost $2,869,763)		2,098,116
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	10,000	9,686
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	3,000	6,620
Total Convertible Bonds & Notes (cost $12,204)		16,306

10

U.S. CORPORATE BONDS & NOTES — 5.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	14,353
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,024
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,081
		12,105
Aerospace/Defense — 0.0%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	56,350
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	4,811
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	24,813
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,053
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,056
		37,733
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*(3)	50,000	49,646
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	15,000	12,675
		62,321
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,327	1,396
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,265	7,629
		9,025
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,750
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,501
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	60,000	59,571
		78,072
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	29,442
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	7,584
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	8,830
		45,856
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	25,000	25,688

Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*	20,000	19,200
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	16,800
Lear Corp. Senior Notes 3.80% due 09/15/2027	43,000	40,374
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	10,000	9,525
		66,699
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	5,000	4,663
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	10,000	9,837
		14,500
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	3,000	3,008
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,022
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,186

11

CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	18,000	18,135
		39,351
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,700
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	14,700
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,603
		39,003
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Company Guar. Notes 6.38% due 07/15/2026*(3)	5,000	5,084
Beverages-Non-alcoholic — 0.0%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*(3)	56,000	56,207
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	17,621
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	53,000	54,504
		72,125
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	28,560
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	9,940
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(9)(10)	21,000	15,908
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	15,000	14,513
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	13,856
		82,777
Building & Construction Products-Misc. — 0.1%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	15,000	14,213
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	24,375
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	24,312
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,063
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	25,000	24,562
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	46,375
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	19,750
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,337
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,275
		184,262

Building & Construction-Misc. — 0.0%
Pisces Midco, Inc. Senior Sec. Notes 8.00% due 04/15/2026*	15,000	14,427
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	14,400
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,711
		39,538
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	20,000	20,050
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,763
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,650
		9,413
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	30,000	30,075
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	20,250

12

MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,681
		29,931
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,995
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,000
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,523
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	9,900
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	22,900
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	9,925
		94,243
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,298
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	5,000	4,936
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,034
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	19,394
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	4,913
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	20,050
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	20,000	19,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,119
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	19,978
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	29,513
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,293
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	51,647
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	23,732
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	11,889
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	23,257
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	48,195
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,428
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	21,156
		349,707
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026*	5,000	4,950
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,063
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,475
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,600
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	27,062

13

MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,806
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	20,950
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	15,375
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	25,000	23,375
		153,056
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	19,800
		25,050
Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	46,151
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,210
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,160
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,640
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	44,586
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	4,949
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	4,669
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	9,262
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	19,450
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,165
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,352
		175,594
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	19,393
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	29,000	28,652
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	29,412
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	14,000	12,902
		90,359
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	5,000	5,265

Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	9,675
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	5,244
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,725
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	15,000	14,700
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	15,000	14,737
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,210
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	18,850
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,350
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	5,000	4,888
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	10,000	9,838

14

Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	10,000	9,937
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	10,425
		133,579
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	20,000	19,500
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	33,067
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027(3)	50,000	47,874
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	10,000	9,826
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	15,337
		73,037
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 3.25% due 01/15/2028	20,000	18,879
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	30,000	30,150
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	28,824
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	57,565
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,068
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	35,000	37,080
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	9,635
		138,172
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	48,625
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	4,975
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	9,875
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,050
		14,925
Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	14,625
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	34,125
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,800
		59,550
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,663
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	14,869
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,053
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	5,000	4,750
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	15,000	14,437
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*(3)	5,000	4,981
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,312

15

WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,445
		77,510
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	25,000	14,000
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	24,897
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,093
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	15,000	15,624
		75,614
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,618
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,200
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,250
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	4,919
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,312
		25,481
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	10,000	9,514
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	103,281
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	57,620
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	73,868
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,682
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	76,427
		331,392
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,888
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	28,731
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	29,388
		58,119
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	10,000	9,300

Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	15,000	15,131
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	28,932
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	12,240
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	4,956
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,985
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	19,950
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,225
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,430
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	30,832

16

Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,573
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,837
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	3,881
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,135
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,173
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,697
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,128
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(3)	11,000	0
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	26,197
		235,999
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,497
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	43,509
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*(3)	40,000	40,068
		83,577
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	18,994
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	31,875
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(11)	25,000	25,062
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,088
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,025
Oracle Corp. Senior Notes 2.65% due 07/15/2026	17,000	15,678
Oracle Corp. Senior Notes 3.25% due 11/15/2027	13,000	12,430
		80,283
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	30,562
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	14,262
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,962
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	36,890
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,023
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,163
		107,862
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	20,000	16,600
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	10,150
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,073
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	24,000	25,478
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,183
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	20,000	19,450
		60,111

17

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	13,753
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,098
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	24,937
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	15,000	14,400
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	19,425
		63,860
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	14,400
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	38,930
Kraft Heinz Foods Co. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,147
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	46,680
		95,757
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	6,375
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,500
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	10,000	10,137
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	14,169
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,140
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,540
		62,986
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	18,925
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,225
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	42,679
		66,829
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	28,538
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	30,000	28,982
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*	5,000	5,525
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	20,000	20,925
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	10,722
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	53,075
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*(3)	10,000	9,925
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027	35,000	34,037
		133,434
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	9,419
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	18,287

18

Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	2,970
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(9)(10)	20,000	18,200
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	10,000	9,850
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,412
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,650
Vistra Energy Corp. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,663
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,863
		106,314
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,324
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	19,750
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	9,950
		40,024
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	19,850
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	24,545
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,861
		64,256
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	31,576
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	70,442
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	25,184
Wand Merger Corp. Senior Notes 8.13% due 07/15/2023*(3)	5,000	5,075
Wand Merger Corp. Senior Notes 9.13% due 07/15/2026*(3)	5,000	5,050
		35,309
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028*	10,000	9,532
Netflix, Inc. Senior Notes 5.88% due 11/15/2028*	5,000	5,048
		14,580
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	20,000	21,278
Oshkosh Corp.
Senior Notes
4.60% due 05/15/2028	35,000	34,912
Oshkosh Corp.
Company Guar. Notes
5.38% due 03/01/2025	15,000	15,375
		71,565
Machinery-Electrical — 0.0%
Cortes NP Acquisition Corp.. Senior Notes 9.25% due 10/15/2024*	10,000	9,800
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(3)(11)	5,000	4,850
		14,650
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	14,100
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	9,925
		24,025
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,450
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	31,000	29,345

19

Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	34,791
		64,136
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	10,832
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	22,742
		33,574
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,874
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	45,000	36,000
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.88% due 05/15/2028	35,000	35,276
Valeant Pharmaceuticals International Senior Notes 8.50% due 01/31/2027*	10,000	10,125
Valeant Pharmaceuticals International Company Guar. Notes 9.25% due 04/01/2026*	10,000	10,387
		95,662
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,094
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,066
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,806
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,850
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,062
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	65,000	65,101
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	4,975
		120,954
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	30,000	27,487
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	25,000	12,750
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*(3)	17,000	14,014
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,022
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	29,796
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	27,525
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	24,000	24,915
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,263
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,385
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,228
		170,385
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	32,550
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	25,000	23,937
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,000
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	15,000	15,188
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	10,950
		60,075
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,806
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,396

20

Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	34,184
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,000
		60,580
Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,740
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,093
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,421
		50,254
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	9,950
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	5,000	4,956
		14,906
Non-Hazardous Waste Disposal — 0.1%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	15,000	14,925
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	45,000	44,391
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	10,000	9,613
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	20,000	18,900
		87,829
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025*	15,000	14,175
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	20,000	21,175
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,015
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,137
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	11,000
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,675
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	8,167
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	5,000	5,248
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	40,000	40,738
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	5,087
Concho Resources, Inc.
Company Guar. Notes
3.75% due 10/01/2027	43,000	41,364
Continental Resources, Inc.
Company Guar. Notes
3.80% due 06/01/2024	10,000	9,755
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,148
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	20,000	19,588
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	20,400
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	10,000	9,650
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	9,575
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	12,686
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	4,875
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	25,000
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	5,000	4,850

21

Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	19,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	10,225
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	10,100
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,875
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	5,000	4,938
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 9.38% due 05/01/2024*(3)	13,000	10,660
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	27,977
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	10,000	9,576
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	15,000	14,962
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	20,000	19,300
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	10,000	9,800
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*	5,000	4,038
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	15,337
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	15,619
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	10,100
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,258
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	5,088
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	10,000	9,575
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	15,000	15,375
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,462
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,125
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,253
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,030
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	5,013
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*	10,000	10,300
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	5,000	4,986
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	4,000	4,160
		575,828
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	20,000	20,325
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)(3)	20,000	2
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	5,087
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	20,000	20,525
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)(3)	5,000	1
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	10,000	10,350
Weatherford International LLC Company Guar. Notes 9.88% due 03/01/2025*	5,000	5,025
		61,315

22

Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,391
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,976
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026*	5,000	4,850
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,125
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,200
		39,542
Pharmacy Services — 0.1%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	5,000	4,775
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,075
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	19,000	18,688
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	6,000	6,106
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	62,999	73,855
		105,499
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	40,000	39,650
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	26,000
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	37,669
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	5,000	5,000
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	57,000	58,425
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,053
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,556
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	6,000	6,182
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	13,956
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	20,000	20,200
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,870
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	29,308
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	33,884
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	35,567
SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025	5,000	4,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	9,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	50,000	46,500
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,012
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,447
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	4,976
Williams Partners LP Senior Notes 4.30% due 03/04/2024	51,000	51,182
		470,012
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,017
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,138

23

Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,075
		40,330
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026*	20,000	19,725
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	18,756
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	9,900
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,425
		29,325
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	25,000	23,812
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	60,000	56,175
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,169
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,500
		93,656
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,140
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	18,601
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	24,184
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	20,000	18,747
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	4,713
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,340
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	50,000	50,156
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	20,000	19,300
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	16,655
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,786
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,084
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,182
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	15,000	13,819
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*(3)	5,000	4,627
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,841
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,538
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,062
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,528
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	15,000	14,400
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,009

24

Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	25,422
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,366
		349,500
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,591
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,683
		31,274
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	19,625
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	20,000	19,150
		38,775
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	14,923
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,280
		57,203
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	9,952
Resorts/Theme Parks — 0.0%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*	5,000	5,213
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	19,475
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	20,000	19,419
		44,107
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,089
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,825
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	14,700
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,175
		41,789
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,194
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	15,000	15,488
		24,682
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,826
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	15,210
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	18,641
		33,851
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,887
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	6,612
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	5,485	3,648
		10,260
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	5,000	3,357
Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	5,000	4,075
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	17,600
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	20,000	20,004

25

Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	15,408
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	9,872
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	9,850
		82,184
Rubber/Plastic Products — 0.0%
FXI Holdings, Inc. Senior Sec. Notes 7.88% due 11/01/2024*	15,000	14,662
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	14,175
		28,837
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	13,851
Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	10,000	9,750
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,414
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,794
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,000
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,281
		40,489
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,050
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,381
		15,431
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)(3)	31,000	0
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	15,000	14,119
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	25,000	25,531
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	20,010
		59,660
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*(3)	50,000	47,779
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,466
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,034
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,070

Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	14,475
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	9,075
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	5,000	3,999
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	25,000	23,937
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	4,948
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	16,411
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	9,440
		151,634
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	16,036
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	5,819
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	19,376

26

Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	9,512
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	29,775
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,092
		90,610
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,800
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,105
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	9,625
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,850
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	13,000	12,738
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,838
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	9,925
		57,881
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	35,000	38,872
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,309
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,150
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	14,920
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	31,273
Total U.S. Corporate Bonds & Notes (cost $8,614,870)		8,539,040
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	25,000	26,312
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	10,000	11,000
		37,312
Banks-Commercial — 0.5%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,263
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,258
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,145
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	17,881
		47,547
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	33,412
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,041
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	10,000	9,806
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,068
		25,915
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,020
Videotron, Ltd. Senior Notes 5.13% due 04/15/2027*	30,000	29,106
		30,126
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	34,584

27

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*		12,000	11,182
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		15,000	14,869
			26,051
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*		5,000	4,856
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*		10,000	9,525
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*		15,000	14,306
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		60,000	59,400
			73,706
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,231
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023		5,000	4,744
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022		5,000	5,010
			14,985
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	12,749
Electronic Components-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		41,000	51,416
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		5,000	5,288
Finance-Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*		10,000	10,075
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,758
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	10,000		10,100
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*		5,000	4,925
			15,025
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*		5,000	4,625
Hulk Finance Corp. Senior Notes 7.00% due 06/01/2026*		20,000	19,150
			23,775
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028*(3)		55,000	54,392
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*		5,000	5,100
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*		15,000	13,988
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	8,000
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*†(9)		15,000	900
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		23,000	21,638
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		28,000	25,659
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*		5,000	4,928

28

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	17,848
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000	18,425
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,175
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,727
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	10,362
		119,762
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,475
Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 7.75% due 02/01/2026	10,000	9,447
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	10,000	9,475
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	5,000	5,150
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*(3)	10,000	10,270
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	15,000	14,437
		48,779
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	14,635
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	4,650
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	9,975
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	20,000	19,225
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	5,000	5,175
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	10,000	9,925
		63,585
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,111
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,390
		52,501
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	4,961
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	15,000	15,145
		20,106
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,737
Pipelines — 0.0%
Enbridge, Inc.
Senior Notes 4.25% due 12/01/2026	15,000	14,864
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	25,000	23,699
Retail-Restaurants — 0.0%
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	9,475
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,000
New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	18,924
		33,399
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	2,000	1,985
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	26,375
		28,360

29

Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	15,000	15,338
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	10,775
ArcelorMittal Senior Notes 7.00% due 10/15/2039	17,000	19,519
		30,294
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,548
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,344
Total Foreign Corporate Bonds & Notes (cost $1,090,527)		1,068,276
LOANS(13)(14)(15) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.60% (1 ML+3.50%) due 11/06/2024	29,925	29,987
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL-B 6.25% (6 ML +3.75%) due 09/30/2020	4,699	4,697
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.61% (3 ML+4.25%) due 06/21/2024	4,987	4,990
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS BTL-B 5.63% (3 ML+3.00%) due 11/03/2023	5,000	4,931
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 5.59% (1 ML+3.50%) due 09/07/2023	19,700	15,267
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.63% (1 ML+3.50%) due 02/28/2025	9,975	9,950
Robertshaw US Holding Corp. FRS 2nd Lien 10.13% (1 ML +8.00%) due 02/27/2026(3)	10,000	9,800
		19,750
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 5.09% (1 ML +3.00%) due 03/28/2025	24,938	24,546
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 5.08% (3 ML +2.75%) due 07/06/2021	6,937	6,928
Oil & Gas Drilling — 0.0%
KCA Deutag US Finance LLC FRS BTL-B 9.08% (3 ML +6.75%) due 03/21/2023	10,000	9,950
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 6.84% (1 ML +4.75%) due 11/17/2022	15,000	15,244
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 6.84% (1 ML +4.75%) due 04/16/2021	5,008	5,029
Retail-Fabric Store — 0.0%
Jo Ann Stores, Inc. FRS 2nd Lien 11.58% (3 ML +9.25%) due 05/02/2024(3)	15,000	14,813
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.32% (1 ML +4.25%) due 12/15/2024	19,888	19,900
Total Loans (cost $178,755)		176,032
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	35,492
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,191
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	42,135
Total Municipal Bonds & Notes (cost $70,180)		94,818

30

U.S. GOVERNMENT AGENCIES — 2.1%
Federal Home Loan Mtg. Corp. — 0.0%
5.50% due 06/01/2035	3,422	3,712
7.50% due 10/01/2029	3,741	4,125
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 11.65% (16.95%-1 ML) due 06/15/2034(5)(16)	12,037	13,180
Series 3065, Class DC 13.64% (19.86%-1 ML) due 03/15/2035(5)(16)	28,664	35,963
Series 3072, Class SM 16.19% (23.80%-1 ML) due 11/15/2035(5)(16)	14,096	17,751
		74,731
Federal National Mtg. Assoc. — 1.4%
Fannie Mae Connecticut Avenue Securities FRS
Series 2016-C05, Class 2M1 3.44% (1 ML+1.35%) due 01/25/2029	3,715	3,731
Series 2017-C01, Class 1M2 5.64% (1 ML+3.55%) due 07/25/2029(5)	15,000	16,295
Series 2015-C01, Class 1M2 6.39% (1 ML+4.30%) due 02/25/2025	13,891	15,317
Series 2016-C03, Class 1M2 7.39% (1 ML+5.30%) due 10/25/2028	10,000	11,829
Series 2016-C02, Class 1M2 8.09% (1 M+6.00%) due 09/25/2028	20,000	23,656
Federal National Mtg. Assoc.
3.00% due 09/01/2046	697,947	677,138
3.00% due 10/01/2046	267,855	259,870
3.50% due 01/01/2047	24,372	24,271
4.00% due 05/01/2019	10,195	10,463
4.00% due 09/01/2020	2,548	2,615
4.00% due July TBA	1,000,000	1,019,502
4.50% due 03/01/2020	1,180	1,189
4.50% due 04/01/2020	1,320	1,330
4.50% due 09/01/2020	1,724	1,737
4.50% due 11/01/2020	1,241	1,256
5.00% due 03/01/2021	1,065	1,083
6.00% due 06/01/2036	1,265	1,386
6.50% due 01/01/2036	369	407
6.50% due 06/01/2036	6,702	7,388
6.50% due 07/01/2036	3,726	4,167
6.50% due 09/01/2036	10,889	12,003
6.50% due 11/01/2036	20,687	22,803
7.00% due 06/01/2033	3,785	4,201
7.00% due 04/01/2035	5,790	6,527
7.50% due 04/01/2024	4,503	4,759
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.39% due 10/25/2041(5)(7)(8)	78,775	1,332
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 13.98% (20.25%-1 ML) due 08/25/2035(5)(16)	7,043	8,494
Series 2005-122, Class SE 15.78% (23.10%-1 ML) due 11/25/2035(5)(16)	8,139	10,201
Series 2006-8, Class HP 16.90% (24.57%-1 ML) due 03/25/2036(5)(16)	14,707	20,745
		2,175,695
Government National Mtg. Assoc. — 0.7%
3.50% due July TBA	1,000,000	1,002,676
6.50% due 08/20/2037	14,627	16,666
6.50% due 09/20/2037	3,522	4,022
		1,023,364
Total U.S. Government Agencies (cost $3,296,070)		3,273,790
U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 0.7%
2.75% due 08/15/2042(17)	960,000	923,812
3.00% due 02/15/2047	190,000	190,683
		1,114,495
United States Treasury Notes — 2.9%
1.00% due 08/31/2019	910,000	895,248
1.13% due 12/31/2019	420,000	411,682
1.50% due 05/31/2020	600,000	588,422
1.63% due 07/31/2019	70,000	69,426
1.63% due 02/15/2026	370,000	339,446
1.88% due 11/30/2021	430,000	419,065
2.00% due 11/30/2020	700,000	690,430
2.00% due 02/15/2022	510,000	498,226
2.13% due 12/31/2022	480,000	467,944
2.25% due 11/15/2027	30,000	28,518
2.38% due 08/15/2024	120,000	117,145
		4,525,552
Total U.S. Government Treasuries (cost $5,714,224)		5,640,047
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI Emerging Markets ETF	4,991	216,260
SPDR S&P 500 ETF Trust, Series 1	4,705	1,276,372
SPDR S&P MidCap 400 ETF Trust	489	173,605
Total Exchange-Traded Funds (cost $1,692,339)		1,666,237
EQUITY CERTIFICATES(3) — 0.2%
Banks-Commercial — 0.0%
Merrill Lynch - Al Rajhi Bank	2,972	68,389
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	5,600	64,239

31

Electronic Components-Misc. — 0.1%
UBS AG - Shengyi Technology Co., Ltd.	58,000	80,189
Industrial Audio & Video Products — 0.1%
UBS AG - Hangzhou Hikvision Digital Technology Co., Ltd.	13,300	74,537
Real Estate Operations & Development — 0.0%
UBS AG - China Fortune Land Development Co., Ltd.	9,700	37,700
Total Equity Certificates (cost $353,809)		325,054
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	79
Total Long-Term Investment Securities (cost $134,209,099)		141,523,849
SHORT-TERM INVESTMENT SECURITIES — 7.9%
Commercial Paper — 7.9%
ABN AMRO Funding USA LLC 2.10% due 07/23/2018*	750,000	748,996
Bedford Row Funding Corp. 2.27% due 07/16/2018*	625,000	624,408
BNP Paribas SA NY 1.96% due 07/10/2018	750,000	749,556
BPCE SA 2.06% due 07/05/2018*	750,000	749,762
Chevron Corp. 2.02% due 08/10/2018*	750,000	748,247
Coca-Cola Co. 2.01% due 08/17/2018*	750,000	747,930
Fairway Finance Co. LLC 2.32% due 07/24/2018*	730,000	728,955
GlaxoSmithKline LLC 2.07% due 08/01/2018*	750,000	748,612
Gotham Funding Corp. 2.02% due 07/13/2018*	750,000	749,413
Liberty Street Funding LLC 2.16% due 08/06/2018*	750,000	748,340
Manhattan Asset Funding Co. LLC 2.08% due 08/03/2018*	750,000	748,478
MetLife Short Term Funding LLC 2.19% due 08/13/2018*	750,000	748,031
NRW Bank 2.12% due 07/17/2018*	750,000	749,239
Pfizer, Inc. 1.99% due 07/11/2018*	730,000	729,532
Regency Markets No. 1 LLC 1.93% due 07/11/2018*	700,000	699,533
Simon Property Group LP 2.07% due 07/30/2018*	750,000	748,700
Victory Receivables Corp. 2.12% due 08/13/2018*	750,000	748,059
Total Short-Term Investment Securities (cost $12,516,994)		12,515,791
REPURCHASE AGREEMENTS — 4.0%
Agreement with Bank of America Securities LLC, bearing interest at 1.38%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $6,324,091 collateralized by $6,983,000 of United States Treasury Bonds, bearing interest at 1.63% due 02/15/2026 and having an approximate value of $6,450,273. (cost $6,323,000)	6,323,000	6,323,000
TOTAL INVESTMENTS (cost $153,049,093)	101.8%	160,362,640
Liabilities in excess of other assets	(1.8)	(2,801,948)
NET ASSETS	100.0%	$157,560,692

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $17,233,821 representing 10.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$810	$81.00	0.00%

Vistra Energy Corp. CVR	10/06/2016	1,362	0	756	0.56	0.00
				$1,566		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $890,845 representing 0.6% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

32

(9)	Security in default
(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(11)	Company has filed for bankruptcy protection.
(12)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(13)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(16)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2018.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Denominated in United States Dollars unless otherwise indicated.

ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
REMIC	— Real Estate Mortgage Investment Conduit
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

INDEX LEGEND

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
99	Long	E-Mini Russell 2000 Index	September 2018	$8,291,778	$8,155,125	$(136,653)
28	Short	S&P 500 E-Mini Index	September 2018	3,855,579	3,810,240	45,339
9	Long	TOPIX Index	September 2018	1,433,790	1,406,720	(27,070)
66	Long	U.S. Treasury 10 Year Notes	September 2018	7,872,047	7,932,375	60,328
49	Short	U.S. Treasury 10 Year Notes	September 2018	5,800,391	5,844,789	(44,398)
1	Short	U.S. Treasury 10 Year Ultra Notes	September 2018	126,757	128,234	(1,477)
5	Long	U.S. Treasury 2 Year Notes	September 2018	1,058,500	1,059,141	641
43	Short	U.S. Treasury 2 Year Notes	September 2018	9,103,281	9,108,609	(5,328)
53	Short	U.S. Treasury 5 Year Notes	September 2018	5,997,672	6,021,711	(24,039)
						$(132,657)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)

Citibank N.A.	$7,732	11/27/2018	(3 Month USD LIBOR-BBA plus 37 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$(76,845)
Citibank N.A.@	6,147	11/27/2018	3 Month USD LIBOR-BBA plus 35 bps/Quarterly	Russell 1000 Index Total Return/Quarterly	—	(190,599)
Net Unrealized Appreciation (Depreciation)					$—	$(267,444)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@   Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 1).

(1) The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

33

Common Stocks	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.7%	52	210,200
Alphabet, Inc., Class A	2.5	4	192,823
Apple, Inc.	2.1	23	164,342
Intuit, Inc.	2.1	20	161,108
Texas Instruments, Inc.	1.9	34	146,575
McDonald’s Corp.	1.9	24	144,432
Occidental Petroleum Corp.	1.9	44	144,315
American Express Co.	1.8	37	141,939
Humana, Inc.	1.8	12	140,926
Danaher Corp.	1.8	35	136,094
Raytheon Co.	1.7	18	134,964
Cognizant Technology Solutions Corp., Class A	1.7	44	133,874
Northrop Grumman Corp.	1.7	11	131,809
Constellation Brands, Inc., Class A	1.7	15	131,185
TJX Cos., Inc.	1.7	35	131,146
Exxon Mobil Corp.	1.7	40	129,627
eBay, Inc.	1.6	88	124,211
PNC Financial Services Group, Inc.	1.6	24	124,172
Pfizer, Inc.	1.5	84	119,107
Lowe’s Cos., Inc.	1.5	31	117,276
American Electric Power Co., Inc.	1.5	43	115,834
Honeywell International, Inc.	1.4	19	109,094
Baxter International, Inc.	1.3	35	101,184
Kimberly-Clark Corp.	1.3	24	97,717
Johnson & Johnson	1.2	20	94,483
Norfolk Southern Corp.	1.2	16	92,613
Microsoft Corp.	1.2	24	92,301
Duke Energy Corp.	1.2	29	89,379
NetApp, Inc.	1.1	29	88,015
Facebook, Inc., Class A	1.1	12	87,898
F5 Networks, Inc.	1.1	13	86,145
Walt Disney Co.	1.1	21	85,950
Allstate Corp.	1.1	24	85,249
Fidelity National Information Services, Inc.	1.1	21	85,093
Marathon Petroleum Corp.	1.1	30	82,716
HP, Inc.	1.0	91	80,457
Verizon Communications, Inc.	1.0	40	78,470
Sysco Corp.	1.0	29	77,418
General Dynamics Corp.	0.9	10	70,560
Ross Stores, Inc.	0.9	21	67,950
Kinder Morgan, Inc.	0.9	98	67,755
Red Hat, Inc.	0.9	13	65,924
Valero Energy Corp.	0.8	15	65,300
Applied Materials, Inc.	0.8	35	62,456
Harris Corp.	0.8	11	62,300
Exelon Corp.	0.8	37	60,937
UnitedHealth Group, Inc.	0.8	6	60,508
Merck & Co., Inc.	0.8	25	60,274
Waste Management, Inc.	0.8	19	60,118
Fiserv, Inc.	0.8	21	59,846
Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	67.9		5,254,069
Other components in the Citibank U.S. Equity Custom Basket	32.1		2,478,180
Total components in the Citibank U.S. Equity Custom Basket	100.0		7,732,249

*Represents the weighting of the component in the custom basket.

34

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank Of America, N.A.	CAD	619,600	USD	467,161	07/18/2018	$—	$(4,432)
	USD	121,376	HKD	950,700	08/16/2018	—	(134)
	USD	553,959	GBP	413,600	09/19/2018	—	(6,249)
						—	(10,815)
Barclays Bank PLC	USD	440,950	EUR	371,800	09/19/2018	—	(4,263)

Citibank N.A.	CAD	17,600	USD	13,701	07/18/2018	306	—
	USD	244,135	JPY	26,610,000	08/16/2018	—	(3,080)
	USD	173,979	DKK	1,100,000	09/19/2018	—	(526)
	USD	310,226	EUR	263,500	09/19/2018	—	(740)
	USD	383,497	GBP	286,300	09/19/2018	—	(4,364)
						306	(8,710)
Goldman Sachs International	USD	296,220	EUR	251,600	09/19/2018	—	(711)

JPMorgan Chase Bank	NOK	450,600	USD	55,371	09/19/2018	—	(88)
	USD	290,969	AUD	379,000	07/18/2018	—	(10,558)
	USD	307,909	JPY	33,571,000	08/16/2018	—	(3,796)
	USD	164,109	SGD	218,600	08/16/2018	—	(3,547)
	USD	226,529	CHF	221,700	09/19/2018	—	(1,600)
	USD	464,832	EUR	394,900	09/19/2018	—	(1,014)
	USD	301,403	GBP	225,000	09/19/2018	—	(3,447)
	USD	180,731	SEK	1,581,500	09/19/2018	—	(3,020)
						—	(27,070)
State Street Bank And Trust Company	USD	12,561	ILS	43,900	07/18/2018	—	(547)
	USD	220,292	JPY	24,013,100	08/16/2018	—	(2,761)
						—	(3,308)
UBS AG	USD	390,212	AUD	508,300	07/18/2018	—	(14,136)

Net Unrealized Appreciation (Depreciation)						$306	$(69,013)

AUD — Australian Dollar

CAD —Canadian Dollar

CHF — Swiss Franc

DKK —Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS —New Israeli Sheqel

JPY —Japanese Yen

NOK — Norwegian Krone

SEK —Swedish Krona

SGD —Singpore Dollar

USD — United States Dollar

35

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$62,789	$756		$—	$63,545
Hazardous Waste Disposal	—	—		76	76
Oil Companies-Exploration & Production	2,070,863	—		810	2,071,673
Other Industries	115,884,784	80,088	**	—	115,964,872
Convertible Preferred Securities	12,509	—		—	12,509
Preferred Securities	15,254	—		—	15,254
Preferred Securities/Capital Securities	—	498,125		—	498,125
Asset Backed Securities	—	2,098,116		—	2,098,116
Convertible Bonds & Notes	—	16,306		—	16,306
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	61,312		3	61,315
Telecommunication Equipment	—	59,660		0	59,660
Other Industries	—	8,418,065		—	8,418,065
Foreign Corporate Bonds & Notes	—	1,068,276		—	1,068,276
Loans	—	176,032		—	176,032
Municipal Bonds & Notes	—	94,818		—	94,818
U.S. Government Agencies	—	3,273,790		—	3,273,790
U.S. Government Treasuries	—	5,640,047		—	5,640,047
Exchange-Traded Funds	1,666,237	—		—	1,666,237
Equity Certificates	—	325,054		—	325,054
Warrants	79	—		—	79
Short-Term Investment Securities	—	12,515,791		—	12,515,791
Repurchase Agreements	—	6,323,000		—	6,323,000
Total Investments at Value	$119,712,515	$40,649,236		$889	$160,362,640

Other Financial Instruments:†
Futures Contracts	$106,308	$—		$—	$106,308
Forward Foreign Currency Contracts	—	306		—	306
Total Other Financial Instruments	$106,308	$306		$—	$106,614

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	238,965	—		—	238,965
Over the Counter Total Return Swap Contracts	—	267,444		—	267,444
Forward Foreign Currency Contracts	—	69,013		—	69,013
Total Other Financial Instruments	$238,965	$336,457		$—	$575,422

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,329,813 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

36

SEASONS SERIES TRUST SA T. ROWE PRICE GROWTH STOCK PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.0%
Aerospace/Defense — 3.3%
Boeing Co.	40,466	$13,576,748
Airlines — 0.3%
American Airlines Group, Inc.	29,772	1,130,145
Applications Software — 10.0%
Intuit, Inc.	33,528	6,849,938
Microsoft Corp.	222,400	21,930,864
Red Hat, Inc.†	19,691	2,645,880
salesforce.com, Inc.†	54,600	7,447,440
ServiceNow, Inc.†	17,737	3,059,100
		41,933,222
Athletic Footwear — 1.0%
NIKE, Inc., Class B	50,500	4,023,840
Auto-Cars/Light Trucks — 2.8%
Ferrari NV	16,293	2,199,718
Tesla, Inc.†	27,221	9,335,442
		11,535,160
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	38,400	3,518,592
Banks-Commercial — 0.2%
First Republic Bank	7,425	718,666
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	18,479	2,011,809
Building-Residential/Commercial — 0.4%
NVR, Inc.†	510	1,514,879
Casino Hotels — 2.0%
Caesars Entertainment Corp.†	237,254	2,538,618
Las Vegas Sands Corp.	34,800	2,657,328
Wynn Resorts, Ltd.	19,657	3,289,402
		8,485,348
Chemicals-Diversified — 0.6%
DowDuPont, Inc.	37,300	2,458,816
Commercial Services-Finance — 4.3%
Equifax, Inc.	30,056	3,760,306
PayPal Holdings, Inc.†	71,352	5,941,481
TransUnion	52,565	3,765,757
Worldpay, Inc., Class A†	57,225	4,679,860
		18,147,404
Computer Software — 0.2%
Dropbox, Inc., Class A†	4,151	134,575
Dropbox, Inc., Class A†(2)(3)	25,608	788,701
		923,276
Computers — 0.8%
Apple, Inc.	17,772	3,289,775
Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	27,200	2,884,016
Fiserv, Inc.†	39,934	2,958,710
		5,842,726
Diagnostic Equipment — 0.3%
Danaher Corp.	13,991	1,380,632
Diversified Banking Institutions — 1.8%
JPMorgan Chase & Co.	40,400	4,209,680
Morgan Stanley	66,082	3,132,287
		7,341,967
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)(3)	249,140	1,397,676
Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	7,500	1,039,050
E-Commerce/Products — 11.9%
Alibaba Group Holding, Ltd. ADR†	61,471	11,404,715
Amazon.com, Inc.†	22,449	38,158,810
		49,563,525
E-Commerce/Services — 3.9%
Booking Holdings, Inc.†	8,006	16,228,883
Uber Technologies, Inc. Class A† (1)(2)(3)	834	33,360
		16,262,243
Electric-Distribution — 0.8%
Sempra Energy	28,998	3,366,958
Electric-Integrated — 0.4%
NextEra Energy, Inc.	9,103	1,520,474
Electronic Components-Semiconductors — 1.8%
Broadcom, Inc.	17,229	4,180,445
Texas Instruments, Inc.	31,602	3,484,120
		7,664,565
Electronic Measurement Instruments — 0.8%
Fortive Corp.	44,104	3,400,859
Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	24,637	2,984,033
Entertainment Software — 1.7%
Activision Blizzard, Inc.	38,200	2,915,424
Electronic Arts, Inc.†	29,416	4,148,244
		7,063,668
Finance-Credit Card — 5.7%
Mastercard, Inc., Class A	55,100	10,828,252
Visa, Inc., Class A	97,100	12,860,895
		23,689,147
Finance-Investment Banker/Broker — 2.2%
Charles Schwab Corp.	84,185	4,301,854
TD Ameritrade Holding Corp.	92,139	5,046,453
		9,348,307
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	50,730	3,731,191
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	13,981	1,106,736
Instruments-Controls — 0.7%
Honeywell International, Inc.	20,939	3,016,263
Insurance-Multi-line — 0.8%
Chubb, Ltd.	27,459	3,487,842
Internet Application Software — 1.7%
Tencent Holdings, Ltd.	142,800	7,167,666
Internet Content-Entertainment — 6.4%
Facebook, Inc., Class A†	105,847	20,568,189
Netflix, Inc.†	15,800	6,184,594
		26,752,783

1

Internet Security — 1.2%
Symantec Corp.	233,244	4,816,489
Machinery-General Industrial — 1.5%
Roper Technologies, Inc.	14,021	3,868,534
Wabtec Corp.	25,500	2,513,790
		6,382,324
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	13,453	6,436,991
Medical Products — 3.7%
Becton Dickinson and Co.	36,227	8,678,540
Stryker Corp.	39,679	6,700,196
		15,378,736
Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	32,158	3,992,416
Vertex Pharmaceuticals, Inc.†	33,516	5,696,379
		9,688,795
Medical-HMO — 4.7%
Anthem, Inc.	20,100	4,784,403
Centene Corp.†	26,645	3,282,930
Cigna Corp.	9,786	1,663,131
UnitedHealth Group, Inc.	41,015	10,062,620
		19,793,084
Multimedia — 1.0%
Walt Disney Co.	40,700	4,265,767
Real Estate Investment Trusts — 1.2%
Crown Castle International Corp.	47,307	5,100,641
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	532	24,392
Retail-Discount — 0.8%
Dollar General Corp.	14,195	1,399,627
Dollarama, Inc.	48,348	1,874,122
		3,273,749
Semiconductor Equipment — 0.7%
ASML Holding NV	14,048	2,781,083
Software Tools — 0.4%
VMware, Inc., Class A†	12,131	1,782,893
Tobacco — 1.2%
Philip Morris International, Inc.	59,774	4,826,153
Transactional Software — 0.0%
Adyen NV†	212	116,793
Water — 0.3%
American Water Works Co., Inc.	16,338	1,394,938
Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	9,670	10,919,267
Alphabet, Inc., Class C†	10,766	12,011,088
		22,930,355
Total Common Stocks (cost $288,580,002)		409,389,174
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)(3)	16,678	450,306
		1,170,288
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,468,012
Airbnb, Inc., Series E†(1)(2)(3)	8,841	973,718
Uber Technologies, Inc., Series A†(1)(2)(3)	119	4,760
Uber Technologies, Inc., Series B†(1)(2)(3)	319	12,760
Uber Technologies, Inc., Series C-1†(1)(2)(3)	84	3,360
Uber Technologies, Inc., Series C-2†(1)(2)(3)	68	2,720
Uber Technologies, Inc., Series C-3†(1)(2)(3)	1	40
Uber Technologies, Inc., Series D†(1)(2)(3)	76	3,040
Uber Technologies, Inc., Series E†(1)(2)(3)	36	1,440
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	829,880
Uber Technologies, Inc., Series G-1†(1)(2)(3)	183	7,320
Uber Technologies, Inc., Series Seed†(1)(2)(3)	304	12,160
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	921,161
		4,240,371
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	614,298
Total Convertible Preferred Securities (cost $4,447,286)		6,024,957
Total Long-Term Investment Securities (cost $293,027,288)		415,414,131
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S.Government Money Market Fund,
Premier Class 1.82%(4)	500,945	500,945
T. Rowe Price Government Reserve Fund 1.91%(4)	1,964,803	1,964,803
Total Short-Term Investment Securities (cost $2,465,748)		2,465,748
TOTAL INVESTMENTS (cost $295,493,036)	100.0%	417,879,879
Other assets less liabilities	0.0	82,048
NET ASSETS	100.0%	$417,961,927

†	Non-income producing security

(1)	Securities classified as Level 3 (see Note 1).

(2)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $8,269,086 representing 2.0% of net assets.

2

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd, Class C	06/07/2018	249,140	$1,397,676	$1,397,676	$5.61	0.34%
Dropbox, Inc., Class A	11/07/2014	25,608	733,734	788,701	30.80	0.19
Uber Technologies, Inc., Class A	01/16/2018	834	27,496	33,360	40.00	0.01
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	24,392	45.85	0.01
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,468,012	110.14	0.35
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	973,718	110.14	0.23
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	719,982	27.00	0.17
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	450,306	27.00	0.11
Uber Technologies, Inc.,
Series A	01/16/2018	119	3,923	4,760	40.00	0.00
Uber Technologies, Inc.,
Series B	01/16/2018	319	10,517	12,760	40.00	0.00
Uber Technologies, Inc.,
Series C-1	01/16/2018	84	2,769	3,360	40.00	0.00
Uber Technologies, Inc.,
Series C-2	01/16/2018	68	2,242	2,720	40.00	0.00
Uber Technologies, Inc.,
Series C-3	01/16/2018	1	33	40	40.00	0.00
Uber Technologies, Inc.,
Series D	01/16/2018	76	2,506	3,040	40.00	0.00
Uber Technologies, Inc.,
Series E	01/16/2018	36	1,187	1,440	40.00	0.00
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,877	829,880	40.00	0.20
Uber Technologies, Inc.,
Series G-1	01/16/2018	183	8,925	7,320	40.00	0.00
Uber Technologies, Inc.,
Series Seed	01/16/2018	304	10,023	12,160	40.00	0.00
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	614,298	45.85	0.15
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	921,161	48.36	0.22
				$8,269,086		1.98%

(4)	The rate shown is the 7-day yield as of June 30, 2018.

ADR-	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018  (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Computer Software	$134,575	$788,701	$—	$923,276
Diversified Financial Services	—	—	1,397,676	1,397,676
E-Commerce/Services	16,228,883	—	33,360	16,262,243
Real Estate Management/Services	—	—	24,392	24,392
Other Industries	390,781,587	—	—	390,781,587
Convertible Preferred Securities	—	—	6,024,957	6,024,957
Short-Term Investment Securities	2,465,748	—	—	2,465,748
Total Investment at Value	$409,610,793	$788,701	$7,480,385	$417,879,879

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  Securities currently valued at $7,167,666 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.  There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$121,002	$7,008,900
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	13,445	502,058
Realized Loss	—	—
Change in unrealized appreciation(1)	24,757	193,284
Change in unrealized depreciation(1)	—	(30,031)
Net purchases	1,397,676	—
Net sales	(101,452)	(1,649,254)
Transfers into Level 3		—
Transfers out of Level 3		—
Balance as of June 30, 2018	$1,455,428	$6,024,957

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$4,380	$110,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at June 30, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,431,036	Market Approach	Market Transaction Price*	$5.61-$40.00 ($22.805)

	$24,392	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100

Convertible Preferred Securities	$2,047,768	Market Approach	Market Transaction Price*	$27.00-$40.00 ($33.50)

	$921,161	Market Approach	Secondary Market Transaction*	$48.3600

	$614,298	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100

	$2,441,730	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.4x
			2021 Estimated Revenue Multiple*	4.5x
			2020 Estimated Gross Profit Multiple*	7.3x
			2021 Estimated Gross Profit Multiple*	5.8x
			2022 Estimated Revenue Multiple*	6.5x
			Discount for Lack of Marketability	10.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.3%
Aerospace/Defense — 2.5%
Boeing Co.	18,898	$6,340,468
General Dynamics Corp.	6,761	1,260,318
Lockheed Martin Corp.	1,885	556,885
Northrop Grumman Corp.	8,114	2,496,678
Raytheon Co.	2,145	414,371
Rockwell Collins, Inc.	2,010	270,707
TransDigm Group, Inc.	597	206,049
		11,545,476
Aerospace/Defense-Equipment — 0.5%
Harris Corp.	916	132,399
L3 Technologies, Inc.	10,447	2,009,167
		2,141,566
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,228	54,523
Airlines — 0.3%
American Airlines Group, Inc.	2,754	104,542
Southwest Airlines Co.	4,374	222,549
United Continental Holdings, Inc.†	17,074	1,190,570
		1,517,661
Apparel Manufacturers — 0.5%
Hanesbrands, Inc.	1,853	40,803
Michael Kors Holdings, Ltd.†	1,834	122,144
PVH Corp.	8,337	1,248,216
Under Armour, Inc., Class C†	33,200	699,856
VF Corp.	2,484	202,496
		2,313,515
Applications Software — 7.3%
Intuit, Inc.	12,538	2,561,576
Microsoft Corp.	249,584	24,611,478
Red Hat, Inc.†	2,175	292,255
salesforce.com, Inc.†	51,598	7,037,967
		34,503,276
Athletic Footwear — 1.3%
NIKE, Inc., Class B	74,756	5,956,558
Auto-Cars/Light Trucks — 0.2%
Tesla, Inc.†	2,787	955,802
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	33,425	3,062,733
BorgWarner, Inc.	1,619	69,876
Delphi Technologies PLC	9,321	423,732
		3,556,341
Banks-Commercial — 0.4%
First Republic Bank	17,013	1,646,688
SVB Financial Group†	648	187,117
		1,833,805
Banks-Fiduciary — 0.4%
Northern Trust Corp.	16,222	1,669,082
Banks-Super Regional — 0.0%
Comerica, Inc.	1,073	97,557
Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	131,457	5,765,704
Dr Pepper Snapple Group, Inc.	1,058	129,076
Monster Beverage Corp.†	57,747	3,308,903
PepsiCo, Inc.	8,502	925,613
		10,129,296
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,148	105,273
Constellation Brands, Inc., Class A	2,056	449,997
		555,270
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,786	95,890
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	332	74,146
Vulcan Materials Co.	9,825	1,268,014
		1,342,160
Building Products-Wood — 0.0%
Masco Corp.	2,508	93,849
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,203	172,323
Lennar Corp., Class A	1,976	103,740
PulteGroup, Inc.	3,215	92,431
		368,494
Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	2,267	664,707
Comcast Corp., Class A	70,568	2,315,336
Liberty Broadband Corp., Class C†	16,775	1,270,203
		4,250,246
Casino Hotels — 0.3%
Las Vegas Sands Corp.	12,681	968,321
MGM Resorts International	2,699	78,352
Wynn Resorts, Ltd.	1,037	173,532
		1,220,205
Chemicals-Diversified — 0.2%
DowDuPont, Inc.	12,107	798,093
FMC Corp.	1,646	146,840
PPG Industries, Inc.	1,465	151,965
		1,096,898
Chemicals-Specialty — 0.0%
Albemarle Corp.	799	75,370
International Flavors & Fragrances, Inc.	589	73,012
		148,382
Coatings/Paint — 0.6%
Sherwin-Williams Co.	6,701	2,731,127
Commercial Services — 0.9%
Cintas Corp.	1,058	195,804
CoStar Group, Inc.†	3,184	1,313,814
Ecolab, Inc.	13,991	1,963,357
ServiceMaster Global Holdings, Inc.†	14,918	887,174
		4,360,149
Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	5,392	723,283
Equifax, Inc.	868	108,595
FleetCor Technologies, Inc.†	1,097	231,083
Global Payments, Inc.	14,669	1,635,447
H&R Block, Inc.	1,638	37,314
Moody’s Corp.	2,043	348,454
PayPal Holdings, Inc.†	13,659	1,137,385
S&P Global, Inc.	3,075	626,962

1

Total System Services, Inc.	2,030	171,575
Western Union Co.	2,199	44,706
Worldpay, Inc., Class A†	13,587	1,111,145
		6,175,949
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,028	179,057
Autodesk, Inc.†	14,289	1,873,145
Cadence Design Systems, Inc.†	3,450	149,419
Synopsys, Inc.†	1,824	156,080
		2,357,701
Computer Services — 0.6%
Accenture PLC, Class A	4,958	811,079
Amdocs, Ltd.	18,812	1,245,166
Cognizant Technology Solutions Corp., Class A	7,171	566,437
DXC Technology Co.	1,812	146,066
		2,768,748
Computer Software — 0.2%
Akamai Technologies, Inc.†	835	61,147
Citrix Systems, Inc.†	883	92,574
SS&C Technologies Holdings, Inc.	17,388	902,437
		1,056,158
Computers — 5.7%
Apple, Inc.	143,515	26,566,062
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,279	257,500
Consulting Services — 0.7%
Gartner, Inc.†	17,318	2,301,562
Verisk Analytics, Inc.†	9,602	1,033,560
		3,335,122
Consumer Products-Misc. — 0.1%
Clorox Co.	903	122,131
Kimberly-Clark Corp.	1,881	198,144
		320,275
Containers-Metal/Glass — 0.3%
Ball Corp.	45,664	1,623,355
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	751	83,954
Sealed Air Corp.	11,826	502,014
		585,968
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	26,948	1,746,500
Estee Lauder Cos., Inc., Class A	18,180	2,594,104
Procter & Gamble Co.	11,386	888,791
		5,229,395
Cruise Lines — 0.3%
Carnival Corp.	2,236	128,145
Norwegian Cruise Line Holdings, Ltd.†	22,596	1,067,661
Royal Caribbean Cruises, Ltd.	1,369	141,829
		1,337,635
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,443	166,089
Fidelity National Information Services, Inc.	2,511	266,242
Fiserv, Inc.†	18,944	1,403,561
Paychex, Inc.	2,543	173,814
		2,009,706
Decision Support Software — 0.0%
MSCI, Inc.	1,089	180,153
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	883	302,110
Diagnostic Equipment — 0.8%
Danaher Corp.	15,409	1,520,560
Thermo Fisher Scientific, Inc.	10,317	2,137,064
		3,657,624
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,063	231,670
Distribution/Wholesale — 0.2%
Fastenal Co.	16,432	790,872
LKQ Corp.†	2,198	70,116
		860,988
Diversified Banking Institutions — 0.3%
Bank of America Corp.	55,393	1,561,529
Diversified Manufacturing Operations — 1.6%
3M Co.	7,266	1,429,368
A.O. Smith Corp.	23,036	1,362,579
Dover Corp.	1,060	77,592
Illinois Tool Works, Inc.	18,343	2,541,239
Ingersoll-Rand PLC	1,275	114,406
Parker-Hannifin Corp.	13,544	2,110,832
		7,636,016
Drug Delivery Systems — 0.2%
DexCom, Inc.†	9,761	927,100
Nektar Therapeutics†	4,013	195,955
		1,123,055
E-Commerce/Products — 6.1%
Alibaba Group Holding, Ltd. ADR†	3,911	725,608
Amazon.com, Inc.†	15,786	26,833,043
eBay, Inc.†	11,313	410,209
Wayfair, Inc., Class A†	6,730	799,255
		28,768,115
E-Commerce/Services — 1.2%
Booking Holdings, Inc.†	2,716	5,505,577
Expedia Group, Inc.	873	104,926
TripAdvisor, Inc.†	485	27,019
		5,637,522
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,834	204,501
Emerson Electric Co.	3,161	218,552
		423,053
Electric-Integrated — 0.2%
Dominion Energy, Inc.	3,034	206,858
FirstEnergy Corp.	2,250	80,798
NextEra Energy, Inc.	2,942	491,402

2

WEC Energy Group, Inc.	1,622	104,862
		883,920
Electronic Components-Misc. — 0.8%
Corning, Inc.	10,162	279,557
Flex, Ltd.†	96,531	1,362,052
Garmin, Ltd.	681	41,541
Sensata Technologies Holding PLC†	42,910	2,041,658
		3,724,808
Electronic Components-Semiconductors — 4.4%
Advanced Micro Devices, Inc.†	3,428	51,386
Broadcom, Inc.	14,365	3,485,524
Intel Corp.	32,507	1,615,923
IPG Photonics Corp.†	460	101,490
Microchip Technology, Inc.	25,762	2,343,054
Micron Technology, Inc.†	14,194	744,333
NVIDIA Corp.	25,596	6,063,692
Qorvo, Inc.†	1,548	124,103
Skyworks Solutions, Inc.	2,228	215,336
Texas Instruments, Inc.	54,368	5,994,072
Xilinx, Inc.	1,892	123,472
		20,862,385
Electronic Connectors — 0.5%
Amphenol Corp., Class A	21,534	1,876,688
TE Connectivity, Ltd.	3,086	277,925
		2,154,613
Electronic Forms — 1.6%
Adobe Systems, Inc.†	30,441	7,421,820
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	24,290	1,502,093
FLIR Systems, Inc.	1,142	59,350
Fortive Corp.	16,551	1,276,248
		2,837,691
Electronic Security Devices — 0.0%
Allegion PLC	756	58,484
Enterprise Software/Service — 0.8%
Oracle Corp.	18,600	819,516
Tyler Technologies, Inc.†	6,392	1,419,663
Ultimate Software Group, Inc.†	6,405	1,648,071
		3,887,250
Entertainment Software — 1.2%
Activision Blizzard, Inc.	43,084	3,288,171
Electronic Arts, Inc.†	17,209	2,426,813
Take-Two Interactive Software, Inc.†	910	107,708
		5,822,692
Finance-Consumer Loans — 0.2%
Synchrony Financial	30,553	1,019,859
Finance-Credit Card — 4.5%
Alliance Data Systems Corp.	360	83,952
American Express Co.	5,243	513,814
Mastercard, Inc., Class A	45,904	9,021,054
Visa, Inc., Class A	86,271	11,426,594
		21,045,414
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	14,695	750,914
E*TRADE Financial Corp.†	3,229	197,486
Raymond James Financial, Inc.	762	68,085
TD Ameritrade Holding Corp.	25,402	1,391,267
		2,407,752
Finance-Other Services — 0.7%
CBOE Holdings, Inc.	1,376	143,200
CME Group, Inc.	8,412	1,378,895
Intercontinental Exchange, Inc.	22,872	1,682,236
Nasdaq, Inc.	687	62,702
		3,267,033
Food-Catering — 0.2%
Aramark	29,949	1,111,108
Food-Confectionery — 0.0%
Hershey Co.	923	85,894
Food-Misc./Diversified — 0.2%
General Mills, Inc.	2,540	112,420
Kellogg Co.	1,100	76,857
Kraft Heinz Co.	12,646	794,422
McCormick & Co., Inc.	728	84,514
		1,068,213
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,368	108,291
Marriott International, Inc., Class A	3,633	459,938
		568,229
Human Resources — 0.0%
Robert Half International, Inc.	892	58,069
Independent Power Producers — 0.2%
NRG Energy, Inc.	24,248	744,414
Industrial Automated/Robotic — 0.3%
Cognex Corp.	24,536	1,094,551
Rockwell Automation, Inc.	1,060	176,204
		1,270,755
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	11,511	1,792,608
Praxair, Inc.	1,829	289,256
		2,081,864
Instruments-Controls — 0.7%
Honeywell International, Inc.	21,446	3,089,297
Mettler-Toledo International, Inc.†	310	179,375
		3,268,672
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	839	61,440
Waters Corp.†	958	185,459
		246,899
Insurance Brokers — 0.2%
Aon PLC	1,765	242,105
Arthur J. Gallagher & Co.	1,138	74,288
Marsh & McLennan Cos., Inc.	3,540	290,174
Willis Towers Watson PLC	678	102,785
		709,352
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,500	79,425

3

Torchmark Corp.	543	44,206
		123,631
Insurance-Multi-line — 0.0%
Allstate Corp.	2,022	184,548
Insurance-Property/Casualty — 0.6%
Markel Corp.†	656	711,333
Progressive Corp.	36,978	2,187,249
		2,898,582
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	78,374	15,229,636
Netflix, Inc.†	12,194	4,773,098
Twitter, Inc.†	8,014	349,971
		20,352,705
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	434	74,843
Internet Security — 0.0%
Symantec Corp.	3,423	70,685
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	299	44,452
Ameriprise Financial, Inc.	1,221	170,793
BlackRock, Inc.	891	444,645
T. Rowe Price Group, Inc.	2,963	343,975
		1,003,865
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,805	516,224
Machinery-Farming — 0.1%
Deere & Co.	2,183	305,183
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	3,991	1,101,157
Machinery-Pumps — 0.3%
Xylem, Inc.	20,628	1,389,915
Medical Information Systems — 0.3%
athenahealth, Inc.†	6,673	1,061,941
Cerner Corp.†	3,858	230,670
		1,292,611
Medical Instruments — 1.9%
Boston Scientific Corp.†	127,473	4,168,367
Edwards Lifesciences Corp.†	13,328	1,940,157
Intuitive Surgical, Inc.†	4,384	2,097,656
Medtronic PLC	7,126	610,057
		8,816,237
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,017	101,517
Laboratory Corp. of America Holdings†	727	130,518
		232,035
Medical Products — 0.8%
Abbott Laboratories	21,455	1,308,540
ABIOMED, Inc.†	517	211,479
Baxter International, Inc.	3,377	249,358
Becton Dickinson and Co.	3,270	783,361
Cooper Cos., Inc.	599	141,034
Hologic, Inc.†	3,341	132,805
Stryker Corp.	3,934	664,295
Varian Medical Systems, Inc.†	594	67,550
Zimmer Biomet Holdings, Inc.	1,393	155,236
		3,713,658
Medical-Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	9,777	1,213,814
Amgen, Inc.	4,809	887,693
AnaptysBio, Inc.†	9,445	670,973
Biogen, Inc.†	7,542	2,188,990
Celgene Corp.†	26,621	2,114,240
Gilead Sciences, Inc.	10,344	732,769
Illumina, Inc.†	8,637	2,412,228
Incyte Corp.†	14,695	984,565
Insmed, Inc.†	12,847	303,832
Puma Biotechnology, Inc.†	10,540	623,441
Regeneron Pharmaceuticals, Inc.†	4,374	1,508,986
Shire PLC ADR	9,742	1,644,450
Vertex Pharmaceuticals, Inc.†	14,465	2,458,471
		17,744,452
Medical-Drugs — 3.5%
AbbVie, Inc.	23,406	2,168,566
Alkermes PLC†	12,892	530,635
Bristol-Myers Squibb Co.	35,051	1,939,722
Eli Lilly & Co.	55,947	4,773,958
Global Blood Therapeutics, Inc.†	8,709	393,647
Johnson & Johnson	17,726	2,150,873
Merck & Co., Inc.	12,182	739,447
Pfizer, Inc.	32,930	1,194,700
Zoetis, Inc.	27,875	2,374,671
		16,266,219
Medical-Generic Drugs — 0.2%
Mylan NV†	22,575	815,860
Perrigo Co. PLC	567	41,340
		857,200
Medical-HMO — 2.3%
Aetna, Inc.	2,001	367,184
Anthem, Inc.	1,655	393,940
Centene Corp.†	2,511	309,380
Cigna Corp.	2,977	505,941
Humana, Inc.	11,952	3,557,274
UnitedHealth Group, Inc.	23,021	5,647,972
		10,781,691
Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	1,847	189,502
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series C†	34,773	1,291,122
Walt Disney Co.	8,552	896,335
		2,187,457
Networking Products — 0.5%
Cisco Systems, Inc.	59,237	2,548,968
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,255	85,792
Waste Management, Inc.	4,869	396,044
		481,836

4

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,078	110,064
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	12,050	882,662
Cabot Oil & Gas Corp.	2,542	60,500
Cimarex Energy Co.	373	37,949
Diamondback Energy, Inc.	6,288	827,312
EOG Resources, Inc.	14,973	1,863,090
Hess Corp.	993	66,422
		3,737,935
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	7,845	550,405
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc.	681	85,922
American Tower Corp.	30,995	4,468,549
Apartment Investment & Management Co., Class A	847	35,828
AvalonBay Communities, Inc.	744	127,886
Boston Properties, Inc.	831	104,224
Crown Castle International Corp.	3,452	372,195
Digital Realty Trust, Inc.	1,512	168,709
Equinix, Inc.	5,587	2,401,795
Essex Property Trust, Inc.	420	100,409
Extra Space Storage, Inc.	1,543	154,007
Federal Realty Investment Trust	421	53,278
GGP, Inc.	3,019	61,678
Invitation Homes, Inc.	20,748	478,449
Iron Mountain, Inc.	1,550	54,266
Prologis, Inc.	6,526	428,693
Public Storage	1,027	232,985
SBA Communications Corp.†	1,409	232,654
Simon Property Group, Inc.	1,857	316,043
UDR, Inc.	2,161	81,124
Vornado Realty Trust	1,376	101,714
		10,060,408
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	3,701	176,686
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,023	151,015
Respiratory Products — 0.0%
ResMed, Inc.	1,747	180,954
Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	19,686	1,668,388
Tapestry, Inc.	1,374	64,180
		1,732,568
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	141	94,601
O’Reilly Automotive, Inc.†	541	148,002
		242,603
Retail-Automobile — 0.0%
CarMax, Inc.†	1,089	79,355
Retail-Building Products — 1.1%
Home Depot, Inc.	22,009	4,293,956
Lowe’s Cos., Inc.	6,841	653,794
		4,947,750
Retail-Discount — 0.3%
Dollar General Corp.	1,493	147,210
Dollar Tree, Inc.†	2,910	247,350
Walmart, Inc.	12,201	1,045,015
		1,439,575
Retail-Gardening Products — 0.3%
Tractor Supply Co.	17,281	1,321,824
Retail-Jewelry — 0.0%
Tiffany & Co.	524	68,958
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	3,453	328,657
Retail-Perfume & Cosmetics — 0.0%
ULTA Beauty, Inc.†	483	112,761
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	116	50,039
Darden Restaurants, Inc.	909	97,317
Dunkin’ Brands Group, Inc.	32,805	2,265,841
McDonald’s Corp.	37,791	5,921,472
Starbucks Corp.	50,936	2,488,224
Yum! Brands, Inc.	1,780	139,232
		10,962,125
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	23,484	2,252,585
Marvell Technology Group, Ltd.	28,640	614,042
QUALCOMM, Inc.	6,351	356,418
		3,223,045
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	12,337	569,846
KLA-Tencor Corp.	1,907	195,525
Lam Research Corp.	11,431	1,975,848
		2,741,219
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	371	80,429
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,587	84,365
Television — 0.0%
CBS Corp., Class B	1,881	105,750
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	504	107,992
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	13,201	1,296,866
Tobacco — 1.2%
Altria Group, Inc.	64,374	3,655,799
Philip Morris International, Inc.	25,635	2,069,770
		5,725,569
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	7,078	940,029
Toys — 0.0%
Hasbro, Inc.	752	69,417

5

Mattel, Inc.	1,137	18,670
		88,087
Transport-Rail — 1.2%
CSX Corp.	43,216	2,756,317
Kansas City Southern	590	62,516
Norfolk Southern Corp.	1,556	234,754
Union Pacific Corp.	18,028	2,554,207
		5,607,794
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	1,176	85,966
FedEx Corp.	7,710	1,750,632
United Parcel Service, Inc., Class B	4,135	439,261
		2,275,859
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	598	72,687
XPO Logistics, Inc.†	5,714	572,428
		645,115
Water — 0.0%
American Water Works Co., Inc.	1,198	102,285
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,175	161,469
Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	8,035	9,073,041
Alphabet, Inc., Class C†	15,898	17,736,604
		26,809,645
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,984	230,878
Total Common Stocks (cost $345,256,127)		462,712,970
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Growth Index Fund (cost $4,510,655)	28,076	4,565,438
Total Long-Term Investment Securities (cost $349,766,782)		467,278,408

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.57%(1)	137,273	137,273
U.S. Government Treasuries — 0.2%
United States Treasury Bills
1.83% due 08/23/2018(2)	$800,000	797,893
1.91% due 09/20/2018(2)	15,000	14,937
		812,830
Total Short-Term Investment Securities (cost $950,068)		950,103
TOTAL INVESTMENTS (cost $350,716,850)	99.5%	468,228,511
Other assets less liabilities	0.5	2,367,295
NET ASSETS	100.0%	$470,595,806

†                               Non-income producing security

(1)                       The rate shown is the 7-day yield as of June 30, 2018.

(2)                       The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2018	$1,676,820	$1,631,200	$(45,620)

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$462,712,970	$—	$—	$462,712,970
Exchange-Traded Funds	4,565,438	—	—	4,565,438
Short-Term Investment Securities:
Registered Investment Companies	137,273	—	—	137,273
Other Short-Term Investment Securities	—	812,830	—	812,830
Total Investments at Value	$467,415,681	$812,830	$—	$468,228,511

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$45,620	$—	$—	$45,620

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	9,178	$215,132
Omnicom Group, Inc.	5,411	412,697
		627,829
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,288	612,916
Lockheed Martin Corp.	2,247	663,831
Northrop Grumman Corp.	1,328	408,626
Raytheon Co.	2,667	515,211
		2,200,584
Aerospace/Defense-Equipment — 0.9%
Arconic, Inc.	10,115	172,056
Harris Corp.	1,046	151,189
L3 Technologies, Inc.	1,868	359,254
United Technologies Corp.	47,994	6,000,690
		6,683,189
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,167	140,615
Mosaic Co.	8,349	234,189
		374,804
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	13,312	610,089
Airlines — 0.5%
Alaska Air Group, Inc.	2,934	177,184
American Airlines Group, Inc.	4,563	173,212
Delta Air Lines, Inc.	15,363	761,083
Southwest Airlines Co.	39,081	1,988,441
United Continental Holdings, Inc.†	5,610	391,185
		3,491,105
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	4,976	109,572
PVH Corp.	1,834	274,586
Ralph Lauren Corp.	1,325	166,579
Under Armour, Inc., Class A†	4,427	99,519
Under Armour, Inc., Class C†	4,484	94,523
VF Corp.	2,962	241,462
		986,241
Appliances — 0.0%
Whirlpool Corp.	1,536	224,609
Athletic Footwear — 0.1%
NIKE, Inc., Class B	10,077	802,935
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	93,179	1,031,492
General Motors Co.	30,198	1,189,801
Honda Motor Co., Ltd ADR	85,630	2,506,390
		4,727,683
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	8,375	518,915
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	1,552	66,984
Banks-Commercial — 2.1%
BB&T Corp.	128,903	6,501,867
Citizens Financial Group, Inc.	11,539	448,867
ING Groep NV ADR	189,887	2,719,182
M&T Bank Corp.	33,741	5,741,031
Regions Financial Corp.	26,738	475,402
Zions Bancorporation	4,693	247,274
		16,133,623
Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	111,280	6,001,331
Northern Trust Corp.	2,316	238,293
State Street Corp.	8,699	809,790
		7,049,414
Banks-Super Regional — 5.2%
Capital One Financial Corp.	11,580	1,064,202
Comerica, Inc.	2,006	182,386
Fifth Third Bancorp	16,319	468,355
Huntington Bancshares, Inc.	26,305	388,262
KeyCorp	25,274	493,854
PNC Financial Services Group, Inc.	60,814	8,215,972
SunTrust Banks, Inc.	11,066	730,577
US Bancorp	176,195	8,813,274
Wells Fargo & Co.	354,319	19,643,445
		40,000,327
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	50,144	2,199,316
Dr Pepper Snapple Group, Inc.	2,231	272,182
PepsiCo, Inc.	46,554	5,068,334
		7,539,832
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,058	100,863
Brewery — 0.4%
Molson Coors Brewing Co., Class B	47,927	3,260,953
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	3,715	102,163
Discovery Communications, Inc., Class C†	8,132	207,366
		309,529
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	57,707	3,098,289
Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	168,149	5,624,584
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	854	190,724
Vulcan Materials Co.	1,542	199,010
		389,734
Building Products-Wood — 0.0%
Masco Corp.	2,513	94,036
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	2,671	140,228
PulteGroup, Inc.	107,382	3,087,232
		3,227,460
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	133,791	4,389,683
DISH Network Corp., Class A†	5,450	183,174
		4,572,857
Casino Hotels — 0.0%
MGM Resorts International	6,680	193,920

1

Chemicals-Diversified — 2.5%
DowDuPont, Inc.	172,810	11,391,635
Eastman Chemical Co.	3,399	339,764
FMC Corp.	35,500	3,166,955
LyondellBasell Industries NV, Class A	35,401	3,888,800
PPG Industries, Inc.	3,086	320,111
		19,107,265
Chemicals-Specialty — 0.0%
Albemarle Corp.	1,081	101,971
International Flavors & Fragrances, Inc.	733	90,862
		192,833
Commercial Services — 0.1%
Ecolab, Inc.	3,338	468,421
Nielsen Holdings PLC	7,971	246,543
Quanta Services, Inc.†	3,562	118,971
		833,935
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,174	146,879
H&R Block, Inc.	1,793	40,845
IHS Markit, Ltd.†	8,477	437,328
Western Union Co.	6,691	136,028
		761,080
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,034	266,637
Computer Services — 1.1%
Accenture PLC, Class A	5,664	926,574
Cognizant Technology Solutions Corp., Class A	54,615	4,314,039
DXC Technology Co.	3,254	262,305
International Business Machines Corp.	20,323	2,839,123
		8,342,041
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,437	178,462
Citrix Systems, Inc.†	1,349	141,429
		319,891
Computers — 0.3%
Apple, Inc.	4,690	868,166
Hewlett Packard Enterprise Co.	36,352	531,102
HP, Inc.	39,075	886,612
		2,285,880
Computers-Memory Devices — 0.8%
NetApp, Inc.	66,631	5,232,532
Seagate Technology PLC	6,834	385,916
Western Digital Corp.	7,124	551,469
		6,169,917
Consulting Services — 0.0%
Verisk Analytics, Inc.†	1,331	143,269
Consumer Products-Misc. — 0.1%
Clorox Co.	1,326	179,342
Kimberly-Clark Corp.	4,657	490,568
		669,910
Containers-Metal/Glass — 0.0%
Ball Corp.	8,314	295,563
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	786	87,867
Sealed Air Corp.	2,379	100,989
WestRock Co.	34,575	1,971,466
		2,160,322
Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	11,006	713,299
Coty, Inc., Class A	11,256	158,709
Procter & Gamble Co.	135,933	10,610,930
Unilever NV	71,726	3,996,573
Unilever NV CVA	34,950	1,950,326
		17,429,837
Cruise Lines — 0.2%
Carnival Corp.	20,656	1,183,795
Royal Caribbean Cruises, Ltd.	1,371	142,036
		1,325,831
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	2,994	317,454
Paychex, Inc.	2,664	182,084
		499,538
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	5,414	236,971
Diagnostic Equipment — 0.3%
Danaher Corp.	14,635	1,444,182
Thermo Fisher Scientific, Inc.	2,682	555,549
		1,999,731
Dialysis Centers — 0.0%
DaVita, Inc.†	3,323	230,749
Distribution/Wholesale — 0.1%
Fastenal Co.	3,013	145,016
LKQ Corp.†	3,097	98,794
WW Grainger, Inc.	1,214	374,398
		618,208
Diversified Banking Institutions — 7.2%
Bank of America Corp.	570,599	16,085,186
Citigroup, Inc.	179,792	12,031,681
Goldman Sachs Group, Inc.	8,363	1,844,627
JPMorgan Chase & Co.	233,226	24,302,149
Morgan Stanley	32,450	1,538,130
		55,801,773
Diversified Manufacturing Operations — 2.6%
Dover Corp.	1,620	118,584
Eaton Corp. PLC	92,426	6,907,919
General Electric Co.	310,674	4,228,273
Ingersoll-Rand PLC	59,315	5,322,335
Parker-Hannifin Corp.	1,393	217,099
Siemens AG	19,120	2,528,014
Textron, Inc.	6,095	401,722
		19,723,946
E-Commerce/Services — 0.0%
Expedia Group, Inc.	1,180	141,824
TripAdvisor, Inc.†	1,607	89,526
		231,350

2

Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,850	611,889
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	10,272	284,637
PPL Corp.	16,642	475,129
Sempra Energy	37,406	4,343,211
		5,102,977
Electric-Integrated — 3.5%
AES Corp.	15,745	211,140
Alliant Energy Corp.	5,511	233,226
Ameren Corp.	5,800	352,930
American Electric Power Co., Inc.	11,725	811,956
CMS Energy Corp.	6,726	318,005
Consolidated Edison, Inc.	7,397	576,818
Dominion Energy, Inc.	9,632	656,710
DTE Energy Co.	4,320	447,682
Duke Energy Corp.	16,688	1,319,687
Edison International	102,085	6,458,918
Entergy Corp.	4,305	347,801
Evergy, Inc.	6,457	362,561
Eversource Energy	44,944	2,634,168
Exelon Corp.	22,982	979,033
FirstEnergy Corp.	6,297	226,125
NextEra Energy, Inc.	5,499	918,498
PG&E Corp.	12,294	523,233
Pinnacle West Capital Corp.	2,665	214,692
Public Service Enterprise Group, Inc.	12,027	651,142
SCANA Corp.	3,395	130,775
Southern Co.	24,083	1,115,284
WEC Energy Group, Inc.	4,357	281,680
Xcel Energy, Inc.	158,900	7,258,552
		27,030,616
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,324	80,764
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	12,946	194,060
Intel Corp.	247,935	12,324,849
Xilinx, Inc.	2,353	153,557
		12,672,466
Electronic Connectors — 0.3%
TE Connectivity, Ltd.	28,854	2,598,591
Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.	1,045	54,309
Fortive Corp.	2,483	191,464
		245,773
Electronic Security Devices — 0.0%
Allegion PLC	791	61,192
Engineering/R&D Services — 0.0%
Fluor Corp.	3,347	163,266
Jacobs Engineering Group, Inc.	2,869	182,153
		345,419
Engines-Internal Combustion — 0.3%
Cummins, Inc.	18,717	2,489,361
Enterprise Software/Service — 0.9%
CA, Inc.	7,439	265,200
Oracle Corp.	153,373	6,757,615
		7,022,815
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	953	112,797
Finance-Consumer Loans — 0.5%
Synchrony Financial	113,899	3,801,949
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	447	104,241
American Express Co.	6,800	666,400
Discover Financial Services	8,308	584,966
		1,355,607
Finance-Investment Banker/Broker — 0.4%
Jefferies Financial Group, Inc.	7,218	164,137
TD Ameritrade Holding Corp.	51,492	2,820,217
		2,984,354
Finance-Other Services — 0.1%
CME Group, Inc.	2,675	438,486
Nasdaq, Inc.	1,447	132,068
		570,554
Food-Confectionery — 0.1%
Hershey Co.	1,530	142,382
J.M. Smucker Co.	2,704	290,626
		433,008
Food-Meat Products — 0.1%
Hormel Foods Corp.	6,429	239,223
Tyson Foods, Inc., Class A	7,085	487,802
		727,025
Food-Misc./Diversified — 2.5%
Campbell Soup Co.	4,580	185,673
Conagra Brands, Inc.	80,888	2,890,128
General Mills, Inc.	9,174	406,041
Kellogg Co.	24,365	1,702,383
Kraft Heinz Co.	14,222	893,426
McCormick & Co., Inc.	1,473	171,001
Mondelez International, Inc., Class A	245,624	10,070,584
Nestle SA ADR	42,484	3,289,536
		19,608,772
Food-Retail — 0.1%
Kroger Co.	19,351	550,536
Food-Wholesale/Distribution — 0.9%
Sysco Corp.	48,090	3,284,066
US Foods Holding Corp.†	97,713	3,695,506
		6,979,572
Gas-Distribution — 0.0%
NiSource, Inc.	8,031	211,055
Gold Mining — 0.1%
Newmont Mining Corp.	12,700	478,917
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,037	132,996
Home Decoration Products — 0.5%
Newell Brands, Inc.	137,347	3,542,179

3

Home Furnishings — 0.0%
Leggett & Platt, Inc.	3,125	139,500
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	59,847	4,737,489
Human Resources — 0.0%
Robert Half International, Inc.	1,206	78,511
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,276	100,573
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	927	154,095
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,340	520,138
Praxair, Inc.	3,284	519,365
		1,039,503
Instruments-Controls — 0.1%
Honeywell International, Inc.	7,290	1,050,124
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,001	73,303
Insurance Brokers — 0.5%
Aon PLC	2,387	327,425
Arthur J. Gallagher & Co.	2,126	138,785
Marsh & McLennan Cos., Inc.	40,366	3,308,801
Willis Towers Watson PLC	1,820	275,912
		4,050,923
Insurance-Life/Health — 1.1%
Aflac, Inc.	76,490	3,290,600
Brighthouse Financial, Inc.†	2,281	91,400
Lincoln National Corp.	5,207	324,136
Principal Financial Group, Inc.	64,948	3,438,996
Prudential Financial, Inc.	9,999	935,006
Torchmark Corp.	1,458	118,696
Unum Group	5,266	194,789
		8,393,623
Insurance-Multi-line — 1.8%
Allstate Corp.	4,435	404,783
American International Group, Inc.(1)	21,370	1,133,037
Assurant, Inc.	1,254	129,777
Chubb, Ltd.	77,557	9,851,290
Cincinnati Financial Corp.	3,556	237,754
Hartford Financial Services Group, Inc.	8,526	435,934
Loews Corp.	6,233	300,929
MetLife, Inc.	38,140	1,662,904
		14,156,408
Insurance-Property/Casualty — 1.3%
Berkshire Hathaway, Inc., Class B†	45,820	8,552,303
Travelers Cos., Inc.	6,434	787,136
XL Group, Ltd.	6,149	344,036
		9,683,475
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	976	224,948
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	611	105,367
Internet Security — 0.0%
Symantec Corp.	8,138	168,050
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.	711	105,704
Ameriprise Financial, Inc.	21,227	2,969,233
BlackRock, Inc.	1,204	600,844
Franklin Resources, Inc.	7,588	243,195
Invesco, Ltd.	297,514	7,901,972
Raymond James Financial, Inc.	1,607	143,586
		11,964,534
Machinery-Construction & Mining — 0.8%
Atlas Copco AB, Class B	54,540	1,428,845
Caterpillar, Inc.	34,131	4,630,553
		6,059,398
Machinery-Farming — 0.1%
Deere & Co.	3,474	485,665
Machinery-Pumps — 0.1%
Flowserve Corp.	3,115	125,846
Pentair PLC	3,864	162,597
Xylem, Inc.	1,328	89,481
		377,924
Medical Instruments — 1.7%
Medtronic PLC	150,861	12,915,210
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,432	142,942
Laboratory Corp. of America Holdings†	1,023	183,659
Quest Diagnostics, Inc.	3,233	355,436
		682,037
Medical Products — 1.2%
Abbott Laboratories	25,280	1,541,827
Baxter International, Inc.	5,160	381,015
Henry Schein, Inc.†	24,797	1,801,254
Varian Medical Systems, Inc.†	1,024	116,449
Zimmer Biomet Holdings, Inc.	51,259	5,712,303
		9,552,848
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	2,542	315,589
Amgen, Inc.	6,500	1,199,835
Biogen, Inc.†	1,557	451,904
Gilead Sciences, Inc.	10,834	767,481
Vertex Pharmaceuticals, Inc.†	15,689	2,666,502
		5,401,311
Medical-Drugs — 7.3%
Allergan PLC	47,725	7,956,712
AstraZeneca PLC ADR	99,916	3,508,051
Bristol-Myers Squibb Co.	87,661	4,851,160
Eli Lilly & Co.	51,201	4,368,981
Johnson & Johnson	101,652	12,334,454
Merck & Co., Inc.	122,649	7,444,794
Pfizer, Inc.	295,788	10,731,189
Roche Holding AG	8,760	1,950,942
Roche Holding AG ADR	112,216	3,100,528
		56,246,811
Medical-Generic Drugs — 0.1%
Mylan NV†	12,271	443,474

4

Perrigo Co. PLC	1,962	143,049
		586,523
Medical-HMO — 0.5%
Aetna, Inc.	3,893	714,365
Anthem, Inc.	2,855	679,576
Cigna Corp.	9,440	1,604,328
Humana, Inc.	3,278	975,631
		3,973,900
Medical-Hospitals — 0.3%
Envision Healthcare Corp.†	2,884	126,925
HCA Healthcare, Inc.	17,870	1,833,462
Universal Health Services, Inc., Class B	2,075	231,238
		2,191,625
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,872	330,165
Cardinal Health, Inc.	7,396	361,147
McKesson Corp.	23,680	3,158,912
		3,850,224
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	32,076	553,632
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,962	166,721
Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	25,092	1,246,821
Twenty-First Century Fox, Inc., Class B	10,455	515,118
Viacom, Inc., Class B	145,512	4,388,642
Walt Disney Co.	18,759	1,966,131
		8,116,712
Networking Products — 2.0%
Cisco Systems, Inc.	367,247	15,802,638
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,867	195,988
Office Automation & Equipment — 0.0%
Xerox Corp.	5,093	122,232
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,592	165,266
Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	46,622	3,415,062
Apache Corp.	9,098	425,332
Cabot Oil & Gas Corp.	5,804	138,135
Cimarex Energy Co.	1,545	157,188
Concho Resources, Inc.†	3,549	491,004
ConocoPhillips	27,855	1,939,265
Devon Energy Corp.	12,460	547,742
EOG Resources, Inc.	49,784	6,194,623
EQT Corp.	46,224	2,550,640
Hess Corp.	4,301	287,694
Marathon Oil Corp.	20,311	423,687
Newfield Exploration Co.†	4,755	143,839
Noble Energy, Inc.	61,663	2,175,471
Occidental Petroleum Corp.	33,260	2,783,197
Pioneer Natural Resources Co.	24,402	4,617,834
Southwestern Energy Co.†	266,099	1,410,325
		27,701,038
Oil Companies-Integrated — 5.0%
Chevron Corp.	168,454	21,297,639
Exxon Mobil Corp.	100,791	8,338,440
Royal Dutch Shell PLC, Class B ADR	41,520	3,016,428
TOTAL SA ADR	102,870	6,229,807
		38,882,314
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	9,094	394,680
Oil Refining & Marketing — 0.5%
Andeavor	3,310	434,206
HollyFrontier Corp.	4,203	287,611
Marathon Petroleum Corp.	10,996	771,480
Phillips 66	9,991	1,122,089
Valero Energy Corp.	10,259	1,137,005
		3,752,391
Oil-Field Services — 2.5%
Baker Hughes a GE Co., LLC	94,453	3,119,782
Halliburton Co.	113,255	5,103,270
Schlumberger, Ltd.	160,425	10,753,288
TechnipFMC PLC	10,332	327,938
		19,304,278
Paper & Related Products — 0.5%
International Paper Co.	74,387	3,874,075
Pharmacy Services — 0.3%
CVS Health Corp.	24,202	1,557,399
Express Scripts Holding Co.†	13,372	1,032,452
		2,589,851
Pipelines — 0.8%
Kinder Morgan, Inc.	264,127	4,667,124
ONEOK, Inc.	9,786	683,356
Williams Cos., Inc.	19,704	534,176
		5,884,656
Publishing-Newspapers — 0.0%
News Corp., Class A	9,124	141,422
News Corp., Class B	2,899	45,949
		187,371
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.	1,128	142,320
Apartment Investment & Management Co., Class A	2,098	88,745
AvalonBay Communities, Inc.	1,843	316,793
Boston Properties, Inc.	2,058	258,114
Brixmor Property Group, Inc.	213,947	3,729,096
Crown Castle International Corp.	3,160	340,711
Digital Realty Trust, Inc.	1,961	218,808
Duke Realty Corp.	8,499	246,726
Equity Residential	8,766	558,307
Essex Property Trust, Inc.	755	180,498
Federal Realty Investment Trust	924	116,932
GGP, Inc.	9,186	187,670
HCP, Inc.	11,184	288,771
Host Hotels & Resorts, Inc.	17,648	371,843
Iron Mountain, Inc.	3,685	129,012

5

Kimco Realty Corp.	10,115	171,854
Macerich Co.	2,584	146,849
Mid-America Apartment Communities, Inc.	2,709	272,715
Park Hotels & Resorts, Inc.	133,528	4,089,963
Public Storage	1,569	355,943
Realty Income Corp.	6,770	364,158
Regency Centers Corp.	3,509	217,839
Simon Property Group, Inc.	3,760	639,914
SL Green Realty Corp.	2,105	211,616
UDR, Inc.	2,166	81,312
Ventas, Inc.	8,482	483,050
Vornado Realty Trust	1,442	106,593
Welltower, Inc.	8,855	555,120
Weyerhaeuser Co.	18,022	657,082
		15,528,354
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	2,812	148,052
Gap, Inc.	5,166	167,326
L Brands, Inc.	74,889	2,761,906
Ross Stores, Inc.	3,065	259,759
Tapestry, Inc.	4,180	195,248
		3,532,291
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	16,892	2,292,244
AutoZone, Inc.†	2,402	1,611,574
Genuine Parts Co.	3,493	320,623
O’Reilly Automotive, Inc.†	897	245,392
		4,469,833
Retail-Automobile — 0.0%
CarMax, Inc.†	2,120	154,484
Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	6,262	598,459
Retail-Catalog Shopping — 0.5%
Qurate Retail Group, Inc., Class A†	163,278	3,464,759
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,839	435,473
Retail-Discount — 1.4%
Costco Wholesale Corp.	10,441	2,181,960
Dollar General Corp.	3,147	310,294
Target Corp.	31,732	2,415,440
Walmart, Inc.	69,421	5,945,909
		10,853,603
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	59,653	3,580,075
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,714	131,104
Retail-Jewelry — 0.0%
Tiffany & Co.	1,407	185,161
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,796	144,777
TJX Cos., Inc.	8,210	781,428
		926,205
Retail-Perfume & Cosmetics — 0.0%
ULTA Beauty, Inc.†	422	98,520
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	4,005	291,964
Macy’s, Inc.	7,293	272,977
		564,941
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	355	153,136
Darden Restaurants, Inc.	1,179	126,224
McDonald’s Corp.	9,590	1,502,657
Starbucks Corp.	11,827	577,749
Yum! Brands, Inc.	4,232	331,027
		2,690,793
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,709	132,963
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,282	149,821
Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	164,890	9,253,627
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	67,131	2,454,309
		11,707,936
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	52,590	2,429,132
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	339	73,492
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,738	145,552
Steel-Producers — 0.1%
Nucor Corp.	7,573	473,313
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	8,312	227,915
Telephone-Integrated — 3.0%
AT&T, Inc.	172,871	5,550,888
CenturyLink, Inc.	23,372	435,654
Verizon Communications, Inc.	338,889	17,049,505
		23,036,047
Television — 0.0%
CBS Corp., Class B	4,471	251,360
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	528	113,135
Tobacco — 1.3%
Altria Group, Inc.	19,825	1,125,862
British American Tobacco PLC ADR	78,353	3,952,909
Philip Morris International, Inc.	56,942	4,597,497
		9,676,268
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,347	216,490
Stanley Black & Decker, Inc.	1,249	165,880
		382,370
Toys — 0.0%
Hasbro, Inc.	1,245	114,926

6

Mattel, Inc.	5,978	98,159
		213,085
Transport-Rail — 1.2%
Kansas City Southern	1,295	137,218
Norfolk Southern Corp.	3,699	558,068
Union Pacific Corp.	57,969	8,213,048
		8,908,334
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	3,315	277,333
Expeditors International of Washington, Inc.	1,871	136,770
FedEx Corp.	2,517	571,510
United Parcel Service, Inc., Class B	25,732	2,733,510
		3,719,123
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	876	106,478
Water — 0.0%
American Water Works Co., Inc.	1,907	162,820
Wireless Equipment — 0.4%
Nokia OYJ ADR	584,599	3,361,444
Total Common Stocks (cost $684,983,438)		750,930,437
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF	48,560	5,894,213
iShares S&P 500 Value ETF	48,648	5,357,604
Total Exchange-Traded Funds (cost $11,410,236)		11,251,817
Total Long-Term Investment Securities (cost $696,393,674)		762,182,254

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 07/02/2018	$4,979,000	4,979,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.78% due 08/16/2018(2)	70,000	69,840
Total Short-Term Investment Securities (cost $5,048,841)		5,048,840
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $346,010 and collateralized by $370,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $355,006	346,000	346,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	795,000	795,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	180,000	180,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,045,000	1,045,000
Deutsche Bank AG Joint Repurchase Agreement(3)	565,000	565,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,240,000	1,240,000
Total Repurchase Agreements (cost $4,171,000)		4,171,000
TOTAL INVESTMENTS (cost $705,613,515)	99.8%	771,402,094
Other assets less liabilities	0.2	1,511,706
NET ASSETS	100.0%	$772,913,800

†                               Non-income producing security

(1)                       Security represents an investment in an affiliated company (see Note 3).

(2)                       The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)                       See Note 2 for details of Joint Repurchase Agreements.

ADR           — American Depositary Receipt

CVA           — Certification Van Aandelen (Dutch Cert.)

ETF               — Exchange-Traded Fund

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2018	$1,113,720	$1,081,200	$(32,520)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	EUR	7,869,713	USD	9,264,533	09/28/2018	$14,050	$—
Goldman Sachs & Co.	SEK	10,359,336	USD	1,172,734	09/28/2018	8,452	—
	USD	43,925	SEK	387,243	09/28/2018	—	(403)
						8,452	(403)
Morgan Stanley Capital Services, Inc.	GBP	2,130,775	USD	2,838,234	09/28/2018	15,311	—
	JPY	242,138,912	USD	2,217,735	09/28/2018	17,384	—
	USD	208,659	GBP	157,237	09/28/2018	—	(346)
	USD	56,184	JPY	6,131,418	09/28/2018	—	(467)
						32,695	(813)
UBS AG	CHF	1,611,687	USD	1,639,009	09/28/2018	—	(703)
Net Unrealized Appreciation (Depreciation)						$55,197	$(1,919)

CHF - Swiss Franc
EUR - Euro Currency
GBP - Pound Sterling
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$750,930,437	$—	$—	$750,930,437
Exchange-Traded Funds	11,251,817	—	—	11,251,817
Short-Term Investment Securities	—	5,048,840	—	5,048,840
Repurchase Agreements	—	4,171,000	—	4,171,000
Total Investments at Value	$762,182,254	$9,219,840	$—	$771,402,094

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$55,197	$—	$55,197
Total Other Financial Instruments	$—	$55,197	$—	$55,197

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$32,520	$—	$—	$32,520
Forward Foreign Currency Contracts	—	1,919	—	1,919
Total Other Financial Instruments	$32,520	$1,919	$—	$34,439

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS — 96.0%
Advanced Materials — 0.0%
Hexcel Corp.	456	$30,269
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	4,748	111,293
Omnicom Group, Inc.	5,605	427,493
		538,786
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	531	71,515
Spirit AeroSystems Holdings, Inc., Class A	2,737	235,136
TransDigm Group, Inc.	2,397	827,300
		1,133,951
Aerospace/Defense-Equipment — 1.0%
Curtiss-Wright Corp.	83	9,879
Harris Corp.	12,338	1,783,334
HEICO Corp.	930	67,825
HEICO Corp., Class A	1,833	111,691
L3 Technologies, Inc.	1,750	336,560
		2,309,289
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,900	128,760
Airlines — 0.9%
Alaska Air Group, Inc.	5,100	307,989
American Airlines Group, Inc.	6,700	254,332
Copa Holdings SA, Class A	1,000	94,620
JetBlue Airways Corp.†	58,391	1,108,261
United Continental Holdings, Inc.†	3,800	264,974
		2,030,176
Apparel Manufacturers — 1.1%
Carter’s, Inc.	1,118	121,180
Columbia Sportswear Co.	92	8,415
Hanesbrands, Inc.	8,675	191,024
Michael Kors Holdings, Ltd.†	1,860	123,876
PVH Corp.	1,100	164,692
Under Armour, Inc., Class A†	33,794	759,689
Under Armour, Inc., Class C†	29,257	616,738
VF Corp.	6,029	491,484
		2,477,098
Applications Software — 3.1%
CDK Global, Inc.	8,184	532,369
PTC, Inc.†	2,766	259,478
RealPage, Inc.†	4,723	260,237
Red Hat, Inc.†	7,584	1,019,062
ServiceNow, Inc.†	22,980	3,963,361
Tableau Software, Inc., Class A†	4,790	468,223
		6,502,730
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	105,772
Sotheby’s†	2,000	108,680
		214,452
Auto-Cars/Light Trucks — 0.4%
Ferrari NV	7,002	945,340
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	142,508
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	2,919	118,190
Aptiv PLC	11,957	1,095,620
BorgWarner, Inc.	3,300	142,428
Lear Corp.	168	31,216
Visteon Corp.†	451	58,287
WABCO Holdings, Inc.†	2,194	256,742
		1,702,483
Banks-Commercial — 0.8%
BankUnited, Inc.	3,900	159,315
East West Bancorp, Inc.	262	17,082
First Republic Bank	4,600	445,234
Pinnacle Financial Partners, Inc.	783	48,037
Signature Bank†	1,920	245,530
SVB Financial Group†	1,811	522,944
Synovus Financial Corp.	221	11,675
Texas Capital Bancshares, Inc.†	762	69,723
Webster Financial Corp.	4,000	254,800
Western Alliance Bancorp†	1,432	81,066
		1,855,406
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,310	237,676
State Street Corp.	600	55,854
		293,530
Banks-Super Regional — 0.1%
Comerica, Inc.	240	21,821
Fifth Third Bancorp	4,100	117,670
		139,491
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	820	51,627
Beverages-Non-alcoholic — 0.5%
Dr Pepper Snapple Group, Inc.	8,736	1,065,792
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,241	60,636
Brown-Forman Corp., Class B	12,123	594,148
		654,784
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	1,089	68,825
Fortune Brands Home & Security, Inc.	7,053	378,675
		447,500
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	832	166,525
Building Products-Cement — 1.2%
Eagle Materials, Inc.	2,603	273,237
Martin Marietta Materials, Inc.	1,394	311,322
Vulcan Materials Co.	16,037	2,069,735
		2,654,294
Building Products-Wood — 0.1%
Masco Corp.	5,113	191,328
Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,937	364,747
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,002	97,585
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,895	200,695
Lennar Corp., Class A	3,671	192,728

1

Lennar Corp., Class B	202	8,623
NVR, Inc.†	177	525,752
PulteGroup, Inc.	1,995	57,356
Toll Brothers, Inc.	6,130	226,749
		1,211,903
Cable/Satellite TV — 0.1%
Altice USA, Inc., Class A	2,387	40,722
Cable One, Inc.	103	75,529
		116,251
Casino Hotels — 1.2%
Melco Resorts & Entertainment, Ltd. ADR	39,560	1,107,680
MGM Resorts International	29,167	846,718
Wynn Resorts, Ltd.	3,688	617,150
		2,571,548
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	3,981	442,130
FMC Corp.	1,320	117,757
PPG Industries, Inc.	2,000	207,460
Westlake Chemical Corp.	812	87,396
		854,743
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	95,084
Chemicals-Specialty — 0.4%
Chemours Co.	4,305	190,970
International Flavors & Fragrances, Inc.	808	100,160
NewMarket Corp.	181	73,215
Platform Specialty Products Corp.†	2,683	31,123
Univar, Inc.†	418	10,968
Valvoline, Inc.	8,814	190,118
Versum Materials, Inc.	2,628	97,630
W.R. Grace & Co.	1,195	87,605
		781,789
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	6,079	184,255
RPM International, Inc.	6,145	358,376
		542,631
Commercial Services — 2.2%
Cintas Corp.	4,112	761,008
CoreLogic, Inc.†	6,732	349,391
CoStar Group, Inc.†	8,031	3,313,831
Nielsen Holdings PLC	7,900	244,347
Quanta Services, Inc.†	1,048	35,003
ServiceMaster Global Holdings, Inc.†	3,282	195,181
		4,898,761
Commercial Services-Finance — 3.3%
Equifax, Inc.	4,084	510,949
Euronet Worldwide, Inc.†	599	50,178
FleetCor Technologies, Inc.†	4,003	843,232
Global Payments, Inc.	8,643	963,608
H&R Block, Inc.	916	20,866
IHS Markit, Ltd.†	5,491	283,281
MarketAxess Holdings, Inc.	1,646	325,678
Moody’s Corp.	6,833	1,165,437
Morningstar, Inc.	439	56,302
Sabre Corp.	12,763	314,480
Square, Inc., Class A†	6,921	426,610
Total System Services, Inc.	4,354	368,000
TransUnion	9,950	712,818
Western Union Co.	3,076	62,535
WEX, Inc.†	2,397	456,581
Worldpay, Inc., Class A†	8,829	722,036
		7,282,591
Computer Aided Design — 1.6%
ANSYS, Inc.†	2,815	490,317
Aspen Technology, Inc.†	1,634	151,537
Autodesk, Inc.†	15,610	2,046,315
Cadence Design Systems, Inc.†	13,655	591,398
Synopsys, Inc.†	3,936	336,803
		3,616,370
Computer Data Security — 0.2%
Fortinet, Inc.†	5,764	359,847
Computer Services — 0.4%
Dell Technologies, Inc., Class V†	348	29,434
EPAM Systems, Inc.†	2,127	264,450
Genpact, Ltd.	5,159	149,250
Leidos Holdings, Inc.	4,500	265,500
Teradata Corp.†	2,072	83,190
		791,824
Computer Software — 1.1%
Akamai Technologies, Inc.†	3,760	275,345
Citrix Systems, Inc.†	3,273	343,141
Dropbox, Inc., Class A†(2)(3)	753	24,412
Dropbox, Inc., Class B†(3)	9,239	284,552
Pivotal Software, Inc., Class A†	6,395	155,207
Splunk, Inc.†	6,404	634,700
SS&C Technologies Holdings, Inc.	11,843	614,652
Zuora, Inc., Class B†(2)(3)	17,835	485,112
		2,817,121
Computers — 0.1%
Nutanix, Inc., Class A†	2,574	132,741
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,345	70,303
Computers-Memory Devices — 0.3%
NetApp, Inc.	6,495	510,052
Pure Storage, Inc., Class A†	9,076	216,735
		726,787
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	12,952	566,391
Gartner, Inc.†	5,842	776,402
Verisk Analytics, Inc.†	7,681	826,783
		2,169,576
Consumer Products-Misc. — 0.3%
Clorox Co.	5,532	748,203
Containers-Metal/Glass — 0.3%
Ball Corp.	14,300	508,365
Crown Holdings, Inc.†	3,126	139,920

2

Silgan Holdings, Inc.	630	16,903
		665,188
Containers-Paper/Plastic — 0.7%
Berry Global Group, Inc.†	1,595	73,274
Graphic Packaging Holding Co.	1,271	18,442
Packaging Corp. of America	10,664	1,192,129
Sealed Air Corp.	8,636	366,598
		1,650,443
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	2,800	132,300
Royal Caribbean Cruises, Ltd.	1,600	165,760
		298,060
Data Processing/Management — 2.1%
Broadridge Financial Solutions, Inc.	2,839	326,769
DocuSign, Inc.†	1,125	59,569
Dun & Bradstreet Corp.	392	48,079
Fair Isaac Corp.†	5,180	1,001,397
Fidelity National Information Services, Inc.	6,378	676,259
First Data Corp., Class A†	11,604	242,872
Fiserv, Inc.†	18,611	1,378,889
Jack Henry & Associates, Inc.	1,861	242,600
Paychex, Inc.	10,317	705,167
		4,681,601
Decision Support Software — 0.3%
MSCI, Inc.	3,530	583,968
Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	8,741	2,990,646
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	3,958	862,607
Dialysis Centers — 0.1%
DaVita, Inc.†	3,505	243,387
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	377	110,706
STERIS PLC	1,100	115,511
		226,217
Distribution/Wholesale — 1.0%
Fastenal Co.	8,152	392,356
HD Supply Holdings, Inc.†	11,241	482,126
KAR Auction Services, Inc.	9,046	495,721
LKQ Corp.†	1,247	39,779
Pool Corp.	951	144,077
Watsco, Inc.	1,419	252,979
WW Grainger, Inc.	1,099	338,932
		2,145,970
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	8,437	499,049
Ingersoll-Rand PLC	3,241	290,815
Parker-Hannifin Corp.	578	90,081
Textron, Inc.	4,135	272,538
		1,152,483
Drug Delivery Systems — 0.9%
Catalent, Inc.†	4,549	190,558
DexCom, Inc.†	16,624	1,578,947
Nektar Therapeutics†	5,677	277,208
		2,046,713
E-Commerce/Products — 1.3%
Wayfair, Inc., Class A†	23,487	2,789,316
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	3,700	176,231
Expedia Group, Inc.	2,915	350,354
GrubHub, Inc.†	2,183	229,019
IAC/InterActiveCorp†	3,502	534,020
Match Group, Inc.†	5,749	222,716
MercadoLibre, Inc.	400	119,572
Shutterfly, Inc.†	9,723	875,362
TripAdvisor, Inc.†	11,723	653,088
Zillow Group, Inc., Class A†	2,974	177,696
Zillow Group, Inc., Class C†	1,998	118,002
		3,456,060
E-Services/Consulting — 0.2%
CDW Corp.	6,184	499,605
Educational Software — 0.5%
2U, Inc.†	13,246	1,106,836
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,161	228,098
Littelfuse, Inc.	484	110,439
		338,537
Electronic Components-Misc. — 0.3%
Corning, Inc.	10,000	275,100
Gentex Corp.	4,504	103,682
Sensata Technologies Holding PLC†	7,531	358,325
		737,107
Electronic Components-Semiconductors — 4.4%
Advanced Micro Devices, Inc.†	102,335	1,534,002
Cavium, Inc.†	1,644	142,206
IPG Photonics Corp.†	6,683	1,474,470
Microchip Technology, Inc.	36,665	3,334,682
Micron Technology, Inc.†	21,919	1,149,432
Monolithic Power Systems, Inc.	2,284	305,302
ON Semiconductor Corp.†	10,242	227,731
Skyworks Solutions, Inc.	9,413	909,767
Xilinx, Inc.	12,063	787,231
		9,864,823
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,341	1,162,668
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(3)	2,581	5,807
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,400	272,096
FLIR Systems, Inc.	293	15,227
Fortive Corp.	11,232	866,099
Keysight Technologies, Inc.†	6,300	371,889
National Instruments Corp.	2,168	91,013
Trimble, Inc.†	3,600	118,224
		1,734,548

3

Electronic Security Devices — 0.2%
ADT, Inc.	10,600	91,690
Allegion PLC	5,701	441,029
		532,719
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,334	177,422
Enterprise Software/Service — 4.5%
Atlassian Corp. PLC, Class A†	10,484	655,460
Black Knight, Inc.†	10,287	550,869
Guidewire Software, Inc.†	30,870	2,740,639
Manhattan Associates, Inc.†	1,605	75,451
Paycom Software, Inc.†	1,200	118,596
Pegasystems, Inc.	910	49,868
Tyler Technologies, Inc.†	2,210	490,841
Ultimate Software Group, Inc.†	2,033	523,111
Veeva Systems, Inc., Class A†	18,493	1,421,372
Workday, Inc., Class A†	28,038	3,395,962
		10,022,169
Entertainment Software — 0.4%
DraftKings, Inc.†(1)(2)(3)	74,969	139,443
Electronic Arts, Inc.†	1,700	239,734
Take-Two Interactive Software, Inc.†	2,520	298,267
Zynga, Inc., Class A†	36,000	146,520
		823,964
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,031	272,119
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	250	88,350
Santander Consumer USA Holdings, Inc.	360	6,872
		95,222
Finance-Consumer Loans — 0.1%
OneMain Holdings, Inc.†	131	4,361
Synchrony Financial	6,366	212,497
		216,858
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	1,166	271,911
Discover Financial Services	5,560	391,480
		663,391
Finance-Investment Banker/Broker — 1.6%
E*TRADE Financial Corp.†	4,869	297,788
Evercore, Inc., Class A	971	102,392
Interactive Brokers Group, Inc., Class A	1,547	99,642
Lazard, Ltd., Class A	7,866	384,726
LPL Financial Holdings, Inc.	2,136	139,994
Raymond James Financial, Inc.	937	83,721
TD Ameritrade Holding Corp.	42,075	2,304,448
Virtu Financial, Inc., Class A	944	25,063
		3,437,774
Finance-Leasing Companies — 0.0%
Air Lease Corp.	176	7,387
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	124,608
FNF Group	7,900	297,198
		421,806
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	7,107	739,625
Nasdaq, Inc.	2,000	182,540
SEI Investments Co.	3,226	201,690
		1,123,855
Food-Catering — 0.1%
Aramark	4,700	174,370
Food-Confectionery — 0.3%
Hershey Co.	6,390	594,653
Food-Meat Products — 0.2%
Hormel Foods Corp.	4,900	182,329
Tyson Foods, Inc., Class A	4,700	323,595
		505,924
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	2,958	119,917
Conagra Brands, Inc.	3,900	139,347
Kellogg Co.	3,004	209,890
Lamb Weston Holdings, Inc.	12,120	830,341
McCormick & Co., Inc.	3,671	426,167
Pinnacle Foods, Inc.	3,700	240,722
Post Holdings, Inc.†	915	78,708
		2,045,092
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,740	148,752
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	307	11,611
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	15,527	465,965
Funeral Services & Related Items — 0.2%
Service Corp. International	10,809	386,854
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	133	3,091
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	478	39,751
Toro Co.	5,140	309,685
		349,436
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,000	270,420
NiSource, Inc.	6,600	173,448
		443,868
Gold Mining — 0.0%
Royal Gold, Inc.	649	60,253
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,200	78,348
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,000	103,160
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,120	53,816
Hotels/Motels — 1.9%
Choice Hotels International, Inc.	2,638	199,433

4

Extended Stay America, Inc.	8,145	176,013
Hilton Grand Vacations, Inc.†	19,431	674,256
Hilton Worldwide Holdings, Inc.	37,996	3,007,763
Wyndham Hotels & Resorts, Inc.	2,367	139,251
Wyndham Worldwide Corp.†	2,367	104,787
		4,301,503
Human Resources — 0.2%
Ceridian HCM Holding, Inc.†	571	18,951
ManpowerGroup, Inc.	1,300	111,878
Robert Half International, Inc.	5,208	339,041
		469,870
Industrial Automated/Robotic — 1.3%
Cognex Corp.	6,999	312,226
Nordson Corp.	2,508	322,052
Rockwell Automation, Inc.	13,553	2,252,915
		2,887,193
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,100	171,303
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,193	690,306
Instruments-Scientific — 0.2%
Waters Corp.†	1,746	338,008
Insurance Brokers — 0.2%
Brown & Brown, Inc.	317	8,790
Willis Towers Watson PLC	2,700	409,320
		418,110
Insurance-Multi-line — 0.1%
Assurant, Inc.	1,700	175,933
Voya Financial, Inc.	290	13,630
		189,563
Insurance-Property/Casualty — 0.4%
Alleghany Corp.	41	23,574
Arch Capital Group, Ltd.†	1,489	39,399
Erie Indemnity Co., Class A	454	53,236
Markel Corp.†	29	31,446
Progressive Corp.	10,300	609,245
XL Group, Ltd.	2,181	122,027
		878,927
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,214	123,142
Everest Re Group, Ltd.	387	89,196
RenaissanceRe Holdings, Ltd.	84	10,107
		222,445
Internet Application Software — 0.3%
Okta, Inc.†	8,433	424,770
Zendesk, Inc.†	4,784	260,680
		685,450
Internet Content-Entertainment — 0.3%
Twitter, Inc.†	17,123	747,761
Internet Content-Information/News — 0.6%
Spotify Technology SA†	8,209	1,381,082
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,478	254,881
Internet Security — 0.7%
FireEye, Inc.†	3,024	46,539
Palo Alto Networks, Inc.†	3,944	810,374
Proofpoint, Inc.†	2,916	336,244
Symantec Corp.	16,400	338,660
		1,531,817
Internet Telephone — 0.1%
RingCentral, Inc., Class A†	1,607	113,052
Twilio, Inc., Class A†	3,031	169,797
		282,849
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	566	79,172
Eaton Vance Corp.	2,797	145,975
Invesco, Ltd.	2,767	73,492
T. Rowe Price Group, Inc.	5,313	616,786
		915,425
Lasers-System/Components — 0.5%
Coherent, Inc.†	2,209	345,532
II-VI, Inc.†	18,947	823,247
		1,168,779
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	560	64,887
Universal Display Corp.	1,028	88,408
		153,295
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,522	133,571
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,906	305,742
Machinery-General Industrial — 1.6%
IDEX Corp.	10,220	1,394,826
Middleby Corp.†	2,377	248,206
Roper Technologies, Inc.	1,573	434,006
Wabtec Corp.	2,948	290,614
Welbilt, Inc.†	3,145	70,165
Zebra Technologies Corp., Class A†	7,007	1,003,753
		3,441,570
Machinery-Pumps — 0.4%
Flowserve Corp.	2,300	92,920
Gardner Denver Holdings, Inc.†	846	24,864
Graco, Inc.	8,400	379,848
Xylem, Inc.	4,423	298,022
		795,654
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,467	233,459
Cerner Corp.†	7,028	420,204
Medidata Solutions, Inc.†	2,100	169,176
		822,839
Medical Instruments — 1.4%
Bio-Techne Corp.	899	133,007
Bruker Corp.	4,581	133,032
Edwards Lifesciences Corp.†	16,544	2,408,310
Integra LifeSciences Holdings Corp.†	1,356	87,340

5

Teleflex, Inc.	1,510	404,997
		3,166,686
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	820	92,053
IQVIA Holdings, Inc.†	1,900	189,658
Laboratory Corp. of America Holdings†	146	26,212
		307,923
Medical Products — 1.6%
ABIOMED, Inc.†	1,021	417,640
Baxter International, Inc.	16,560	1,222,790
Cantel Medical Corp.	890	87,540
Cooper Cos., Inc.	2,486	585,329
Henry Schein, Inc.†	3,345	242,981
Hill-Rom Holdings, Inc.	1,038	90,659
Hologic, Inc.†	11,800	469,050
Penumbra, Inc.†	741	102,369
Varian Medical Systems, Inc.†	2,212	251,549
West Pharmaceutical Services, Inc.	1,808	179,516
		3,649,423
Medical-Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	1,200	148,980
Alnylam Pharmaceuticals, Inc.†	4,511	444,288
BioMarin Pharmaceutical, Inc.†	8,870	835,554
Bluebird Bio, Inc.†	1,633	256,299
Blueprint Medicines Corp.†	600	38,088
Exact Sciences Corp.†	39,856	2,382,990
Exelixis, Inc.†	16,092	346,300
FibroGen, Inc.†	1,100	68,860
Illumina, Inc.†	1,473	411,394
Incyte Corp.†	8,144	545,648
Ionis Pharmaceuticals, Inc.†	18,856	785,730
Sage Therapeutics, Inc.†	6,663	1,042,960
Seattle Genetics, Inc.†	12,601	836,580
Ultragenyx Pharmaceutical, Inc.†	1,000	76,870
		8,220,541
Medical-Drugs — 0.8%
Alkermes PLC†	8,120	334,219
Ironwood Pharmaceuticals, Inc.†	6,600	126,192
Jazz Pharmaceuticals PLC†	2,306	397,324
Madrigal Pharmaceuticals, Inc.†	236	66,007
Ono Pharmaceutical Co., Ltd.	12,900	302,590
PRA Health Sciences, Inc.†	1,221	113,992
TESARO, Inc.†	2,080	92,498
Zoetis, Inc.	3,800	323,722
		1,756,544
Medical-HMO — 0.8%
Centene Corp.†	7,425	914,834
Molina Healthcare, Inc.†	3,656	358,069
WellCare Health Plans, Inc.†	2,006	493,957
		1,766,860
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	157,340
Envision Healthcare Corp.†	568	24,998
Universal Health Services, Inc., Class B	1,300	144,872
		327,210
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	375	120,679
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,872	500,705
Premier, Inc., Class A†	412	14,989
		515,694
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	87	2,160
Lions Gate Entertainment Corp., Class B	170	3,988
		6,148
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	409	31,980
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,566	310,225
Networking Products — 0.2%
Arista Networks, Inc.†	1,376	354,306
LogMeIn, Inc.	822	84,872
		439,178
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	346	23,653
Waste Connections, Inc.	5,223	393,187
		416,840
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,121	216,554
Oil Companies-Exploration & Production — 1.3%
Antero Resources Corp.†	3,111	66,420
Apache Corp.	582	27,209
Cabot Oil & Gas Corp.	13,536	322,157
Centennial Resource Development, Inc., Class A†	8,374	151,235
Cimarex Energy Co.	884	89,938
Concho Resources, Inc.†	1,000	138,350
Continental Resources, Inc.†	1,019	65,990
Diamondback Energy, Inc.	1,821	239,589
Jagged Peak Energy, Inc.†	12,000	156,240
Kosmos Energy, Ltd.†	1,108	9,163
Newfield Exploration Co.†	1,753	53,028
Parsley Energy, Inc., Class A†	4,339	131,385
RSP Permian, Inc.†	5,019	220,936
Venture Global LNG, Inc., Series B†(1)(2)(3)	3	15,195
Venture Global LNG, Inc., Series C†(1)(2)(3)	42	212,730
WPX Energy, Inc.†	48,132	867,820
		2,767,385
Oil-Field Services — 0.0%
Oceaneering International, Inc.	3,300	84,018
RPC, Inc.	506	7,372
		91,390
Paper & Related Products — 0.1%
International Paper Co.	4,332	225,611
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	16,931	1,450,987

6

Masimo Corp.†	1,090	106,438
		1,557,425
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	2,368	160,361
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,515	229,143
ONEOK, Inc.	4,106	286,722
		515,865
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,600	134,498
Hubbell, Inc.	3,594	380,030
		514,528
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	134,566
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	45	13,959
Radio — 0.1%
Sirius XM Holdings, Inc.	31,114	210,642
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc.	195	24,603
American Campus Communities, Inc.	3,073	131,770
Colony Capital, Inc.	636	3,969
CoreSite Realty Corp.	825	91,427
CubeSmart	4,000	128,880
Equinix, Inc.	306	131,546
Equity LifeStyle Properties, Inc.	2,047	188,119
Extra Space Storage, Inc.	2,558	255,314
Federal Realty Investment Trust	800	101,240
Gaming and Leisure Properties, Inc.	1,755	62,829
Hudson Pacific Properties, Inc.	458	16,227
Iron Mountain, Inc.	4,800	168,048
Lamar Advertising Co., Class A	1,827	124,802
Life Storage, Inc.	62	6,033
MGM Growth Properties LLC, Class A	6,500	197,990
Omega Healthcare Investors, Inc.	393	12,183
SBA Communications Corp.†	6,356	1,049,503
SL Green Realty Corp.	1,000	100,530
Taubman Centers, Inc.	1,432	84,144
VEREIT, Inc.	8,901	66,224
		2,945,381
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,697	176,495
Jones Lang LaSalle, Inc.	1,100	182,589
WeWork Cos., Inc., Class A†(1)(2)(3)	1,550	71,067
		430,151
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	380	50,350
Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	32,930	1,446,944
Recreational Vehicles — 0.5%
Brunswick Corp.	203	13,089
Polaris Industries, Inc.	9,766	1,193,210
		1,206,299
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	2,019	298,045
Resorts/Theme Parks — 1.1%
Marriott Vacations Worldwide Corp.	6,688	755,477
Six Flags Entertainment Corp.	1,726	120,906
Vail Resorts, Inc.	5,548	1,521,206
		2,397,589
Respiratory Products — 0.2%
ResMed, Inc.	3,401	352,276
Retail-Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	4,813	724,501
Gap, Inc.	328	10,624
L Brands, Inc.	1,055	38,908
lululemon athletica, Inc.†	3,973	496,029
Ross Stores, Inc.	17,065	1,446,259
Tapestry, Inc.	9,173	428,471
Urban Outfitters, Inc.†	1,785	79,522
		3,224,314
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,713	90,348
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	522	70,835
AutoZone, Inc.†	770	516,616
O’Reilly Automotive, Inc.†	3,320	908,253
		1,495,704
Retail-Automobile — 0.5%
CarMax, Inc.†	6,699	488,156
Copart, Inc.†	10,102	571,369
		1,059,525
Retail-Building Products — 0.8%
Floor & Decor Holdings, Inc., Class A†	34,479	1,700,849
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	488	41,407
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,492	111,273
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,500	157,620
Retail-Discount — 1.8%
Dollar General Corp.	13,408	1,322,029
Dollar Tree, Inc.†	31,132	2,646,220
		3,968,249
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,051	386,351
Retail-Jewelry — 0.5%
Tiffany & Co.	8,774	1,154,658
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,956	120,059
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,846	147,366
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	1,700	166,107
PriceSmart, Inc.	800	72,400
		238,507

7

Retail-Perfume & Cosmetics — 0.3%
ULTA Beauty, Inc.†	2,645	617,502
Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	589	254,077
Darden Restaurants, Inc.	1,511	161,768
Domino’s Pizza, Inc.	2,116	597,072
Dunkin’ Brands Group, Inc.	7,902	545,791
Papa John’s International, Inc.	2,100	106,512
Restaurant Brands International LP	20	1,193
Restaurant Brands International, Inc.	3,400	205,020
Wendy’s Co.	4,548	78,134
Yum China Holdings, Inc.	6,452	248,144
Yum! Brands, Inc.	3,200	250,304
		2,448,015
Schools — 0.3%
Bright Horizons Family Solutions, Inc.†	2,768	283,775
Grand Canyon Education, Inc.†	2,441	272,440
		556,215
Security Services — 0.4%
Brink’s Co.	11,048	881,078
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	1,412	135,439
Cypress Semiconductor Corp.	5,978	93,137
Integrated Device Technology, Inc.†	3,700	117,956
Marvell Technology Group, Ltd.	19,964	428,028
Maxim Integrated Products, Inc.	16,833	987,424
		1,761,984
Semiconductor Equipment — 1.6%
Entegris, Inc.	7,200	244,080
KLA-Tencor Corp.	7,774	797,068
Lam Research Corp.	4,818	832,791
MKS Instruments, Inc.	1,308	125,176
Teradyne, Inc.	40,665	1,548,117
		3,547,232
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,204	477,805
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,814	681,192
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	165,825
Steel-Producers — 0.0%
Steel Dynamics, Inc.	837	38,460
Telecom Services — 0.0%
Switch, Inc., Class A	864	10,515
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	8,908	324,964
Television — 0.2%
AMC Networks, Inc., Class A†	1,071	66,616
CBS Corp., Class B	7,973	448,242
		514,858
Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.†	5,325	1,140,988
Theaters — 0.1%
Live Nation Entertainment, Inc.†	3,336	162,030
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	1,943	163,659
Neurocrine Biosciences, Inc.†	4,737	465,363
Sarepta Therapeutics, Inc.†	2,296	303,485
		932,507
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,500	241,080
Toys — 0.1%
Hasbro, Inc.	2,167	200,036
Mattel, Inc.	1,839	30,196
		230,232
Transport-Marine — 0.0%
Kirby Corp.†	900	75,240
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	2,304	187,361
Kansas City Southern	2,400	254,304
		441,665
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,744	480,543
Expeditors International of Washington, Inc.	5,812	424,857
		905,400
Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	10,271	1,248,440
Knight-Swift Transportation Holdings, Inc.	692	26,441
Landstar System, Inc.	1,812	197,871
Old Dominion Freight Line, Inc.	2,693	401,149
Schneider National, Inc., Class B	4,724	129,957
XPO Logistics, Inc.†	2,878	288,318
		2,292,176
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	500	26,860
Water — 0.1%
American Water Works Co., Inc.	2,436	207,986
Web Hosting/Design — 0.9%
GoDaddy, Inc., Class A†	17,442	1,231,405
Shopify, Inc., Class A†	800	116,712
VeriSign, Inc.†	4,947	679,817
		2,027,934
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,743	319,203
Ubiquiti Networks, Inc.†	465	39,395
		358,598
Total Common Stocks (cost $161,951,978)		213,112,759
CONVERTIBLE PREFERRED SECURITIES — 1.1%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	36,540
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	134,298

8

Tanium, Inc., Series G†(1)(2)(3)	32,619	221,483
		355,781
E-Commerce/Products — 0.1%
One Kings Lane Inc., Escrow Shares†(1)(3)	11,800	2,124
The Honest Co., Inc., Series C†(1)(2)(3)	4,317	131,755
		133,879
E-Commerce/Services — 0.6%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	230,296
Airbnb, Inc., Series E†(1)(2)(3)	2,711	298,580
Uber Technologies, Inc., Series D†(1)(2)(3)	22,395	895,800
		1,424,676
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	164,510
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	129,251
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	97,202
		390,963
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	19,490	124,346
Total Convertible Preferred Securities (cost $1,466,294)		2,466,185
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Growth Index Fund
(cost $5,280,258)	17,254	2,186,599
Total Long-Term Investment Securities (cost $168,698,530)		217,765,543
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(5)	86,809	86,809
T. Rowe Price Government Reserve Fund 1.91%(5)	1,014	1,014
		87,823
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.83% due 08/23/2018(6)	$100,000	99,737
Total Short-Term Investment Securities (cost $187,556)		187,480

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, date 06/29/2018, to be repurchased 07/02/2018 in the amount of $188,005, collateralized by $200,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $191,895.	188,000	188,000
Bank of America Securities LLC Joint Repurchase Agreement(4)	830,000	830,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	190,000	190,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,090,000	1,090,000
Deutsche Bank AG Joint Repurchase Agreement(4)	590,000	590,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	1,295,000	1,295,000
Total Repurchase Agreements (cost $4,183,000)		4,183,000
TOTAL INVESTMENTS (cost $173,069,086)	100.1%	222,136,103
Liabilities in excess of other assets	(0.1)	(326,059)
NET ASSETS	100.0%	$221,810,044

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks

DraftKings, Inc.
	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	139,443	1.86	0.06

Dropbox, Inc.
Class A	03/23/2018	753	15,813	24,412	32.42	0.01

Venture Global LNG, Inc.
Series B	03/09/2018	3	9,060	15,195	5,065.00	0.01

Venture Global LNG, Inc.	10/16/2017	39	147,069
Series C	03/09/2018	3	9,060
		42	156,129	212,730	5,065.00	0.10

WeWork Cos., Inc.
Class A	12/09/2014	28	466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	71,067	45.85	0.03

Zuora, Inc.,
Class B	01/15/2015	17,835	135,525	485,112	27.20	0.22

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	230,296	110.14	0.10

Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	298,580	110.14	0.13

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	131,755	30.52	0.06

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	134,298	27.00	0.06

Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	36,540	5.80	0.02

Pinterest, Inc.,
Series G	03/19/2015	19,490	139,921	124,346	6.38	0.06

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	221,483	6.79	0.10

Uber Technologies, Inc.,
Series D	06/05/2014	22,395	347,415	895,800	40.00	0.40

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	164,510	45.85	0.07

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	129,251	45.85	0.06

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	97,202	45.85	0.05

				$3,412,020		1.54%

(3)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $3,704,503 representing 1.7% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	The rate shown is the 7-day yield as of June 30, 2018.

9

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P 400 E-Mini Index	September 2018	$401,384	$391,220	$(10,164)

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$2,047,457	$769,664	$—	$2,817,121
Electronic Forms	—	—	5,807	5,807
Entertainment Software	684,521	—	139,443	823,964
Oil Companies-Exploration & Production	2,539,460	—	227,925	2,767,385
Real Estate Management/Services	359,084	—	71,067	430,151
Other Industries	206,268,331	—	—	206,268,331
Convertible Preferred Securities	—	—	2,466,185	2,466,185
Exchange-Traded Funds	2,186,599	—	—	2,186,599
Short-Term Investment Securities
Registered Investment Companies	87,823	—	—	87,823
U.S. Government Treasuries	—	99,737	—	99,737
Repurchase Agreements	—	4,183,000	—	4,183,000
Total Investments at Value	$214,173,275	$5,052,401	$2,910,427	$222,136,103

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,164	$—	$—	10,164

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period.

There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$339,384	$2,592,716
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	35,425
Realized Loss	(29,494)	—
Change in unrealized appreciation(1)	154,914	175,876
Change in unrealized depreciation(1)	—	(94,547)
Net purchases	—	—
Net sales	(20,562)	(243,285)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2018	$444,242	$2,466,185

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$137,566	$175,038

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2018.

Description	Value at June 30, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$139,443	Market Approach	2020 Estimated Revenue Multiple*	2.68x
			Discount for Lack of Marketability	10.0%

	$71,067	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100

	$227,925	Market Approach	Market Transaction Price*	$5,065.00

	$5,807	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$1,251,581	Market Approach	Market Transaction Price*	$6.79 - $40.00 ($24.5967)

	$390,963	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100

	$528,877	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.4x
			2021 Estimated Revenue Multiple*	4.5x
			2020 Estimated Gross Profit Multiple*	7.3x
			2021 Estimated Gross Profit Multiple*	5.8x
			2022 Estimated Revenue Multiple*	6.5x
			Discount for Lack of Marketability	10.0%

	$131,755	Market Approach with	Valuation Based on Series E Offering*	$22.1000
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%

	$36,540	Market Approach with	Last Twelve Months Revenue Multiple*	1.08x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	61.6%
			Term to liquidity event in years	3.00
			Risk-free rate	2.60%

	$124,346	Market Approach with	Next Twelve Months Revenue Multiple*	6.9x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years	2.51
			Risk-free rate	2.56%

	$2,124	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.2%
Advanced Materials — 0.0%
Hexcel Corp.	1,313	$87,157
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	33,487	784,935
Omnicom Group, Inc.	1,424	108,609
		893,544
Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	2,645	356,229
Teledyne Technologies, Inc.†	658	130,981
		487,210
Aerospace/Defense-Equipment — 1.0%
Arconic, Inc.	8,058	137,067
Cobham PLC†	183,006	310,718
Curtiss-Wright Corp.	755	89,860
Harris Corp.	4,565	659,825
L3 Technologies, Inc.	6,338	1,218,924
		2,416,394
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	8,235	365,634
Mosaic Co.	6,540	183,447
		549,081
Agricultural Operations — 1.7%
Archer-Daniels-Midland Co.	43,745	2,004,833
Bunge, Ltd.	31,240	2,177,741
		4,182,574
Airlines — 0.8%
Alaska Air Group, Inc.	7,474	451,355
American Airlines Group, Inc.	7,824	296,999
Copa Holdings SA, Class A	582	55,069
Delta Air Lines, Inc.	14,307	708,769
JetBlue Airways Corp.†	5,891	111,811
United Continental Holdings, Inc.†	4,635	323,198
		1,947,201
Apparel Manufacturers — 1.1%
Columbia Sportswear Co.	499	45,644
Hanesbrands, Inc.	30,308	667,382
Michael Kors Holdings, Ltd.†	1,230	81,918
PVH Corp.	5,686	851,308
Ralph Lauren Corp.	6,865	863,068
Under Armour, Inc., Class A†	834	18,748
Under Armour, Inc., Class C†	852	17,960
VF Corp.	1,387	113,068
		2,659,096
Appliances — 0.3%
Whirlpool Corp.	5,635	824,006
Applications Software — 0.0%
Nuance Communications, Inc.†	5,475	76,020
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,397	396,358
Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC	10,211	502,279
Aptiv PLC	651	59,651
BorgWarner, Inc.	3,895	168,108
Lear Corp.	1,104	205,134
Visteon Corp.†	202	26,107
		961,279
Banks-Commercial — 3.0%
Associated Banc-Corp.	3,149	85,968
Bank of Hawaii Corp.	776	64,734
Bank of the Ozarks	2,259	101,745
BankUnited, Inc.	1,936	79,086
BOK Financial Corp.	483	45,407
CIT Group, Inc.	2,367	119,320
Citizens Financial Group, Inc.	28,440	1,106,316
Commerce Bancshares, Inc.	1,767	114,343
Cullen/Frost Bankers, Inc.	1,064	115,167
East West Bancorp, Inc.	2,487	162,152
First Citizens BancShares, Inc., Class A	147	59,285
First Hawaiian, Inc.	1,276	37,029
First Horizon National Corp.	6,032	107,611
First Republic Bank	2,990	289,402
FNB Corp.	6,011	80,668
M&T Bank Corp.	6,986	1,188,668
PacWest Bancorp	2,333	115,297
Pinnacle Financial Partners, Inc.	793	48,651
Popular, Inc.	13,976	631,855
Prosperity Bancshares, Inc.	1,239	84,698
Regions Financial Corp.	20,920	371,958
Signature Bank†	3,048	389,778
SVB Financial Group†	227	65,548
Synovus Financial Corp.	2,012	106,294
TCF Financial Corp.	3,069	75,559
Texas Capital Bancshares, Inc.†	337	30,835
Umpqua Holdings Corp.	4,081	92,190
Webster Financial Corp.	1,701	108,354
Westamerica Bancorporation	10,800	610,308
Western Alliance Bancorp†	726	41,099
Wintrust Financial Corp.	9,544	830,805
Zions Bancorporation	3,623	190,896
		7,551,026
Banks-Fiduciary — 0.9%
Northern Trust Corp.	22,849	2,350,934
Banks-Super Regional — 3.2%
Comerica, Inc.	13,208	1,200,871
Fifth Third Bancorp	89,017	2,554,788
Huntington Bancshares, Inc.	88,066	1,299,854
KeyCorp	75,521	1,475,680
SunTrust Banks, Inc.	23,635	1,560,383
		8,091,576
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	467	29,402
Beverages-Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	15,463	628,416
Brewery — 0.7%
Carlsberg A/S, Class B	10,315	1,215,175
Molson Coors Brewing Co., Class B	9,107	619,640
		1,834,815
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,865	78,788
Discovery Communications, Inc., Class C†	6,428	163,914
		242,702

1

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	1,584	85,045
Owens Corning	12,204	773,368
USG Corp.†	1,518	65,456
		923,869
Building & Construction-Misc. — 0.0%
nVent Electric PLC†	2,996	75,200
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	43	8,606
Building Products-Cement — 0.5%
Eagle Materials, Inc.	106	11,127
Martin Marietta Materials, Inc.	97	21,663
Vulcan Materials Co.	9,507	1,226,973
		1,259,763
Building Products-Wood — 0.0%
Masco Corp.	1,828	68,404
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	163	15,875
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,652	108,732
Lennar Corp., Class A	2,447	128,467
Lennar Corp., Class B	135	5,763
PulteGroup, Inc.	3,294	94,703
Toll Brothers, Inc.	8,429	311,789
		649,454
Cable/Satellite TV — 0.2%
Altice USA, Inc., Class A	13,544	231,061
DISH Network Corp., Class A†	4,135	138,977
Liberty Broadband Corp., Class A†	475	35,929
Liberty Broadband Corp., Class C†	1,938	146,745
		552,712
Casino Hotels — 0.2%
Caesars Entertainment Corp.†	11,061	118,353
MGM Resorts International	8,815	255,899
		374,252
Cellular Telecom — 0.0%
Sprint Corp.†	11,997	65,264
United States Cellular Corp.†	241	8,926
		74,190
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	7,845	871,266
Eastman Chemical Co.	10,886	1,088,164
FMC Corp.	5,281	471,118
Huntsman Corp.	4,062	118,610
Olin Corp.	3,107	89,233
PPG Industries, Inc.	5,720	593,336
Westlake Chemical Corp.	52	5,597
		3,237,324
Chemicals-Specialty — 0.6%
Albemarle Corp.	2,052	193,565
Ashland Global Holdings, Inc.	1,160	90,689
Brenntag AG	5,644	314,526
Cabot Corp.	1,129	69,738
International Flavors & Fragrances, Inc.	849	105,242
NewMarket Corp.	9	3,641
Platform Specialty Products Corp.†	2,066	23,966
Univar, Inc.†	21,368	560,696
Valvoline, Inc.	3,644	78,601
W.R. Grace & Co.	317	23,239
		1,463,903
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	19,908	603,412
RPM International, Inc.	15,617	910,783
		1,514,195
Commercial Services — 0.4%
Cintas Corp.	3,421	633,125
CoreLogic, Inc.†	567	29,427
Macquarie Infrastructure Corp.	1,480	62,456
Nielsen Holdings PLC	6,642	205,437
Quanta Services, Inc.†	1,976	65,998
		996,443
Commercial Services-Finance — 0.7%
Equifax, Inc.	1,623	203,053
Euronet Worldwide, Inc.†	456	38,199
Global Payments, Inc.	5,006	558,119
H&R Block, Inc.	3,193	72,737
IHS Markit, Ltd.†	7,254	374,234
Sabre Corp.	859	21,166
Western Union Co.	6,214	126,331
Worldpay, Inc., Class A†	4,957	405,383
		1,799,222
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	72	6,677
Autodesk, Inc.†	654	85,733
Synopsys, Inc.†	2,497	213,668
		306,078
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	5,350	522,588
Computer Services — 1.0%
Amdocs, Ltd.	15,179	1,004,698
Conduent, Inc.†	3,547	64,449
Dell Technologies, Inc., Class V†	3,453	292,055
DXC Technology Co.	5,319	428,765
Genpact, Ltd.	1,769	51,177
Leidos Holdings, Inc.	11,651	687,409
Teradata Corp.†	655	26,298
		2,554,851
Computer Software — 0.0%
Akamai Technologies, Inc.†	195	14,280
SS&C Technologies Holdings, Inc.	265	13,753
		28,033
Computers-Integrated Systems — 0.2%
NCR Corp.†	16,047	481,089

2

Computers-Memory Devices — 0.2%
Western Digital Corp.	5,584	432,257
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	135	5,904
Consumer Products-Misc. — 0.3%
Clorox Co.	314	42,468
Kimberly-Clark Corp.	5,200	547,768
Spectrum Brands Holdings, Inc.	409	33,383
		623,619
Containers-Metal/Glass — 0.1%
Ball Corp.	6,406	227,733
Owens-Illinois, Inc.†	3,011	50,615
Silgan Holdings, Inc.	955	25,623
		303,971
Containers-Paper/Plastic — 1.0%
Ardagh Group SA	344	5,717
Bemis Co., Inc.	1,686	71,166
Berry Global Group, Inc.†	14,999	689,054
Graphic Packaging Holding Co.	43,394	629,647
Sealed Air Corp.	12,587	534,318
Sonoco Products Co.	1,831	96,128
WestRock Co.	6,634	378,271
		2,404,301
Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	33,516	472,576
Edgewell Personal Care Co.†	18,300	923,418
		1,395,994
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	3,821	180,542
Royal Caribbean Cruises, Ltd.	7,968	825,485
		1,006,027
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	390	47,834
Fidelity National Information Services, Inc.	14,802	1,569,456
First Data Corp., Class A†	32,913	688,869
		2,306,159
Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	11,479	502,436
Patterson Cos., Inc.	48,200	1,092,694
		1,595,130
Diagnostic Kits — 0.1%
QIAGEN NV†	4,128	149,268
Dialysis Centers — 0.0%
DaVita, Inc.†	1,212	84,161
Disposable Medical Products — 0.4%
STERIS PLC	8,918	936,479
Distribution/Wholesale — 0.5%
HD Supply Holdings, Inc.†	23,172	993,847
KAR Auction Services, Inc.	160	8,768
LKQ Corp.†	4,788	152,737
Watsco, Inc.	117	20,859
WESCO International, Inc.†	874	49,905
		1,226,116
Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	1,109	120,116
Colfax Corp.†	1,660	50,879
Crane Co.	931	74,601
Dover Corp.	2,825	206,790
Eaton Corp. PLC	9,962	744,560
Ingersoll-Rand PLC	2,118	190,048
ITT, Inc.	12,262	640,935
Parker-Hannifin Corp.	2,026	315,752
Pentair PLC	2,997	126,114
Textron, Inc.	44,577	2,938,070
Trinity Industries, Inc.	2,739	93,838
		5,501,703
Drug Delivery Systems — 0.2%
Catalent, Inc.†	1,898	79,507
DexCom, Inc.†	3,288	312,294
		391,801
E-Commerce/Services — 0.0%
Zillow Group, Inc., Class A†	286	17,089
Zillow Group, Inc., Class C†	586	34,609
		51,698
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,437	248,014
Littelfuse, Inc.	76	17,342
		265,356
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	8,042	222,844
PPL Corp.	13,053	372,663
Sempra Energy	10,390	1,206,383
		1,801,890
Electric-Integrated — 6.3%
AES Corp.	47,343	634,870
Alliant Energy Corp.	4,313	182,526
Ameren Corp.	4,531	275,711
Avangrid, Inc.	1,045	55,312
CMS Energy Corp.	21,204	1,002,525
Consolidated Edison, Inc.	5,803	452,518
DTE Energy Co.	10,768	1,115,888
Edison International	5,921	374,622
Entergy Corp.	8,069	651,895
Evergy, Inc.	5,046	283,333
Eversource Energy	17,681	1,036,283
FirstEnergy Corp.	86,605	3,109,986
Hawaiian Electric Industries, Inc.	2,015	69,114
MDU Resources Group, Inc.	3,612	103,592
OGE Energy Corp.	3,714	130,770
PG&E Corp.	39,034	1,661,287
Pinnacle West Capital Corp.	10,605	854,339
Public Service Enterprise Group, Inc.	26,427	1,430,758
SCANA Corp.	14,154	545,212
Southern Co.	14,908	690,389
WEC Energy Group, Inc.	14,619	945,118
Xcel Energy, Inc.	9,480	433,046
		16,039,094

3

Electronic Components-Misc. — 0.7%
AVX Corp.	29,171	457,109
Corning, Inc.	15,236	419,142
Garmin, Ltd.	2,121	129,381
Gentex Corp.	1,640	37,753
Jabil, Inc.	3,118	86,244
Sensata Technologies Holding PLC†	12,998	618,445
		1,748,074
Electronic Components-Semiconductors — 0.1%
Qorvo, Inc.†	2,353	188,640
Skyworks Solutions, Inc.	989	95,587
		284,227
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,769	519,556
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	6,008	371,535
FLIR Systems, Inc.	2,278	118,388
Fortive Corp.	470	36,242
Keysight Technologies, Inc.†	15,517	915,968
National Instruments Corp.	13,187	553,590
Trimble, Inc.†	4,645	152,542
		2,148,265
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,620	121,954
Avnet, Inc.	2,181	93,543
		215,497
Electronic Security Devices — 0.0%
ADT, Inc.	1,965	16,997
Allegion PLC	304	23,518
		40,515
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,526	80,359
Engineering/R&D Services — 0.4%
AECOM†	2,973	98,198
Fluor Corp.	2,612	127,414
Jacobs Engineering Group, Inc.	2,375	150,789
KBR, Inc.	29,046	520,504
		896,905
Engines-Internal Combustion — 0.3%
Cummins, Inc.	1,818	241,794
Gates Industrial Corp. PLC†	25,427	413,697
		655,491
Enterprise Software/Service — 0.2%
CA, Inc.	5,846	208,410
Verint Systems, Inc.†	6,226	276,123
		484,533
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	856	101,316
Zynga, Inc., Class A†	14,244	57,973
		159,289
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	162	7,309
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	26,526	696,838
Credit Acceptance Corp.†	17	6,008
Santander Consumer USA Holdings, Inc.	1,874	35,775
		738,621
Finance-Consumer Loans — 0.6%
Navient Corp.	4,867	63,417
OneMain Holdings, Inc.†	1,321	43,976
SLM Corp.†	8,102	92,768
Synchrony Financial	41,685	1,391,445
		1,591,606
Finance-Credit Card — 0.4%
Discover Financial Services	14,714	1,036,013
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	3,811	233,081
Interactive Brokers Group, Inc., Class A	118	7,601
Lazard, Ltd., Class A	188	9,195
Raymond James Financial, Inc.	10,052	898,146
TD Ameritrade Holding Corp.	12,629	691,690
		1,839,713
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,672	70,174
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	4,919	185,053
Finance-Other Services — 0.6%
BGC Partners, Inc., Class A	4,876	55,196
CBOE Holdings, Inc.	152	15,819
Nasdaq, Inc.	15,001	1,369,141
		1,440,156
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,056	73,461
Food-Baking — 0.6%
Flowers Foods, Inc.	71,939	1,498,489
Food-Catering — 0.3%
Aramark	17,829	661,456
Food-Confectionery — 0.3%
Hershey Co.	235	21,869
Hostess Brands, Inc.†	5,137	69,863
J.M. Smucker Co.	6,895	741,075
		832,807
Food-Flour & Grain — 0.0%
Seaboard Corp.	5	19,814
Food-Meat Products — 0.5%
Hormel Foods Corp.	5,060	188,283
Tyson Foods, Inc., Class A	16,220	1,116,747
		1,305,030
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	11,823	479,305
Conagra Brands, Inc.	7,025	251,003

4

General Mills, Inc.	6,700	296,542
Hain Celestial Group, Inc.†	1,774	52,865
Ingredion, Inc.	1,340	148,338
Kellogg Co.	2,313	161,609
Lamb Weston Holdings, Inc.	2,728	186,895
McCormick & Co., Inc.	2,133	247,620
Pinnacle Foods, Inc.	10,277	668,622
Post Holdings, Inc.†	2,985	256,770
TreeHouse Foods, Inc.†	6,288	330,183
		3,079,752
Food-Retail — 1.0%
Kroger Co.	79,479	2,261,177
Tesco PLC	76,810	260,217
		2,521,394
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	10,100	689,729
US Foods Holding Corp.†	3,775	142,771
		832,500
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,306	39,193
Funeral Services & Related Items — 0.0%
Service Corp. International	1,745	62,454
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,732	40,252
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	380	31,601
Gas-Distribution — 0.6%
Atmos Energy Corp.	2,027	182,714
National Fuel Gas Co.	1,512	80,076
NiSource, Inc.	25,840	679,075
South Jersey Industries, Inc.	8,784	294,000
UGI Corp.	3,217	167,509
Vectren Corp.	1,550	110,748
		1,514,122
Gold Mining — 1.6%
Barrick Gold Corp.	45,700	600,041
Cia de Minas Buenaventura SAA ADR	26,300	358,469
Franco-Nevada Corp.	16,600	1,211,554
Newmont Mining Corp.	50,633	1,909,371
Royal Gold, Inc.	713	66,195
		4,145,630
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	13,167	731,427
Stericycle, Inc.†	1,543	100,742
		832,169
Home Decoration Products — 0.3%
Newell Brands, Inc.	28,089	724,415
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,440	108,922
Hotels/Motels — 0.3%
Extended Stay America, Inc.	1,409	30,448
Hilton Worldwide Holdings, Inc.	6,948	550,004
Hyatt Hotels Corp., Class A	846	65,269
		645,721
Human Resources — 0.0%
ManpowerGroup, Inc.	1,222	105,165
Independent Power Producers — 0.5%
NRG Energy, Inc.	15,959	489,941
Vistra Energy Corp.†	33,633	795,757
		1,285,698
Industrial Automated/Robotic — 0.0%
Nordson Corp.	71	9,117
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	8,125	594,994
Waters Corp.†	104	20,133
		615,127
Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	13,365	872,467
Brown & Brown, Inc.	38,102	1,056,568
Marsh & McLennan Cos., Inc.	10,200	836,094
Willis Towers Watson PLC	2,453	371,875
		3,137,004
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	16,013	702,010
Brighthouse Financial, Inc.†	16,027	642,202
Lincoln National Corp.	10,760	669,810
Principal Financial Group, Inc.	5,269	278,993
Torchmark Corp.	1,963	159,808
Unum Group	15,693	580,484
		3,033,307
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,337	143,500
American National Insurance Co.	138	16,503
Assurant, Inc.	7,878	815,294
Cincinnati Financial Corp.	2,861	191,287
CNA Financial Corp.	18,458	843,162
Hartford Financial Services Group, Inc.	28,476	1,455,978
Kemper Corp.	8,544	646,354
Loews Corp.	32,272	1,558,092
Old Republic International Corp.	5,274	105,005
Voya Financial, Inc.	18,719	879,793
		6,654,968
Insurance-Property/Casualty — 0.8%
Alleghany Corp.	243	139,718
Arch Capital Group, Ltd.†	6,066	160,506
Erie Indemnity Co., Class A	109	12,781
First American Financial Corp.	2,020	104,474
Hanover Insurance Group, Inc.	5,848	699,187
Markel Corp.†	231	250,485
Mercury General Corp.	509	23,190
Progressive Corp.	6,200	366,730
White Mountains Insurance Group, Ltd.	57	51,677
WR Berkley Corp.	1,769	128,093
XL Group, Ltd.	3,025	169,249
		2,106,090
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,100	44,770

5

Axis Capital Holdings, Ltd.	3,463	192,612
Everest Re Group, Ltd.	3,058	704,808
Reinsurance Group of America, Inc.	1,201	160,310
RenaissanceRe Holdings, Ltd.	676	81,336
		1,183,836
Internet Security — 0.1%
FireEye, Inc.†	1,178	18,130
Symantec Corp.	11,534	238,177
		256,307
Investment Companies — 0.8%
Groupe Bruxelles Lambert SA	1,887	199,033
Jefferies Financial Group, Inc.	57,679	1,311,620
Pargesa Holding SA	4,531	384,790
		1,895,443
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	1,008	149,859
Ameriprise Financial, Inc.	2,256	315,569
AXA Equitable Holdings, Inc.†	2,564	52,844
Franklin Resources, Inc.	23,998	769,136
Invesco, Ltd.	32,894	873,665
Legg Mason, Inc.	1,559	54,144
T. Rowe Price Group, Inc.	308	35,756
Waddell & Reed Financial, Inc., Class A	5,200	93,444
		2,344,417
Lasers-System/Components — 0.0%
Coherent, Inc.†	130	20,335
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	758	87,829
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,370	96,338
Terex Corp.	1,266	53,413
		149,751
Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,962	569,492
Machinery-Farming — 0.3%
AGCO Corp.	12,475	757,482
Machinery-General Industrial — 0.4%
IDEX Corp.	86	11,737
Middleby Corp.†	421	43,961
Roper Technologies, Inc.	1,537	424,074
Wabtec Corp.	4,412	434,935
		914,707
Machinery-Pumps — 0.5%
Apergy Corp.†	1,445	60,329
Flowserve Corp.	2,436	98,414
Gardner Denver Holdings, Inc.†	1,328	39,030
Xylem, Inc.	15,072	1,015,551
		1,213,324
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	712	12,809
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,350	238,982
Medical Information Systems — 0.1%
Cerner Corp.†	3,266	195,274
Medical Instruments — 0.1%
Bruker Corp.	1,114	32,351
Integra LifeSciences Holdings Corp.†	305	19,645
Teleflex, Inc.	687	184,260
		236,256
Medical Labs & Testing Services — 0.6%
Charles River Laboratories International, Inc.†	249	27,953
IQVIA Holdings, Inc.†	3,035	302,953
Laboratory Corp. of America Holdings†	1,789	321,179
Quest Diagnostics, Inc.	8,453	929,323
		1,581,408
Medical Products — 2.3%
Baxter International, Inc.	22,100	1,631,864
Cooper Cos., Inc.	758	178,471
Henry Schein, Inc.†	8,336	605,527
Hill-Rom Holdings, Inc.	432	37,731
Hologic, Inc.†	31,255	1,242,386
West Pharmaceutical Services, Inc.	1,047	103,957
Zimmer Biomet Holdings, Inc.	17,740	1,976,946
		5,776,882
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	191	18,812
Bio-Rad Laboratories, Inc., Class A†	394	113,685
Bluebird Bio, Inc.†	291	45,672
Incyte Corp.†	5,300	355,100
Seattle Genetics, Inc.†	10,496	696,829
United Therapeutics Corp.†	799	90,407
		1,320,505
Medical-Drugs — 0.5%
Alkermes PLC†	18,800	773,808
Jazz Pharmaceuticals PLC†	89	15,335
Zoetis, Inc.	5,662	482,346
		1,271,489
Medical-Generic Drugs — 1.2%
Mylan NV†	27,332	987,779
Perrigo Co. PLC	17,707	1,291,017
Teva Pharmaceutical Industries, Ltd. ADR	26,100	634,752
		2,913,548
Medical-HMO — 0.0%
Centene Corp.†	439	54,089
Molina Healthcare, Inc.†	177	17,335
WellCare Health Plans, Inc.†	57	14,036
		85,460
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,611	65,906
Envision Healthcare Corp.†	1,795	78,998
LifePoint Health, Inc.†	7,384	360,339
Select Medical Holdings Corp.†	69,600	1,263,240
Universal Health Services, Inc., Class B	7,105	791,781
		2,560,264

6

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	6,380	544,022
Cardinal Health, Inc.	17,590	858,920
Premier, Inc., Class A†	15,278	555,814
		1,958,756
Metal Processors & Fabrication — 0.0%
Timken Co.	1,277	55,613
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,480	163,142
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	26,966	465,433
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,158	108,134
Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A	1,125	69,401
Lions Gate Entertainment Corp., Class A	850	21,097
Lions Gate Entertainment Corp., Class B	1,659	38,920
		129,418
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	13,587	571,741
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	708	55,359
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series A†	462	16,313
Liberty Media Corp. - Liberty Formula One, Series C†	3,675	136,453
Viacom, Inc., Class A	187	6,629
Viacom, Inc., Class B	36,981	1,115,347
		1,274,742
Networking Products — 0.0%
LogMeIn, Inc.	324	33,453
Non-Ferrous Metals — 0.3%
Cameco Corp.	63,300	712,125
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,829	261,750
Office Automation & Equipment — 0.2%
Xerox Corp.	24,550	589,200
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	1,977	126,054
Nabors Industries, Ltd.	6,352	40,716
Patterson-UTI Energy, Inc.	18,520	333,360
Transocean, Ltd.†	7,986	107,332
		607,462
Oil Companies-Exploration & Production — 5.6%
Antero Resources Corp.†	2,099	44,814
Apache Corp.	32,971	1,541,394
ARC Resources, Ltd.	24,700	255,145
Cabot Oil & Gas Corp.	28,086	668,447
Centennial Resource Development, Inc., Class A†	3,408	61,548
Chesapeake Energy Corp.†	16,743	87,733
Cimarex Energy Co.	1,532	155,866
CNX Resources Corp.†	3,993	70,995
Concho Resources, Inc.†	5,273	729,520
Continental Resources, Inc.†	843	54,593
Devon Energy Corp.	9,735	427,951
Diamondback Energy, Inc.	1,353	178,014
Energen Corp.†	12,361	900,128
EQT Corp.	53,061	2,927,906
Extraction Oil & Gas, Inc.†	2,059	30,247
Hess Corp.	53,256	3,562,294
Kosmos Energy, Ltd.†	3,568	29,507
Marathon Oil Corp.	15,857	330,777
Newfield Exploration Co.†	2,359	71,360
Noble Energy, Inc.	8,941	315,438
Parsley Energy, Inc., Class A†	1,480	44,814
PDC Energy, Inc.†	7,857	474,956
Pioneer Natural Resources Co.	4,216	797,836
QEP Resources, Inc.†	4,399	53,932
Range Resources Corp.	3,926	65,682
RSP Permian, Inc.†	1,249	54,981
SM Energy Co.	2,067	53,101
Whiting Petroleum Corp.†	1,670	88,042
WPX Energy, Inc.†	7,392	133,278
		14,210,299
Oil Companies-Integrated — 0.9%
Imperial Oil, Ltd.	35,300	1,173,725
Murphy Oil Corp.	30,555	1,031,842
		2,205,567
Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	21,428	264,636
National Oilwell Varco, Inc.	7,118	308,921
		573,557
Oil Refining & Marketing — 0.6%
Andeavor	9,365	1,228,501
HollyFrontier Corp.	3,016	206,385
PBF Energy, Inc., Class A	2,077	87,088
		1,521,974
Oil-Field Services — 0.6%
Frank’s International NV	75,899	592,012
NOW, Inc.†	21,889	291,780
Oil States International, Inc.†	12,539	402,502
RPC, Inc.	670	9,762
SEACOR Holdings, Inc.†	3,509	200,960
Weatherford International PLC†	18,543	61,007
		1,558,023
Paper & Related Products — 0.2%
Domtar Corp.	1,162	55,474
International Paper Co.	6,844	356,435
		411,909
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	12,070	522,390
Pipelines — 0.7%
Cheniere Energy, Inc.†	1,188	77,446
ONEOK, Inc.	4,476	312,559
Plains GP Holdings LP, Class A	31,037	742,094
Targa Resources Corp.	4,028	199,346

7

Pipelines (continued)
Williams Cos., Inc.	15,443	418,660
		1,750,105
Poultry — 0.0%
Pilgrim’s Pride Corp.†	985	19,828
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	329	34,788
Private Equity — 0.2%
Apollo Global Management LLC, Class A	16,704	532,357
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	309	95,849
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	825	51,480
Scholastic Corp.	4,900	217,119
		268,599
Publishing-Newspapers — 0.5%
News Corp., Class A	83,314	1,291,367
News Corp., Class B	2,258	35,789
		1,327,156
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,569	70,683
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,168	143,701
		214,384
Real Estate Investment Trusts — 8.6%
AGNC Investment Corp.	7,838	145,708
Alexandria Real Estate Equities, Inc.	1,747	220,419
American Campus Communities, Inc.	2,536	108,744
American Homes 4 Rent, Class A	4,814	106,775
Annaly Capital Management, Inc.	48,326	497,275
Apartment Investment & Management Co., Class A	2,907	122,966
Apple Hospitality REIT, Inc.	4,033	72,110
AvalonBay Communities, Inc.	2,573	442,273
Boston Properties, Inc.	2,878	360,959
Brandywine Realty Trust	3,270	55,198
Brixmor Property Group, Inc.	39,895	695,370
Camden Property Trust	1,653	150,638
Chimera Investment Corp.	3,468	63,395
Colony Capital, Inc.	8,578	53,527
Columbia Property Trust, Inc.	2,203	50,030
Corporate Office Properties Trust	1,901	55,110
CubeSmart	3,385	109,065
CyrusOne, Inc.	1,825	106,507
DCT Industrial Trust, Inc.	1,756	117,178
DDR Corp.	2,841	50,854
Digital Realty Trust, Inc.	3,830	427,351
Douglas Emmett, Inc.	2,990	120,138
Duke Realty Corp.	6,644	192,875
Empire State Realty Trust, Inc., Class A	2,509	42,904
EPR Properties	10,665	690,985
Equity Commonwealth†	39,786	1,253,259
Equity Residential	22,588	1,438,630
Essex Property Trust, Inc.	1,225	292,861
Extra Space Storage, Inc.	302	30,143
Federal Realty Investment Trust	1,357	171,728
Forest City Realty Trust, Inc., Class A	15,764	359,577
Gaming and Leisure Properties, Inc.	2,402	85,992
GGP, Inc.	11,585	236,682
HCP, Inc.	8,762	226,235
Healthcare Trust of America, Inc., Class A	3,797	102,367
Highwoods Properties, Inc.	1,893	96,032
Hospitality Properties Trust	3,030	86,688
Host Hotels & Resorts, Inc.	13,643	287,458
Hudson Pacific Properties, Inc.	2,517	89,177
Invitation Homes, Inc.	5,562	128,260
Iron Mountain, Inc.	5,289	185,168
JBG SMITH Properties	1,909	69,621
Kilroy Realty Corp.	1,804	136,455
Kimco Realty Corp.	7,572	128,648
Lamar Advertising Co., Class A	144	9,837
Liberty Property Trust	2,746	121,730
Life Storage, Inc.	10,951	1,065,642
Macerich Co.	2,533	143,950
Medical Properties Trust, Inc.	63,869	896,721
MFA Financial, Inc.	7,392	56,031
Mid-America Apartment Communities, Inc.	9,069	912,976
National Retail Properties, Inc.	2,851	125,330
New Residential Investment Corp.	6,220	108,788
Omega Healthcare Investors, Inc.	3,345	103,695
OUTFRONT Media, Inc.	2,580	50,181
Paramount Group, Inc.	3,860	59,444
Park Hotels & Resorts, Inc.	3,742	114,617
Rayonier, Inc.	39,401	1,524,425
Realty Income Corp.	5,299	285,033
Regency Centers Corp.	11,529	715,720
Retail Properties of America, Inc., Class A	4,080	52,142
Senior Housing Properties Trust	4,379	79,216
SL Green Realty Corp.	1,591	159,943
Spirit Realty Capital, Inc.	7,966	63,967
Starwood Property Trust, Inc.	4,754	103,209
STORE Capital Corp.	3,320	90,968
Sun Communities, Inc.	7,690	752,697
Taubman Centers, Inc.	800	47,008
Two Harbors Investment Corp.	3,231	51,050
UDR, Inc.	4,943	185,560
Uniti Group, Inc.†	3,070	61,492
Ventas, Inc.	6,633	377,749
VEREIT, Inc.	18,059	134,359
Vornado Realty Trust	3,211	237,357
Washington Prime Group, Inc.	27,870	226,026
Weingarten Realty Investors	2,224	68,521
Welltower, Inc.	6,936	434,818
Weyerhaeuser Co.	30,912	1,127,051
WP Carey, Inc.	10,376	688,448
		21,699,036
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	3,072	146,657
Jones Lang LaSalle, Inc.	844	140,095

8

Real Estate Management/Services (continued)
Realogy Holdings Corp.	55,202	1,258,606
		1,545,358
Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	430	56,975
St. Joe Co.†	13,201	236,958
VICI Properties, Inc.	5,082	104,892
		398,825
Recreational Vehicles — 0.2%
Brunswick Corp.	8,405	541,954
Rental Auto/Equipment — 0.1%
AMERCO	130	46,300
Element Fleet Management Corp.	42,857	201,465
		247,765
Retail-Apparel/Shoe — 0.6%
Foot Locker, Inc.	2,187	115,146
Gap, Inc.	7,719	250,018
L Brands, Inc.	16,433	606,049
Tapestry, Inc.	4,311	201,367
Urban Outfitters, Inc.†	7,089	315,815
		1,488,395
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	17,955	344,197
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	920	124,844
AutoZone, Inc.†	63	42,269
Genuine Parts Co.	2,664	244,528
		411,641
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,033	50,183
CarMax, Inc.†	1,307	95,241
Penske Automotive Group, Inc.	660	30,921
		176,345
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	457	38,776
Qurate Retail Group, Inc., Class A†	8,100	171,882
		210,658
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,357	250,365
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	694	72,926
Retail-Discount — 0.2%
BJ’s Wholesale Club Holdings, Inc.†	11,832	279,827
Dollar Tree, Inc.†	3,630	308,550
		588,377
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,319	636,320
Retail-Jewelry — 0.5%
Tiffany & Co.	8,665	1,140,314
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,195	73,349
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,113	226,938
Macy’s, Inc.	5,699	213,313
		440,251
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,145	122,584
Yum China Holdings, Inc.	6,317	242,952
		365,536
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,442	50,831
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	4,477	104,269
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	890	39,516
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	37,900	498,764
New York Community Bancorp, Inc.	8,869	97,914
People’s United Financial, Inc.	6,443	116,554
Sterling Bancorp	4,150	97,525
TFS Financial Corp.	922	14,540
		825,297
Schools — 0.3%
Bright Horizons Family Solutions, Inc.†	165	16,916
Graham Holdings Co., Class B	78	45,716
Strayer Education, Inc.	6,500	734,565
		797,197
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	14,254	1,367,244
Cypress Semiconductor Corp.	2,068	32,219
Marvell Technology Group, Ltd.	36,812	789,249
Maxim Integrated Products, Inc.	12,080	708,613
		2,897,325
Semiconductor Equipment — 0.0%
Teradyne, Inc.	2,991	113,867
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	117	25,364
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	692	36,787
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	411	61,958
Steel-Producers — 0.6%
Nucor Corp.	18,728	1,170,500
Reliance Steel & Aluminum Co.	1,306	114,327
Steel Dynamics, Inc.	3,569	163,996
United States Steel Corp.	3,283	114,084
		1,562,907
Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,249	79,422
CommScope Holding Co., Inc.†	3,535	103,240
Juniper Networks, Inc.	6,436	176,475
NICE, Ltd., ADR†	5,930	615,356
		974,493
Telephone-Integrated — 0.3%
CenturyLink, Inc.	17,818	332,127

9

GCI Liberty, Inc., Class A†	1,877	84,615
Telephone & Data Systems, Inc.	9,330	255,829
		672,571
Television — 0.0%
Tribune Media Co., Class A	1,631	62,418
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,159	248,339
Theaters — 0.0%
Cinemark Holdings, Inc.	1,994	69,950
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	61	5,138
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,045	167,953
Stanley Black & Decker, Inc.	9,472	1,257,976
		1,425,929
Toys — 0.1%
Hasbro, Inc.	460	42,463
Mattel, Inc.	15,793	259,321
		301,784
Transport-Marine — 0.1%
Kirby Corp.†	1,098	91,793
Tidewater, Inc.†	7,900	228,547
		320,340
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	874	71,074
Kansas City Southern	11,990	1,270,460
		1,341,534
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	17,092	1,429,917
Expeditors International of Washington, Inc.	10,100	738,310
Ryder System, Inc.	969	69,632
		2,237,859
Transport-Truck — 0.0%
Knight-Swift Transportation Holdings, Inc.	2,400	91,704
Schneider National, Inc., Class B	739	20,330
		112,034
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,753	94,171
Water — 0.2%
American Water Works Co., Inc.	3,320	283,461
Aqua America, Inc.	3,315	116,622
		400,083
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	8,413	979,021
Total Common Stocks (cost $214,464,790)		243,904,291
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (Preference Shares) (cost $220,716)	1,948	210,384
EXCHANGE-TRADED FUNDS — 0.2%
Exchange-Traded Funds — 0.2%
iShares Russell Midcap Value Index Fund (cost $389,596)	4,412	390,418
Total Long-Term Investment Securities (cost $215,075,102)		244,505,093

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.82%(1)	2,300,668	2,300,668
T. Rowe Price Government Reserve Fund 1.91%(1)	4,523,792	4,523,792
		6,824,460
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 1.52% due 07/02/2018	$1,418,000	1,418,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 1.91% due 09/20/2018(2)	200,000	199,167
Total Short-Term Investment Securities (cost $8,441,546)		8,441,627
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $353,010 and collateralized by $380,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/2025 and having an approximate value of $364,601 (cost $353,000)	353,000	353,000
TOTAL INVESTMENTS (cost $223,869,648)	99.9%	253,299,720
Other assets less liabilities	0.1	263,198
NET ASSETS	100.0%	$253,562,918

†                                         Non-income producing security

(1)                                 The rate shown is the 7-day yield as of June 30, 2018.

(2)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR-                 American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	September 2018	$802,768	$782,440	$(20,328)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

10

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$243,904,291	$—	$—	$243,904,291
Convertible Preferred Securities	210,384	—	—	210,384
Exchange-Traded Funds	390,418	—	—	390,418
Short-Term Investment Securities:
Registered Investment Companies	6,824,460	—	—	6,824,460
Other Short-Term Investment Securities	—	1,617,167	—	1,617,167
Repurchase Agreements	—	353,000	—	353,000
Total Investments at Value	$251,329,553	$1,970,167	$—	$253,299,720

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,328	$—	$—	$20,328

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,684,459 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.  There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,531	$180,790
Cubic Corp.	2,981	191,380
National Presto Industries, Inc.	598	74,152
		446,322
Aerospace/Defense-Equipment — 2.2%
AAR Corp.	3,833	178,196
Aerojet Rocketdyne Holdings, Inc.†	8,983	264,909
Curtiss-Wright Corp.	3,275	389,790
HEICO Corp.	43,315	3,158,963
Kaman Corp.	3,321	231,440
KLX, Inc.†	23,801	1,711,292
Moog, Inc., Class A	5,460	425,662
Triumph Group, Inc.	5,916	115,954
		6,476,206
Agricultural Operations — 0.0%
Andersons, Inc.	3,151	107,764
Airlines — 0.3%
Allegiant Travel Co.	1,499	208,286
Hawaiian Holdings, Inc.	6,041	217,174
SkyWest, Inc.	6,193	321,417
		746,877
Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	2,015	167,205
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	5,700	165,585
iRobot Corp.†	3,308	250,647
		416,232
Applications Software — 1.0%
Ebix, Inc.	2,621	199,851
PDF Solutions, Inc.†	3,272	39,199
Progress Software Corp.	26,809	1,040,725
RealPage, Inc.†	23,135	1,274,739
Smartsheet, Inc., Class A†	9,700	251,909
		2,806,423
Athletic Equipment — 0.1%
Nautilus, Inc.†	3,619	56,818
Vista Outdoor, Inc.†	6,835	105,874
		162,692
Audio/Video Products — 0.0%
Daktronics, Inc.	4,657	39,631
Universal Electronics, Inc.†	1,681	55,557
		95,188
Auto Repair Centers — 0.1%
Monro, Inc.	3,910	227,171
Auto-Heavy Duty Trucks — 0.4%
REV Group, Inc.	67,203	1,143,123
Auto-Truck Trailers — 0.3%
Wabash National Corp.	48,206	899,524
Auto/Truck Parts & Equipment-Original — 0.3%
American Axle & Manufacturing Holdings, Inc.†	11,824	183,981
Cooper-Standard Holding, Inc.†	1,935	252,847
Gentherm, Inc.†	4,378	172,055
Meritor, Inc.†	1,200	24,684
Superior Industries International, Inc.	2,767	49,529
Titan International, Inc.	5,908	63,393
		746,489
Auto/Truck Parts & Equipment-Replacement — 1.0%
Dorman Products, Inc.†	29,138	1,990,417
Douglas Dynamics, Inc.	13,200	633,600
Motorcar Parts of America, Inc.†	2,269	42,453
Standard Motor Products, Inc.	2,407	116,354
		2,782,824
B2B/E-Commerce — 0.9%
ePlus, Inc.†	28,500	2,681,850
Banks-Commercial — 7.8%
1st Source Corp.	2,640	141,055
Allegiance Bancshares, Inc.†	13,728	595,109
Ameris Bancorp	4,826	257,467
BancFirst Corp.	8,300	491,360
BancorpSouth Bank	11,000	362,450
Bank of the Ozarks	66,912	3,013,716
Banner Corp.	21,449	1,289,728
Cadence BanCorp	700	20,209
Cathay General Bancorp, Class B	4,300	174,107
Central Pacific Financial Corp.	17,622	504,870
Central Valley Community Bancorp	1,000	21,160
Citizens & Northern Corp.	1,100	28,446
City Holding Co.	4,536	341,243
Columbia Banking System, Inc.	8,714	356,403
Community Bank System, Inc.	6,065	358,260
Customers Bancorp, Inc.†	3,523	99,983
CVB Financial Corp.	30,001	672,622
East West Bancorp, Inc.	155	10,106
FCB Financial Holdings, Inc., Class A†	13,200	776,160
Fidelity Southern Corp.	2,638	67,032
First BanCorp./Puerto Rico†	21,629	165,462
First Commonwealth Financial Corp.	29,941	464,385
First Community Bancshares, Inc.	1,200	38,232
First Financial Bancorp	16,280	498,982
First Financial Bankshares, Inc.	8,046	409,541
First Hawaiian, Inc.	4,000	116,080
First Interstate BancSystem, Inc., Class A	2,900	122,380
First Midwest Bancorp, Inc.	12,265	312,390
Franklin Financial Network, Inc.†	1,437	54,031
Glacier Bancorp, Inc.	9,452	365,603
Great Western Bancorp, Inc.	8,408	353,052
Green Bancorp, Inc.	3,149	68,018
Guaranty Bancorp	1,800	53,640
Hanmi Financial Corp.	3,866	109,601
Heritage Financial Corp.	3,900	135,915
Home BancShares, Inc.	71,434	1,611,551
HomeStreet, Inc.†	3,210	86,509
Hope Bancorp, Inc.	24,077	429,293
Independent Bank Corp./Massachusetts	3,881	304,270
Independent Bank Corp./Michigan	5,100	130,050
LegacyTexas Financial Group, Inc.	49,878	1,946,240
NBT Bancorp, Inc.	5,191	198,037
OFG Bancorp	15,231	213,996
Old National Bancorp	15,933	296,354
Opus Bank	2,056	59,007
PacWest Bancorp	2,900	143,318

1

S&T Bancorp, Inc.	4,164	180,051
Seacoast Banking Corp. of Florida†	5,590	176,532
ServisFirst Bancshares, Inc.	5,375	224,299
Sierra Bancorp	1,200	33,888
Simmons First National Corp., Class A	14,401	430,590
Southside Bancshares, Inc.	4,123	138,863
TCF Financial Corp.	11,100	273,282
Tompkins Financial Corp.	1,473	126,501
TrustCo Bank Corp.	11,473	102,110
Trustmark Corp.	3,800	123,994
UMB Financial Corp.	2,700	205,821
Union Bankshares Corp.	2,163	84,097
United Community Banks, Inc.	8,755	268,516
Veritex Holdings, Inc.†	26,038	809,001
Webster Financial Corp.	2,600	165,620
West Bancorporation, Inc.	1,750	44,013
Westamerica Bancorporation	14,068	794,983
		22,449,584
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,021	159,334
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.	9,960	554,274
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,233	163,351
Batteries/Battery Systems — 0.6%
EnerSys	23,977	1,789,643
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	552	74,592
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,503	133,481
Bicycle Manufacturing — 0.8%
Fox Factory Holding Corp.†	52,353	2,437,032
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	12,400	162,440
MSG Networks, Inc., Class A†	8,500	203,575
		366,015
Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,687	154,445
Gibraltar Industries, Inc.†	10,079	377,963
Patrick Industries, Inc.†	32,939	1,872,582
Quanex Building Products Corp.	4,173	74,905
Simpson Manufacturing Co., Inc.	4,905	305,042
Trex Co., Inc.†	7,004	438,380
		3,223,317
Building & Construction-Misc. — 0.7%
Aegion Corp.†	3,855	99,266
Comfort Systems USA, Inc.	4,415	202,207
EMCOR Group, Inc.	15,900	1,211,262
MYR Group, Inc.†	7,263	257,546
TopBuild Corp.†	4,242	332,319
		2,102,600
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,797	159,500
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	23,100	728,805
US Concrete, Inc.†	1,880	98,700
		827,505
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,358	161,755
Griffon Corp.	3,484	62,015
Masonite International Corp.†	5,100	366,435
PGT Innovations , Inc.†	5,946	123,974
		714,179
Building Products-Wood — 0.8%
Boise Cascade Co.	4,625	206,738
Universal Forest Products, Inc.	60,702	2,222,907
		2,429,645
Building-Heavy Construction — 0.6%
Dycom Industries, Inc.†	15,258	1,442,033
MasTec, Inc.†	2,700	137,025
Orion Group Holdings, Inc.†	3,368	27,820
		1,606,878
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,817	228,100
Brightview Holdings, Inc.†	2,700	59,265
		287,365
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,012	210,142
Winnebago Industries, Inc.	3,428	139,177
		349,319
Building-Residential/Commercial — 1.6%
AV Homes, Inc.†	2,400	51,360
Beazer Homes USA, Inc.†	17,800	262,550
Hovnanian Enterprises, Inc., Class A†	99,600	162,348
Installed Building Products, Inc.†	30,642	1,732,805
KB Home	28,700	781,788
LGI Homes, Inc.†	2,153	124,293
M/I Homes, Inc.†	3,399	90,005
MDC Holdings, Inc.	5,352	164,681
Meritage Homes Corp.†	4,546	199,797
Taylor Morrison Home Corp., Class A†	38,300	795,874
TRI Pointe Group, Inc.†	6,400	104,704
William Lyon Homes, Class A†	3,318	76,978
		4,547,183
Capacitors — 0.0%
KEMET Corp.†	5,894	142,340
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,355	59,688
Cellular Telecom — 0.0%
ATN International, Inc.	1,293	68,232
Chemicals-Diversified — 0.3%
Aceto Corp.	3,663	12,271
AdvanSix, Inc.†	3,629	132,930
Innophos Holdings, Inc.	2,325	110,670
Innospec, Inc.	2,904	222,301
Koppers Holdings, Inc.†	2,513	96,374
Quaker Chemical Corp.	1,585	245,469
		820,015

2

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	6,171	105,462
Chemicals-Other — 0.0%
American Vanguard Corp.	3,127	71,765
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,513	156,329
PolyOne Corp.	2,100	90,762
		247,091
Chemicals-Specialty — 1.5%
Balchem Corp.	25,932	2,544,967
H.B. Fuller Co.	6,015	322,885
Hawkins, Inc.	1,131	39,981
Ingevity Corp.†	5,008	404,947
Kraton Corp.†	3,796	175,147
Minerals Technologies, Inc.	5,600	421,960
OMNOVA Solutions, Inc.†	12,800	133,120
Sensient Technologies Corp.	1,600	114,480
Stepan Co.	2,371	184,962
		4,342,449
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,264	52,502
TTM Technologies, Inc.†	18,977	334,565
		387,067
Coal — 0.2%
Arch Coal, Inc., Class A	2,900	227,447
Cloud Peak Energy, Inc.†	9,015	31,462
CONSOL Energy, Inc.†	3,001	115,089
NACCO Industries, Inc., Class A	2,800	94,500
SunCoke Energy, Inc.†	9,993	133,906
		602,404
Commercial Services — 0.3%
Acacia Research Corp.†	11,700	48,555
Care.com, Inc.†	5,200	108,576
HMS Holdings Corp.†	9,901	214,060
Medifast, Inc.	1,963	314,394
Nutrisystem, Inc.	3,535	136,097
Team, Inc.†	3,568	82,421
		904,103
Commercial Services-Finance — 1.7%
Cardtronics PLC, Class A†	5,464	132,120
Euronet Worldwide, Inc.†	1,300	108,901
EVERTEC, Inc.	8,872	193,853
Green Dot Corp., Class A†	7,860	576,846
MarketAxess Holdings, Inc.	1,550	306,683
Travelport Worldwide, Ltd.	46,795	867,579
WEX, Inc.†	14,488	2,759,674
		4,945,656
Communications Software — 0.0%
Digi International, Inc.†	3,230	42,636
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	12,400	1,149,976
Computer Data Security — 0.1%
Carbon Black, Inc.†	1,300	33,800
OneSpan, Inc.†	3,597	70,681
Qualys, Inc.†	3,896	328,433
		432,914
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,018	101,865
Computer Services — 0.9%
CACI International, Inc., Class A†	2,938	495,200
Convergys Corp.	16,500	403,260
Engility Holdings, Inc.†	2,111	64,681
ExlService Holdings, Inc.†	4,092	231,648
Insight Enterprises, Inc.†	4,216	206,289
Science Applications International Corp.	5,850	473,441
Sykes Enterprises, Inc.†	4,736	136,302
TTEC Holdings, Inc.	1,697	58,631
Unisys Corp.†	22,500	290,250
Virtusa Corp.†	3,284	159,865
		2,519,567
Computer Software — 0.7%
Box, Inc., Class A†	3,800	94,962
Envestnet, Inc.†	25,905	1,423,480
Pivotal Software, Inc., Class A†	6,000	145,620
SendGrid, Inc.†	800	21,216
TiVo Corp.	14,630	196,773
		1,882,051
Computers — 0.1%
Nutanix, Inc., Class A†	3,900	201,123
Computers-Integrated Systems — 0.7%
Agilysys, Inc.†	1,825	28,287
Cray, Inc.†	4,836	118,966
Diebold Nixdorf, Inc.	9,038	108,004
Mercury Systems, Inc.†	5,734	218,236
MTS Systems Corp.	2,121	111,671
NetScout Systems, Inc.†	43,500	1,291,950
Super Micro Computer, Inc.†	4,519	106,874
		1,983,988
Computers-Other — 0.1%
3D Systems Corp.†	13,542	187,015
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	6,921	225,348
Consulting Services — 0.3%
Forrester Research, Inc.	1,177	49,375
FTI Consulting, Inc.†	4,494	271,797
Huron Consulting Group, Inc.†	10,700	437,630
Navigant Consulting, Inc.†	5,377	119,047
		877,849
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,228	53,393
Central Garden & Pet Co., Class A†	4,185	169,367
Helen of Troy, Ltd.†	12,600	1,240,470
WD-40 Co.	1,655	242,044
		1,705,274
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	33,800	490,438
KapStone Paper and Packaging Corp.	10,472	361,284

3

Multi-Color Corp.	1,655	106,996
		958,718
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	52,552	85,134
Inter Parfums, Inc.	2,047	109,515
		194,649
Data Processing/Management — 0.5%
Bottomline Technologies (DE), Inc.†	4,167	207,642
CSG Systems International, Inc.	4,504	184,078
DocuSign, Inc.†	2,100	111,195
Fair Isaac Corp.†	4,200	811,944
		1,314,859
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,707	166,815
Repligen Corp.†	4,471	210,316
		377,131
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	16,238	258,184
OraSure Technologies, Inc.†	7,265	119,655
		377,839
Disposable Medical Products — 0.1%
Merit Medical Systems, Inc.†	5,998	307,098
Utah Medical Products, Inc.	1,000	110,150
		417,248
Distribution/Wholesale — 0.4%
Anixter International, Inc.†	3,461	219,081
Core-Mark Holding Co., Inc.	5,491	124,646
Essendant, Inc.	7,480	98,886
Fossil Group, Inc.†	5,214	140,100
G-III Apparel Group, Ltd.†	4,970	220,668
ScanSource, Inc.†	3,043	122,633
Titan Machinery, Inc.†	16,100	250,355
Veritiv Corp.†	1,338	53,319
		1,229,688
Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	17,921	525,981
AZZ, Inc.	3,096	134,521
Barnes Group, Inc.	5,757	339,087
EnPro Industries, Inc.	2,499	174,805
Fabrinet†	4,391	161,984
Federal Signal Corp.	7,139	166,267
Harsco Corp.†	17,187	379,833
LSB Industries, Inc.†	2,417	12,810
Lydall, Inc.†	2,067	90,225
Raven Industries, Inc.	4,270	164,182
Standex International Corp.	1,527	156,059
Tredegar Corp.	3,034	71,299
		2,377,053
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	12,473	320,431
Diversified Operations/Commercial Services — 0.8%
Colliers International Group, Inc.	27,666	2,094,316
Viad Corp.	2,437	132,207
		2,226,523
Drug Delivery Systems — 0.0%
Depomed, Inc.†	7,566	50,465
E-Commerce/Products — 0.0%
FTD Cos., Inc.†	2,015	9,350
E-Commerce/Services — 0.6%
Liberty Expedia Holdings, Inc., Class A†	9,800	430,612
Shutterfly, Inc.†	7,845	706,285
Shutterstock, Inc.†	2,199	104,365
Stamps.com, Inc.†	1,983	501,798
		1,743,060
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,094	20,266
New Media Investment Group, Inc.	13,574	250,847
QuinStreet, Inc.†	4,374	55,550
		326,663
E-Services/Consulting — 0.2%
Perficient, Inc.†	21,071	555,642
Electric Products-Misc. — 0.0%
Graham Corp.	1,800	46,458
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	7,400	72,150
Electric-Generation — 0.1%
Atlantic Power Corp.†	95,900	210,980
Electric-Integrated — 0.5%
Avista Corp.	7,813	411,432
El Paso Electric Co.	10,038	593,246
PNM Resources, Inc.	3,800	147,820
Portland General Electric Co.	9,100	389,116
		1,541,614
Electronic Components-Misc. — 1.4%
Applied Optoelectronics, Inc.†	2,330	104,617
Bel Fuse, Inc., Class B	2,372	49,575
Benchmark Electronics, Inc.	21,249	619,408
CTS Corp.	3,929	141,444
Knowles Corp.†	22,103	338,176
Methode Electronics, Inc.	4,384	176,675
OSI Systems, Inc.†	7,921	612,531
Plexus Corp.†	3,924	233,635
Rogers Corp.†	2,185	243,540
Sanmina Corp.†	8,162	239,147
Stoneridge, Inc.†	16,700	586,838
Vishay Intertechnology, Inc.	31,100	721,520
		4,067,106
Electronic Components-Semiconductors — 1.0%
Amkor Technology, Inc.†	34,500	296,355
CEVA, Inc.†	2,644	79,849
Diodes, Inc.†	4,602	158,631
DSP Group, Inc.†	2,698	33,590
Kopin Corp.†	7,376	21,095
Rambus, Inc.†	60,889	763,548
Semtech Corp.†	7,875	370,519
Silicon Laboratories, Inc.†	900	89,640
Synaptics, Inc.†	7,600	382,812

4

Xperi Corp.	36,434	586,587
		2,782,626
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	3,464	154,841
ESCO Technologies, Inc.	3,083	177,889
FARO Technologies, Inc.†	2,017	109,624
Itron, Inc.†	4,105	246,505
		688,859
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	5,550	455,766
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	12,919	180,995
Green Plains, Inc.	4,628	84,692
Pattern Energy Group, Inc., Class A	7,100	133,125
Renewable Energy Group, Inc.†	3,907	69,740
REX American Resources Corp.†	9,149	740,795
SolarEdge Technologies, Inc.†	4,499	215,277
		1,424,624
Engineering/R&D Services — 1.1%
Exponent, Inc.	63,458	3,065,021
VSE Corp.	4,800	229,344
		3,294,365
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	21,376	376,431
Enterprise Software/Service — 1.3%
Domo, Inc., Class B†	7,600	207,480
Donnelley Financial Solutions, Inc.†	4,033	70,053
LivePerson, Inc.†	6,646	140,231
Manhattan Associates, Inc.†	2,200	103,422
ManTech International Corp., Class A	3,135	168,161
MicroStrategy, Inc., Class A†	2,020	258,055
Omnicell, Inc.†	4,626	242,634
Pluralsight, Inc., Class A†	16,100	393,645
SPS Commerce, Inc.†	2,066	151,810
Tyler Technologies, Inc.†	9,493	2,108,395
		3,843,886
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,617	387,095
Finance-Auto Loans — 1.4%
Credit Acceptance Corp.†	11,242	3,972,923
Finance-Consumer Loans — 0.9%
Encore Capital Group, Inc.†	2,837	103,834
Enova International, Inc.†	4,031	147,333
Nelnet, Inc., Class A	3,600	210,276
PRA Group, Inc.†	57,091	2,200,858
World Acceptance Corp.†	724	80,372
		2,742,673
Finance-Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	5,853	1,137,999
Evercore, Inc., Class A	1,600	168,720
Greenhill & Co., Inc.	2,766	78,554
Houlihan Lokey, Inc.	7,200	368,784
INTL. FCStone, Inc.†	1,864	96,387
Investment Technology Group, Inc.	3,929	82,195
Piper Jaffray Cos.	1,700	130,645
		2,063,284
Finance-Other Services — 0.8%
WageWorks, Inc.†	44,973	2,248,650
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	26,000	235,040
MGIC Investment Corp.†	11,300	121,136
NMI Holdings, Inc., Class A†	12,144	197,947
Radian Group, Inc.	2,900	47,038
		601,161
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	6,840	432,151
Sturm Ruger & Co., Inc.	2,076	116,256
		548,407
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,804	48,708
Food-Dairy Products — 0.1%
Dean Foods Co.	23,968	251,904
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	7,923	236,898
Cal-Maine Foods, Inc.†	3,546	162,584
Darling Ingredients, Inc.†	58,991	1,172,741
J&J Snack Foods Corp.	1,780	271,397
John B. Sanfilippo & Son, Inc.	1,041	77,502
Post Holdings, Inc.†	1,200	103,224
		2,024,346
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	4,600	146,280
SUPERVALU, Inc.†	4,569	93,756
		240,036
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,879	180,666
SpartanNash Co.	4,274	109,072
		289,738
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	21,124	371,994
Steven Madden, Ltd.	6,261	332,459
Weyco Group, Inc.	600	21,840
Wolverine World Wide, Inc.	21,474	746,651
		1,472,944
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,823	224,792
Gambling (Non-Hotel) — 0.4%
Pinnacle Entertainment, Inc.†	35,100	1,183,923
Gas-Distribution — 0.4%
Northwest Natural Gas Co.	4,725	301,455
South Jersey Industries, Inc.	10,173	340,490
Southwest Gas Holdings, Inc.	2,600	198,302
Spire, Inc.	5,991	423,264
		1,263,511
Golf — 0.1%
Callaway Golf Co.	11,234	213,109

5

Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,609	166,193
Health Care Cost Containment — 0.2%
CorVel Corp.†	1,146	61,884
HealthEquity, Inc.†	6,249	469,300
		531,184
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	2,976	72,912
Hooker Furniture Corp.	18,776	880,594
Sleep Number Corp.†	15,296	443,890
		1,397,396
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	9,990	111,389
Marcus Corp.	2,316	75,270
		186,659
Housewares — 0.0%
Lifetime Brands, Inc.	900	11,385
Human Resources — 5.0%
AMN Healthcare Services, Inc.†	65,005	3,809,293
ASGN, Inc.†	48,309	3,777,281
Barrett Business Services, Inc.	9,096	878,401
Cross Country Healthcare, Inc.†	24,631	277,099
Heidrick & Struggles International, Inc.	2,251	78,785
Insperity, Inc.	44,218	4,211,764
Kelly Services, Inc., Class A	3,659	82,145
Korn/Ferry International	6,725	416,479
Resources Connection, Inc.	3,525	59,572
TrueBlue, Inc.†	13,019	350,862
Willdan Group, Inc.†	20,370	630,859
		14,572,540
Identification Systems — 0.1%
Brady Corp., Class A	5,735	221,084
Independent Power Producers — 0.2%
Vistra Energy Corp.†	26,318	622,684
Instruments-Controls — 0.1%
Control4 Corp.†	2,414	58,684
Watts Water Technologies, Inc., Class A	3,310	259,504
		318,188
Insurance Brokers — 0.0%
eHealth, Inc.†	1,989	43,957
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,720	385,920
CNO Financial Group, Inc.	15,200	289,408
Primerica, Inc.	4,400	438,240
		1,113,568
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,866	217,023
Kemper Corp.	1,600	121,040
United Fire Group, Inc.	2,521	137,420
		475,483
Insurance-Property/Casualty — 3.1%
Ambac Financial Group, Inc.†	6,194	122,951
AMERISAFE, Inc.	23,876	1,378,839
Employers Holdings, Inc.	3,898	156,699
First American Financial Corp.	2,800	144,816
Global Indemnity, Ltd.	1,000	38,980
HCI Group, Inc.	900	37,413
Infinity Property & Casualty Corp.	1,302	185,340
James River Group Holdings, Ltd.	3,554	139,637
Kinsale Capital Group, Inc.	3,400	186,524
National General Holdings Corp.	70,783	1,863,716
Navigators Group, Inc.	6,888	392,616
ProAssurance Corp.	9,777	346,595
RLI Corp.	40,807	2,701,015
Safety Insurance Group, Inc.	1,819	155,342
Selective Insurance Group, Inc.	6,990	384,450
Stewart Information Services Corp.	2,824	121,630
Third Point Reinsurance, Ltd.†	15,254	190,675
United Insurance Holdings Corp.	2,441	47,795
Universal Insurance Holdings, Inc.	6,980	244,998
		8,840,031
Insurance-Reinsurance — 0.0%
Maiden Holdings, Ltd.	8,109	62,845
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,957	264,704
Internet Content-Information/News — 0.1%
HealthStream, Inc.	3,075	83,978
XO Group, Inc.†	2,897	92,704
		176,682
Internet Security — 0.1%
Proofpoint, Inc.†	1,975	227,737
Zix Corp.†	20,000	107,800
		335,537
Internet Telephone — 0.1%
8x8, Inc.†	11,066	221,873
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	38,422	1,158,423
BrightSphere Investment Group PLC	2,800	39,928
Financial Engines, Inc.	7,577	340,207
Stifel Financial Corp.	1,250	65,313
Virtus Investment Partners, Inc.	1,759	225,064
Waddell & Reed Financial, Inc., Class A	9,761	175,405
WisdomTree Investments, Inc.	13,845	125,713
		2,130,053
Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	4,091	64,515
II-VI, Inc.†	6,549	284,554
		349,069
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,835	324,612
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,280	136,344
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,594	207,189
Machinery-Farming — 0.5%
Alamo Group, Inc.	14,576	1,317,088

6

Lindsay Corp.	1,280	124,147
		1,441,235
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,450	207,517
Applied Industrial Technologies, Inc.	8,404	589,541
Chart Industries, Inc.†	3,685	227,291
DXP Enterprises, Inc.†	8,579	327,718
Kadant, Inc.	3,600	346,140
Tennant Co.	2,140	169,060
		1,867,267
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,059	221,432
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	7,598	110,551
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	17,600	211,200
Computer Programs & Systems, Inc.	1,358	44,678
Quality Systems, Inc.†	5,622	109,629
Tabula Rasa HealthCare, Inc.†	1,619	103,341
		468,848
Medical Instruments — 0.5%
Abaxis, Inc.	2,721	225,870
AngioDynamics, Inc.†	19,579	435,437
CONMED Corp.	2,969	217,331
CryoLife, Inc.†	4,010	111,678
Natus Medical, Inc.†	3,982	137,379
NuVasive, Inc.†	5,200	271,024
		1,398,719
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	4,900	210,700
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,622	65,367
Medical Products — 0.9%
Inogen, Inc.†	2,070	385,703
Integer Holdings Corp.†	16,390	1,059,614
Invacare Corp.	3,945	73,377
LeMaitre Vascular, Inc.	1,815	60,766
Luminex Corp.	9,018	266,302
MiMedx Group, Inc.†	32,554	208,020
Orthofix International NV†	4,694	266,713
OrthoPediatrics Corp.†	2,000	53,280
Surmodics, Inc.†	1,577	87,050
Tactile Systems Technology, Inc.†	1,763	91,676
		2,552,501
Medical-Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†	4,100	62,607
Achillion Pharmaceuticals, Inc.†	44,768	126,694
Acorda Therapeutics, Inc.†	5,600	160,720
Alder Biopharmaceuticals, Inc.†	13,400	211,720
AMAG Pharmaceuticals, Inc.†	23,584	459,888
Amicus Therapeutics, Inc.†	18,300	285,846
ANI Pharmaceuticals, Inc.†	1,080	72,144
Aptinyx, Inc.†	7,300	176,441
Arena Pharmaceuticals, Inc.†	5,530	241,108
Biohaven Pharmaceutical Holding Co., Ltd.†	5,400	213,408
Bluebird Bio, Inc.†	900	141,255
Cambrex Corp.†	3,922	205,121
CytomX Therapeutics, Inc.†	6,300	144,018
Emergent BioSolutions, Inc.†	4,209	212,512
Forty Seven, Inc.†	4,700	75,200
Homology Medicines, Inc.†	7,500	153,000
Innoviva, Inc.†	8,210	113,298
Ligand Pharmaceuticals, Inc.†	2,537	525,590
Medicines Co.†	7,707	282,847
Menlo Therapeutics, Inc.†	5,000	40,600
Myriad Genetics, Inc.†	18,518	692,018
NewLink Genetics Corp.†	21,800	103,768
Novavax, Inc.†	91,100	122,074
Puma Biotechnology, Inc.†	4,300	254,345
REGENXBIO, Inc.†	8,392	602,126
resTORbio, Inc.†	3,700	33,855
Sangamo Therapeutics, Inc.†	3,600	51,120
Selecta Biosciences, Inc.†	13,200	174,900
Seres Therapeutics, Inc.†	18,600	159,960
Solid Biosciences, Inc.†	7,762	276,560
Spark Therapeutics, Inc.†	3,600	297,936
Spectrum Pharmaceuticals, Inc.†	11,143	233,557
		6,906,236
Medical-Drugs — 1.5%
Aimmune Therapeutics, Inc.†	6,000	161,340
Clovis Oncology, Inc.†	3,300	150,051
Corcept Therapeutics, Inc.†	11,380	178,894
Cytokinetics, Inc.†	6,062	50,315
Eagle Pharmaceuticals, Inc.†	2,490	188,393
Enanta Pharmaceuticals, Inc.†	1,719	199,232
Global Blood Therapeutics, Inc.†	6,500	293,800
Horizon Pharma PLC†	18,500	306,360
Lannett Co., Inc.†	3,618	49,205
Mallinckrodt PLC†	40,900	763,194
Paratek Pharmaceuticals, Inc.†	14,600	148,920
Prestige Brands Holdings, Inc.†	9,600	368,448
Progenics Pharmaceuticals, Inc.†	8,771	70,519
Reata Pharmaceuticals, Inc., Class A†	6,368	222,689
Supernus Pharmaceuticals, Inc.†	6,163	368,855
Synergy Pharmaceuticals, Inc.†	59,500	103,530
TG Therapeutics, Inc.†	12,900	169,635
Vanda Pharmaceuticals, Inc.†	13,000	247,650
Voyager Therapeutics, Inc.†	9,900	193,446
		4,234,476
Medical-Generic Drugs — 0.3%
Amphastar Pharmaceuticals, Inc.†	4,271	65,175
Endo International PLC†	80,364	757,833
Momenta Pharmaceuticals, Inc.†	9,232	188,794
		1,011,802
Medical-HMO — 0.9%
Magellan Health, Inc.†	2,930	281,134
Molina Healthcare, Inc.†	10,300	1,008,782
Tivity Health, Inc.†	26,080	918,016
Triple-S Management Corp., Class B†	11,100	433,566

7

WellCare Health Plans, Inc.†	350	86,184
		2,727,682
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	29,537	98,063
Quorum Health Corp.†	3,362	16,810
Select Medical Holdings Corp.†	12,761	231,612
Surgery Partners, Inc.†	7,200	107,280
Tenet Healthcare Corp.†	29,400	986,958
		1,440,723
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,793	207,505
Kindred Healthcare, Inc.†	10,858	97,722
		305,227
Medical-Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	3,405	290,991
Civitas Solutions, Inc.†	17,575	288,230
LHC Group, Inc.†	3,477	297,597
Providence Service Corp.†	1,302	102,272
		979,090
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	13,352	223,112
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	1,958	72,368
Haynes International, Inc.	1,490	54,742
LB Foster Co., Class A†	1,200	27,540
Mueller Industries, Inc.	6,849	202,114
		356,764
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,086	22,165
Worthington Industries, Inc.	8,700	365,139
		387,304
Metal-Aluminum — 0.2%
Century Aluminum Co.†	5,939	93,539
Kaiser Aluminum Corp.	5,344	556,364
		649,903
Miscellaneous Manufacturing — 1.0%
FreightCar America, Inc.	1,900	31,901
Hillenbrand, Inc.	17,288	815,129
John Bean Technologies Corp.	21,775	1,935,798
		2,782,828
Motion Pictures & Services — 0.1%
Eros International PLC†	12,200	158,600
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	6,800	102,000
Multimedia — 0.1%
E.W. Scripps Co., Class A	6,557	87,798
Entravision Communications Corp., Class A	12,100	60,500
		148,298
Networking Products — 0.1%
Extreme Networks, Inc.†	13,789	109,760
NETGEAR, Inc.†	3,754	234,625
		344,385
Non-Ferrous Metals — 0.0%
Materion Corp.	2,402	130,068
Office Furnishings-Original — 0.1%
Interface, Inc.	10,379	238,198
Office Supplies & Forms — 0.3%
ACCO Brands Corp.	64,200	889,170
Oil & Gas Drilling — 0.1%
Noble Corp. PLC†	29,362	185,861
Oil Companies-Exploration & Production — 1.3%
Carrizo Oil & Gas, Inc.†	9,276	258,337
Denbury Resources, Inc.†	100,509	483,448
EP Energy Corp., Class A†	40,783	122,349
Gulfport Energy Corp.†	41,800	525,426
HighPoint Resources Corp.†	33,156	201,588
PDC Energy, Inc.†	10,661	644,457
Penn Virginia Corp.†	1,612	136,843
Ring Energy, Inc.†	6,467	81,614
Sanchez Energy Corp.†	16,400	74,128
SRC Energy, Inc.†	28,800	317,376
Unit Corp.†	12,530	320,267
W&T Offshore, Inc.†	77,400	553,410
		3,719,243
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	3,826	95,803
Flotek Industries, Inc.†	6,766	21,854
Gulf Island Fabrication, Inc.	1,629	14,661
Natural Gas Services Group, Inc.†	2,700	63,720
		196,038
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	700	30,100
Delek US Holdings, Inc.	13,000	652,210
Murphy USA, Inc.†	3,200	237,728
Par Pacific Holdings, Inc.†	3,003	52,192
		972,230
Oil-Field Services — 0.8%
Archrock, Inc.	31,885	382,620
Bristow Group, Inc.	3,847	54,281
C&J Energy Services, Inc.†	7,569	178,628
CARBO Ceramics, Inc.†	2,642	24,227
Era Group, Inc.†	2,451	31,740
FTS International, Inc.†	6,800	96,832
Helix Energy Solutions Group, Inc.†	16,563	137,970
Matrix Service Co.†	3,191	58,555
MRC Global, Inc.†	22,400	485,408
Newpark Resources, Inc.†	10,626	115,292
Oil States International, Inc.†	7,134	229,001
Pioneer Energy Services Corp.†	9,296	54,382
ProPetro Holding Corp.†	8,535	133,829
SEACOR Holdings, Inc.†	3,533	202,335
TETRA Technologies, Inc.†	14,941	66,488
		2,251,588
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	1,959	45,253

8

Domtar Corp.	2,000	95,480
Neenah, Inc.	20,110	1,706,334
P.H. Glatfelter Co.	5,199	101,848
Schweitzer-Mauduit International, Inc.	3,659	159,971
Verso Corp., Class A†	4,000	87,040
		2,195,926
Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	2,357	108,540
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	5,733	146,535
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,507	144,672
Poultry — 0.1%
Pilgrim’s Pride Corp.†	8,400	169,092
Sanderson Farms, Inc.	1,100	115,665
		284,757
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	13,900	719,047
Powell Industries, Inc.	5,537	192,854
SPX Corp.†	5,113	179,211
Vicor Corp.†	1,950	84,922
		1,176,034
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	1,132	2,004
Deluxe Corp.	5,300	350,913
Ennis, Inc.	15,000	305,250
LSC Communications, Inc.	3,972	62,201
RR Donnelley & Sons Co.	8,364	48,177
		768,545
Professional Sports — 1.0%
Madison Square Garden Co., Class A†	9,433	2,926,022
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	42,300	323,595
Scholastic Corp.	3,267	144,761
		468,356
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	60,037	642,396
Tronc, Inc.†	9,400	162,432
		804,828
Racetracks — 0.4%
Penn National Gaming, Inc.†	31,555	1,059,932
Speedway Motorsports, Inc.	4,200	72,912
		1,132,844
Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	9,708	265,708
Agree Realty Corp.	3,692	194,827
Alexander & Baldwin, Inc.	2,256	53,016
American Assets Trust, Inc.	9,742	373,021
Apollo Commercial Real Estate Finance, Inc.	13,320	243,490
Armada Hoffler Properties, Inc.	5,382	80,192
ARMOUR Residential REIT, Inc.	4,986	113,731
Ashford Hospitality Trust, Inc.	31,800	257,580
Capstead Mtg. Corp.	60,209	538,870
CareTrust REIT, Inc.	9,059	151,195
CBL & Associates Properties, Inc.	25,644	142,837
Cedar Realty Trust, Inc.	9,354	44,151
Chatham Lodging Trust	5,458	115,819
Cherry Hill Mtg. Investment Corp.	2,600	46,436
Chesapeake Lodging Trust	7,184	227,302
Community Healthcare Trust, Inc.	2,055	61,383
CorEnergy Infrastructure Trust, Inc.	2,700	101,520
CoreSite Realty Corp.	6,900	764,658
CubeSmart	3,400	109,548
CYS Investments, Inc.	56,000	420,000
DCT Industrial Trust, Inc.	4,150	276,929
DiamondRock Hospitality Co.	52,963	650,386
Dynex Capital, Inc.	2,200	14,366
Easterly Government Properties, Inc.	6,746	133,301
EastGroup Properties, Inc.	6,358	607,570
EPR Properties	200	12,958
Equity LifeStyle Properties, Inc.	1,300	119,470
First Industrial Realty Trust, Inc.	2,500	83,350
Four Corners Property Trust, Inc.	7,304	179,897
Franklin Street Properties Corp.	17,159	146,881
GEO Group, Inc.	18,958	522,103
Getty Realty Corp.	3,930	110,708
Gladstone Commercial Corp.	1,000	19,220
Global Net Lease, Inc.	8,012	163,685
Government Properties Income Trust	13,197	209,172
Hersha Hospitality Trust	16,199	347,469
Highwoods Properties, Inc.	1,900	96,387
Hospitality Properties Trust	5,200	148,772
Independence Realty Trust, Inc.	10,348	106,688
InfraREIT, Inc.†	1,500	33,255
Invesco Mtg. Capital, Inc.	23,083	367,020
Kite Realty Group Trust	9,956	170,048
Lexington Realty Trust	25,698	224,343
LTC Properties, Inc.	10,115	432,315
Mack-Cali Realty Corp.	4,600	93,288
National Retail Properties, Inc.	600	26,376
National Storage Affiliates Trust	6,012	185,290
New York Mortgage Trust, Inc.	13,339	80,167
Pebblebrook Hotel Trust	3,900	151,320
Pennsylvania Real Estate Investment Trust	11,071	121,670
PennyMac Mtg. Investment Trust	7,244	137,564
PotlatchDeltic Corp.	1,600	81,360
PS Business Parks, Inc.	3,698	475,193
Ramco-Gershenson Properties Trust	18,922	249,960
Retail Opportunity Investments Corp.	13,412	256,974
RLJ Lodging Trust	8,000	176,400
Saul Centers, Inc.	3,946	211,427
Summit Hotel Properties, Inc.	12,458	178,274
Taubman Centers, Inc.	1,700	99,892
Universal Health Realty Income Trust	1,504	96,226
Urstadt Biddle Properties, Inc., Class A	3,547	80,269
Washington Prime Group, Inc.	22,129	179,466
Whitestone REIT	4,735	59,093
Xenia Hotels & Resorts, Inc.	2,100	51,156
		12,472,942

9

Real Estate Management/Services — 1.5%
FirstService Corp.	36,748	2,794,318
HFF, Inc., Class A	4,421	151,861
RE/MAX Holdings, Inc., Class A	25,213	1,322,422
		4,268,601
Recreational Vehicles — 1.4%
Camping World Holdings, Inc., Class A	59,306	1,481,464
LCI Industries	29,414	2,651,672
		4,133,136
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	6,355	93,546
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,813	317,757
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	8,076	197,700
American Eagle Outfitters, Inc.	16,500	383,625
Ascena Retail Group, Inc.†	20,309	80,931
Buckle, Inc.	3,385	91,056
Caleres, Inc.	5,139	176,730
Cato Corp., Class A	2,742	67,508
Chico’s FAS, Inc.	15,368	125,096
Children’s Place, Inc.	7,255	876,404
DSW, Inc., Class A	8,623	222,646
Express, Inc.†	8,964	82,021
Francesca’s Holdings Corp.†	4,129	31,174
Genesco, Inc.†	2,370	94,089
Guess?, Inc.	6,935	148,409
Shoe Carnival, Inc.	1,282	41,601
Tailored Brands, Inc.	5,917	151,002
Vera Bradley, Inc.†	2,247	31,548
		2,801,540
Retail-Automobile — 1.3%
Asbury Automotive Group, Inc.†	6,285	430,837
Group 1 Automotive, Inc.	2,341	147,483
Lithia Motors, Inc., Class A	32,073	3,033,143
Sonic Automotive, Inc., Class A	2,880	59,328
		3,670,791
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,466	25,188
Barnes & Noble, Inc.	6,756	42,901
		68,089
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,396	82,693
Tile Shop Holdings, Inc.	4,122	31,739
		114,432
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	4,500	106,425
Retail-Hair Salons — 0.0%
Regis Corp.†	4,116	68,079
Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	2,298	49,637
Kirkland’s, Inc.†	1,875	21,825
La-Z-Boy, Inc.	5,600	171,360
Pier 1 Imports, Inc.	49,300	117,334
RH†	8,079	1,128,636
		1,488,792
Retail-Jewelry — 0.2%
Movado Group, Inc.	12,262	592,255
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,645	50,123
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	37,395	87,504
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	12,121	176,603
Retail-Office Supplies — 0.1%
Office Depot, Inc.	61,064	155,713
Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	6,127	73,830
FirstCash, Inc.	5,404	485,550
		559,380
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,451	107,967
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	2,775	262,238
Retail-Restaurants — 0.9%
BJ’s Restaurants, Inc.	2,151	129,060
Bloomin’ Brands, Inc.	47,500	954,750
Brinker International, Inc.	8,600	409,360
Chuy’s Holdings, Inc.†	2,014	61,830
Dave & Buster’s Entertainment, Inc.†	4,717	224,529
Dine Brands Global, Inc.	2,122	158,726
El Pollo Loco Holdings, Inc.†	2,574	29,344
Fiesta Restaurant Group, Inc.†	3,242	93,045
Red Robin Gourmet Burgers, Inc.†	1,545	71,997
Ruth’s Hospitality Group, Inc.	3,423	96,015
Shake Shack, Inc., Class A†	2,303	152,412
Sonic Corp.	4,421	152,171
Wingstop, Inc.	3,475	181,117
		2,714,356
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,395	18,202
Hibbett Sports, Inc.†	2,259	51,731
Zumiez, Inc.†	2,179	54,584
		124,517
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	2,883	20,037
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	6,015	158,195
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	4,810	92,352
Proto Labs, Inc.†	2,980	354,471
Trinseo SA	10,450	741,428
		1,188,251
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	9,981	160,694

10

Savings & Loans/Thrifts — 1.6%
Banc of California, Inc.	5,058	98,884
BankFinancial Corp.	4,600	81,190
Beneficial Bancorp, Inc.	34,299	555,644
Berkshire Hills Bancorp, Inc.	4,378	177,747
BofI Holding, Inc.†	6,550	267,960
Brookline Bancorp, Inc.	9,556	177,742
Capitol Federal Financial, Inc.	1,000	13,160
Charter Financial Corp.	3,000	72,450
Dime Community Bancshares, Inc.	3,666	71,487
First Defiance Financial Corp.	1,000	67,060
Flushing Financial Corp.	3,600	93,960
Investors Bancorp, Inc.	12,100	154,759
Meridian Bancorp, Inc.	26,300	503,645
Meta Financial Group, Inc.	1,085	105,679
Northfield Bancorp, Inc.	33,854	562,653
Northwest Bancshares, Inc.	12,208	212,297
Oritani Financial Corp.	4,715	76,383
Pacific Premier Bancorp, Inc.†	25,552	974,809
People’s United Financial, Inc.	6,006	108,648
Provident Financial Services, Inc.	7,256	199,758
		4,575,915
Schools — 0.2%
American Public Education, Inc.†	1,951	82,137
Capella Education Co.	1,388	136,996
Career Education Corp.†	7,868	127,225
Strayer Education, Inc.	1,277	144,314
		490,672
Security Services — 0.0%
Alarm.com Holdings, Inc.†	2,982	120,413
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,616	22,721
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	10,600	406,298
MaxLinear, Inc.†	7,376	114,992
Power Integrations, Inc.	3,520	257,136
		778,426
Semiconductor Equipment — 0.7%
Advanced Energy Industries, Inc.†	5,979	347,320
Axcelis Technologies, Inc.†	3,825	75,735
Brooks Automation, Inc.	8,393	273,780
Cabot Microelectronics Corp.	3,056	328,703
Cohu, Inc.	5,326	130,540
Entegris, Inc.	7,100	240,690
FormFactor, Inc.†	8,689	115,564
Kulicke & Soffa Industries, Inc.	8,223	195,872
Nanometrics, Inc.†	2,843	100,671
Photronics, Inc.†	8,314	66,304
Rudolph Technologies, Inc.†	3,784	112,007
Ultra Clean Holdings, Inc.†	4,607	76,476
Veeco Instruments, Inc.†	5,793	82,550
		2,146,212
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,662	76,224
Steel-Producers — 0.1%
AK Steel Holding Corp.†	37,515	162,815
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,309	248,992
Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	13,647	245,646
Harmonic, Inc.†	10,139	43,091
Oclaro, Inc.†	20,305	181,324
Viavi Solutions, Inc.†	26,927	275,732
		745,793
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	7,715	95,357
RigNet, Inc.†	4,600	47,380
Spok Holdings, Inc.	2,365	35,593
Switch, Inc., Class A	2,400	29,208
Vonage Holdings Corp.†	25,714	331,454
		538,992
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,701	84,660
Comtech Telecommunications Corp.	2,810	89,583
		174,243
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	5,044	79,191
Frontier Communications Corp.	73,535	394,147
Windstream Holdings, Inc.	44,529	234,668
		708,006
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	10,800	347,220
World Wrestling Entertainment, Inc., Class A	4,759	346,550
		693,770
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	4,810	130,688
Unifi, Inc.†	2,029	64,319
		195,007
Therapeutics — 0.5%
Anika Therapeutics, Inc.†	1,754	56,128
Cara Therapeutics, Inc.†	8,600	164,690
Flexion Therapeutics, Inc.†	6,400	165,440
La Jolla Pharmaceutical Co.†	6,000	175,020
Mersana Therapeutics, Inc.†	7,000	125,020
Sarepta Therapeutics, Inc.†	3,250	429,585
Xencor, Inc.†	7,100	262,771
		1,378,654
Tobacco — 0.1%
Universal Corp.	2,963	195,706
Toys — 0.0%
Funko, Inc., Class A†	9,400	117,970
Transactional Software — 0.1%
ACI Worldwide, Inc.†	4,400	108,548
Synchronoss Technologies, Inc.†	52,800	325,776
		434,324
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,041	218,040

11

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,367	177,609
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	276	2,109
Transport-Services — 0.2%
Echo Global Logistics, Inc.†	3,173	92,810
Hub Group, Inc., Class A†	4,010	199,698
Matson, Inc.	5,075	194,779
		487,287
Transport-Truck — 0.4%
ArcBest Corp.	8,051	367,931
Covenant Transportation Group, Inc., Class A†	1,500	47,250
Forward Air Corp.	3,500	206,780
Heartland Express, Inc.	5,876	109,000
Marten Transport, Ltd.	4,612	108,151
Saia, Inc.†	3,055	246,997
Schneider National, Inc., Class B	2,600	71,526
YRC Worldwide, Inc.†	6,300	63,315
		1,220,950
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	12,900	207,690
Veterinary Diagnostics — 1.3%
Heska Corp.†	799	82,928
Neogen Corp.†	44,272	3,550,172
		3,633,100
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,800	96,696
USANA Health Sciences, Inc.†	1,000	115,300
		211,996
Water — 0.3%
American States Water Co.	12,971	741,422
California Water Service Group	5,720	222,794
		964,216
Web Hosting/Design — 0.4%
NIC, Inc.	19,614	304,998
Web.com Group, Inc.†	31,400	811,690
		1,116,688
Web Portals/ISP — 0.1%
Blucora, Inc.†	5,590	206,830
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,480	117,676
Insteel Industries, Inc.	2,155	71,977
		189,653
Wireless Equipment — 0.3%
CalAmp Corp.†	4,255	99,695
InterDigital, Inc.	8,775	709,897
		809,592
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,516	167,498
Total Common Stocks (cost $211,830,603)		281,271,794
EXCHANGE-TRADED FUNDS — 0.6%
iShares Core S&P Small-Cap ETF (cost $1,561,489)	18,931	1,579,981
Total Long-Term Investment Securities (cost $213,392,092)		282,851,775
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Investor Class 1.74%(1)	1,889,834	1,889,834
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 07/02/2018	$3,250,000	3,250,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.83% due 08/23/2018(2)	100,000	99,736
Total Short-Term Investment Securities (cost $5,239,566)		5,239,570
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $587,017 and collateralized by $625,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $599,672 (cost $587,000)	587,000	587,000
TOTAL INVESTMENTS (cost $219,218,658)	100.0%	288,678,345
Other assets less liabilities	0.0	81,014
NET ASSETS	100.0%	$288,759,359

†                             Non-income producing security

(1)                     The rate shown is the 7-day yield as of June 30, 2018.

(2)                     The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF             —  Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
49	Long	E-Mini Russell 2000 Index	September 2018	$4,131,693	$4,036,375	$(95,318)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$281,271,794	$—	$—	$281,271,794
Exchange-Traded Funds	1,579,981	—	—	1,579,981
Short-Term Investment Securities:
Registered Investment Companies	1,889,834	—	—	1,889,834
Other Short-Term Investment Securities	—	3,349,736	—	3,349,736
Repurchase Agreements	—	587,000	—	587,000
Total Investments at Value	$284,741,609	$3,936,736	$—	$288,678,345

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$95,318	$—	$—	$95,318

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Australia — 4.9%
AGL Energy, Ltd.	8,066	$134,189
Alumina, Ltd.	31,553	65,382
Amcor, Ltd.	99,537	1,061,475
AMP, Ltd.	36,020	94,898
APA Group(ASX)	14,124	102,957
Aristocrat Leisure, Ltd.	7,094	162,222
ASX, Ltd.	2,407	114,698
Aurizon Holdings, Ltd.	25,456	81,572
AusNet Services	20,361	24,184
Australia & New Zealand Banking Group, Ltd.	116,694	2,438,789
Bank of Queensland, Ltd.	4,649	35,059
Bendigo & Adelaide Bank, Ltd.	5,748	46,111
BGP Holdings PLC†(1)(2)	98,723	22
BHP Billiton, Ltd.	53,010	1,330,291
BlueScope Steel, Ltd.	6,973	89,068
Boral, Ltd.	13,997	67,641
Brambles, Ltd.	274,770	1,805,691
Caltex Australia, Ltd.	3,364	81,009
Challenger, Ltd.	128,672	1,126,497
CIMIC Group, Ltd.	1,298	40,633
Coca-Cola Amatil, Ltd.	7,170	48,817
Cochlear, Ltd.	731	108,287
Commonwealth Bank of Australia	21,565	1,162,945
Computershare, Ltd.	5,854	79,843
Crown Resorts, Ltd.	4,496	44,918
CSL, Ltd.	23,347	3,328,078
Dexus	11,608	83,414
Domino’s Pizza Enterprises, Ltd.	746	28,829
Flight Centre Travel Group, Ltd.	664	31,277
Fortescue Metals Group, Ltd.	19,664	63,885
Goodman Group	20,054	142,770
GPT Group	20,791	77,855
Harvey Norman Holdings, Ltd.	7,054	17,331
Healthscope, Ltd.	19,969	32,660
Incitec Pivot, Ltd.	21,055	56,562
Independence Group NL	239,267	910,138
Insurance Australia Group, Ltd.	29,668	187,283
LendLease Group	6,939	101,728
Macquarie Group, Ltd.	20,035	1,833,346
Medibank Private, Ltd.	34,503	74,559
Mirvac Group	46,090	74,016
National Australia Bank, Ltd.	33,378	677,065
Newcrest Mining, Ltd.	9,329	150,506
OneMarket, Ltd.†	1,203	1,140
Orica, Ltd.	4,675	61,410
Origin Energy, Ltd.†	21,420	158,994
QBE Insurance Group, Ltd.	17,205	124,015
Ramsay Health Care, Ltd.	1,654	66,074
REA Group, Ltd.	667	44,855
Rio Tinto, Ltd.	13,837	854,432
Santos, Ltd.†	22,849	106,022
Scentre Group	331,723	1,077,708
SEEK, Ltd.	4,132	66,693
Sonic Healthcare, Ltd.	4,805	87,227
South32, Ltd.	287,465	767,986
Stockland	29,317	86,133
Suncorp Group, Ltd.	16,182	174,722
Sydney Airport	13,423	71,125
Tabcorp Holdings, Ltd.	24,454	80,713
Telstra Corp., Ltd.	147,280	285,566
TPG Telecom, Ltd.	4,109	15,721
Transurban Group	27,141	240,426
Treasury Wine Estates, Ltd.	8,926	114,873
Vicinity Centres	42,279	81,037
Wesfarmers, Ltd.	13,731	501,578
Westpac Banking Corp.	114,861	2,490,585
Woodside Petroleum, Ltd.	11,093	291,104
Woolworths Group, Ltd.	16,057	362,669
WorleyParsons, Ltd.	60,145	778,040
		27,209,348
Austria — 0.6%
ANDRITZ AG	908	48,204
Erste Group Bank AG	70,658	2,949,890
OMV AG	1,848	104,819
Raiffeisen Bank International AG	1,786	54,833
voestalpine AG	1,412	65,050
		3,222,796
Belgium — 0.9%
Ageas	2,308	116,463
Anheuser-Busch InBev SA	9,354	944,892
Colruyt SA	740	42,232
Groupe Bruxelles Lambert SA	1,016	107,163
KBC Group NV	3,053	235,737
Proximus SADP	1,902	42,891
Solvay SA	905	114,299
Telenet Group Holding NV†	659	30,783
UCB SA	1,589	124,958
Umicore SA	53,657	3,079,771
		4,839,189
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	8,000	59,295
Dairy Farm International Holdings, Ltd.	4,274	37,569
Hongkong Land Holdings, Ltd.	14,200	101,530
Jardine Matheson Holdings, Ltd.	2,603	164,249
Jardine Strategic Holdings, Ltd.	45,407	1,656,447
Kerry Properties, Ltd.	9,000	43,075
Li & Fung, Ltd.	70,000	25,696
NWS Holdings, Ltd.	19,000	32,887
Shangri-La Asia, Ltd.	14,000	26,338
Yue Yuen Industrial Holdings, Ltd.	9,500	26,821
		2,173,907
Brazil — 0.3%
Lojas Renner SA	49,730	376,849
Telefonica Brasil SA (Preference Shares)	87,800	1,036,179
		1,413,028
Canada — 1.5%
Element Fleet Management Corp.	132,867	624,591
Magna International, Inc.	24,300	1,412,559
National Bank of Canada	30,000	1,440,383
Nutrien, Ltd.	34,679	1,886,618
Sun Life Financial, Inc.	38,100	1,531,071
Toronto-Dominion Bank	24,797	1,435,214
		8,330,436

1

Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	15,738	2,919,871
ASM Pacific Technology, Ltd.	3,400	42,990
Baidu, Inc. ADR†	3,300	801,900
CK Asset Holdings, Ltd.	32,860	260,933
CK Hutchison Holdings, Ltd.	169,524	1,797,746
iQIYI, Inc. ADR†	25,803	833,437
Melco Resorts & Entertainment, Ltd. ADR	2,999	83,972
MGM China Holdings, Ltd.	12,000	27,837
Minth Group, Ltd.	10,853	45,857
Sands China, Ltd.	29,600	158,269
Tencent Holdings, Ltd.	49,200	2,469,532
WH Group, Ltd.*	106,000	86,334
Wharf Real Estate Investment Co., Ltd.	14,000	99,661
Wynn Macau, Ltd.	19,200	61,793
YY, Inc., ADR†	9,579	962,402
		10,652,534
China — 0.3%
China Pacific Insurance Group Co., Ltd. Class H	173,800	672,330
Ping An Insurance Group Co. of China, Ltd.	116,500	1,072,104
		1,744,434
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	47	55,804
AP Moller - Maersk A/S, Series B	80	99,662
Carlsberg A/S, Class B	1,295	152,559
Chr. Hansen Holding A/S	1,209	111,691
Coloplast A/S, Class B	1,471	147,055
Danske Bank A/S	48,284	1,511,725
DSV A/S	2,339	189,028
Genmab A/S†	758	117,004
GN Store Nord A/S	33,836	1,542,255
H. Lundbeck A/S	844	59,319
ISS A/S	2,022	69,503
Novo Nordisk A/S, Class B	36,898	1,711,895
Novozymes A/S, Class B	2,861	145,159
Orsted A/S*	2,295	138,852
Pandora A/S	1,341	93,703
Tryg A/S	1,314	30,852
Vestas Wind Systems A/S	21,778	1,348,335
William Demant Holding A/S†	1,350	54,339
		7,578,740
Finland — 0.5%
Elisa Oyj	1,815	84,083
Fortum Oyj	5,605	133,790
Kone Oyj, Class B	4,193	213,785
Metso Oyj	1,406	47,123
Neste Oyj	1,602	125,719
Nokia Oyj	70,276	404,597
Nokian Renkaat Oyj	1,433	56,630
Orion Oyj, Class B	1,291	34,811
Sampo Oyj, Class A	5,532	270,039
Stora Enso Oyj, Class R	64,931	1,270,851
UPM-Kymmene Oyj	6,428	229,853
Wartsila Oyj Abp	5,597	110,004
		2,981,285
France — 9.0%
Accor SA	2,316	113,648
Aeroports de Paris	366	82,790
Air Liquide SA	14,056	1,767,852
Alstom SA	1,874	86,138
Amundi SA*	18,105	1,254,627
Arkema SA	828	98,048
Atos SE	1,142	155,968
AXA SA	109,203	2,679,986
BioMerieux	491	44,208
BNP Paribas SA	46,294	2,875,565
Bollore SA	10,836	50,415
Bouygues SA	2,684	115,690
Bureau Veritas SA	3,307	88,283
Capgemini SE	1,946	261,796
Carrefour SA	6,878	111,406
Casino Guichard Perrachon SA	703	27,297
Cie de Saint-Gobain	31,927	1,426,872
Cie Generale des Etablissements Michelin SCA	2,086	254,078
CNP Assurances	2,119	48,229
Covivio	453	47,135
Credit Agricole SA	13,558	181,051
Danone SA	7,396	543,011
Dassault Aviation SA	34	64,799
Dassault Systemes SE	1,598	223,937
Edenred	2,898	91,579
Eiffage SA	959	104,354
Electricite de France SA	7,215	99,254
Engie SA	113,959	1,747,358
Essilor International Cie Generale d’Optique SA	16,774	2,368,271
Eurazeo SA	589	44,675
Eutelsat Communications SA	39,214	813,532
Faurecia SA	927	66,166
Gecina SA	562	94,048
Getlink	5,880	80,649
Hermes International	388	237,337
ICADE	473	44,355
Iliad SA	331	52,318
Imerys SA	445	35,987
Ingenico Group SA	681	61,236
Ipsen SA	453	71,073
JCDecaux SA	837	28,014
Kering SA	3,382	1,909,978
Klepierre SA	2,705	101,875
L’Oreal SA	10,086	2,491,138
Legrand SA	15,074	1,107,255
LVMH Moet Hennessy Louis Vuitton SE	9,134	3,042,139
Natixis SA	11,757	83,450
Orange SA	24,182	405,099
Pernod Ricard SA	2,598	424,449
Peugeot SA	7,151	163,344
Publicis Groupe SA	2,453	168,840

2

Remy Cointreau SA	316	40,962
Renault SA	2,333	198,424
Rexel SA	3,488	50,163
Safran SA	4,036	490,413
Sanofi	35,926	2,880,168
Schneider Electric SE	40,700	3,394,554
SCOR SE	2,069	76,883
SEB SA	272	47,519
Societe BIC SA	356	33,010
Societe Generale SA	9,333	393,620
Sodexo SA	1,127	112,685
Suez	4,495	58,293
Teleperformance	698	123,328
Thales SA	1,297	167,140
TOTAL SA	156,269	9,527,852
UbiSoft Entertainment SA†	965	105,909
Unibail-Rodamco-Westfield	5,781	1,272,911
Unibail-Rodamco-Westfield† (Euronext)	443	97,546
Valeo SA	2,848	155,718
Veolia Environnement SA	6,627	141,856
Vinci SA	6,173	593,719
Vivendi SA	76,618	1,878,965
Wendel SA	344	47,403
		50,429,643
Germany — 10.7%
1&1 Drillisch AG†	644	36,671
adidas AG	11,672	2,548,234
Allianz SE	5,415	1,119,410
Axel Springer SE	492	35,594
BASF SE	49,784	4,762,064
Bayer AG	65,280	7,192,677
Bayerische Motoren Werke AG	37,868	3,432,973
Bayerische Motoren Werke AG (Preference Shares)	682	54,397
Beiersdorf AG	15,495	1,759,564
Brenntag AG	1,961	109,281
Commerzbank AG†	43,379	415,953
Continental AG	10,283	2,348,260
Covestro AG*	10,472	934,556
Daimler AG	11,212	721,838
Delivery Hero AG†*	1,130	60,148
Deutsche Bank AG	24,127	259,835
Deutsche Boerse AG	2,378	316,998
Deutsche Lufthansa AG	2,901	69,788
Deutsche Post AG	12,046	393,463
Deutsche Telekom AG	190,344	2,949,705
Deutsche Wohnen SE	31,942	1,544,297
E.ON SE	71,226	761,409
Evonik Industries AG	1,956	66,996
Fraport AG Frankfurt Airport Services Worldwide	446	43,032
Fresenius Medical Care AG & Co. KGaA	2,589	261,164
Fresenius SE & Co. KGaA	33,237	2,670,415
FUCHS PETROLUB SE (Preference Shares)	861	42,471
GEA Group AG	2,218	74,830
Hannover Rueck SE	751	93,666
HeidelbergCement AG	15,183	1,278,029
Henkel AG & Co. KGaA	1,246	138,596
Henkel AG & Co. KGaA (Preference Shares)	2,168	277,231
HOCHTIEF AG	249	45,013
HUGO BOSS AG	833	75,643
Infineon Technologies AG	88,685	2,260,853
Innogy SE*	1,666	71,382
K+S AG	2,392	59,080
KION Group AG	865	62,265
LANXESS AG	1,155	90,100
Linde AG	13,040	3,112,626
MAN SE	452	51,175
Merck KGaA	1,575	153,801
METRO AG	2,173	26,861
MTU Aero Engines AG	623	119,753
Muenchener Rueckversicherungs-Gesellschaft AG	10,032	2,121,068
OSRAM Licht AG	1,210	49,456
Porsche Automobil Holding SE (Preference Shares)	1,925	122,652
ProSiebenSat.1 Media SE	2,823	71,637
Puma AG Rudolf Dassler Sport	28	16,382
Puma SE	77	45,050
RWE AG	6,150	140,228
SAP SE	31,109	3,594,764
Sartorius AG (Preference Shares)	438	65,523
Schaeffler AG (Preference Shares)	2,024	26,354
Siemens AG	33,657	4,450,072
Siemens Healthineers AG†*	22,022	909,235
Stroeer SE & Co. KGaA	10,262	621,369
Symrise AG	18,128	1,589,858
Telefonica Deutschland Holding AG	305,732	1,205,346
thyssenkrupp AG	5,437	132,193
TUI AG	5,368	117,778
Uniper SE	2,454	73,192
United Internet AG	1,543	88,402
Volkswagen AG	395	65,271
Volkswagen AG (Preference Shares)	2,250	373,690
Vonovia SE	5,876	279,695
Wirecard AG	1,421	228,920
Zalando SE†*	7,851	438,891
		59,729,123
Hong Kong — 2.0%
AIA Group, Ltd.	711,400	6,220,307
Bank of East Asia, Ltd.	14,800	59,139
BOC Hong Kong Holdings, Ltd.	413,000	1,945,084
CLP Holdings, Ltd.	20,000	215,407
Galaxy Entertainment Group, Ltd.	32,000	247,782
Hang Lung Group, Ltd.	14,000	39,258
Hang Lung Properties, Ltd.	24,000	49,495
Hang Seng Bank, Ltd.	9,200	230,070
Henderson Land Development Co., Ltd.	15,966	84,454
Hong Kong & China Gas Co., Ltd.	112,517	215,408

3

Hong Kong Exchanges & Clearing, Ltd.	14,200	427,144
Hysan Development Co., Ltd.	7,000	39,079
Link REIT	27,000	246,578
MTR Corp., Ltd.	17,000	94,040
New World Development Co., Ltd.	73,000	102,723
PCCW, Ltd.	48,000	27,042
Power Assets Holdings, Ltd.	17,000	118,850
Sino Land Co., Ltd.	38,000	61,803
SJM Holdings, Ltd.	28,000	34,832
Sun Hung Kai Properties, Ltd.	19,000	286,734
Swire Pacific, Ltd., Class A	6,000	63,551
Swire Properties, Ltd.	14,800	54,706
Techtronic Industries Co., Ltd.	17,000	94,798
Wharf Holdings, Ltd.	16,000	51,392
Wheelock & Co., Ltd.	14,000	97,520
		11,107,196
India — 0.4%
HDFC Bank, Ltd. ADR	13,571	1,425,226
Infosys, Ltd. ADR	55,300	1,074,479
		2,499,705
Indonesia — 0.1%
Bank Central Asia Tbk PT	496,500	744,057
Ireland — 0.4%
AIB Group PLC	9,888	53,695
Bank of Ireland Group PLC	11,535	90,051
CRH PLC	10,314	365,556
DCC PLC	11,984	1,090,506
James Hardie Industries PLC (CDI)	5,646	94,764
Kerry Group PLC, Class A	1,927	201,631
Paddy Power Betfair PLC	1,042	115,601
Smurfit Kappa Group PLC	2,777	112,531
		2,124,335
Isle of Man — 0.0%
GVC Holdings PLC	6,679	92,642
Israel — 0.4%
Azrieli Group, Ltd	467	23,212
Bank Hapoalim B.M.	13,331	90,445
Bank Leumi Le-Israel B.M.	16,740	99,147
Bezeq The Israeli Telecommunication Corp., Ltd.	24,679	27,801
Check Point Software Technologies, Ltd.†	13,697	1,337,923
Elbit Systems, Ltd	277	32,624
Frutarom Industries, Ltd	459	45,142
Israel Chemicals, Ltd.	8,777	40,238
Mizrahi Tefahot Bank, Ltd.	1,843	33,918
NICE, Ltd.†	704	73,066
Teva Pharmaceutical Industries, Ltd. ADR	11,877	288,849
		2,092,365
Italy — 1.7%
Assicurazioni Generali SpA	14,451	242,506
Atlantia SpA	6,053	178,979
Davide Campari-Milano SpA	6,918	56,915
Enel SpA	98,653	548,040
Eni SpA	30,994	575,714
Intesa Sanpaolo SpA	977,755	2,839,141
Intesa Sanpaolo SpA (RSP)	11,661	35,379
Leonardo SpA	5,076	50,184
Luxottica Group SpA	2,112	136,293
Mediobanca Banca di Credito Finanziario SpA	6,938	64,510
Moncler SpA	29,996	1,366,144
Pirelli & C SpA†*	4,836	40,391
Poste Italiane SpA*	6,322	52,935
Prysmian SpA	65,302	1,626,619
Recordati SpA	1,284	51,071
Snam SpA	27,817	116,165
Telecom Italia SpA†	137,834	102,598
Telecom Italia SpA (RSP)	990,226	647,114
Terna Rete Elettrica Nazionale SpA	17,351	93,856
UniCredit SpA	24,323	406,069
		9,230,623
Japan — 20.6%
ABC-Mart, Inc.	500	27,368
Acom Co., Ltd.	5,000	19,239
Aeon Co., Ltd.	7,400	158,407
AEON Financial Service Co., Ltd.	1,500	32,028
Aeon Mall Co., Ltd.	1,500	26,961
AGC, Inc.	2,300	89,640
Air Water, Inc.	2,000	36,743
Aisin Seiki Co., Ltd.	11,800	538,229
Ajinomoto Co., Inc.	5,600	106,016
Alfresa Holdings Corp.	2,100	49,411
Alps Electric Co., Ltd.	2,425	62,336
Amada Holdings Co., Ltd.	3,800	36,553
ANA Holdings, Inc.	1,500	55,128
Aozora Bank, Ltd.	1,500	57,106
Asahi Group Holdings, Ltd.	4,400	225,415
Asahi Kasei Corp.	112,500	1,430,700
Asics Corp.	2,000	33,835
Astellas Pharma, Inc.	159,400	2,431,708
Bandai Namco Holdings, Inc.	2,400	99,065
Bank of Kyoto, Ltd.	600	27,801
Benesse Holdings, Inc.	800	28,397
Bridgestone Corp.	59,200	2,316,882
Brother Industries, Ltd.	2,800	55,335
Calbee, Inc.	900	33,857
Canon, Inc.	12,300	403,390
Casio Computer Co., Ltd.	2,300	37,435
Central Japan Railway Co.	7,500	1,555,345
Chiba Bank, Ltd.	7,300	51,627
Chubu Electric Power Co., Inc.	7,400	111,018
Chugai Pharmaceutical Co., Ltd.	2,800	146,936
Chugoku Electric Power Co., Inc.	3,700	47,856
Coca-Cola Bottlers Japan Holdings, Inc.	1,638	65,467
Concordia Financial Group, Ltd.	13,400	68,262
Credit Saison Co., Ltd.	34,300	540,299
CyberAgent, Inc.	15,551	935,462
CYBERDYNE, Inc.†	1,385	16,237
Dai Nippon Printing Co., Ltd.	3,100	69,412

4

Dai-ichi Life Holdings, Inc.	13,100	233,804
Daicel Corp.	3,600	39,864
Daifuku Co., Ltd.	1,348	59,112
Daiichi Sankyo Co., Ltd.	6,900	264,059
Daikin Industries, Ltd.	3,100	371,558
Daito Trust Construction Co., Ltd.	900	146,403
Daiwa House Industry Co., Ltd.	7,000	238,739
Daiwa House REIT Investment Corp.	18	42,742
Daiwa Securities Group, Inc.	20,000	116,208
DeNA Co., Ltd.	1,500	28,140
Denso Corp.	5,300	259,076
Dentsu, Inc.	2,600	123,290
Disco Corp.	300	51,240
Don Quijote Holdings Co., Ltd.	1,500	72,077
East Japan Railway Co.	3,800	364,332
Eisai Co., Ltd.	3,000	211,462
Electric Power Development Co., Ltd.	37,800	976,453
FamilyMart UNY Holdings Co., Ltd.	900	94,784
FANUC Corp.	2,400	477,009
Fast Retailing Co., Ltd.	700	321,880
Fuji Electric Co., Ltd.	7,000	53,362
FUJIFILM Holdings Corp.	4,700	183,644
Fujitsu, Ltd.	24,000	145,628
Fukuoka Financial Group, Inc.	8,000	40,247
Hakuhodo DY Holdings, Inc.	2,700	43,360
Hamamatsu Photonics KK	14,300	614,804
Hankyu Hanshin Holdings, Inc.	2,900	116,691
Hikari Tsushin, Inc.	300	52,757
Hino Motors, Ltd.	3,200	34,192
Hirose Electric Co., Ltd.	325	40,304
Hisamitsu Pharmaceutical Co., Inc.	700	59,116
Hitachi Chemical Co., Ltd.	1,400	28,262
Hitachi Construction Machinery Co., Ltd.	1,400	45,522
Hitachi High-Technologies Corp.	800	32,660
Hitachi Metals, Ltd.	2,800	29,084
Hitachi, Ltd.	59,000	416,514
Honda Motor Co., Ltd.	40,500	1,189,961
Hoshizaki Corp.	700	70,876
Hoya Corp.	4,700	267,401
Hulic Co., Ltd.	3,600	38,466
Idemitsu Kosan Co., Ltd.	1,800	64,219
IHI Corp.	1,700	59,269
Iida Group Holdings Co., Ltd.	2,000	38,604
Inpex Corp.	12,500	129,781
Isetan Mitsukoshi Holdings, Ltd.	4,100	51,252
Isuzu Motors, Ltd.	6,700	89,049
ITOCHU Corp.	17,300	313,686
J. Front Retailing Co., Ltd.	2,800	42,664
Japan Airlines Co., Ltd.	1,400	49,670
Japan Airport Terminal Co., Ltd.	500	23,439
Japan Exchange Group, Inc.	6,400	119,023
Japan Post Bank Co., Ltd.	4,900	57,093
Japan Post Holdings Co., Ltd.	19,200	210,356
Japan Prime Realty Investment Corp.	10	36,355
Japan Real Estate Investment Corp.	16	84,686
Japan Retail Fund Investment Corp.	29	52,282
Japan Tobacco, Inc.	13,300	371,797
JFE Holdings, Inc.	6,100	115,482
JGC Corp.	2,500	50,422
JSR Corp.	2,100	35,773
JTEKT Corp.	2,600	35,413
JXTG Holdings, Inc.	39,850	277,220
Kajima Corp.	10,000	77,496
Kakaku.com, Inc.	27,100	612,421
Kamigumi Co., Ltd.	1,300	27,041
Kaneka Corp.	3,000	26,907
Kansai Electric Power Co., Inc.	8,800	128,445
Kansai Paint Co., Ltd.	2,100	43,663
Kao Corp.	6,100	465,565
Kawasaki Heavy Industries, Ltd.	1,800	53,082
KDDI Corp.	103,000	2,819,790
Keihan Holdings Co., Ltd.	1,400	50,264
Keikyu Corp.	2,900	47,567
Keio Corp.	1,200	58,095
Keisei Electric Railway Co., Ltd.	1,800	61,862
Keyence Corp.	4,400	2,486,239
Kikkoman Corp.	1,900	95,931
Kintetsu Group Holdings Co., Ltd.	2,100	85,734
Kirin Holdings Co., Ltd.	32,600	872,454
Kobayashi Pharmaceutical Co., Ltd.	599	51,776
Kobe Steel, Ltd.	3,800	34,803
Koito Manufacturing Co., Ltd.	7,600	502,479
Komatsu, Ltd.	11,200	320,477
Konami Holdings Corp.	1,100	56,036
Konica Minolta, Inc.	5,700	52,977
Kose Corp.	340	73,304
Kubota Corp.	125,600	1,977,336
Kuraray Co., Ltd.	4,200	57,889
Kurita Water Industries, Ltd.	1,100	31,396
Kyocera Corp.	3,900	220,054
Kyowa Hakko Kirin Co., Ltd.	3,100	62,524
Kyushu Electric Power Co., Inc.	5,200	58,052
Kyushu Railway Co.	2,000	61,238
Lawson, Inc.	600	37,502
LINE Corp.†	700	29,178
Lion Corp.	2,900	53,173
LIXIL Group Corp.	3,300	66,051
M3, Inc.	2,400	95,705
Mabuchi Motor Co., Ltd.	600	28,560
Makita Corp.	26,900	1,206,327
Marubeni Corp.	20,000	152,662
Marui Group Co., Ltd.	2,600	54,811
Maruichi Steel Tube, Ltd.	700	23,741
Mazda Motor Corp.	7,000	85,987
McDonald’s Holdings Co. Japan, Ltd.	800	40,826
Mebuki Financial Group, Inc.	11,400	38,304
Medipal Holdings Corp.	2,000	40,247
MEIJI Holdings Co., Ltd.	1,400	118,105
Minebea Mitsumi, Inc.	4,700	79,554
Miraca Holdings, Inc.	13,400	399,404
MISUMI Group, Inc.	3,400	99,192
Mitsubishi Chemical Holdings Corp.	15,700	131,510
Mitsubishi Corp.	57,700	1,604,124
Mitsubishi Electric Corp.	180,300	2,401,232
Mitsubishi Estate Co., Ltd.	14,500	253,683
Mitsubishi Gas Chemical Co., Inc.	2,000	45,342
Mitsubishi Heavy Industries, Ltd.	3,800	138,353

5

Mitsubishi Materials Corp.	1,500	41,255
Mitsubishi Motors Corp.	8,100	64,601
Mitsubishi Tanabe Pharma Corp.	2,800	48,405
Mitsubishi UFJ Financial Group, Inc.	839,200	4,783,626
Mitsubishi UFJ Lease & Finance Co., Ltd.	109,900	675,987
Mitsui & Co., Ltd.	20,900	348,758
Mitsui Chemicals, Inc.	2,300	61,283
Mitsui Fudosan Co., Ltd.	48,600	1,173,792
Mitsui OSK Lines, Ltd.	1,500	36,147
Mizuho Financial Group, Inc.	292,700	493,055
MS&AD Insurance Group Holdings, Inc.	5,800	180,420
Murata Manufacturing Co., Ltd.	11,900	2,001,337
Nabtesco Corp.	1,500	46,200
Nagoya Railroad Co., Ltd.	2,300	59,414
NEC Corp.	3,200	87,865
Nexon Co., Ltd.†	5,400	78,477
NGK Insulators, Ltd.	3,300	58,808
NGK Spark Plug Co., Ltd.	2,000	57,083
NH Foods, Ltd.	1,000	40,419
Nidec Corp.	2,700	405,433
Nikon Corp.	4,200	66,880
Nintendo Co., Ltd.	9,000	2,942,691
Nippon Building Fund, Inc.	16	92,345
Nippon Electric Glass Co., Ltd.	1,000	27,819
Nippon Express Co., Ltd.	900	65,357
Nippon Paint Holdings Co., Ltd.	1,800	77,550
Nippon Prologis REIT, Inc.	21	43,588
Nippon Steel & Sumitomo Metal Corp.	9,100	178,811
Nippon Telegraph & Telephone Corp.	73,600	3,347,781
Nippon Yusen KK	2,000	39,724
Nissan Chemical Corp.	1,600	74,714
Nissan Motor Co., Ltd.	28,300	275,549
Nisshin Seifun Group, Inc.	2,600	55,069
Nissin Foods Holdings Co., Ltd.	700	50,644
Nitori Holdings Co., Ltd.	900	140,469
Nitto Denko Corp.	2,000	151,434
NOK Corp.	900	17,429
Nomura Holdings, Inc.	42,300	205,626
Nomura Real Estate Holdings, Inc.	1,800	39,962
Nomura Real Estate Master Fund, Inc.	44	62,116
Nomura Research Institute, Ltd.	1,300	63,054
NSK, Ltd.	4,700	48,522
NTT Data Corp.	7,400	85,286
NTT DOCOMO, Inc.	16,800	428,289
Obayashi Corp.	7,700	80,189
OBIC Co., Ltd.	700	57,978
Odakyu Electric Railway Co., Ltd.	3,400	73,027
Oji Holdings Corp.	10,000	62,051
Olympus Corp.	3,400	127,444
Omron Corp.	20,300	947,938
Ono Pharmaceutical Co., Ltd.	4,800	112,592
Oracle Corp. Japan	400	32,697
Oriental Land Co., Ltd.	2,400	251,998
ORIX Corp.	98,400	1,557,122
Osaka Gas Co., Ltd.	4,600	95,249
Otsuka Corp.	1,200	47,094
Otsuka Holdings Co., Ltd.	4,700	227,709
Panasonic Corp.	126,000	1,699,688
Park24 Co., Ltd.	1,400	38,125
Persol Holdings Co., Ltd.	2,101	46,891
Pola Orbis Holdings, Inc.	14,144	622,788
Rakuten, Inc.	10,500	71,072
Recruit Holdings Co., Ltd.	128,900	3,569,592
Renesas Electronics Corp.†	60,621	594,629
Resona Holdings, Inc.	25,800	138,094
Ricoh Co., Ltd.	8,300	76,167
Rinnai Corp.	400	35,298
Rohm Co., Ltd.	1,100	92,399
Ryohin Keikaku Co., Ltd.	220	77,496
Sankyo Co., Ltd.	500	19,577
Santen Pharmaceutical Co., Ltd.	80,900	1,410,991
SBI Holdings, Inc.	2,800	72,178
Secom Co., Ltd.	2,600	199,776
Sega Sammy Holdings, Inc.	2,300	39,429
Seibu Holdings, Inc.	2,700	45,555
Seiko Epson Corp.	3,400	59,146
Sekisui Chemical Co., Ltd.	115,400	1,967,892
Sekisui House, Ltd.	7,600	134,544
Seven & i Holdings Co., Ltd.	42,500	1,854,469
Seven Bank, Ltd.	7,400	22,658
SG Holdings Co., Ltd.	1,172	25,723
Sharp Corp.	2,000	48,774
Shimadzu Corp.	2,700	81,696
Shimamura Co., Ltd.	200	17,613
Shimano, Inc.	900	132,177
Shimizu Corp.	6,700	69,533
Shin-Etsu Chemical Co., Ltd.	4,500	401,287
Shinsei Bank, Ltd.	2,200	33,900
Shionogi & Co., Ltd.	3,400	174,768
Shiseido Co., Ltd.	23,200	1,843,595
Shizuoka Bank, Ltd.	5,400	48,823
Showa Shell Sekiyu KK	2,300	34,339
SMC Corp.	8,500	3,119,315
SoftBank Group Corp.	19,600	1,411,469
Sohgo Security Services Co., Ltd.	800	37,718
Sompo Holdings, Inc.	4,000	161,857
Sony Corp.	30,500	1,560,331
Sony Financial Holdings, Inc.	2,000	38,224
Stanley Electric Co., Ltd.	1,600	54,627
Start Today Co., Ltd.	2,330	84,496
Subaru Corp.	7,400	215,553
SUMCO Corp.	2,912	58,837
Sumitomo Chemical Co., Ltd.	18,000	102,100
Sumitomo Corp.	147,300	2,421,406
Sumitomo Dainippon Pharma Co., Ltd.	2,000	42,361
Sumitomo Electric Industries, Ltd.	9,100	135,618
Sumitomo Heavy Industries, Ltd.	1,300	43,915
Sumitomo Metal Mining Co., Ltd.	2,900	111,008
Sumitomo Mitsui Financial Group, Inc.	16,500	641,729
Sumitomo Mitsui Trust Holdings, Inc.	27,500	1,091,157
Sumitomo Realty & Development Co., Ltd.	4,000	147,731
Sumitomo Rubber Industries, Ltd.	25,900	411,724
Sundrug Co., Ltd.	896	36,337

6

Suntory Beverage & Food, Ltd.	1,800	76,900
Suruga Bank, Ltd.	2,000	17,902
Suzuken Co., Ltd.	800	33,889
Suzuki Motor Corp.	52,500	2,901,097
Sysmex Corp.	2,000	186,786
T&D Holdings, Inc.	6,600	99,225
Taiheiyo Cement Corp.	1,500	49,384
Taisei Corp.	2,600	143,486
Taisho Pharmaceutical Holdings Co., Ltd.	400	46,859
Taiyo Nippon Sanso Corp.	2,000	28,686
Takashimaya Co., Ltd.	3,000	25,688
Takeda Pharmaceutical Co., Ltd.	8,700	367,598
TDK Corp.	1,500	153,367
Teijin, Ltd.	2,100	38,542
Terumo Corp.	39,800	2,282,708
THK Co., Ltd.	43,100	1,235,989
Tobu Railway Co., Ltd.	2,500	76,548
Toho Co., Ltd.	1,500	50,332
Toho Gas Co., Ltd.	1,000	34,638
Tohoku Electric Power Co., Inc.	5,600	68,435
Tokio Marine Holdings, Inc.	42,800	2,007,500
Tokyo Century Corp.	500	28,361
Tokyo Electric Power Co. Holdings, Inc.†	18,300	85,289
Tokyo Electron, Ltd.	11,100	1,906,896
Tokyo Gas Co., Ltd.	4,700	124,828
Tokyo Tatemono Co., Ltd.	2,200	30,224
Tokyu Corp.	6,600	113,741
Tokyu Fudosan Holdings Corp.	6,100	43,085
Toppan Printing Co., Ltd.	7,000	54,880
Toray Industries, Inc.	17,600	138,937
Toshiba Corp.†	83,000	249,641
Tosoh Corp.	16,100	249,683
TOTO, Ltd.	1,800	83,566
Toyo Seikan Group Holdings, Ltd.	2,000	35,153
Toyo Suisan Kaisha, Ltd.	1,100	39,195
Toyoda Gosei Co., Ltd.	800	20,297
Toyota Industries Corp.	1,700	95,353
Toyota Motor Corp.	126,300	8,179,298
Toyota Tsusho Corp.	2,500	83,774
Trend Micro, Inc.	1,400	79,917
Tsuruha Holdings, Inc.	487	61,098
Unicharm Corp.	4,800	144,501
United Urban Investment Corp.	35	54,342
USS Co., Ltd.	2,800	53,312
West Japan Railway Co.	2,000	147,478
Yahoo Japan Corp.	168,400	559,736
Yakult Honsha Co., Ltd.	1,300	86,890
Yamada Denki Co., Ltd.	8,400	41,805
Yamaguchi Financial Group, Inc.	3,000	33,817
Yamaha Corp.	1,600	83,241
Yamaha Motor Co., Ltd.	3,400	85,557
Yamato Holdings Co., Ltd.	3,700	109,080
Yamazaki Baking Co., Ltd.	1,500	39,290
Yaskawa Electric Corp.	2,900	102,547
Yokogawa Electric Corp.	2,700	48,091
Yokohama Rubber Co., Ltd.	1,500	31,202
		115,100,015
Jersey — 0.8%
Experian PLC	11,232	277,865
Ferguson PLC	2,936	238,299
Glencore PLC	141,810	677,497
Randgold Resources, Ltd.	1,104	84,798
Shire PLC	11,187	629,687
Shire PLC ADR	6,100	1,029,680
WPP PLC	112,443	1,770,373
		4,708,199
Luxembourg — 0.7%
ArcelorMittal	8,072	236,699
Eurofins Scientific SE	133	73,993
Millicom International Cellular SA SDR	826	48,785
RTL Group SA	473	32,093
Samsonite International SA*	468,300	1,668,322
SES SA FDR	4,405	80,712
Tenaris SA	100,346	1,841,547
		3,982,151
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	87,300	19,542
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	31,700	528,122
Netherlands — 3.2%
Aalberts Industries NV	30,783	1,474,603
ABN AMRO Group NV CVA*	40,152	1,041,885
Adyen NV†*	193	106,326
Aegon NV	21,214	127,238
AerCap Holdings NV†	1,681	91,026
Airbus SE	7,140	835,977
Akzo Nobel NV	3,101	265,517
Altice NV, Class A†	5,819	23,716
ASML Holding NV	18,815	3,728,675
CNH Industrial NV	12,337	131,047
EXOR NV	1,242	83,689
Ferrari NV	1,493	203,121
Fiat Chrysler Automobiles NV†	13,003	248,030
Heineken Holding NV	1,459	139,884
Heineken NV	3,163	317,736
ING Groep NV	179,772	2,588,113
Koninklijke Ahold Delhaize NV	15,470	370,441
Koninklijke DSM NV	2,230	224,273
Koninklijke KPN NV	41,667	113,375
Koninklijke Philips NV	74,289	3,160,040
Koninklijke Vopak NV	883	40,803
NN Group NV	3,826	155,665
NXP Semiconductors NV†	4,167	455,328
QIAGEN NV†	2,809	102,347
Randstad NV	1,449	85,318
RELX NV	11,782	251,308
STMicroelectronics NV	8,384	187,103
Unilever NV CVA	19,000	1,060,263

7

Wolters Kluwer NV	3,685	207,679
		17,820,526
New Zealand — 0.1%
a2 Milk Co., Ltd.†	8,995	69,818
Auckland International Airport, Ltd.	11,508	52,846
Fisher & Paykel Healthcare Corp., Ltd.	6,836	68,941
Fletcher Building, Ltd.	10,743	50,570
Meridian Energy, Ltd.	15,900	33,599
Ryman Healthcare, Ltd.	4,844	39,272
Spark New Zealand, Ltd.	23,431	59,194
		374,240
Norway — 1.9%
Aker BP ASA	35,681	1,317,827
DNB ASA	237,602	4,647,393
Equinor ASA†	49,611	1,318,192
Gjensidige Forsikring ASA	2,485	40,764
Marine Harvest ASA	5,047	100,514
Norsk Hydro ASA	292,010	1,749,332
Orkla ASA	10,301	90,307
Schibsted ASA, Class B	1,094	30,895
Storebrand ASA	134,943	1,089,240
Telenor ASA	9,110	186,969
Yara International ASA	2,264	93,959
		10,665,392
Papua New Guinea — 0.0%
Oil Search, Ltd.	16,865	111,080
Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	31,747	126,052
Galp Energia SGPS SA	6,073	115,849
Jeronimo Martins SGPS SA	3,159	45,634
		287,535
Singapore — 1.3%
Ascendas Real Estate Investment Trust	29,300	56,772
CapitaLand Commercial Trust	25,800	31,433
CapitaLand Mall Trust	29,800	45,274
CapitaLand, Ltd.	31,700	73,521
City Developments, Ltd.	4,700	37,703
ComfortDelGro Corp., Ltd.	24,600	42,429
DBS Group Holdings, Ltd.	106,800	2,085,833
Genting Singapore, Ltd.	76,400	68,410
Jardine Cycle & Carriage, Ltd.	1,400	32,696
Keppel Corp., Ltd.	18,400	96,558
Oversea-Chinese Banking Corp., Ltd.	212,800	1,817,976
SATS, Ltd.	7,900	28,991
Sembcorp Industries, Ltd.	91,000	183,670
Singapore Airlines, Ltd.	6,300	49,429
Singapore Exchange, Ltd.	10,300	54,203
Singapore Press Holdings, Ltd.	18,200	34,730
Singapore Technologies Engineering, Ltd.	18,200	43,947
Singapore Telecommunications, Ltd.	97,520	220,449
Suntec Real Estate Investment Trust	30,400	38,600
United Overseas Bank, Ltd.	59,900	1,176,458
UOL Group, Ltd.	6,000	33,556
Venture Corp., Ltd.	3,348	43,837
Wilmar International, Ltd.	369,800	830,523
Yangzijiang Shipbuilding Holdings, Ltd.	25,300	16,805
		7,143,803
South Africa — 0.0%
Old Mutual, Ltd.†	60,005	119,104
South Korea — 1.0%
KT Corp.	22,550	554,392
NAVER Corp.	620	424,459
Samsung Electronics Co., Ltd.	77,486	3,243,358
Samsung SD Co., Ltd.	5,738	1,101,778
		5,323,987
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	3,113	126,147
Aena SME SA*	846	153,628
Amadeus IT Group SA	5,401	426,373
Banco Bilbao Vizcaya Argentaria SA	371,831	2,637,478
Banco de Sabadell SA	68,990	115,653
Banco Santander SA	198,481	1,064,362
Bankia SA	15,190	56,889
Bankinter SA	8,455	82,367
CaixaBank SA	43,379	187,738
Enagas SA	2,725	79,684
Endesa SA	3,939	86,916
Ferrovial SA	5,855	120,168
Gas Natural SDG SA†	4,391	116,299
Grifols SA	3,762	113,258
Iberdrola SA	70,656	546,560
Industria de Diseno Textil SA	55,654	1,901,688
International Consolidated Airlines Group SA	7,720	67,814
Mapfre SA	11,702	35,326
Red Electrica Corp. SA	5,424	110,467
Repsol SA	16,254	318,223
Siemens Gamesa Renewable Energy SA	2,904	39,017
Telefonica SA	156,574	1,330,944
		9,716,999
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	31,500	30,112
HKT Trust & HKT, Ltd.	47,000	60,266
		90,378
Sweden — 2.7%
Alfa Laval AB	3,570	84,739
Assa Abloy AB, Class B	78,283	1,668,487
Atlas Copco AB, Class A	8,179	238,154
Atlas Copco AB, Class B	4,717	123,577
Boliden AB	3,438	111,545
Electrolux AB, Series B	3,039	69,217
Elekta AB, Series B	64,373	848,077
Epiroc AB, Class A†	8,179	85,828
Epiroc AB, Class B†	4,717	43,185

8

Essity AB, Class B	42,317	1,045,080
Hennes & Mauritz AB, Class B	10,781	160,690
Hexagon AB, Class B	3,225	179,852
Husqvarna AB, Class B	5,144	48,828
ICA Gruppen AB	973	29,842
Industrivarden AB, Class C	2,067	40,086
Investor AB, Class B	5,558	226,434
Kinnevik AB, Class B	2,965	101,595
L E Lundbergforetagen AB	874	26,854
Lundin Petroleum AB	2,277	72,631
Nordea Bank AB	221,365	2,132,400
Sandvik AB	13,690	243,024
Securitas AB, Class B	3,897	64,154
Skandinaviska Enskilda Banken AB, Class A	226,508	2,153,618
Skanska AB, Class B	4,141	75,268
SKF AB, Class B	70,752	1,316,812
Svenska Handelsbanken AB, Class A	149,379	1,660,443
Swedbank AB, Class A	11,124	238,210
Swedish Match AB	2,362	117,009
Tele2 AB, Class B	3,946	46,391
Telefonaktiebolaget LM Ericsson, Class B	112,371	868,933
Telia Co AB	34,454	157,561
Veoneer, Inc. †(SDR)	7,014	248,007
Volvo AB, Class B	19,209	307,112
		14,833,643
Switzerland — 7.6%
ABB, Ltd.	86,528	1,896,923
Adecco Group AG	2,037	120,867
Baloise Holding AG	599	87,282
Barry Callebaut AG	28	50,328
Chocoladefabriken Lindt & Spruengli AG	4	304,554
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	17	110,381
Cie Financiere Richemont SA	6,351	539,479
Clariant AG	2,801	67,373
Coca-Cola HBC AG	2,491	83,207
Credit Suisse Group AG	31,415	474,255
Dufry AG	419	53,480
EMS-Chemie Holding AG	103	66,202
GAM Holding AG	37,250	515,324
Geberit AG	461	198,263
Givaudan SA	113	256,969
Julius Baer Group, Ltd.	2,713	159,662
Kuehne & Nagel International AG	679	102,299
LafargeHolcim, Ltd.	5,967	291,511
Lonza Group AG	8,574	2,281,378
Nestle SA	162,549	12,622,456
Novartis AG	71,633	5,445,352
Pargesa Holding SA	390	33,120
Partners Group Holding AG	210	154,271
Roche Holding AG	31,047	6,914,486
Schindler Holding AG (Participation Certificate) (SIX)	8,311	1,792,618
Schindler Holding AG (RSP)	249	52,500
SGS SA	662	1,766,136
Sika AG	1,740	241,418
Sonova Holding AG	681	122,302
Straumann Holding AG	129	98,349
Swatch Group AG (TRQX)	633	54,875
Swatch Group AG (XEGT)	376	178,869
Swiss Life Holding AG	402	140,049
Swiss Prime Site AG	793	72,990
Swiss Re AG	3,826	331,100
Swisscom AG	322	144,108
Temenos AG	745	112,845
UBS Group AG	172,327	2,666,779
Vifor Pharma AG	591	94,681
Zurich Insurance Group AG	6,009	1,784,557
		42,483,598
Taiwan — 0.7%
Largan Precision Co., Ltd.	5,000	736,343
Taiwan Semiconductor Manufacturing Co., Ltd.	316,000	2,243,928
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,147	1,175,295
		4,155,566
United Kingdom — 17.1%
3i Group PLC	12,287	146,039
Admiral Group PLC	2,463	62,004
Anglo American PLC	12,947	289,587
Antofagasta PLC	53,320	696,654
Ashtead Group PLC	6,044	181,307
Associated British Foods PLC	4,326	156,319
AstraZeneca PLC	51,396	3,563,104
Auto Trader Group PLC*	12,246	68,832
Aviva PLC	560,859	3,730,577
Babcock International Group PLC	3,102	33,480
BAE Systems PLC	242,626	2,071,091
Barclays PLC	209,697	523,053
Barclays PLC ADR	25,100	251,753
Barratt Developments PLC	12,379	84,202
Berkeley Group Holdings PLC	1,583	79,075
BHP Billiton PLC	196,467	4,423,443
BP PLC	244,938	1,869,395
British American Tobacco PLC	28,179	1,424,348
British Land Co. PLC	12,230	108,497
BT Group PLC	103,113	296,390
Bunzl PLC	65,586	1,986,487
Burberry Group PLC	117,849	3,359,475
Carnival PLC	2,310	132,524
Centrica PLC	65,912	137,136
Close Brothers Group PLC	9,951	195,154
Coca-Cola European Partners PLC	2,594	105,420
Compass Group PLC	69,336	1,481,028
ConvaTec Group PLC*	16,639	46,642
Croda International PLC	1,657	105,011
Diageo PLC	165,415	5,942,304
Direct Line Insurance Group PLC	246,682	1,116,341

9

easyJet PLC	2,001	44,181
Fresnillo PLC	2,812	42,437
G4S PLC	19,585	69,193
GKN PLC	20,608	119,795
GlaxoSmithKline PLC	225,146	4,545,595
GlaxoSmithKline PLC ADR	39,000	1,572,090
Great Portland Estates PLC	49,012	462,100
Hammerson PLC	9,999	68,963
Hargreaves Lansdown PLC	3,508	91,274
HSBC Holdings PLC	245,931	2,306,702
Imperial Brands PLC	11,664	434,407
InterContinental Hotels Group PLC	2,176	135,548
Intertek Group PLC	2,044	154,193
Investec PLC	7,939	56,369
ITV PLC	44,058	101,173
J Sainsbury PLC	21,515	91,203
John Wood Group PLC	8,216	68,073
Johnson Matthey PLC	26,569	1,268,982
Kingfisher PLC	377,638	1,480,212
Land Securities Group PLC	9,281	117,207
Legal & General Group PLC	73,186	256,922
Lloyds Banking Group PLC	4,404,531	3,665,022
London Stock Exchange Group PLC	3,901	230,183
Marks & Spencer Group PLC	20,469	79,718
Mediclinic International PLC	4,473	31,086
Meggitt PLC	203,235	1,323,127
Melrose Industries PLC	217,381	610,212
Merlin Entertainments PLC*	8,232	42,012
Micro Focus International PLC	5,334	93,168
Mondi PLC	4,579	123,945
National Grid PLC	139,812	1,546,990
Next PLC	1,748	139,569
NMC Health PLC	1,287	60,841
Pearson PLC	9,572	111,799
Persimmon PLC	41,254	1,379,091
Prudential PLC	215,339	4,929,340
Quilter PLC†*	20,002	38,255
Reckitt Benckiser Group PLC	48,666	4,007,121
RELX PLC	13,145	281,473
Rio Tinto PLC	14,756	818,113
Rolls-Royce Holdings PLC	20,129	262,518
Royal Bank of Scotland Group PLC†	42,804	144,672
Royal Dutch Shell PLC, Class A (TRQX)	56,448	1,958,533
Royal Dutch Shell PLC, Class B	45,995	1,647,147
Royal Dutch Shell PLC, Class B ADR	29,400	2,135,910
Royal Mail PLC	11,043	73,657
RSA Insurance Group PLC	130,299	1,168,311
Sage Group PLC	13,457	111,639
Schroders PLC	1,585	66,059
Segro PLC	11,973	105,774
Severn Trent PLC	2,995	78,243
Sky PLC	12,932	249,434
Smith & Nephew PLC	74,122	1,367,559
Smiths Group PLC	107,560	2,410,351
SSE PLC	32,555	582,169
St James’s Place PLC	6,491	98,301
Standard Chartered PLC	129,976	1,188,058
Standard Life Aberdeen PLC	33,415	143,632
Taylor Wimpey PLC	40,581	95,813
Tesco PLC	119,553	405,022
Travis Perkins PLC	3,111	58,404
Unilever PLC	113,715	6,291,162
United Utilities Group PLC	8,540	86,018
Vodafone Group PLC	1,255,602	3,046,047
Vodafone Group PLC ADR	85,700	2,083,367
Weir Group PLC	2,960	78,129
Whitbread PLC	29,129	1,521,959
WM Morrison Supermarkets PLC	26,168	87,029
		95,209,273
United States — 1.0%
Altice USA, Inc., Class A	2,422	41,327
Autoliv, Inc. SDR	7,014	721,858
Booking Holdings, Inc.†	854	1,731,135
Broadcom, Inc.	6,750	1,637,820
Philip Morris International, Inc.	14,429	1,164,998
		5,297,138
Total Common Stocks (cost $482,322,052)		546,165,677
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE ETF Index Fund
(cost$4,723,916)	66,800	4,473,596
RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA† Expires 07/17/2018 (Strike price 2.74 EUR)	989,416	0
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA† Expires 07/11/2018	3,113	3,206
Repsol SA† Expires 07/11/2018	16,254	9,227
		12,433
Total Rights (cost $12,537)		12,433
Total Long-Term Investment Securities (cost $487,058,505)		550,651,706

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.82%(3)	296,257	296,257
T. Rowe Price Government Reserve Fund 1.91%(3)	1,127	1,127
		297,384

10

U.S. Government Treasuries — 0.0%
United States Treasury Bills
1.77% due 07/12/2018(4)	$50,000	49,977
1.79% due 08/16/2018(4)	130,000	129,703
1.81% due 07/26/2018(4)	40,000	39,954
		219,634
Total Short-Term Investment Securities (cost $517,012)		517,018
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $479,014 collateralized by $510,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $489,332 (cost $ 479,000)	479,000	479,000

TOTAL INVESTMENTS (cost $488,054,517)	99.0%	551,647,724
Other assets less liabilities	1.0	5,820,156
NET ASSETS	100.0%	$557,467,880

†                 Non-income producing security

*                 Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $7,183,365 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)         Securities classified as Level 3 (see Note 1).

(2)         Illiquid security.  At June 30, 2018, the aggregate value of these securities was $22 representing 0.0% of net assets.

(3)         The rate shown is the 7-day yield as of June 30, 2018

(4)         The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA— Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
25	Long	mini MSCI EAFE Index	September 2018	$2,540,668	$2,444,250	$(96,418)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$27,209,326	$—		$22	$27,209,348
Portugal	287,535	—		0	287,535
Sweden	14,585,636	248,007		—	14,833,643
Other Countries	503,369,558	465,593	**	—	503,835,151
Exchange-Traded Funds	4,473,596	—		—	4,473,596
Rights	12,433	—		—	12,433
Short-Term Investment Securities:
Registered Investment Companies	297,384	—		—	297,384
U.S. Government Treasuries	—	219,634		—	219,634
Repurchase Agreements	—	479,000		—	479,000
Total Investments at Value	$550,235,468	$1,412,234		$22	$551,647,724

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$96,418	$—		$—	$96,418

*       For a detailed presentation of investments, please refer to the Portfolio of Investments.

**     Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1 ).

†       Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $506,018,574 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

11

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Profile — June 30, 2018(unaudit)

Industry Allocation*
Banks-Commercial	8.8%
Medical-Drugs	7.4
Diversified Banking Institutions	4.4
Insurance-Life/Health	3.7
Oil Companies-Integrated	3.6
Auto-Cars/Light Trucks	3.3
Telephone-Integrated	3.0
Cosmetics & Toiletries	2.8
Food-Misc./Diversified	2.6
Chemicals-Diversified	2.0
Insurance-Multi-line	1.8
Medical Products	1.8
Apparel Manufacturers	1.7
Diversified Manufacturing Operations	1.6
Electronic Components-Semiconductors	1.4
Industrial Automated/Robotic	1.4
Diversified Minerals	1.4
Cellular Telecom	1.3
Machinery-Electrical	1.2
Beverages-Wine/Spirits	1.2
Semiconductor Equipment	1.1
Rubber-Tires	1.0
Import/Export	1.0
Medical-Biomedical/Gene	0.9
Industrial Gases	0.9
Electronic Components-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.8
Exchange-Traded Funds	0.8
Semiconductor Components-Integrated Circuits	0.8
Soap & Cleaning Preparation	0.8
Chemicals-Specialty	0.8
Building-Residential/Commercial	0.8
Food-Retail	0.8
Insurance-Property/Casualty	0.8
Diversified Operations	0.7
Aerospace/Defense	0.7
Electric-Generation	0.7
Enterprise Software/Service	0.7
Human Resources	0.7
Tobacco	0.7
Retail-Apparel/Shoe	0.7
Metal-Diversified	0.7
Brewery	0.7
Real Estate Investment Trusts	0.6
Power Converter/Supply Equipment	0.6
Audio/Video Products	0.6
Textile-Apparel	0.6
Dialysis Centers	0.6
E-Commerce/Products	0.5
Toys	0.5
Commercial Services	0.5
Athletic Footwear	0.5
Insurance-Reinsurance	0.5
Real Estate Management/Services	0.5
Electric-Integrated	0.4
Transport-Rail	0.4
Real Estate Operations & Development	0.4
Internet Application Software	0.4
Distribution/Wholesale	0.4
Optical Supplies	0.4
Diagnostic Equipment	0.4
Finance-Leasing Companies	0.4
Building & Construction Products-Misc.	0.4
Machinery-Farming	0.4
Building Products-Cement	0.4
Oil Companies-Exploration & Production	0.4
Multimedia	0.4
Web Portals/ISP	0.4
Investment Management/Advisor Services	0.3
Gas-Distribution	0.3
Computer Services	0.3
Agricultural Chemicals	0.3
Steel Pipe & Tube	0.3
Hotels/Motels	0.3
Metal-Aluminum	0.3
Diversified Operations/Commercial Services	0.3
E-Commerce/Services	0.3
Paper & Related Products	0.3
Advertising Agencies	0.3
Oil Refining & Marketing	0.3
Electronic Security Devices	0.3
Wire & Cable Products	0.3
Internet Content-Information/News	0.3
Food-Catering	0.3
Wireless Equipment	0.3
Retail-Building Products	0.3
Aerospace/Defense-Equipment	0.3
Energy-Alternate Sources	0.3
Finance-Other Services	0.3
Computer Data Security	0.3
Medical Instruments	0.3
Metal Processors & Fabrication	0.2
Electric Products-Misc.	0.2
Tools-Hand Held	0.2
Containers-Paper/Plastic	0.2
Transport-Services	0.2
Internet Content-Entertainment	0.2
Photo Equipment & Supplies	0.2
E-Marketing/Info	0.2
Satellite Telecom	0.2
Engineering/R&D Services	0.2
Networking Products	0.2
Machinery-Construction & Mining	0.2
Steel-Producers	0.2
Food-Dairy Products	0.2
Public Thoroughfares	0.2
Investment Companies	0.1
Building-Heavy Construction	0.1
Retail-Jewelry	0.1
Rental Auto/Equipment	0.1
Metal-Copper	0.1
Casino Hotels	0.1
Advertising Sales	0.1
Office Automation & Equipment	0.1
Finance-Credit Card	0.1
Telecom Services	0.1
Transactional Software	0.1
Medical Labs & Testing Services	0.1
Finance-Investment Banker/Broker	0.1
Repurchase Agreements	0.1
Food-Confectionery	0.1
Auto-Heavy Duty Trucks	0.1
Building Products-Air & Heating	0.1
Coatings/Paint	0.1
Security Services	0.1
Cable/Satellite TV	0.1
Machine Tools & Related Products	0.1
Registered Investment Companies	0.1
Resorts/Theme Parks	0.1
Medical-Generic Drugs	0.1
Commercial Services-Finance	0.1
Computer Aided Design	0.1
99.0%

* Calculated as a percentage of net assets

12

Country Allocation*
Japan	20.6%
United Kingdom	17.1
Germany	10.7
France	9.0
Switzerland	7.6
Australia	4.9
Netherlands	3.2
Sweden	2.7
Hong Kong	2.0
United States	2.0
Norway	1.9
Cayman Islands	1.9
Spain	1.7
Italy	1.7
Canada	1.5
Denmark	1.4
Singapore	1.3
South Korea	1.0
Belgium	0.9
Jersey	0.8
Taiwan	0.7
Luxembourg	0.7
Austria	0.6
Finland	0.5
India	0.4
Bermuda	0.4
Ireland	0.4
Israel	0.4
China	0.3
Brazil	0.3
Indonesia	0.1
Mexico	0.1
New Zealand	0.1
Portugal	0.1
99.0%

* Calculated as a percentage of net assets

13

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 15.4%
Diversified Financial Services — 15.4%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.59% (1 ML+0.50%) due 01/25/2036(1)	$126,129	$120,835
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.63% (1 ML+0.54%) due 11/25/2035(1)	151,272	150,111
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	199,326	175,736
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.41% (1 ML+0.34%) due 12/15/2025	119,000	119,274
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.59% (12 MTA+0.94%) due 10/25/2046(1)	60,017	54,549
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.61% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,190,637
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.86% (3 ML+1.51%) due 01/15/2029*(2)	841,716	845,830
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(3)	447,836	444,844
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(1)(3)	658,368	652,140
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(3)	162,915	162,008
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.83% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,083,969
Apidos CLO, Ltd. FRS Series 2015-21A, Class A1R 3.23% (3 ML+0.93%) due 07/18/2027*(2)	1,385,000	1,385,000
Apidos CLO, Ltd. FRS Series 2013-16A, Class A1R 3.34% (3 ML+0.98%) due 01/19/2025*(2)	591,922	591,610
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 3.68% (3 ML+1.33%) due 01/16/2027*(2)	1,305,000	1,304,695
Apidos CLO, Ltd. FRS Series 2015-21A, Class A1 3.79% (3 ML+1.43%) due 07/18/2027*(2)	1,500,000	1,500,000
Atlas Senior Loan Fund, Ltd. FRS Series 2018-10A, Class A 3.44% (3 ML+1.09%) due 01/15/2031*(2)	1,015,000	1,013,565
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.46% (3 ML+1.10%) due 04/25/2026*(2)	1,205,000	1,204,536
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,516
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	79,000	79,012
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.51% (3 ML+1.15%) due 07/20/2025*(2)	295,000	294,869
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.81% (3 ML+1.45%) due 07/20/2028*(2)	1,834,000	1,835,751
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 3.61% (3 ML+1.25%) due 07/20/2030*(2)	995,000	999,166
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.15% (1 ML+0.06%) due 01/25/2037(1)	13,632	11,455
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.31% (1 ML+0.23%) due 02/20/2047(1)	335,080	328,083
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(3)(4)(5)	8,638,198	486,765
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	460,946
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,739,324	1,734,792
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,211,925	1,209,898
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	965,244	963,320
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,557,781	1,552,161
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)	764,505	760,456

Bayview Opportunity Master Fund Trust Series 2017-RN7, Class A1 3.10% due 09/28/2032*(6)	116,013	115,553
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	818,184	814,093
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(6)	747,577	744,821
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,345,745	1,357,506
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.26% (1 ML+0.17%) due 01/25/2037(1)	20,278	19,129
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.57% (1 ML+0.48%) due 02/25/2036(1)	61,528	58,454
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.59% (1 ML+0.50%) due 01/25/2036(1)	181,114	187,490
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.27% (1 ML+0.18%) due 10/25/2036(1)	93,235	87,088
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.29% (1 ML+0.20%) due 02/25/2037(1)	195,343	198,170
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(3)(4)(5)	2,647,012	105,133
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(3)(4)(5)(11)	4,608,000	182,951
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	436,809
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 3.84% (3 ML+1.49%) due 01/15/2029*(2)	680,000	682,176
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1R 3.34% (3 ML+1.00%) due 04/20/2031*(2)	1,617,000	1,609,196
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 3.62% (3 ML+1.26%) due 04/30/2026*(2)	1,217,276	1,216,765
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2018-1A, Class A1 3.08% (3ML + 1.02%) due 04/20/2031*(2)	1,343,000	1,338,098
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.15% (3 ML+0.78%) due 04/27/2027*(2)	1,355,000	1,349,121
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	154,927
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.58% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,181,188
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.46% (3 ML+1.10%) due 01/25/2026*(2)	1,440,464	1,440,165
Cent CLO, Ltd. FRS Series 2014-21A, Class A1AR 3.58% (3 ML+1.21%) due 07/27/2026*(2)	810,000	809,593
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	265,620	263,317
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.52% due 12/25/2035(1)(3)	155,697	148,932
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	254,816	244,839
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.47% due 09/25/2047(1)(3)	201,475	188,400
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.16% (3ML + 0.80%) due 01/20/2028*(2)	1,601,000	1,599,939
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(2)	1,495,000	1,486,432
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,630,322	1,612,495
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	78,645
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	149,121
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.04% due 07/10/2047(3)(4)(5)	4,087,580	197,139

Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.11% due 04/10/2048(3)(4)(5)	3,571,924	188,584
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,035,792
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,249,589
Civic Mortgage LLC Series 2018-1, Class A1 3.89% due 06/25/2022*(1)(6)	411,374	411,278
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(3)	1,195,856	1,187,312
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	477,148	475,394
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	248,668	246,780
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(3)	619,770	616,913
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	875,205
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.41% (1 ML+0.32%) due 11/25/2035(1)	52,221	47,115
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.63% (1 ML+0.54%) due 01/25/2036(1)	127,966	123,191
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.89% (1 ML+0.80%) due 12/25/2035(1)	115,942	101,738
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	182,653	137,745
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.77% (1 ML+0.68%) due 03/25/2035(1)	58,955	54,366
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.34% due 11/20/2035(1)(3)	35,137	32,021
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.73% due 06/20/2035(1)(3)	104,202	104,862
Covenant Credit Partners CLO III, Ltd. FRS Series 2017-1A, Class B 4.20% (3 ML+1.85%) due 10/15/2029*(2)	540,000	542,867
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.97% due 06/15/2057(3)(4)(5)	9,989,600	414,077
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.96% due 01/15/2049(3)(4)(5)	2,802,073	270,644
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	732,183
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,440,468
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	705,525
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	684,220	668,167
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(3)(4)	1,536,000	1,536,068
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	372,000	377,263
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.77% (1 ML+0.70%) due 06/15/2034*(4)	300,000	300,000
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(3)	507,848	504,701
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	466,040	459,310
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.24% (1 ML+0.15%) due 12/25/2036(1)	204,897	188,856
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.24% (1 ML+0.15%) due 03/25/2037(1)	18,115	16,418
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	140,000	137,666

Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(11)	760,000	767,988
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.14% (3 ML+0.80%) due 07/15/2030*(2)	688,500	688,156
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.57% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,537,226
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 3.77% (3 ML+1.43%) due 07/15/2027*(2)	575,000	574,823
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.78% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,373,056
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 2.48% (12 MTA+0.92%) due 03/19/2046(1)	408,733	384,264
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.40% (1 ML+0.31%) due 09/25/2036(11)	495,000	441,355
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 3.59% (3 ML+1.25%) due 05/15/2030*(2)	975,000	977,687
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	177,636
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	168,000	165,036
Galton Funding Mtg. Trust VRS Series 2018-1, Class A43 3.50% due 11/25/2057*(1)(3)	497,756	497,290
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	97,395
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.75% due 09/19/2035(1)(3)	35,860	34,967
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.83% due 04/19/2036(1)(3)	252,484	235,597
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.25% (1 ML+0.16%) due 02/25/2037(1)	56,038	54,986
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.96% (12 MTA+1.40%) due 10/25/2045(1)	189,298	161,085
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,253,506
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	171,482
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,234,505
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,311,319
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(11)	365,000	372,298
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.14% (1 ML+0.05%) due 12/25/2046(11)	42,036	30,654
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 2.16% (1 ML+0.07%) due 12/25/2046(11)	80,828	44,941
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.17% (1 ML+0.08%) due 02/25/2037(11)	411,349	216,451
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.18% (1 ML+0.09%) due 12/25/2036(11)	14,352	7,002
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.19% (1 ML+0.10%) due 03/25/2037(11)	460,865	229,129
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.33% (1 ML+0.24%) due 11/25/2036(11)	104,324	62,022
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.39% (1 ML+0.30%) due 03/25/2036(11)	21,874	16,094
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.41% (1 ML+0.32%) due 04/25/2047(11)	174,384	124,281
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(11)	107,696	55,477
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)(11)	349,264	171,033

GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.39% (1 ML+0.30%) due 01/25/2037(1)	548,068	321,799
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.73% due 01/25/2036(1)(3)	140,338	138,601
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.73% due 01/25/2036(1)(3)	10,844	10,739
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.73% due 10/25/2035(1)(3)	97,788	83,413
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.27% (1 ML+0.19%) due 01/19/2038(1)	11,861	11,629
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.32% (1 ML+0.24%) due 12/19/2036(1)	276,847	256,269
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.36% (1 ML+0.27%) due 02/25/2036	200,000	198,574
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.37% (1 ML+0.28%) due 07/25/2035(1)	6,042	5,226
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.75% due 12/25/2036(1)(3)	250,790	239,519
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.88% due 04/25/2037(1)(3)	157,311	122,733
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	979,035	973,958
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.60% due 05/25/2036(1)(3)	130,306	129,757
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	294,019
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,375,216
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)(4)	31	31
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(6)	1,762,947	1,768,225
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.28% (1 ML+0.19%) due 11/25/2046(1)(11)	386,382	376,059
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.64% (1 ML+1.55%) due 02/01/2023*(1)	476,111	470,769
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.84% (1 ML+1.75%) due 09/01/2022*(1)(8)	411,711	411,711
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.84% (1 ML+1.75%) due 10/01/2022*(1)	684,986	682,323
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,234,573
Madison Park Funding , Ltd. FRS Series 2014-12A, Class AR 3.62% (3 ML+1.26%) due 07/20/2026*(2)	1,290,000	1,289,603
Magnetite CLO, Ltd. FRS Series 2014-8A, Class AR2 3.07% (3ML + 0.98%) due 04/15/2031*(2)	680,000	676,970
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.36% (3 ML+1.00%) due 07/25/2026*(2)	2,515,000	2,511,886
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.86% (3 ML+1.50%) due 07/25/2026*(2)	880,000	879,375
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.91% due 11/21/2034(1)(3)	92,713	95,184
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.82% due 07/25/2035(1)(3)	216,355	179,129
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	497,457	488,847
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	456,093	447,363
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	1,207,037	1,197,435

Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.24% (1 ML+0.15%) due 06/25/2036(11)	11,163	9,540
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.26% due 12/15/2047(3)(4)(5)	2,721,232	115,386
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	499,266
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	775,315
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,821,600
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	50,352
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(3)(4)(5)	1,762,630	155,645
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	753,741
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.26% (1 ML+0.17%) due 11/25/2036(11)	267,509	120,472
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	165,598	165,035
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	301,245	300,069
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	138,904
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.59% (1 ML+1.50%) due 06/25/2057*(1)	1,688,406	1,733,619
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,189,855	1,193,577
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	1,055,744	1,056,743
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	2,060,033	2,077,107
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	2,070,024	2,098,966
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,740,709	1,757,539
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,419,573	1,436,395
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,692,926	1,708,116
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.31% due 06/25/2036(1)(3)	164,181	146,554
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	1,153,343	1,145,526
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	712,678	709,658
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	556,704	551,523
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.49% (3 ML+1.13%) due 07/20/2026*(2)	405,000	404,789
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.20% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,156,664
Octagon Investment Partners 24, Ltd. FRS Series 2015-1A, Class A1R 3.23% (3 ML+0.90%) due 05/21/2027*(2)	1,267,000	1,266,277
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 3.68% (3 ML+1.32%) due 03/17/2030*(2)	865,000	869,486
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 3.47% (3 ML+1.12%) due 07/17/2025*(2)	332,974	332,974
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,872,666

OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	1,511,929	1,520,998
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 3.81% (3 ML+1.45%) due 04/30/2027*(2)	2,100,000	2,099,273
Pretium Mtg. Credit Partners VRS Series 2017-NPL5 Class A1 3.33% due 12/30/2032*(3)	201,265	200,384
Pretium Mtg. Credit Partners Series 2018-NPL1, Class A1 3.38% due 01/27/2033*(6)	283,339	280,956
Pretium Mtg. Credit Partners VRS Series 2018-NPL2, Class A1 3.70% due 03/27/2033*(6)	1,092,670	1,089,217
RALI Series Trust FRS Series 2006-QA3, Class A2 2.39% (1 ML+0.30%) due 04/25/2036(1)	343,870	316,762
RALI Series Trust VRS Series 2007-QH9, Class A1 2.82% due 11/25/2037(1)(3)	70,716	61,234
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	84,894	81,685
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(11)	340,230	173,815
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(11)	157,672	98,775
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.22% due 04/25/2037(1)(3)	27,200	24,141
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.18% (1 ML+0.09%) due 07/25/2036(11)	190,101	93,821
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.47% (3 ML+1.12%) due 07/17/2026*(2)	955,000	954,498
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2R 3.51% (3 ML+1.16%) due 07/17/2026*(2)	1,580,000	1,579,540
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(11)	874,224	874,423
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	227,730	225,900
Sound Point CLO, Ltd. FRS Series 2018-1A, Class A 3.35% (3 ML+1.00%) due 04/15/2031*(2)	1,560,000	1,547,161
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 3.75% (3 ML+1.39%) due 01/23/2029*(2)	600,000	601,568
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.27% (1 ML+0.18%) due 07/25/2037(11)	47,991	41,663
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.34% (1 ML+0.25%) due 11/25/2036(11)	290,000	262,184
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,236,154
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% (1 ML+0.30%) due 09/25/2034(1)	23,423	21,821
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.32% (1 ML+0.23%) due 02/25/2036(1)	126,227	113,806
Symphony CLO LP FRS Series 2012-BR, Class 8AR 3.85% (1 ML+1.75%) due 01/09/2023*(2)	1,200,000	1,198,894
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 3.53% (3 ML+1.18%) due 10/17/2026*(2)	1,150,000	1,149,548
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.63% (3 ML+1.28%) due 07/14/2026*(2)	1,130,000	1,129,650
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,424
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.52% (3 ML+1.16%) due 10/20/2026*(2)	810,000	809,963
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.69% (1 ML+0.60%) due 02/25/2057*	1,459,041	1,460,393
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	347,605	343,718

Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	820,722	805,184
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	2,115,445	2,071,087
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	575,263	565,821
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,560,952	1,523,382
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	150,000	148,484
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.73% (3 ML+1.37%) due 04/20/2027*(2)	1,280,000	1,279,677
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(6)	588,878	586,194
Venture CLO, Ltd. FRS Series 2017-27A, Class A 3.66% (3 ML+1.30%) due 07/20/2030*(2)	665,000	666,740
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.56% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,789,048
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 3.84% (3 ML+1.48%) due 04/20/2026*(2)	1,120,000	1,119,707
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,178,150
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	408,627	406,346
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	323,873	321,210
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(6)	564,688	558,796
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,526,963	1,519,946
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(6)	895,842	895,461
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 3.30% (3 ML+0.95%) due 10/14/2026*(2)	350,000	349,825
Voya CLO, Ltd. FRS Series 2014-1A, Class AAR2 3.35% (3 ML+0.99%) due 04/18/2031*(2)	555,000	552,649
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 3.60% (3 ML+1.25%) due 04/17/2030*(2)	250,000	250,324
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.28% (12 MTA+0.82%) due 12/25/2046(1)	506,220	457,605
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.40% (COFI 11+1.50%) due 11/25/2046(1)	71,097	69,565
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 2.44% (12 MTA+0.88%) due 10/25/2046(1)	202,116	182,445
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.57% due 06/25/2037(1)(3)	176,683	165,503
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.39% (12 MTA+0.83%) due 11/25/2046(1)	150,983	138,588
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 2.69% (1 ML+0.60%) due 07/25/2036(1)	87,901	61,837
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.30% due 05/15/2048(3)(4)(5)	3,675,855	191,365
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.31% due 09/15/2057(3)(4)(5)	9,542,077	473,605
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)(4)	75,000	65,126
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 3.75% due 10/25/2036(1)(3)	122,337	120,100

Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.09% due 10/25/2035(1)(3)	575,000	585,100
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(11)	447,750	438,101
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,207,450
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(3)(4)(5)	469,416	8,413
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	145,344
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	150,000	147,151
York, Ltd. FRS Series 2016-2A, Class A 3.99% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,256,041
Total Asset Backed Securities (cost $157,244,058)		156,808,231
U.S. CORPORATE BONDS & NOTES — 27.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	94,556
Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	214,000	213,767
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	1,533,000	1,443,038
		1,656,805
Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	191,000	192,493
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	115,000	110,687
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	165,000	161,843
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	56,868
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	140,076
		661,967
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	210,000	177,450
Mosaic Co. Senior Notes 3.25% due 11/15/2022	101,000	98,111
		275,561
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(8)	12,115	12,158
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	444,922
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	650,000	642,330
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	68,833	68,949
		1,168,359
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	74,000	75,406
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,016,248
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	360,000	351,920
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	628,811
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	575,000	571,629
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	385,000	382,247
		3,026,261

Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	346,000	343,841
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	473,000	452,619
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	282,781
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	382,000	381,224
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	545,000	505,069
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	452,000	440,157
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	485,281
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	966,354
General Motors Co. Senior Notes 5.40% due 04/01/2048	480,000	456,021
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	248,713
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	570,538
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	285,000	279,601
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	325,000	316,638
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	258,000	249,083
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	595,000	591,934
		6,569,854
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	85,000	87,125
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	74,765
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	653,000	663,741
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	261,771
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	459,531
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,808
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	234,000	225,656
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	671,000	862,395
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	370,000	357,240
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	900,000	886,756
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	103,000	98,365
		4,072,263
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.30% due 09/11/2019	1,890,000	1,879,770
Banks-Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	144,000	133,803
Citibank NA Senior Notes 2.13% due 10/20/2020	313,000	305,490
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	639,839
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,343,641
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	607,215
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	863,319
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,836,000	1,785,392
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	1,560,000	1,494,673

Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	323,000	295,709
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	876,000	847,687
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	185,000	182,716
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	287,161
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,580,000	1,699,837
Wells Fargo Bank NA Senior Notes 2.60% due 01/15/2021	293,000	288,332
		10,774,814
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Company Guar. Notes 6.38% due 07/15/2026*	115,000	116,941
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	86,000	85,570
		202,511
Beverages-Non-alcoholic — 0.0%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.06% due 05/25/2023*	99,000	99,241
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*	142,000	142,526
		241,767
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,285,000	1,231,554
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	169,145
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	770,000	727,828
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	109,448
		2,237,975
Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	350,000	345,176
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	1,800,000	1,784,950
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	758,000	768,269
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	636,000	654,049
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	540,000	536,665
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	940,000	926,139
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	990,000	967,002
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	714,815
		6,697,065
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	308,000	304,282
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	819,824
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	509,000	496,192
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	430,000	441,032
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	76,000	73,177
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	85,000	81,600
		2,216,107
Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	314,000	258,415

Owens Corning Company Guar. Notes 4.40% due 01/30/2048	88,000	73,474
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	94,235
		426,124
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	97,375
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	65,000	56,333
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	157,000	146,696
		203,029
Building Products-Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	85,213
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	221,744
Masco Corp. Senior Notes 4.50% due 05/15/2047	116,000	101,539
		408,496
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	120,150
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	183,000	163,556
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	100,000	98,721
		262,277
Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	170,000	169,575
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	90,000	82,350
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	82,237
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	600,000	599,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	460,590
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	888,698
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	26,000	24,561
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	531,000	482,200
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	651,000	630,245
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	88,000	91,961
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,115,000	2,229,285
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	744,595
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	65,000	58,985
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	624,000	544,276
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	67,551
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	267,169
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	645,000	611,052

Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	184,908
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	45,000	44,082
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	442,008
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	160,000	167,600
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	260,250
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	80,000	80,100
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	254,711
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	122,289
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,166,949
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	300,000
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,229,707
		12,287,172
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	165,000	171,600
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	321,000	332,837
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	417,000	413,789
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,950,000	1,911,000
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	37,000	38,665
		2,867,891
Chemicals-Specialty — 0.0%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	90,000	88,425
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	75,000	77,625
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	143,088
		309,138
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	140,000	136,500
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	165,000	167,887
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	25,000	22,626
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	205,353
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	500,728
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	170,000	162,250
		890,957
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	223,000	214,972
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	145,000	142,100
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	262,000	258,690
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	576,000	570,541
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	73,000	71,192
		1,042,523

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	172,585
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	142,018
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	449,189
Apple, Inc. Senior Notes 3.45% due 02/09/2045	515,000	460,268
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	264,096
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	496,509
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	78,779
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	415,000	487,276
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	73,000	74,477
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	610,000	602,604
		3,227,801
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	125,000	119,729
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	115,000	115,287
		235,016
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,430,000	1,390,675
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	69,375
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	47,520
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	102,375
		149,895
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026*	32,000	30,400
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	95,000	88,469
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	71,000	72,597
		191,466
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*	75,000	71,953
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	69,540
		141,493
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	455,000	453,133
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	235,574
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	260,000	252,797
		488,371
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	115,000	108,244
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	80,000	78,600
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	75,000	74,813
		153,413
Diversified Banking Institutions — 5.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	2,070,000	2,041,600

Bank of America Corp. Senior Notes 2.37% due 07/21/2021	690,000	676,403
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,835,000	1,757,651
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,478,544
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,126,277
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	287,000	284,062
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	726,782
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,147,000	3,064,857
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,155,000	1,127,620
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	797,195
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	835,000	801,870
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	236,000	227,571
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024	1,940,000	1,949,701
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	497,956
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	133,000	126,538
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,182,486
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,246,062
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	1,975,978
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	695,000	683,624
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	92,546
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	78,000	74,172
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	355,669
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	110,616
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,072,285
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	812,262
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,764,000	1,742,966
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	74,024
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,806,633
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,550,703
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	304,000	293,382
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,341,396
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,135,794
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	899,000	819,120
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,035,000	1,019,382
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	495,000	489,881
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	572,252
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	171,524
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	712,212
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	689,000	817,734
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	870,000	840,517

JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	490,000	477,389
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	321,000	314,576
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	648,001
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,066,023
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,694,148
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,165,369
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	460,000	468,291
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	850,000	785,055
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	46,003
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	250,000	235,321
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	462,773
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	543,057
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	140,964
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	880,214
Morgan Stanley Senior Notes 2.45% due 02/01/2019	75,000	74,873
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	268,589
Morgan Stanley Senior Notes 2.75% due 05/19/2022	251,000	243,156
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,344,175
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,501,000	3,327,515
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	542,528
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	503,496
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	400,454
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	797,328
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	524,310
Morgan Stanley Senior Notes 3.97% due 07/22/2038	111,000	102,850
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	977,020
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	237,000	237,905
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	167,680
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	803,000	832,412
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	208,928
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	129,565
		59,287,815
Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	159,000	151,132
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	480,254
		631,386
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,200,000	1,171,336
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	321,812
		1,493,148
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	428,705

Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	740,935
		1,169,640
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	363,075
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	60,000	58,956
		422,031
Electric-Integrated — 1.7%
AES Corp. Senior Notes 4.00% due 03/15/2021	270,000	268,650
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	328,112
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	197,000	242,959
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	358,566
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	735,409
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	78,380
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,331
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	62,818
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,107,631
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	688,428
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	218,111
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	159,920
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	888,199
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	233,243
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	559,971
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	218,000	215,478
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	128,471
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	209,000	202,753
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	762,031
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	246,000	251,529
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	476,000	616,922
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	1,610,000	1,572,719
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	377,838
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	93,415
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	717,548
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	266,000	253,937
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	146,000	145,805
Pacific Gas & Electric Co VRS Senior Notes 3.75% due 08/15/2042	60,000	49,500
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	185,000	165,020
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	1,085,000	974,269
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	100,000	85,545
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	30,000	25,854
Pacific Gas & Electric Co. Senior Notes 4.25% due 03/15/2046	75,000	66,919
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	52,000	46,758

Pacific Gas & Electric Co. Senior Notes 4.45% due 04/15/2042	33,000	29,905
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	445,513
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	610,000	658,721
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	192,000	192,905
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	132,000	132,433
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	86,000	81,573
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	600,000	546,480
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	305,000	307,384
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	75,000	70,960
Southern Co. Senior Notes 1.85% due 07/01/2019	460,000	455,426
Southern Co. Senior Notes 2.75% due 06/15/2020	440,000	436,217
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	631,819
		16,721,375
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	182,271
Electronic Components-Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028	53,000	49,999
Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,040,000	1,026,449
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	385,000	374,474
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	853,449
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,015,000	1,950,536
Intel Corp. Senior Notes 2.45% due 07/29/2020	303,000	301,058
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	160,784
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	865,000	866,471
		5,533,221
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	700,000	678,419
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	61,000	60,892
		739,311
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	125,000	123,744
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	91,000	91,000
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	129,000	135,127
Oracle Corp. Senior Notes 2.95% due 11/15/2024	147,000	141,725
Oracle Corp. Senior Notes 3.80% due 11/15/2037	63,000	59,592
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	233,691
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	43,629
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	423,572

Oracle Corp. Senior Notes 5.38% due 07/15/2040	215,000	242,534
		1,279,870
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	100,000	101,750
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	93,000	96,022
		197,772
Finance-Consumer Loans — 0.0%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	140,000	144,900
SLM Corp. Senior Notes 5.63% due 08/01/2033	125,000	105,625
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	100,000	99,250
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	27,000	26,865
		376,640
Finance-Credit Card — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	102,000
American Express Co. Senior Notes 2.50% due 08/01/2022	402,000	385,498
American Express Co. Senior Notes 3.40% due 02/27/2023	625,000	617,744
		1,105,242
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	127,000	112,067
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)(11)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)(11)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	87,525
		199,615
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	122,348
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	273,000	267,933
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	145,000	139,340
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	118,000	113,979
		521,252
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	31,000	28,830
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	59,000	56,346
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	82,000	78,124
		163,300
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	115,000	114,177
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	815,000	705,059
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	740,000	732,886
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	225,314
		1,777,436
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	161,000	142,485
Kroger Co. Senior Notes 4.65% due 01/15/2048	226,000	213,404
		355,889

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	512,662
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	85,000	86,169
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)(11)	1,320	22
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	74,000	71,871
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	178,227
Hotels/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 4.15% due 04/01/2024	85,000	83,619
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027	107,000	104,057
		187,676
Independent Power Producers — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	85,000	85,000
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	284,558
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	283,603
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	298,654
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	589,502
		1,456,317
Insurance-Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	66,000	60,892
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	75,000	61,810
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	575,000	565,932
		688,634
Insurance-Multi-line — 0.4%
Assurant, Inc. FRS Senior Notes 3.59% (3 ML+1.25%) due 03/26/2021	3,560,000	3,568,947
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	152,400
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	355,000	353,818
		4,075,165
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	63,000	59,012
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	233,240
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	190,567
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	366,000	356,835
		839,654
Insurance-Property/Casualty — 0.0%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	65,000	65,975
Markel Corp. Senior Notes 4.30% due 11/01/2047	122,000	112,758
		178,733
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	138,375
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	85,000	87,192
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	139,000	134,237
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	197,000	197,211

Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	63,000	62,685
		394,133
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	242,000	240,784
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	112,000	112,287
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	167,000	164,072
		276,359
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	107,000	110,210
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	120,000	122,700
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	1,230,000	1,202,595
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	234,000	226,231
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	193,954
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	276,225
		696,410
Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,340,000	2,247,767
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,345,000	1,273,180
		3,520,947
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,185,000	1,147,584
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	80,000	79,178
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	154,146
Celgene Corp. Senior Notes 4.55% due 02/20/2048	134,000	122,367
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	459,472
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	308,213
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	515,985
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	1,160,000	1,108,818
		3,895,763
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	937,220
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,065,672
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	202,000	202,384
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	100,000	80,000
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	148,000	148,063
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,472,460
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	952,474
		4,858,273
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	424,000	407,695
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	357,311
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	499,937
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	765,015

Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	387,734
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	780,000	804,868
Centene Escrow I Corp. Senior Notes 5.38% due 06/01/2026*	65,000	65,853
Humana, Inc. Senior Notes 2.50% due 12/15/2020	365,000	358,253
UnitedHealth Group, Inc. Senior Notes 2.38% due 10/15/2022	673,000	647,093
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	600,000	600,718
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	520,000	520,086
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	129,415
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	345,000	345,957
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	854,729
		6,336,969
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	100,000	92,500
Dignity Health Sec. Notes 2.64% due 11/01/2019	2,115,000	2,110,962
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	79,456
		2,282,918
Medical-Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	85,000	87,486
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	930,000	891,511
		978,997
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	93,000	96,952
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	38,300
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	59,000
		194,252
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	93,555
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	510,000	471,276
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	75,000	71,063
Multimedia — 0.7%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	372,259
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	470,000	561,637
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	179,932
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	154,006
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	115,262
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	545,000	489,935
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	44,000	40,081
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,550,000	2,535,443
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	355,000	297,862
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,155,000	1,090,752

Warner Media LLC Company Guar. Notes 4.88% due 03/15/2020	860,000	882,957
		6,720,126
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	710,000	696,581
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	1,020,000	918,000
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	850,000	816,759
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	107,093
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	444,762
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	201,000	232,287
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	200,000	240,372
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	85,000	85,212
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	51,000	51,351
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	75,000	73,166
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	182,000	180,933
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	75,000	75,991
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	100,000	97,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	450,000	434,622
Hess Corp. Senior Notes 5.60% due 02/15/2041	198,000	198,932
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	174,326
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	279,637
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	115,430
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	425,490
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	69,000	73,313
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	700,000	688,639
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	167,000	167,591
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	212,000	250,994
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	92,025
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	69,000	66,068
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	49,000	33,320
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	75,000	77,625
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	75,000	76,406
		5,559,344
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	553,000	550,236
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	93,765
Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 3.80% due 04/01/2028	540,000	510,013
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	137,000	144,021
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	1,140,000	1,112,617

Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	900,000	852,150
		2,618,801
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	34,000	34,552
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	85,000	84,575
Halliburton Co. Senior Notes 4.85% due 11/15/2035	58,000	59,976
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	135,000	128,250
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	64,000	66,240
		373,593
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	254,000	268,872
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	163,000	162,264
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	397,778
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	133,039
International Paper Co. Senior Notes 5.00% due 09/15/2035	84,000	84,871
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	147,105
		1,193,929
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	145,000	143,905
Pharmacy Services — 0.9%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	4,539,000	4,496,142
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	1,505,000	1,503,056
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	765,000	760,946
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	203,000	199,665
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	849,000	864,024
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,155,139
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	83,773	82,198
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	59,237	63,305
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	109,184	117,443
		9,241,918
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	155,000	151,125
Pipelines — 1.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,045,000	1,001,002
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	271,000	261,391
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	85,000	85,637
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	190,000	188,337
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	105,000	102,422
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	95,000	91,676
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	390,000	389,808
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	54,000	49,398

Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	23,000	22,970
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	270,000	287,341
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	138,344
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	124,481
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	157,815
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	490,000	489,211
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	609,896
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	69,190
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	68,687
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	119,000	120,190
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	770,000	714,793
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	118,937
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	660,212
MPLX LP Senior Notes 4.00% due 03/15/2028	420,000	399,452
MPLX LP Senior Notes 4.13% due 03/01/2027	595,000	567,573
MPLX LP Senior Notes 4.70% due 04/15/2048	250,000	231,802
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	308,024
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	176,000	174,240
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	184,000	178,039
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	66,137
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	430,000	416,287
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	112,000	108,640
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	37,000	34,872
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	93,000	91,372
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	430,000	395,382
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	936,986
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	258,939
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028*	300,000	291,558
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	1,065,000	1,047,058
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	900,000	866,121
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	153,252
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	313,000	302,827
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	141,000	145,759
		12,726,058
Poultry — 0.0%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	90,000	83,475

Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	130,000	120,250
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	118,800
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	120,000	115,500
Real Estate Investment Trusts — 0.2%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	735,000	703,598
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	401,102
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	102,000	98,430
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	63,000	61,637
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	125,000	120,625
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	85,000	83,300
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	82,913
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	102,621
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	48,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	105,000	100,275
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	25,000	23,888
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	100,000	96,000
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	105,000	101,202
		2,023,591
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	130,950
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	95,000	89,300
		220,250
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	82,450
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	150,000	146,250
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	86,000	82,775
		229,025
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	109,000	108,204
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	132,000	124,717
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	84,000	83,239
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	189,000	175,486
		258,725
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	425,000	365,098
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	191,693
		556,791
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	610,000	614,540
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	610,000	615,139

Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	491,221
		1,720,900
Retail-Office Supplies — 0.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	159,000	148,268
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	61,845
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	72,000	69,480
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	125,000	128,401
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	830,000	827,391
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	50,000	52,494
		1,077,766
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	130,000	120,250
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	299,000	298,870
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	541,000	570,807
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	369,213
		1,238,890
Schools — 0.0%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	85,000	85,850
Security Services — 0.0%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	80,000	82,800
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	169,000	168,862
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	155,000	154,948
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	62,000	58,673
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	75,000	69,750
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	57,000	55,433
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	205,000	196,544
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	43,000	42,409
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	75,000	75,446
		439,582
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	765,000	731,013
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,353,000	2,221,012
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	75,000	63,535
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	432,000	399,576
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	863,768
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	514,000	459,144
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	692,000	656,666
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	696,204
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	89,000	88,110
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	85,000	85,425
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	141,000	92,355

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	761,061
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	73,678
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,850,000	1,791,506
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	780,000	711,135
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,078,155
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	630,000	591,983
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,104,000	2,160,805
		13,525,131
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	87,000	91,785
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	74,000	70,833
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	16,000	15,220
		177,838
Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,345,000	1,181,818
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	33,114
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	3,665,000	3,581,532
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,505,000	1,411,903
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	825,000	766,043
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	851,000	850,127
		7,824,537
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	134,000	123,720
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	153,000	150,776
Transport-Rail — 0.4%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,841,829
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	783,754
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,011,171
		3,636,754
Transport-Services — 0.1%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	150,000	147,351
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	675,000	606,326
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	432,544
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	245,000	231,974
		1,418,195
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	242,000	239,178
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,102,143
		1,341,321
Total U.S. Corporate Bonds & Notes (cost $280,333,614)		273,851,864
FOREIGN CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	100,000	100,375
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	153,937

Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*	75,000	72,750
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	197,966
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	1,371,000	1,363,325
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	895,000	877,528
		2,665,506
Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	630,000	571,914
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	201,000	193,463
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	90,606
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	529,000	521,276
		611,882
Banks-Commercial — 0.8%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	710,000	694,100
BPCE SA Senior Notes 2.75% due 01/11/2023*	940,000	898,201
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	333,221
BPCE SA Sub. Notes 4.50% due 03/15/2025*	255,000	248,596
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	357,000	348,362
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	550,000	542,641
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	198,447
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	257,622
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	485,000	445,810
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	675,000	578,622
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	242,306
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	250,000	249,337
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,500,000	2,442,507
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	253,000	246,492
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020	140,000	139,907
		7,866,171
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	228,971
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	109,000	106,881
Cable/Satellite TV — 0.1%
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	391,080
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	190,020
		581,100
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	69,000	68,410
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	1,840,000	1,818,128
		1,886,538
Chemicals-Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	560,000	517,709
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	66,325

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	84,256
		668,290
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	741,696
Methanex Corp. Senior Notes 5.65% due 12/01/2044	300,000	291,484
		1,033,180
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	115,086
Consulting Services — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,464,343
Diversified Banking Institutions — 1.2%
Banco Santander SA Senior Notes 3.80% due 02/23/2028	800,000	730,706
Banco Santander SA Senior Notes 3.85% due 04/12/2023	1,200,000	1,173,591
Barclays PLC Sub. Notes 4.84% due 05/09/2028	200,000	188,884
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	347,517
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	1,235,000	1,166,683
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	234,603
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	360,000	328,611
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,573,338
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,484,465
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,178,141
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	565,000	555,392
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	444,415
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	209,000	206,182
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	70,000	64,595
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	189,000	182,417
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	72,000	71,745
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	202,000	193,862
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	704,000	698,602
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	400,000	398,220
UBS AG Senior Notes 2.45% due 12/01/2020*	860,000	840,665
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	560,000	497,207
		12,559,841
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	333,000	325,501
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	255,000	247,039
		572,540
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	316,505
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.75% due 04/10/2022*	2,005,000	1,990,584
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	959,691

Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	907,332
		1,867,023
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	204,020
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	88,599
		292,619
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	295,862
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	179,715
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	425,000	388,754
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	324,441
		1,188,772
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	55,000	58,163
Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Senior Notes 7.00% due 07/15/2026*	85,000	85,850
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	70,000	68,903
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	127,000	116,523
		185,426
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	380,000	350,421
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	133,000	138,075
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	78,000	77,751
Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	1,235,000	1,200,778
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	495,000	468,280
		1,669,058
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	165,065
Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	126,000	123,628
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	389,870
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	765,000	766,284
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,110,542
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	138,000	129,830
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	185,000	173,784
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	91,000	95,409
		2,665,719
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	570,000	553,496
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	515,000	506,754
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	495,000	489,565
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	397,467

Mylan NV Company Guar. Notes 3.95% due 06/15/2026	375,000		358,123
			2,305,405
Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000		193,000
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000		200,000
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	80,000		82,400
			475,400
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,170,000		1,267,110
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000		628,537
			1,895,647
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	95,000		90,012
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	57,000		58,710
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	85,000		85,637
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	75,000		72,188
			306,547
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,835,000		1,790,335
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	200,000		206,079
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000		655,218
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	148,000		137,640
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000		122,693
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000		103,207
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*	540,000		510,975
			3,526,147
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	233,000		232,266
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	191,000		183,970
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	134,000		131,186
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	180,000		181,584
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	200,000		195,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	289,000		272,498
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	955,000		978,764
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	597,862
			2,773,630
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	200,000		206,698
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	60,000		59,475
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000		30,535
			90,010
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	475,000		450,115
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	345,000		344,870
			794,985

Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	150,000	153,187
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	200,000	200,500
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	225,000	201,870
		402,370
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	64,000	64,320
Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	675,000	725,625
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	2,055,000	2,026,744
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000	654,756
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	525,000	483,921
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	367,000	353,756
		4,244,802
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	484,655
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	399,921
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,060,000	1,049,075
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	506,202
		2,439,853
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	439,205
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	340,723
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	134,557
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	216,537
		1,131,022
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	385,000	361,900
Total Foreign Corporate Bonds & Notes (cost $66,439,618)		63,572,663
U.S. GOVERNMENT AGENCIES — 23.4%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	959,656
Federal Home Loan Mtg. Corp. — 5.2%
1.25% due 10/02/2019	1,272,000	1,252,673
2.38% due 01/13/2022	1,097,000	1,082,601
2.50% due 01/01/2028	140,833	137,743
2.50% due 04/01/2028	471,924	461,575
2.50% due 03/01/2031	264,611	257,344
2.50% due 10/01/2032	369,387	359,200
3.00% due 08/01/2027	287,030	287,133
3.00% due 10/01/2042	275,705	269,387
3.00% due 11/01/2042	300,769	293,841
3.00% due 02/01/2043	622,399	604,010
3.00% due 04/01/2043	351,084	342,696
3.00% due 08/01/2043	1,277,724	1,247,295
3.00% due 07/01/2045	1,112,433	1,080,637
3.00% due 10/01/2045	576,260	559,320
3.00% due 08/01/2046	691,335	670,261
3.33% (6 ML+1.49%) due 02/01/2037 FRS	32,370	33,412
3.50% due 01/01/2032	858,513	869,676
3.50% due 11/01/2041	294,686	295,577
3.50% due 03/01/2042	141,256	141,683
3.50% due 08/01/2042	257,214	257,989
3.50% due 09/01/2043	102,872	103,183
3.50% due 03/01/2045	846,472	845,720
3.50% due 07/01/2045	1,883,157	1,881,266
3.50% due 08/01/2045	432,902	432,568
3.50% due 10/01/2045	783,882	783,095
3.50% due 11/01/2045	987,284	986,292
3.50% due 01/01/2046	36,118	36,074
3.50% due 11/01/2047	969,690	965,250
3.50% due July TBA	13,100,000	13,031,236
3.75% due 03/27/2019	796,000	804,605
3.76% (12 ML+1.89%) due 11/01/2037 FRS	225,650	237,390
4.00% due 09/01/2040	222,082	228,303
4.00% due 07/01/2044	381,940	390,897
4.00% due 10/01/2045	381,845	390,794
4.00% due July TBA	10,300,000	10,498,489
4.50% due 04/01/2044	79,952	83,316
4.50% due 09/01/2044	840,497	875,861

4.50% due July TBA	900,000	936,462
4.50% due August TBA	400,000	415,456
5.00% due 11/01/2043	409,600	437,149
5.00% due July TBA	2,000,000	2,111,127
5.50% due 01/01/2036	151,423	164,332
6.00% due 03/01/2040	11,857	13,080
6.25% due 07/15/2032	206,000	275,703
6.75% due 03/15/2031	100,000	136,532
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.07% due 10/25/2047*(3)(4)	730,000	725,849
Series 2017-K729,Class B 3.80% due 11/25/2049*(3)(4)	170,000	166,003
Series 2017-K71, Class B 3.88% due 11/25/2050*(3)(4)	295,000	282,042
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K013, Class X1 VRS 0.69% due 01/25/2021(3)(4)(5)	2,029,441	24,634
Series K064, Class X1 VRS 0.74% due 03/25/2027(3)(4)(5)	5,169,955	233,935
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,098,028
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.29% (1 ML+1.20%) due 08/25/2029(1)	443,693	446,688
Series 2018-HRP1, Class M2 3.74% (1 ML+1.65%) due 04/25/2043*(1)	200,000	201,115
Series 2015-DNA1, Class M2 3.94% (1 ML+1.85%) due 10/25/2027(1)	110,905	112,980
Series 2014-DN1, Class M2 4.29% (1 ML+2.20%) due 02/25/2024(1)	230,105	236,619
Series 2014-HQ2, Class M2 4.29% (1 ML+2.20%) due 09/25/2024(1)	407,193	419,549
Series 2015-HQA2, Class M2 4.89% (1 ML+2.80%) due 05/25/2028(1)	189,791	195,115
Federal Home Loan Mtg. Corp., REMIC
Series 3883, Class PB 3.00% due 05/15/2041(1)	331,206	328,397
Series 4740, Class BA 3.00% due 09/15/2045(1)	484,782	477,398
Series 3820, Class DA 4.00% due 11/15/2035(1)	152,228	153,787
		52,670,372
Federal National Mtg. Assoc. — 13.9%
zero coupon due 10/09/2019	7,452,000	7,214,651
1.88% due 09/24/2026	837,000	764,276
2.50% due 04/01/2028	322,604	315,888
2.50% due 01/01/2032	1,103,734	1,073,249
2.50% due July TBA	2,600,000	2,434,656
2.63% due 09/06/2024	2,025,000	1,991,274
2.64% due 03/01/2027	291,041	276,933
2.78% due 03/01/2027	590,550	566,435
2.88% due 11/01/2027	2,145,000	2,046,798
2.97% due 06/01/2027	1,070,961	1,040,460
2.97% due 06/01/2030	1,235,000	1,169,305
3.00% due 04/01/2027	33,764	33,770
3.00% due 07/01/2027	1,510,000	1,456,087
3.00% due 10/01/2027	424,856	424,920
3.00% due 10/01/2030	416,833	415,870
3.00% due 10/01/2032	1,007,546	1,002,112
3.00% due 03/01/2042	538,721	526,805
3.00% due 12/01/2042	155,708	152,177
3.00% due 05/01/2043	381,868	373,077
3.00% due 02/01/2045	316,323	307,881
3.00% due 09/01/2046	344,971	334,686
3.00% due 12/01/2046	543,563	527,357
3.00% due 01/01/2047	729,678	707,923
3.00% due 02/01/2048	1,546,736	1,500,213
3.00% due July TBA	2,600,000	2,584,737
3.13% due 02/01/2027	402,000	395,151
3.16% due 08/01/2027	2,025,000	1,978,567
3.42% (6 ML+1.54%) due 09/01/2035 FRS	195,614	202,648
3.48% (1 Yr USTYCR+2.19%) due 10/01/2035 FRS	246,963	260,990
3.50% due 08/01/2026	155,339	157,296
3.50% due 09/01/2026	188,768	191,181
3.50% due 08/01/2027	27,056	27,397
3.50% due 10/01/2028	67,529	68,614
3.50% due 03/01/2042	312,953	314,066
3.50% due 08/01/2042	727,790	727,782
3.50% due 07/01/2045	260,941	260,495
3.50% due 08/01/2045	636,890	635,802
3.50% due 09/01/2045	573,603	572,622
3.50% due 10/01/2045	500,397	499,541

3.50% due 11/01/2045	589,607	588,690
3.50% due 12/01/2045	817,664	816,267
3.50% due 02/01/2046	353,703	353,098
3.50% due 03/01/2046	552,994	550,764
3.50% due 07/01/2046	899,513	898,588
3.50% due 04/01/2048	1,630,805	1,626,247
3.50% due July TBA	73,100,000	72,756,138
3.57% (12 ML+1.82%) due 10/01/2040 FRS	52,377	55,138
3.58% (12 ML+1.83%) due 10/01/2040 FRS	120,770	127,047
3.58% (12 ML+1.77%) due 05/01/2040 FRS	226,098	237,092
3.66% (12 ML+1.57%) due 05/01/2037 FRS	46,759	48,848
3.79% (12 ML+1.66%) due 07/01/2039 FRS	163,333	171,168
4.00% due 10/01/2040	156,712	160,955
4.00% due 11/01/2040	287,025	294,797
4.00% due 10/01/2041	246,149	252,794
4.00% due 11/01/2041	233,071	239,500
4.00% due 01/01/2043	847,160	871,211
4.00% due 10/01/2044	465,158	475,307
4.00% due 02/01/2045	875,318	898,749
4.00% due 02/01/2046	59,518	60,719
4.00% due 01/01/2047	974,837	994,727
4.00% due 05/01/2047	216,689	221,162
4.00% due 07/01/2047	2,667,663	2,722,869
4.00% due 08/01/2047	445,161	454,420
4.05% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	90,790	95,850
4.06% (12 ML+1.91%) due 08/01/2035 FRS	131,737	139,251
4.50% due 10/01/2024	49,253	49,613
4.50% due 06/01/2039	146,798	153,514
4.50% due 05/01/2041	99,194	104,326
4.50% due 03/01/2042	295,735	310,426
4.50% due 08/01/2045	968,709	1,023,607
4.50% due 04/01/2047	751,809	783,693
4.50% due 11/01/2047	901,207	940,438
5.00% due 05/01/2040	229,653	246,354
5.00% due 06/01/2040	23,853	25,571
5.00% due 07/01/2040	531,723	570,394
5.00% due 02/01/2045	610,331	654,888
5.50% due 12/01/2029	37,890	40,608
5.50% due 08/01/2037	143,876	155,838
5.50% due 06/01/2038	83,123	90,055
5.50% due July TBA	1,900,000	2,037,305
6.00% due 11/01/2038	9,451	10,404
6.00% due 06/01/2040	77,788	85,646
6.50% due 10/01/2037	966	1,065
6.63% due 11/15/2030	871,000	1,168,291
7.25% due 05/15/2030	2,260,000	3,157,319
Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1 4.09% (1 ML+2.00%) due 10/25/2023(1)	9,050	9,085
Series 2016-C07, Class 2M2 6.44% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,045,749
Series 2014-C04, Class 1M2 6.99% (1 ML+4.90%) due 11/25/2024(1)	339,895	388,822
Series 2015-C04, Class 1M2 7.79% (1 ML+5.70%) due 04/25/2028(1)	169,237	196,980
Series 2016-C02, Class 1M2 8.09% (1 ML+6.00%) due 09/25/2028(1)	113,000	133,658
Federal National Mtg. Assoc., REMIC
Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	291,039	274,598
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	563,815	534,081
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	599,583	579,184
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	777,323	766,663
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	143,140	141,071
Series 2017-72, Class B 3.00% due 09/25/2047(1)	700,386	689,675
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	722,569	711,476
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	740,005	717,840
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	308,078	311,506
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	763,669	770,706
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	660,231	665,309
		141,190,846
Government National Mtg. Assoc. — 4.1%
3.00% due 02/20/2045	309,952	306,131
3.00% due 05/20/2045	249,535	245,534
3.00% due 07/20/2045	55,550	54,659
3.00% due July TBA	7,000,000	6,848,379
3.50% due 03/20/2045	210,084	211,420
3.50% due 04/20/2045	325,088	327,156
3.50% due 07/20/2045	99,724	100,358
3.50% due 03/20/2047	512,549	514,986
3.50% due July TBA	14,300,000	14,350,425
4.00% due 03/15/2039	105,557	108,226
4.00% due 04/15/2039	8,322	8,533
4.00% due 05/15/2039	38,016	38,976
4.00% due 08/15/2039	10,473	10,738
4.00% due 10/15/2039	40,950	41,985
4.00% due 03/15/2040	34,503	35,375
4.00% due 09/15/2040	28,253	29,020
4.00% due 10/15/2040	22,704	23,386
4.00% due 12/15/2040	14,067	14,459

4.00% due 01/15/2041	4,480	4,592
4.00% due 02/15/2041	8,866	9,149
4.00% due 06/15/2041	127,428	131,337
4.00% due 07/15/2041	28,675	29,485
4.00% due 08/15/2041	323,905	333,110
4.00% due 09/15/2041	61,303	63,044
4.00% due 10/15/2041	139,409	143,417
4.00% due 11/15/2041	141,571	145,457
4.00% due 12/15/2041	139,893	143,810
4.00% due 01/15/2042	29,261	30,081
4.00% due 02/15/2042	7,178	7,359
4.00% due 03/15/2042	100,221	103,195
4.00% due 04/15/2042	4,284	4,393
4.00% due 03/20/2044	143,007	147,701
4.00% due 07/20/2045	408,426	421,825
4.00% due 10/20/2045	70,593	72,910
4.00% due July TBA	6,500,000	6,661,992
4.50% due 08/15/2018	40	40
4.50% due 09/15/2018	1,118	1,118
4.50% due 10/15/2018	7,608	7,611
4.50% due 09/15/2033	56,880	59,642
4.50% due 03/15/2039	88,057	92,213
4.50% due 05/15/2039	48,724	51,366
4.50% due 07/15/2039	28,139	29,478
4.50% due 10/15/2039	103,780	109,343
4.50% due 11/15/2039	1,472	1,532
4.50% due 01/15/2040	31,572	33,389
4.50% due 02/15/2040	50,930	53,103
4.50% due 03/15/2040	31,418	32,684
4.50% due 04/15/2040	1,718	1,818
4.50% due 05/15/2040	7,519	7,908
4.50% due 07/15/2040	34,490	36,493
4.50% due 04/15/2041	10,452	10,870
4.50% due 05/15/2041	125,476	131,861
4.50% due 06/15/2041	19,675	20,713
4.50% due 07/15/2041	114,486	120,007
4.50% due 08/15/2041	59,487	62,339
4.50% due July TBA	6,800,000	7,067,808
5.00% due 06/15/2033	2,384	2,540
5.00% due 08/15/2033	18,786	20,030
5.00% due 09/15/2033	36,805	39,204
5.00% due 10/15/2033	19,624	20,904
5.00% due 11/15/2033	4,349	4,648
5.00% due 06/15/2034	62,203	65,694
5.00% due 05/15/2035	2,754	2,880
5.00% due 09/15/2035	2,522	2,688
5.00% due 11/15/2035	90,248	94,349
5.00% due 02/15/2036	25,281	26,432
5.00% due 02/20/2036	101,194	108,427
5.00% due 05/15/2036	81,303	86,432
5.00% due 06/15/2036	41,370	43,251
5.00% due 08/15/2038	276,663	291,129
5.50% due 02/15/2032	1,617	1,744
5.50% due 03/15/2032	4,543	4,907
5.50% due 12/15/2032	3,935	4,268
5.50% due 01/15/2033	2,240	2,447
5.50% due 02/15/2033	11,512	12,477
5.50% due 03/15/2033	56,106	60,896
5.50% due 04/15/2033	46,513	50,688
5.50% due 06/15/2033	53,707	58,375
5.50% due 07/15/2033	216,025	234,426
5.50% due 08/15/2033	42,607	46,124
5.50% due 09/15/2033	9,876	10,801
5.50% due 11/15/2033	34,666	37,363
5.50% due 12/15/2033	1,923	2,071
5.50% due 01/15/2034	80,299	87,691
5.50% due 02/15/2034	30,093	32,420
6.00% due 04/15/2028	87,613	96,736
6.00% due 01/15/2029	16,651	18,202
6.00% due 03/15/2029	20,959	22,911
6.00% due 11/15/2031	3,542	3,871
6.00% due 12/15/2031	3,508	3,835
6.00% due 04/15/2032	13,174	14,663
6.00% due 09/15/2032	10,541	11,638
6.00% due 10/15/2032	65,997	72,942
6.00% due 11/15/2032	18,638	20,598
6.00% due 01/15/2033	2,682	2,960
6.00% due 02/15/2033	26,819	29,760
6.00% due 03/15/2033	9,492	10,450
6.00% due 09/15/2033	14,312	15,645
6.00% due 01/15/2034	78,672	86,001
6.00% due 03/15/2034	15,132	16,542
6.00% due 05/15/2034	2,321	2,537
6.00% due 07/15/2034	4,051	4,428
6.00% due 08/15/2034	91,616	100,623
6.00% due 09/15/2034	5,748	6,309
6.00% due 11/15/2034	69,085	75,520
6.00% due 03/15/2035	42,227	46,160
6.00% due 08/15/2035	39,495	43,184
6.00% due 01/15/2036	27,848	30,952
6.00% due 02/15/2036	36,830	40,260
6.00% due 04/15/2036	43,621	47,685
6.00% due 05/15/2036	29,141	31,991
6.00% due 06/15/2036	49,569	54,544
6.00% due 07/15/2036	4,064	4,443
6.00% due 08/15/2036	55,421	61,468
6.00% due 09/15/2036	12,662	13,842
6.00% due 10/15/2036	153,592	168,123
6.00% due 11/15/2036	42,305	46,654
6.00% due 12/15/2036	11,992	13,110
6.50% due 09/15/2028	3,758	4,144
6.50% due 09/15/2031	7,303	8,053
6.50% due 10/15/2031	4,638	5,114
6.50% due 11/15/2031	1,185	1,307
6.50% due 12/15/2031	3,906	4,308
7.50% due 09/15/2030	18,033	18,345
		42,369,103
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	104,885
4.25% due 09/15/2065	577,000	653,549
		758,434
Total U.S. Government Agencies (cost $239,200,255)		237,948,411

U.S. GOVERNMENT TREASURIES — 35.2%
United States Treasury Bonds — 7.1%
2.25% due 08/15/2046	2,722,000	2,344,322
2.50% due 02/15/2045	5,500,000	5,014,668
2.50% due 02/15/2046	1,638,000	1,489,236
2.50% due 05/15/2046	3,258,000	2,960,453
2.75% due 08/15/2042	2,787,000	2,681,943
2.75% due 11/15/2042	1,787,000	1,719,010
2.75% due 08/15/2047	568,000	542,018
2.75% due 11/15/2047	1,004,000	958,036
2.88% due 05/15/2043	1,774,000	1,743,094
2.88% due 08/15/2045	2,826,000	2,769,590
2.88% due 11/15/2046	499,000	488,572
3.00% due 05/15/2042	1,378,000	1,386,397
3.00% due 11/15/2044	2,911,000	2,922,826
3.00% due 05/15/2045	787,000	790,043
3.00% due 11/15/2045	4,262,000	4,276,984
3.00% due 05/15/2047	3,224,000	3,233,445
3.00% due 02/15/2048	878,000	880,950
3.13% due 02/15/2043	1,770,000	1,817,085
3.13% due 08/15/2044	3,825,000	3,927,647
3.38% due 05/15/2044	869,000	931,290
3.63% due 08/15/2043	3,158,000	3,520,183
3.63% due 02/15/2044	2,005,000	2,236,750
3.88% due 08/15/2040	1,577,000	1,814,782
4.25% due 11/15/2040	1,100,000	1,333,793
4.38% due 11/15/2039	1,082,000	1,328,916
4.38% due 05/15/2040	953,000	1,172,637
4.50% due 02/15/2036	1,034,000	1,264,307
4.63% due 02/15/2040	1,159,000	1,471,025
4.75% due 02/15/2041	1,123,000	1,455,557
5.25% due 11/15/2028	1,045,000	1,267,920
5.25% due 02/15/2029	1,966,000	2,393,528
5.38% due 02/15/2031	1,289,000	1,628,672
6.13% due 11/15/2027	544,000	689,903
6.25% due 08/15/2023	1,613,000	1,882,232
6.38% due 08/15/2027	1,217,000	1,562,134
6.75% due 08/15/2026	377,000	484,533
7.88% due 02/15/2021	1,267,000	1,435,471
8.75% due 05/15/2020	1,035,000	1,153,257
8.75% due 08/15/2020	1,389,000	1,565,175
		72,538,384
United States Treasury Notes — 28.1%
0.38% due 07/15/2027 TIPS(13)(16)(17)	14,952,884	14,547,067
0.88% due 07/31/2019	9,173,000	9,025,372
1.00% due 06/30/2019	11,392,000	11,240,700
1.00% due 11/30/2019	7,446,000	7,295,044
1.13% due 05/31/2019	1,362,000	1,346,997
1.13% due 12/31/2019	4,241,000	4,157,008
1.13% due 04/30/2020	2,743,000	2,674,746
1.13% due 02/28/2021	2,872,000	2,763,290
1.13% due 07/31/2021	2,131,000	2,036,270
1.13% due 08/31/2021	3,679,000	3,509,852
1.13% due 09/30/2021	2,760,000	2,629,655
1.25% due 11/30/2018	393,000	391,649
1.25% due 01/31/2020	3,306,000	3,242,721
1.25% due 02/29/2020	7,378,000	7,226,982
1.25% due 10/31/2021	7,625,000	7,284,853
1.38% due 02/29/2020	6,085,000	5,972,570
1.38% due 05/31/2020	4,553,000	4,454,648
1.38% due 08/31/2020	1,910,000	1,862,548
1.38% due 10/31/2020	1,229,000	1,195,587
1.38% due 05/31/2021	2,443,000	2,357,590
1.50% due 07/15/2020	3,447,000	3,375,636
1.50% due 01/31/2022	12,752,000	12,241,422
1.50% due 02/28/2023	4,797,000	4,541,222
1.50% due 08/15/2026	3,171,000	2,863,809
1.63% due 08/15/2022	4,238,000	4,059,872
1.63% due 11/15/2022	4,550,000	4,346,672
1.63% due 02/15/2026	3,744,000	3,434,828
1.63% due 05/15/2026	2,455,000	2,245,654
1.75% due 10/31/2020	3,843,000	3,771,094
1.75% due 05/15/2022	4,641,000	4,480,922
1.75% due 05/15/2023	9,605,000	9,176,152
1.88% due 11/30/2021	9,434,000	9,194,096
1.88% due 01/31/2022	69,000	67,124
1.88% due 10/31/2022	967,000	934,062
1.88% due 08/31/2024	7,174,000	6,804,931
2.00% due 05/31/2021	3,075,000	3,021,788
2.00% due 11/15/2021	4,434,000	4,340,990
2.00% due 02/15/2023	8,911,000	8,632,879
2.00% due 02/15/2025	8,867,000	8,433,002
2.00% due 08/15/2025	3,825,000	3,623,291
2.00% due 11/15/2026	4,490,000	4,207,796
2.13% due 06/30/2021	4,986,000	4,913,937
2.13% due 08/15/2021	6,481,000	6,380,747
2.13% due 02/29/2024	3,937,000	3,802,896
2.13% due 03/31/2024	4,502,000	4,345,661
2.13% due 09/30/2024	1,983,000	1,906,314
2.13% due 05/15/2025	3,749,000	3,587,471
2.25% due 07/31/2021	3,756,000	3,713,452
2.25% due 11/15/2024	3,725,000	3,604,229
2.25% due 12/31/2024	3,515,000	3,399,252
2.25% due 11/15/2025	5,147,000	4,950,167
2.25% due 11/15/2027	3,771,000	3,584,660
2.38% due 04/30/2020	300,000	299,227
2.38% due 08/15/2024	5,657,000	5,522,425
2.38% due 05/15/2027	2,458,000	2,367,073
2.50% due 08/15/2023	6,555,000	6,477,928
2.63% due 08/15/2020	922,000	923,189
2.63% due 11/15/2020	2,646,000	2,648,584
2.63% due 05/15/2021	4,907,000	4,907,383
2.63% due 02/28/2023	344,000	342,616
2.63% due 03/31/2025	4,966,000	4,909,356
2.88% due 05/15/2028	275,000	275,548
3.38% due 11/15/2019	759,000	768,132
3.50% due 05/15/2020	671,000	682,795
3.63% due 02/15/2020	3,814,000	3,881,341
3.63% due 02/15/2021	8,096,000	8,302,511
		285,509,285
Total U.S. Government Treasuries (cost $362,485,696)		358,047,669

MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	153,763
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	350,609
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	460,000	598,561
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	245,000	265,898
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	910,000	1,011,802
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	2,400,000	960,000
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	485,000	485,000
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	700,000	712,404
Total Municipal Bonds & Notes (cost $4,630,104)		4,538,037
LOANS(9)(10)(15)— 1.2%
Aerospace/Defense-Equipment — 0.0%
Transdigm, Inc. FRS BTL 4.59% (1 ML + 2.50%) due 05/30/2025	208,458	207,341
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.59% (1 ML + 2.50%) due 04/16/2025	25,994	25,997
SS&C Technologies, Inc. FRS BTL-B3 4.59% (1 ML + 2.50%) due 04/16/2025	68,710	68,718
		94,715
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 4.84% (1 ML+2.75%) due 03/15/2024	163,400	157,798
Building & Construction-Misc. — 0.0%
Ply Gem Industries, Inc. FRS BTL-B 6.09% (3 ML+3.75%) due 04/12/2025	100,000	99,781
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 11/15/2023	125,000	124,375
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 6.61% (3 ML+4.25%) due 06/21/2024	297,000	297,169
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 4.11% (3 ML+2.75%) due 01/31/2026	99,500	97,908
CSC Holdings LLC FRS BTL-B 4.32% (1 ML+2.25%) due 07/17/2025	149,428	148,194
Numericable Group SA FRS BTL-B2 4.35% (3 ML+3.00%) due 01/31/2026	99,500	97,603
Unitymedia Finance LLC FRS BTL-B 4.32% (1 ML+2.25%) due 09/30/2025	145,000	143,852
		487,557
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.48% (1 ML+2.50%) due 09/15/2023	119,154	119,388
Caesars Resort Collection LLC FRS BTL-B 4.84% (1 ML+2.75%) due 12/23/2024	147,645	147,250
		266,638
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.63% (1 ML+2.50%) due 02/02/2024	320,938	318,932
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B2 3.85% (1 ML+1.75%) due 04/03/2025	138,270	136,541
HB Fuller Co. FRS BTL-B 4.08% (1 ML+2.00%) due 10/20/2024	98,802	98,031

MacDermid, Inc. FRS BTL-B6 5.09% (1 ML+3.00%) due 06/07/2023	184,451	184,681
W.R. Grace & Co. FRS BTL-B1 4.08% (3 ML+1.75%) due 04/03/2025	36,842	36,742
W.R. Grace & Co. FRS BTL-B2 4.08% (3 ML+1.75%) due 04/03/2025	63,158	62,987
		518,982
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 7.44% (3 ML+5.75%) due 03/28/2022	189,117	187,542
Commercial Services — 0.1%
Brickman Group, Ltd. FRS BTL-B 5.09% (1 ML+3.00%) due 12/18/2020	331,539	331,470
Commercial Services-Finance — 0.0%
WEX, Inc. FRS BTL-B2 4.34% (1 ML+2.25%) due 06/30/2023	294,000	293,816
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.09% (1 ML+3.00%) due 05/01/2024	217,800	216,915
Xerox Business Services LLC FRS BTL-B 4.59% (1 ML+2.50%) due 12/07/2023	128,050	128,210
		345,125
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL 3.41% (1 ML+1.75%) due 01/06/2021	427,179	426,324
Flex Acquisition Co, Inc. FRS BTL 5.34% (3 ML+3.00%) due 12/29/2023	98,750	98,327
Reynolds Group Holdings, Inc. FRS BTL-B 4.84% (1 ML+2.75%) due 02/05/2023	244,893	244,349
		769,000
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.35% (1 ML+2.25%) due 04/07/2025	109,725	107,119
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.09% (1 ML+2.00%) due 07/08/2022	567,356	563,527
Diagnostic Equipment — 0.0%
Lifescan Global Corp. FRS 1st Lien Coupon TBD due 05/23/2025	100,000	96,875
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 6.58% (3 ML+4.25%) due 12/30/2022	234,000	231,192
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.34% (1 ML+3.25%) due 09/26/2021	125,470	95,491

Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.59% (1 ML+2.50%) due 07/01/2024	123,777	123,416
Diversified Operations/Commercial Services — 0.0%
PSAV Holdings LLC FRS BTL-B 5.43% (1 ML+3.25%) due 03/01/2025	99,750	98,628
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 4.85% (1 ML+2.75%) due 08/17/2024	100,000	100,050
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 5.84% (1 ML+3.75%) due 06/03/2024	105,785	105,818
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.10% (1 ML+2.00%) due 05/29/2025	100,000	100,042
Electronic Measurement Instruments — 0.0%
Techem Gmbh FRS BTL-B 3.00% (3 ML+3.00%) due 10/02/2024	144,000	167,638

Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 5.81% (3 ML+3.50%) due 06/13/2024	238,200	233,764
Finance-Other Services — 0.0%
Blackhawk Network Holdings LLC FRS BTL 5.07% (3 ML+3.00%) due 06/15/2025	100,000	99,656
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.34% (1 ML+2.25%) due 08/03/2022	146,277	145,119
Food-Meat Products — 0.0%
Informatica LLC FRS BTL-B 4.83% (3 ML+2.50%) due 10/30/2022	103,341	102,652
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.10% (1 ML+2.00%) due 05/24/2024	207,900	207,025
Food-Retail — 0.0%
Albertson’s LLC FRS BTL-B4 4.84% (1 ML+2.75%) due 08/25/2021	139,406	137,838
Albertson’s LLC FRS BTL-B5 5.34% (3 ML+3.00%) due 12/21/2022	98,259	97,347
		235,185
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.09% (1 ML+2.00%) due 10/07/2024	159,200	157,874
Golden Entertainment, Inc. FRS BTL-B 4.51% (1 ML + 3.00) due 10/20/2024	208,950	208,950
Scientific Games International, Inc. FRS BTL-B4 4.91% (2 ML + 2.75%) due 08/14/2024	114,426	113,882
		480,706
Gas-Distribution — 0.0%
Powerteam Services LLC FRS 1st Lien 5.58% (3 ML+4.25%) due 02/27/2025	243,242	240,303
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B1 5.36% (1 ML + 3.00%) due 04/25/2025	175,000	173,785
USI, Inc. FRS BTL-B 5.33% (3 ML+3.00%) due 05/16/2024	109,175	108,438
		282,223
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 4.84% (1 ML+2.75%) due 11/03/2023	293,458	292,725
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.84% (1 ML+2.75%) due 03/01/2021	159,975	158,975
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 7.89% (1 ML+5.75%) due 02/28/2022	125,000	125,260
		576,960
Investment Management/Advisor Services — 0.0%

AlixPartners LLP FRS BTL-B 4.84% (3 ML+2.75%) due 04/04/2024	98,750	98,596
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 4.84% (3 ML + 2.75%) due 07/30/2024	155,665	155,731
RBS Global, Inc. FRS BTL-B 4.34% (1 ML+2.25%) due 08/21/2024	93,538	93,348
		249,079
Medical Labs & Testing Services — 0.1%
Jaguar Holding Co. II FRS BTL 4.59% (1 ML+2.50%) due 08/18/2022	219,521	217,997
Syneos Health, Inc. FRS BTL-B 4.09% (1 ML+2.00%) due 08/01/2024	219,750	218,690
		436,687
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.38% (1 ML+4.25%) due 04/29/2024	183,150	181,433

Valeant Pharmaceuticals International FRS 5.09% (1 ML+3.00%) due 06/02/2025	100,000	99,618
		281,051
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.08% (3 ML+2.75%) due 06/07/2023	346,736	344,677
Opal Acquisition, Inc. FRS BTL-B 5.69% (1 ML+5.25%) due 11/25/2022	236,962	226,891
		571,568
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 5.31% (3 ML+3.00%) due 12/31/2019	22,575	22,480
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc. FRS 1st Lien 5.56% (1 ML+3.50%) due 12/11/2024	99,500	99,220
Crosby US Acquisition Corp. FRS 1st Lien 5.08% (1 ML+3.00%) due 11/23/2020	222,813	218,705
		317,925
Oil & Gas Drilling — 0.0%
Paragon Offshore, Ltd. Escrow Loans †(8)(11)	706	0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources - Marcellus LLC FRS 1st Lien 8.60% (1 ML+6.50%%) due 03/30/2023	16,667	16,667
California Resources Corp. FRS BTL 11.88% (1 ML+10.38%) due 12/31/2021	130,000	143,650
Chesapeake Energy Corp. FRS BTL 9.59% (3 ML+7.50%) due 08/23/2021	105,000	109,528
		269,845
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 4.84% (1 ML+2.75%) due 03/01/2024	148,125	147,551
Professional Sports — 0.0%
Delta 2 Lux SARL FRS BTL-B 4.59% (2 ML+2.50%) due 02/01/2024	153,800	151,621
Publishing-Periodicals — 0.0%
Meredith Corp. FRS BTL-B 5.09% (1 ML+3.00%) due 01/31/2025	99,750	99,734
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 5.57% (3 ML+3.25%) due 11/04/2021	206,739	206,223
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.36% (3 ML+4.00%) due 09/12/2024	129,350	127,338
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL-B 7.09% (1 ML+5.00%) due 09/25/2024	124,063	124,334

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 5.08% (3 ML+2.75%) due 04/01/2024	124,389	124,234
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.10% (2 ML+3.00%) due 09/06/2024	114,425	112,279
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B3 4.85% (1 ML+2.75%) due 12/18/2020	172,113	171,683
Sinclair Television Group, Inc. FRS BTL-B1 Coupon TBD due 12/12/2024	100,000	99,700
		271,383
Theaters — 0.0%
Cineworld, Ltd. FRS BTL-B 4.59% (1 ML + 2.50%) due 02/28/2025	104,738	103,978
Total Loans (cost $12,667,549)		12,609,536

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Banks-Special Purpose — 0.0%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	250,000		255,545
Sovereign — 1.4%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*	320,000		297,792
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	1,620,000		1,482,504
Dominican Republic Senior Notes 7.45% due 04/30/2044	280,000		290,500
Federal Republic of Brazil Notes 8.25% due 01/20/2034	53,000		60,447
Government of Egypt Senior Notes 7.50% due 01/31/2027	200,000		196,604
Government of Egypt Senior Notes 8.50% due 01/31/2047	400,000		387,048
Government of Romania Senior Notes 5.13% due 06/15/2048*	250,000		240,884
Government of Romania Senior Notes 6.13% due 01/22/2044	882,000		988,898
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	200,000		171,350
Government of Ukraine Senior Notes 7.75% due 09/01/2027	100,000		91,741
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046	652,000		601,813
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	1,090,000		1,016,076
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	200,000		194,524
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	100,000		101,250
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	384,411
Republic of Argentina Senior Notes 6.88% due 04/22/2021	150,000		147,750
Republic of Argentina Senior Notes 6.88% due 01/11/2048	100,000		74,851
Republic of Argentina Senior Notes 8.28% due 12/31/2033	168,245		157,309
Republic of Argentina Senior Notes 8.28% due 12/31/2033	42,061		39,327
Republic of Belarus Senior Notes 6.20% due 02/28/2030	200,000		188,968
Republic of Chile Senior Notes 3.24% due 02/06/2028	270,000		257,715
Republic of Colombia Senior Notes 8.13% due 05/21/2024	100,000		120,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	200,000		211,842
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	200,000		167,540
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	250,000		232,175
Republic of Ghana Senior Notes 8.63% due 06/16/2049*	410,000		398,938
Republic of Honduras Senior Notes 6.25% due 01/19/2027	150,000		150,135
Republic of Hungary Senior Notes 5.38% due 02/21/2023	250,000		264,665
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	200,000		189,815
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000		214,159
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(6)	138,750		128,494
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	100,000		94,770
Republic of Nigeria Senior Notes 7.63% due 11/28/2047	200,000		182,183
Republic of Panama Senior Notes 4.30% due 04/29/2053	557,000		519,402
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000		192,500
Republic of Peru Senior Notes 8.75% due 11/21/2033	100,000		146,750
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000		104,962

Republic of Senegal Senior Notes 6.75% due 03/13/2048*	200,000		170,722
Republic of Serbia Senior Notes 4.88% due 02/25/2020	200,000		203,108
Republic of South Africa Senior Notes 4.67% due 01/17/2024	130,000		127,881
Republic of South Africa Senior Notes 6.25% due 03/08/2041	200,000		197,311
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	250,000		239,413
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000		171,909
Republic of Turkey Notes 6.63% due 02/17/2045	200,000		177,230
Republic of Turkey Senior Notes 6.88% due 03/17/2036	200,000		188,084
Republic of Turkey Senior Notes 8.00% due 02/14/2034	120,000		125,664
State of Qatar FRS Senior Notes 4.50% (3 ML + 0.85%) due 01/20/2022	200,000		204,650
State of Qatar Senior Notes 5.10% due 04/23/2048*	600,000		598,176
Sultanate of Oman Senior Notes 6.75% due 01/17/2048*	305,000		276,025
United Mexican States Senior Notes 4.35% due 01/15/2047	200,000		178,700
			13,548,965
Total Foreign Government Obligations (cost $14,701,811)			13,804,510
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989		2,665
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(11)(18)	162		139
Paragon Offshore Litigation Trust Class B†(11)(18)	81		2,430
			2,569
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(11)(18)	11,973		37,116
TE Holdcorp LLC, Class A†(8)(11)(18)	2,426		2,548
			39,664
Television — 0.0%
ION Media Networks, Inc.†(8)(11)(18)	22		17,081
Total Common Stocks (cost $126,741)			61,979
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606		180,947
Telecom Services — 0.0%
Qwest Corp. 6.13%	9,010		184,254
Total Preferred Securities (cost $415,371)			365,201
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(12)	1,000,000		882,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(12)	EUR	200,000	261,598
Banco de Sabadell SA 6.13% due 11/23/2022(12)	EUR	200,000	230,524
Banco de Sabadell SA 6.50% due 05/18/2022(12)	EUR	400,000	466,559
CaixaBank SA 6.75% due 06/13/2024(12)	EUR	400,000	496,315
Caixa Geral de Depositos SA 10.75% due 03/30/2022(11)(12)	EUR	200,000	256,624
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(12)	147,000		157,474
DNB Bank ASA FRS 6.50% due 03/26/2022(12)	200,000		204,250
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(12)	825,000		770,550
Intesa Sanpaolo SpA FRS 7.75% due 01/11/2027(12)	EUR	200,000	251,661
Standard Chartered PLC 7.50% due 04/02/2022(12)	405,000		415,125
			4,393,180

Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.34% (3 ML+1.00%) due 06/01/2077	300,000		265,500
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	200,000		177,250
Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(12)	138,000		136,551
SunTrust Banks, Inc. 5.05% due 06/15/2022(12)	292,000		286,510
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		90,386
			513,447
Diversified Banking Institutions — 0.9%
Bank of Nova Scotia 4.65% due 10/12/2022(12)	410,000		371,050
Barclays PLC 7.88% due 03/15/2022(12)	225,000		232,450
BNP Paribas SA 5.13% due 11/15/2027*(12)	285,000		251,051
BNP Paribas SA 7.63% due 03/30/2021*(12)	270,000		281,813
Credit Agricole SA 8.13% due 12/23/2025*(12)	1,125,000		1,191,094
Credit Suisse Group AG 6.25% due 12/18/2024*(12)	1,535,000		1,500,628
Goldman Sachs Group, Inc. 5.00% due 11/10/2022(12)	353,000		331,149
HSBC Holdings PLC 6.00% due 05/22/2027(12)	981,000		909,877
HSBC Holdings PLC 6.25% due 03/23/2023(12)	832,000		816,400
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(12)	331,000		305,182
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(12)	192,000		197,280
Societe Generale SA 7.38% due 09/13/2021*(12)	800,000		814,000
UBS Group AG 6.88% due 03/22/2021(12)	450,000		461,128
UBS Group AG 7.00% due 02/19/2025(12)	450,000		456,228
UniCredit SpA 6.63% due 06/03/2023(12)	EUR	600,000	694,549
UniCredit SpA FRS 8.00% due 06/03/2024(12)	400,000		374,901
			9,188,780
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	123,000		128,166
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(11)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	142,000		144,010
Insurance-Life/Health — 0.1%
Hanwha Life Insurance Co., Ltd. FRS 4.70% due 04/23/2048*	318,000		298,921
Prudential Financial, Inc. 4.50% due 09/15/2047	87,000		79,822
Prudential Financial, Inc. 5.63% due 06/15/2043	167,000		172,219
			550,962
Insurance-Multi-line — 0.0%
Assurant, Inc. 7.00% due 03/27/2048	254,000		256,394
MetLife, Inc. 6.40% due 12/15/2066	189,000		200,340
			456,734

Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	350,000
Progressive Corp. Series B 5.38% due 03/15/2023(12)	131,000	130,345
		480,345
Pipelines — 0.1%
Enbridge, Inc. 5.50% due 07/15/2077	254,000	231,457
Energy Transfer Partners LP 6.25% due 02/15/2023(12)	168,000	155,610
EnLink Midstream Partners LP 6.00% due 12/15/2022(12)	140,000	119,656
Enterprise Products Operating LLC 4.88% due 08/16/2077	123,000	115,005
Enterprise Products Operating LLC 5.25% due 08/16/2077	108,000	100,440
TransCanada Trust 5.30% due 03/15/2077	112,000	105,898
TransCanada Trust 5.63% due 05/20/2075	83,000	80,925
		908,991
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	284,000	285,420
Total Preferred Securities/Capital Securities (cost $17,608,470)		17,492,791

OPTIONS — PURCHASED†(11)(20) — 0.1%
Put Options — Purchased (cost 678,716)	44,090,000		570,062
WARRANTS†— 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC Expires 03/30/2023(8)(11)(18) (strike price $6.15) (cost $296)	3,100		93
Total Long-Term Investment Securities (cost $1,156,532,299)			1,139,671,047
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	4,275,000	211,335
Government of Egypt Bills 17.41% due 10/16/2018	EGP	11,075,000	586,420
			797,755
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(14)	5,167,681		5,167,681
Total Short-Term Investment Securities (cost $5,984,852)			5,965,436
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(19)	1,850,000		1,850,000
Barclays Capital, Inc. Joint Repurchase Agreement(19)	425,000		425,000
BNP Paribas SA Joint Repurchase Agreement(19)	2,415,000		2,415,000
Deutsche Bank AG Joint Repurchase Agreement(19)	1,310,000		1,310,000
RBS Securities, Inc. Joint Repurchase Agreement(19)	2,855,000		2,855,000
Total Repurchase Agreements (cost $8,855,000)			8,855,000
TOTAL INVESTMENTS (cost $1,171,372,151)	113.6%		1,154,491,483
Liabilities in excess of other assets	(13.6)		(138,245,460)
NET ASSETS	100.0%		$1,016,246,023

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $199,615,495 representing 19.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†                                         Non-income producing security

(1)                                 Collateralized Mortgage Obligation

(2)                                 Collateralized Loan Obligation

(3)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)                                 Commercial Mortgage Backed Security

(5)                                 Interest Only

(6)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of June 30, 2018.

(7)                                 Denominated in United States dollars unless otherwise indicated.

(8)                                 Securities classified as Level 3 (see Note 1).

(9)                                 The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)                          Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)                          Illiquid security.  At June 30, 2018, the aggregate value of these securities was $6,096,673 representing 0.6% of net assets.

(12)                          Perpetual maturity — maturity date reflects the next call date.

(13)                          Principal amount of security is adjusted for inflation.

(14)                          The rate shown is the 7-day yield as of June 30, 2018.

(15)                          All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(16)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(17)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(18)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the SA Multi-Managed Diversified Fixed Income Portfolio held the following restricted securities

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	36,240	$37,116	3.10	0.00
ION Media Networks, Inc.	03/05/2014	22	0	17,081	776.41	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	139	0.86	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	2,430	30.00	0.00
TE Holdcorp. LLC, Class A	09/18/2014	2,426	89,032	2,548	1.05	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$59,407		0.00%

(19)                          See Note 2 for details of Joint Repurchase Agreements.

(20)                          Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Bank of America, N.A.	May 2019	3.20%	$13,760	$213,968	$189,445	$(24,523)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Goldman Sachs International	May 2019	3.20	12,785	181,547	176,021	(5,526)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.25% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Bank of America, N.A.	May 2019	3.25	4,150	67,541	48,394	(19,147)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.25% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Bank of America, N.A.	May 2019	3.25	13,395	215,660	156,202	(59,458)
					$678,716	$570,062	$(108,654)

ARS                       —  Argentine Peso

BTL                       —  Bank Term Loan

CLO                      —  Collateralized Loan Obligation

DAC                     —  Designated Activity Company

EGP                        —  Egyptian Pound

EUR                      —  Euro Currency

REMIC     —  Real Estate Mortgage Investment Conduit

TBA                      —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD                      —  Senior loan purchased on a when-issued or delayed-delivery basis.  Certain details associated with this purchase are not known prior to the settlement date of the transaction.  In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS                     —  Treasury Inflation Protected Securities

FRS                         —  Floating Rate Security

VRS                       —  Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at June 30, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
55	Long	90 Day Eurodollar	March 2019	$13,373,675	$13,370,500	$(3,175)
55	Short	90 Day Eurodollar	March 2020	13,361,038	13,340,250	20,788
39	Short	Long Gilt Future	September 2018	6,317,374	6,333,931	(16,557)
156	Short	U.S. Treasury 10 Year Notes	September 2018	18,687,344	18,749,250	(61,906)
118	Short	U.S. Treasury 10 Year Ultra Bonds	September 2018	14,943,516	15,131,656	(188,140)
288	Long	U.S. Treasury 5 Year Notes	September 2018	32,650,297	32,721,750	71,453
108	Long	U.S. Treasury Long Bonds	September 2018	15,331,125	15,660,000	328,875
49	Short	U.S. Treasury Ultra Bonds	September 2018	7,663,972	7,818,563	(154,591)
						$(3,253)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	43,279	EUR	37,000	07/31/2018	$17	$—

Goldman Sachs International	EUR	423,000	USD	493,073	07/31/2018	—	(1,906)

JPMorgan Chase Bank	EUR	192,000	USD	228,399	09/19/2018	2,873	—

UBS AG	EUR	2,057,000	USD	2,398,925	07/31/2018	—	(8,101)
	EUR	192,000	USD	227,183	09/19/2018	1,657	—
						1,657	(8,101)
Net Unrealized Appreciation (Depreciation)						$4,547	$(10,007)

EUR-Euro Currency

USD-United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	2,945	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.06%/Annually	$63,305	$16,065
USD	2,070	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.18%/Annually	—	41,245
USD	2,015	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.18%/Annually	(3,130)	43,279
USD	270	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.25%/Annually	3,135	1,108
USD	985	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.25%/Annually	11,422	4,058
USD	1,675	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.45%/Annually	—	6,170
USD	1,465	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.45%/Annually	—	5,461
USD	1,670	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.46%/Annually	—	5,656
USD	3,815	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.53%/Annually	—	3,156
USD	4,771	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.53%/Annually	—	5,529
USD	1,375	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.56%/Annually	—	3,296
USD	3,789	11/15/2024	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	2.56%/Annually	—	9,088
USD	24,026	06/20/2028	USD-LIBOR-BBA/Quarterly	2.25%/Semi-annually	1,302,060	120,794
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(106,648)	281,503
					$1,270,144	$546,408

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$156,396,520	$411,711	$156,808,231
U.S. Corporate Bonds & Notes:
Airlines	—	1,156,201	12,158	1,168,359
Finance-Investment Banker/Broker	—	199,592	23	199,615
Gambling (Non-Hotel)	—	—	22	22
Other Industries	—	272,483,868	—	272,483,868
Foreign Corporate Bonds & Notes	—	63,572,663	—	63,572,663
U.S. Government Agencies	—	237,948,411	—	237,948,411
U.S. Government Treasuries	—	358,047,669	—	358,047,669
Municipal Bond & Notes	—	4,538,037	—	4,538,037
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	12,609,536	—	12,609,536
Foreign Government Obligations	—	13,804,510	—	13,804,510
Common Stocks:
Oil Companies-Exploration & Production	—	—	39,664	39,664
Television	—	—	17,081	17,081
Other Industries	2,665	2,569	—	5,234
Preferred Securities	365,201	—	—	365,201
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	17,492,785	—	17,492,785
Options	—	570,062	—	570,062
Warrants	—	—	93	93
Short-Term Investment Securities:
Foreign Government Obligations	—	797,755	—	797,755
Registered Investment Companies	5,167,681	—	—	5,167,681
Repurchase Agreements	—	8,855,000	—	8,855,000
Total Investments at Value	$5,535,547	$1,148,475,178	$480,758	$1,154,491,483

Other Financial Instruments:†
Futures Contracts	$421,116	$—	$—	$421,116
Forward Foreign Currency Contracts	—	4,547	—	4,547
Centrally Cleared Interest Rate Swap Contracts	—	546,408	—	546,408
Total Other Financial Instruments	$421,116	$550,955	$—	$972,071

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$424,369	$—	$—	$424,369
Forward Foreign Currency Contracts	—	10,007	—	10,007
Total Other Financial Instruments	$424,369	$10,007	$—	$434,376

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(8)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 39.7%
Sovereign — 39.7%
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,092,290	$31,736,284
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,220,213	4,604,243
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,470,824	2,995,251
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	19,084,800	15,209,923
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,709,244	12,876,973
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,278,893	12,338,510
Government of France Bonds 0.10% due 03/01/2025	EUR	4,950,815	6,301,694
Government of France Bonds 0.25% due 07/25/2024	EUR	14,743,193	19,028,926
Government of France Bonds 1.10% due 07/25/2022	EUR	16,241,438	21,233,998
Government of France Bonds 1.30% due 07/25/2019	EUR	11,404,116	13,770,023
Government of France Bonds 2.10% due 07/25/2023	EUR	6,733,108	9,345,085
Government of Japan Senior Notes 0.10% due 03/10/2025	JPY	468,619,200	4,433,714
Government of Japan Senior Bonds 0.10% due 03/10/2027	JPY	2,074,783,084	19,808,027
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	360,356,400	3,455,307
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	17,220,417	12,242,007
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,227,824	9,905,162
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	17,861,321	22,576,770
Republic of Italy Senior Notes 2.60% due 09/15/2023	EUR	8,692,493	11,127,933
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	8,998,002	13,308,444
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,395,058	8,229,681
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,260,785	12,887,461
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,372,175	17,582,875
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,174,346	17,156,222
Total Foreign Government Obligations (cost $307,360,780)			302,154,513
U.S. GOVERNMENT TREASURIES(1) — 50.7%
United States Treasury Bonds — 13.4%
2.38% due 01/15/2025 TIPS		47,707,113	52,897,547
2.50% due 01/15/2029 TIPS		41,851,141	49,176,871
			102,074,418
United States Treasury Notes — 37.3%
0.13% due 04/15/2019 TIPS(2)(3)		5,513,400	5,480,664
0.13% due 04/15/2021 TIPS		76,369,641	75,180,840
0.13% due 01/15/2022 TIPS		481,467	473,230
0.13% due 07/15/2024 TIPS		40,543,748	39,410,670
0.25% due 01/15/2025 TIPS		12,039,458	11,709,640
0.38% due 07/15/2025 TIPS		40,628,375	39,905,817
0.50% due 01/15/2028 TIPS		32,331,626	31,631,125
0.63% due 07/15/2021 TIPS		36,453,538	36,589,531
0.63% due 01/15/2024 TIPS		19,921,390	19,894,950
0.63% due 01/15/2026 TIPS		24,414,425	24,281,605
			284,558,072
Total U.S. Government Treasuries (cost $392,334,630)			386,632,490
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		56	1,166
Television — 0.0%
ION Media Networks, Inc.†(4)(5)(6)		233	180,899
Total Common Stocks (cost $2)			182,065
Total Long-Term Investment Securities (cost $699,695,412)			688,969,068
REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(7)		$875,000	875,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)		200,000	200,000
BNP Paribas SA Joint Repurchase Agreement(7)		1,145,000	1,145,000
Deutsche Bank AG Joint Repurchase Agreement(7)		620,000	620,000

1

RBS Securities, Inc. Joint Repurchase Agreement(7)	1,360,000	1,360,000
Total Repurchase Agreements (cost $4,200,000)		4,200,000
TOTAL INVESTMENTS (cost $703,895,412)	91.0%	693,169,068
Other assets less liabilities	9.0	68,888,532
NET ASSETS	100.0%	$762,057,600

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $32,481,932 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(4)	Illiquid security. At June 30, 2018, the aggregate value of this security was $180,899 representing 0.0% of net assets.
(5)	Securities classified as Level 3 (see Note 1).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$180,899	$776.39	0.02%

(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	Denominated in United States dollars unless otherwise indicated.

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
TIPS	— Treasury Inflation Protected Securities

2

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
59	Short	Long Gilt	September 2018	$9,556,772	$9,582,101	$(25,329)
87	Short	U.S. Treasury 10 Year Notes	September 2018	10,422,237	10,456,313	(34,076)
28	Short	U.S. Treasury 10 Year Ultra Notes	September 2018	3,546,027	3,590,563	(44,536)
142	Short	U.S. Ultra Bonds	September 2018	22,146,461	22,657,875	(511,414)
						$(615,355)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	AUD	30,870,000	USD	22,903,070	07/31/2018	$61,773	$—
	JPY	1,421,147,000	USD	12,984,500	07/31/2018	124,585	—
						186,358	—
Bank of Montreal	CAD	32,973,000	USD	24,831,778	07/31/2018	—	(270,140)

Barclays Bank PLC Wholesale	CAD	485,000	USD	365,880	07/31/2018	—	(3,344)
	EUR	420,000	USD	487,284	07/31/2018	—	(4,143)
	JPY	2,368,341,000	USD	21,659,344	07/31/2018	228,301	—
						228,301	(7,487)
Goldman Sachs International	NZD	17,679,000	USD	12,185,021	07/31/2018	211,612	—

JPMorgan Chase Bank N.A	JPY	3,316,245,000	USD	30,217,044	07/31/2018	208,447	—

Standard Chartered Bank	GBP	52,792,000	USD	70,233,922	07/31/2018	475,773	—

UBS AG	EUR	147,509,000	USD	172,028,684	07/31/2018	—	(566,261)

Net Unrealized Appreciation (Depreciation)						$1,310,491	$(843,888)

AUD —Australian Dollar

CAD —Canadian Dollar

EUR —Euro Currency

GBP —Pound Sterling

JPY  —Japanese Yen

NZD —New Zealand Dollar

USD —United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Made by the Portfolio/ Frequency	Payments Received by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	8,437	11/15/2024	1 Year USD Federal Funds-	2.44%/Annually
			H.15-OIS-Compound/Annually		$—	$36,307
USD	2,361	11/15/2024	1 Year USD Federal Funds-	2.53%/Annually
			H.15-OIS-Compound/Annually		—	1,953
USD	2,953	11/15/2024	1 Year USD Federal Funds-	2.53%/Annually
			H.15-OIS-Compound/Annually		—	3,422
USD	851	11/15/2024	1 Year USD Federal Funds-	2.56%/Annually
			H.15-OIS-Compound/Annually		—	2,040
USD	2,345	11/15/2024	1 Year USD Federal Funds-	2.56%/Annually
			H.15-OIS-Compound/Annually		—	5,625
					$	$49,347

OIS — Overnight Index Swap

USD — United States Dollar

3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$302,154,513	$—	$302,154,513
U.S. Government Treasuries	—	386,632,490	—	386,632,490
Common Stocks:
Printing-Commercial	1,166	—	—	1,166
Television	—	—	180,899	180,899
Repurchase Agreements	—	4,200,000	—	4,200,000
Total Investments at Value	$1,166	$692,987,003	$180,899	$693,169,068

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,310,491	$—	$1,310,491
Centrally Cleared Interest Rate Swap Contracts	—	49,347	—	49,347
Total Other Financial Instruments	$—	$1,359,838	$	$1,359,838

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$843,888	$—	$843,888
Futures Contracts	615,355	—	—	615,355
Total Other Financial Instruments	$615,355	$843,888	$—	$1,459,243

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST SA COLUMBIA FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.9%
Aerospace/Defense — 2.6%
Northrop Grumman Corp.	10,594	$3,259,774
Applications Software — 7.6%
salesforce.com, Inc.†	37,299	5,087,583
ServiceNow, Inc.†	25,940	4,473,872
		9,561,455
Athletic Footwear — 2.4%
NIKE, Inc., Class B	38,492	3,067,043
Banks-Commercial — 2.7%
First Republic Bank	35,428	3,429,076
Commercial Services-Finance — 4.2%
PayPal Holdings, Inc.†	64,437	5,365,669
Computer Software — 2.9%
Splunk, Inc.†	37,162	3,683,126
Decision Support Software — 2.2%
MSCI, Inc.	16,876	2,791,797
Diagnostic Kits — 2.6%
IDEXX Laboratories, Inc.†	14,841	3,234,447
E-Commerce/Products — 8.7%
Alibaba Group Holding, Ltd. ADR†	27,475	5,097,437
Amazon.com, Inc.†	3,501	5,951,000
		11,048,437
E-Commerce/Services — 7.2%
Booking Holdings, Inc.†	2,313	4,688,659
Ctrip.com International, Ltd. ADR†	55,084	2,623,651
MercadoLibre, Inc.	6,112	1,827,060
		9,139,370
Electronic Components-Semiconductors — 3.8%
NVIDIA Corp.	20,357	4,822,573
Electronic Forms — 3.5%
Adobe Systems, Inc.†	18,009	4,390,774
Entertainment Software — 3.2%
Activision Blizzard, Inc.	53,738	4,101,284
Finance-Credit Card — 3.7%
Visa, Inc., Class A	35,570	4,711,246
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	75,678	3,867,146
Industrial Automated/Robotic — 2.3%
Cognex Corp.	63,906	2,850,847
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	27,745	5,391,408
Medical Instruments — 2.1%
Edwards Lifesciences Corp.†	18,080	2,631,906
Medical-Biomedical/Gene — 12.6%
Alexion Pharmaceuticals, Inc.†	31,559	3,918,050
Celgene Corp.†	42,330	3,361,849
Illumina, Inc.†	15,135	4,227,054
Vertex Pharmaceuticals, Inc.†	26,101	4,436,126
		15,943,079
Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	67,570	3,739,324
Medical-HMO — 2.6%
UnitedHealth Group, Inc.	13,338	3,272,345
Oil Companies-Exploration & Production — 2.1%
Pioneer Natural Resources Co.	14,355	2,716,540
Retail-Discount — 2.5%
Costco Wholesale Corp.	15,404	3,219,128
Retail-Perfume & Cosmetics — 3.1%
ULTA Beauty, Inc.†	16,777	3,916,758
Schools — 2.3%
New Oriental Education & Technology Group, Inc. ADR	31,088	2,942,790
Semiconductor Equipment — 2.6%
Applied Materials, Inc.	72,124	3,331,408
Total Long-Term Investment Securities (cost $92,391,344)		126,428,750
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $476,014 and collateralized by $510,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $489,610 (cost $476,000)	$476,000	476,000

TOTAL INVESTMENTS (cost $92,867,344)	100.3%	126,904,750
Liabilities in excess of other assets	(0.3)	(342,981)
NET ASSETS	100.0%	$126,561,769

†                                         Non-income producing security

ADR                     — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$126,428,750	$—	$—	$126,428,750
Repurchase Agreements	—	476,000	—	476,000
Total Investments at Value	$126,428,750	$476,000	$—	$126,904,750

*                      For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	63,000	$7,876,890
Banks-Super Regional — 3.2%
Wells Fargo & Co.	185,000	10,256,400
Chemicals-Diversified — 4.4%
FMC Corp.	157,000	14,005,970
Computer Services — 2.8%
Teradata Corp.†	222,000	8,913,300
Diversified Banking Institutions — 13.6%
Bank of America Corp.	400,000	11,276,000
Citigroup, Inc.	160,000	10,707,200
JPMorgan Chase & Co.	117,000	12,191,400
Morgan Stanley	190,000	9,006,000
		43,180,600
Electric-Integrated — 5.2%
AES Corp.	670,000	8,984,700
NextEra Energy, Inc.	45,500	7,599,865
		16,584,565
Electronic Components-Misc. — 2.6%
Corning, Inc.	301,200	8,286,012
Food-Meat Products — 3.2%
Tyson Foods, Inc., Class A	150,000	10,327,500
Instruments-Controls — 2.9%
Honeywell International, Inc.	65,000	9,363,250
Insurance-Life/Health — 2.4%
Unum Group	206,000	7,619,940
Insurance-Multi-line — 2.7%
MetLife, Inc.	200,000	8,720,000
Medical Products — 2.9%
Baxter International, Inc.	124,000	9,156,160
Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	179,000	9,905,860
Medical-HMO — 3.5%
Humana, Inc.	37,000	11,012,310
Oil Companies-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	175,000	12,818,750
Oil Companies-Integrated — 2.4%
Chevron Corp.	59,204	7,485,162
Oil Refining & Marketing — 3.9%
Marathon Petroleum Corp.	90,000	6,314,400
Valero Energy Corp.	56,500	6,261,895
		12,576,295
Oil-Field Services — 2.3%
Halliburton Co.	163,500	7,367,310
Pharmacy Services — 2.0%
Express Scripts Holding Co.†	84,000	6,485,640
Pipelines — 2.0%
Williams Cos., Inc.	231,500	6,275,965
Retail-Building Products — 3.3%
Lowe’s Cos., Inc.	109,500	10,464,915
Retail-Catalog Shopping — 2.2%
Qurate Retail Group, Inc., Class A†	331,600	7,036,552
Retail-Discount — 1.2%
Costco Wholesale Corp.	19,000	3,970,620
Semiconductor Components-Integrated Circuits — 3.2%
QUALCOMM, Inc.	182,884	10,263,450
Semiconductor Equipment — 2.5%
Applied Materials, Inc.	171,600	7,926,204
Telephone-Integrated — 4.1%
Verizon Communications, Inc.	257,000	12,929,670
Tobacco — 4.5%
Altria Group, Inc.	108,312	6,151,038
Philip Morris International, Inc.	100,000	8,074,000
		14,225,038
Transport-Rail — 5.0%
CSX Corp.	160,000	10,204,800
Union Pacific Corp.	39,500	5,596,360
		15,801,160
Total Long-Term Investment Securities (cost $237,819,374)		310,835,488
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $7,283,212 and collateralized by $7,745,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $7,431,134. (cost $7,283,000)	$7,283,000	7,283,000
TOTAL INVESTMENTS (cost $245,102,374)	99.9%	318,118,488
Other assets less liabilities	0.1	192,581
NET ASSETS	100.0%	$318,311,069

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$310,835,488	$—	$—	$310,835,488
Repurchase Agreements	—	7,283,000	—	7,283,000
Total Investments at Value	$310,835,488	$7,283,000	$—	$318,118,488

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 59.5%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	761,181	$12,239,784
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	838,225	14,182,768
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	87,683	1,735,254
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	128,161	2,213,338
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	133,282	2,032,558
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	83,719	4,057,859
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	32,501	789,136
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	100,652	1,034,703
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	180,412	6,428,090
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	101,671	1,990,728
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class †	129,627	2,026,068
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	397,607	9,101,224
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	129,797	1,967,728
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	118,953	2,634,808
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	382,804	5,286,518
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	181,967	2,103,540
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	211,335	4,790,972
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	343,600	4,188,483
Total Domestic Equity Investment Companies (cost $74,369,824)		78,803,559
Domestic Fixed Income Investment Companies — 20.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	127,614	1,893,789
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	468,978	5,383,866
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	319,065	3,098,116
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	61,346	650,885
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	189,930	2,495,675
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	503,105	5,061,241
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	473,910	4,663,278
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	293,160	2,579,805
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	175,725	1,010,420
Total Domestic Fixed Income Investment Companies (cost $27,305,885)		26,837,075
International Equity Investment Companies — 20.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,271,624	12,194,871
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	108,929	1,538,079
SunAmerica Series Trust SA International Index Portfolio, Class 1	406,676	4,571,038
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	289,270	2,426,976
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	369,775	3,971,381
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	201,279	2,165,767
Total International Equity Investment Companies (cost $25,852,419)		26,868,112
TOTAL INVESTMENTS (cost $127,528,128)	100.0%	132,508,746
Liabilities in excess of other assets	(0.0)	(61,158)
NET ASSETS	100.0%	$132,447,588

#                                         The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                                         Non-income producing security

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$132,508,746	$—	$—	$132,508,746

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.9%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2,329,870	$37,464,310
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,553,350	43,202,683
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	239,449	4,738,691
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	404,582	6,987,126
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	391,766	5,974,432
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	270,913	13,131,172
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	126,129	3,062,417
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	313,872	3,226,607
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	558,946	19,915,261
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	285,950	5,598,893
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	413,292	6,459,754
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,306,840	29,913,564
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	413,096	6,262,538
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	390,533	8,650,307
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,305,339	18,026,731
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	265,330	3,067,216
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	652,381	14,789,484
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,068,889	13,029,752
Total Domestic Equity Investment Companies (cost $224,228,656)		243,500,938
Domestic Fixed Income Investment Companies — 35.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	829,848	12,314,938
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	5,487,937	63,001,515
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,055,129	19,955,301
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	471,994	5,007,854
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,217,465	15,997,494
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,710,223	17,204,839
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,646,050	16,197,132
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,303,777	20,273,233
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,040,726	5,984,177
Total Domestic Fixed Income Investment Companies (cost $179,279,103)		175,936,483
International Equity Investment Companies — 15.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	3,638,881	34,896,870
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	307,673	4,344,349
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,280,596	14,393,896
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	806,189	6,763,926
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,116,333	11,989,412
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	555,265	5,974,657
Total International Equity Investment Companies (cost $73,392,832)		78,363,110
TOTAL INVESTMENTS (cost $476,900,591)	100.0%	497,800,531
Liabilities in excess of other assets	(0.0)	(202,984)
NET ASSETS	100.0%	$497,597,547

#                                         The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                                         Non-income producing security

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Invesment Companies	$497,800,531	$—	$—	$497,800,531

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.0%
Domestic Equity Investment Companies — 43.0%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,351,940	$21,739,200
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,401,748	23,717,571
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	132,153	2,615,314
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	227,834	3,934,691
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	212,748	3,244,411
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	145,869	7,070,293
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1 †	51,243	1,244,188
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	159,386	1,638,488
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	299,183	10,659,907
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	159,676	3,126,462
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1 †	203,392	3,179,022
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	682,153	15,614,483
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1 †	203,308	3,082,155
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	201,760	4,468,984
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	692,794	9,567,482
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	118,038	1,364,514
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	371,939	8,431,860
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	657,700	8,017,362
Total Domestic Equity Investment Companies (cost $122,576,873)		132,716,387
Domestic Fixed Income Investment Companies — 45.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	625,570	9,283,464
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	4,314,544	49,530,960
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,621,217	15,742,015
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	291,089	3,088,454
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	926,945	12,180,056
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,507,843	15,168,899
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,465,149	14,417,062
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,778,058	15,646,912
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	772,660	4,442,793
Total Domestic Fixed Income Investment Companies (cost $142,360,327)		139,500,615
International Equity Investment Companies — 11.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,860,916	17,846,183
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	150,743	2,128,486
SunAmerica Series Trust SA International Index Portfolio, Class 1	367,911	4,135,314
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	420,774	3,530,292
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	565,470	6,073,144
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	274,801	2,956,862
Total International Equity Investment Companies (cost $34,476,280)		36,670,281
TOTAL INVESTMENTS (cost $299,413,480)	100.0%	308,887,283
Liabilities in excess of other assets	(0.0)	(131,232)
NET ASSETS	100.0%	$308,756,051

#

The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$308,887,283	$—	$—	$308,887,283

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 31.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	687,817	$11,060,105
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	736,442	12,460,602
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	69,986	1,385,025
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	114,423	1,976,080
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	115,379	1,759,531
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	76,809	3,722,921
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	23,390	567,905
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	90,011	925,317
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	161,208	5,743,843
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	87,535	1,713,927
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	112,957	1,765,522
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	329,611	7,544,788
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	112,947	1,712,285
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	112,059	2,482,101
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	370,391	5,115,100
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	60,170	695,569
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	200,050	4,535,137
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	366,138	4,463,216
Total Domestic Equity Investment Companies (cost $64,651,142)		69,628,974
Domestic Fixed Income Investment Companies — 60.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	607,681	9,017,986
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	4,484,835	51,485,902
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,539,143	14,945,082
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	307,235	3,259,761
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	890,943	11,706,989
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,293,029	13,007,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,211,777	11,923,888
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,705,640	15,009,631
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	749,904	4,311,948
Total Domestic Fixed Income Investment Companies (cost $137,474,168)		134,669,056
International Equity Investment Companies — 8.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	979,777	9,396,057
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	76,355	1,078,130
SunAmerica Series Trust SA International Index Portfolio, Class 1	233,521	2,624,778
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	180,668	1,515,804
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	312,270	3,353,783
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	151,289	1,627,871
Total International Equity Investment Companies (cost $18,361,275)		19,596,423
TOTAL INVESTMENTS (cost $220,486,585)	100.0%	223,894,453
Liabilities in excess of other assets	(0.0)	(26,960)
NET ASSETS	100.0%	$223,867,493

#

The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Notes 3

1

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$223,894,453	$—	$—	$223,894,453

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2018 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2018, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of June 30, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2018, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Purchased(3)	Total

SA Multi-Managed Growth Portfolio	$401	$12,655	$—	$—	$—	$—	$—	$4,100	$—	$17,156
SA Multi-Managed Moderate Growth Portfolio	345	33,360	—	—	—	—	—	10,829	—	44,534
SA Multi-Managed Income/Equity Portfolio	628	39,275	—	—	—	—	—	12,615	—	52,518
SA Multi-Managed Income Portfolio	628	50,016	—	—	—	—	—	12,579	—	63,223
SA Putnam Asset Allocation Diversified Growth Portfolio	3,010	—	—	6,268	—	—	—	306	—	9,584
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	3,400	—	—	—	—	—	3,400
SA Multi-Managed Large Cap Value Portfolio	—	—	—	1,000	—	—	—	55,197	—	56,197
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	400	—	—	—	—	—	400
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	800	—	—	—	—	—	800
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	—	15,375	—	—	—	—	—	15,375
SA Multi-Managed Diversified Fixed Income Portfolio	12,736	546,408	570,062	—	—	—	—	4,547	—	1,133,753
SA Wellington Real Return Portfolio	15,355	49,347	—	—	—	—	—	1,310,491	—	1,375,193

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Written(3)	Total

SA Multi-Managed Growth Portfolio	$328	$—	$—	$480	$—	$—	$—	$—	$—	$808
SA Multi-Managed Moderate Growth Portfolio	890	—	—	800	—	—	—	768	—	2,458
SA Multi-Managed Income/Equity Portfolio	1,109	—	—	—	—	—	—	1,562	—	2,671
SA Multi-Managed Income Portfolio	1,203	—	—	—	—	—	—	768	—	1,971
SA Putnam Asset Allocation Diversified Growth Portfolio	146	—	—	18,062	267,444	—	—	69,013	—	354,665
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	—	1,919	—	1,919
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	7,840	—	—	—	—	—	7,840
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	6,749	—	—	—	—	—	—	10,007	—	16,756
SA Wellington Real Return Portfolio	—	—	—	—	—	—	—	843,888	—	843,888

(1)                             The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$(13,219)
SA Multi-Managed Moderate Growth Portfolio	(8,787)
SA Multi-Managed Income/Equity Portfolio	(25,562)
SA Multi-Managed Income Portfolio	(41,918)
SA Putnam Asset Allocation Diversified Growth Portfolio	(132,657)
SA Multi-Managed Large Cap Growth Portfolio	(45,620)
SA Multi-Managed Large Cap Value Portfolio	(32,520)
SA Multi-Managed Mid Cap Growth Portfolio	(10,164)
SA Multi-Managed Mid Cap Value Portfolio	(20,328)
SA Multi-Managed Small Cap Portfolio	(95,318)
SA Multi-Managed International Equity Portfolio	(96,418)
SA Multi-Managed Diversified Fixed Income Portfolio	(3,253)
SA Wellington Real Return Portfolio	(615,355)

(2)                             Reported as unrealized appreciation on the Portfolio of Investments.

(3)                             Reported at value on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.12%	$75,000
SA Multi-Managed Moderate Growth	0.29	190,000
SA Multi-Managed Income/Equity	0.38	245,000
SA Multi-Managed Income	0.42	275,000
SA Multi-Managed Large Cap Value	1.22	795,000
SA Multi-Managed Mid Cap Growth	1.28	830,000
SA Multi-Managed Diversified Fixed Income	2.85	1,850,000
SA Wellington Real Return	1.35	875,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June  29, 2018, bearing interest at a rate of 2.07% per annum, with a principal amount of $65,000,000, a repurchase price of $65,011,213, and a maturity date of July 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$67,310,000	$66,312,813

As of June 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.10%	$15,000
SA Multi-Managed Moderate Growth	0.27	40,000
SA Multi-Managed Income/Equity	0.37	55,000
SA Multi-Managed Income	0.40	60,000
SA Multi-Managed Large Cap Value	1.20	180,000
SA Multi-Managed Mid Cap Growth	1.27	190,000
SA Multi-Managed Diversified Fixed Income	2.83	425,000
SA Wellington Real Return	1.33	200,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 29, 2018, bearing interest at a rate of 2.05% per annum, with a principal amount of $15,000,000, a repurchase price of $15,002,563, and a maturity date of July 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	4.25%	05/15/2039	$12,606,000	$15,272,957

As of June 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.11%	$95,000
SA Multi-Managed Moderate Growth	0.29	250,000
SA Multi-Managed Income/Equity	0.38	325,000
SA Multi-Managed Income	0.42	360,000
SA Multi-Managed Large Cap Value	1.23	1,045,000
SA Multi-Managed Mid Cap Growth	1.28	1,090,000
SA Multi-Managed Diversified Fixed Income	2.84	2,415,000
SA Wellington Real Return	1.35	1,145,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 29, 2018, bearing interest at a rate of 2.10% per annum, with a principal amount of $85,000,000, a repurchase price of $85,014,875, and a maturity date of July 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$88,055,600	$86,751,312

As of June 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.11%	$50,000
SA Multi-Managed Moderate Growth	0.29	135,000
SA Multi-Managed Income/Equity	0.38	175,000
SA Multi-Managed Income	0.42	195,000
SA Multi-Managed Large Cap Value	1.23	565,000
SA Multi-Managed Mid Cap Growth	1.28	590,000
SA Multi-Managed Diversified Fixed Income	2.85	1,310,000
SA Wellington Real Return	1.35	620,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 29, 2018, bearing interest at a rate of 2.09% per annum, with a principal amount of $46,025,000, a repurchase price of $46,033,016, and a maturity date of July 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	05/31/2022	$48,665,000	$47,039,135

As of June 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.13%	$125,000
SA Multi-Managed Moderate Growth	0.31	305,000
SA Multi-Managed Income/Equity	0.40	395,000
SA Multi-Managed Income	0.44	440,000
SA Multi-Managed Large Cap Value	1.24	1,240,000
SA Multi-Managed Mid Cap Growth	1.30	1,295,000
SA Multi-Managed Diversified Fixed Income	2.86	2,855,000
SA Wellington Real Return	1.36	1,360,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 29, 2018, bearing interest at a rate of 2.08% per annum, with a principal amount of $100,000,000, a repurchase price of $100,017,333, and a maturity date of July 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	02/28/2019	$102,170,000	$102,045,063

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended June 30, 2018, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2018	Purchases	Sales	Gain/Loss	Gain (Loss)	2018

American International Group, Inc.	$6,830	$—	$1,311,685	$1,491	$152,040	$15,107	$(43,206)	$1,133,037

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$1,688,248	$217,958	$14,190	$(487)	$2,260	$1,893,789
Seasons Series Trust	—	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	4,936,294	508,451	40,542	(676)	(19,661)	5,383,866
SA Multi-Managed International Equity Portfolio, Class 1	—	—	12,402,806	992,832	1,049,264	150,466	(301,969)	12,194,871
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,269,765	984,962	2,599,201	475,344	108,914	12,239,784
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	14,492,594	1,143,236	1,614,911	176,095	(14,246)	14,182,768
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,561,521	117,429	11,656	2,387	65,573	1,735,254
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,003,239	168,484	16,723	1,170	57,168	2,213,338
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,879,175	142,957	114,190	27,052	97,564	2,032,558
SA Wellington Real Return Portfolio, Class 1	—	—	2,790,118	309,858	23,311	(400)	21,851	3,098,116
SunAmerica Series Trust	—	—
SA AB Growth Portfolio, Class 1	—	—	3,690,816	306,336	180,406	16,301	224,812	4,057,859
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	602,540	51,057	5,068	7	2,349	650,885
SA Emerging Market Equity Index, Class 1	—	—	—	1,639,700	7,706	(170)	(93,745)	1,538,079
SA Federated Corporate Bond Portfolio, Class 1	—	—	2,238,921	288,908	18,751	(1,195)	(12,208)	2,495,675
SA Fixed Income Index Portfolio, Class 1	—	—	3,382,129	1,725,986	32,501	(616)	(13,757)	5,061,241
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,045,226	1,645,351	29,460	(571)	2,732	4,663,278
SA Franklin Small Company Value Portfolio, Class 1	—	—	703,410	61,268	6,081	66	30,473	789,136
SA International Index Portfolio, Class 1	—	—	6,511,846	481,475	2,347,501	65,432	(140,214)	4,571,038
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	895,261	71,479	7,095	1,029	74,029	1,034,703
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	3,178,260	219,401	622,256	144,847	(493,276)	2,426,976
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,893,344	510,561	50,677	1,069	73,793	6,428,090
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	2,262,144	344,013	19,257	(923)	(6,172)	2,579,805
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,914,367	148,063	114,696	8,359	34,635	1,990,728
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	1,957,641	9,248	511	77,164	2,026,068
SA Large Cap Index Portfolio, Class 1	—	—	8,201,940	689,258	68,414	5,385	273,055	9,101,224
SA Large Cap Value Index Portfolio, Class 1	—	—	—	1,957,640	9,248	181	19,155	1,967,728
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,442,778	204,225	20,271	825	7,251	2,634,808
SA MFS Blue Chip Growth, Class 1	—	—	5,011,864	408,450	340,542	39,551	167,195	5,286,518
SA Mid Cap Index Portfolio, Class 1	—	—	1,877,058	163,380	16,217	1,736	77,583	2,103,540
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,705,149	306,336	30,406	1,089	(10,787)	3,971,381
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,304,206	382,922	38,008	393	141,459	4,790,972
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	929,768	76,585	7,602	247	11,422	1,010,420
SA Putnam International Growth and Income Portfolio, Class 1	—	—	2,063,994	178,696	17,737	590	(59,776)	2,165,767
SA Small Cap Index Portfolio, Class 1	—	—	3,631,408	306,337	30,406	4,350	276,794	4,188,483
	$—	$—	$121,510,189	$18,711,235	$9,513,542	$1,119,444	$681,420	$132,508,746

†                 Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$12,699,394	$28,635	$419,742	$(14,426)	$21,077	$12,314,938
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	65,821,188	2,149,141	4,686,158	(105,011)	(177,645)	63,001,515
SA Multi-Managed International Equity Portfolio, Class 1	—	—	39,837,999	90,515	4,635,224	573,332	(969,752)	34,896,870
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	45,059,861	97,375	9,642,406	1,795,831	153,649	37,464,310
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	48,996,553	110,500	6,459,788	1,169,123	(613,705)	43,202,683
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,989,245	10,738	457,403	20,160	175,951	4,738,691
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	7,016,979	16,704	244,850	26,267	172,026	6,987,126
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	6,294,200	13,722	726,127	59,812	332,825	5,974,432
SA Wellington Real Return Portfolio, Class 1	—	—	21,262,826	47,726	1,499,571	(41,341)	185,661	19,955,301
SunAmerica Series Trust	—	—					—
SA AB Growth Portfolio, Class 1	—	—	12,190,796	579,829	437,232	29,423	768,356	13,131,172
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	4,902,620	261,931	174,893	219	17,977	5,007,854
SA Emerging Market Equity Index, Class 1	—	—	—	4,707,052	91,311	(969)	(270,423)	4,344,349
SA Federated Corporate Bond Portfolio, Class 1	—	—	16,618,759	38,181	559,656	(35,753)	(64,037)	15,997,494
SA Fixed Income Index Portfolio, Class 1	—	—	13,711,334	4,062,257	503,754	(9,508)	(55,490)	17,204,839
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,603,221	4,059,871	468,775	(8,970)	11,785	16,197,132
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,031,034	7,160	104,936	306	128,853	3,062,417
SA International Index Portfolio, Class 1	—	—	22,990,483	43,606	8,423,930	239,535	(455,798)	14,393,896
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,370,809	7,159	404,936	44,092	209,483	3,226,607
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	9,338,787	19,361	1,587,414	369,005	(1,375,813)	6,763,926
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	19,762,726	597,726	699,571	12,153	242,227	19,915,261
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	20,998,225	47,725	699,571	(33,414)	(39,732)	20,273,233
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	5,643,278	13,124	192,382	17,939	116,934	5,598,893
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	6,308,813	114,138	5,125	259,954	6,459,754
SA Large Cap Index Portfolio, Class 1	—	—	30,240,515	71,588	1,399,356	102,989	897,828	29,913,564
SA Large Cap Value Index Portfolio, Class 1	—	—	—	6,308,813	114,138	1,889	65,974	6,262,538
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	8,549,336	370,880	306,062	11,151	25,002	8,650,307
SA MFS Blue Chip Growth, Class 1	—	—	17,469,342	466,759	612,124	58,028	644,726	18,026,731
SA Mid Cap Index Portfolio, Class 1	—	—	2,643,057	407,160	104,936	10,211	111,724	3,067,216
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,406,294	29,232	428,487	16,645	(34,272)	11,989,412
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	14,805,266	35,793	524,678	685	472,418	14,789,484
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,857,818	264,318	209,871	(2,986)	74,898	5,984,177
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,337,005	14,914	218,616	8,060	(166,706)	5,974,657
SA Small Cap Index Portfolio, Class 1	—	—	12,524,054	254,828	687,232	81,356	856,746	13,029,752
	$—	$—	$507,973,004	$31,543,136	$47,839,268	$4,400,958	$1,722,701	$497,800,531

†                           Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,551,306	$62,615	$335,626	$(11,472)	$16,641	$9,283,464
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	50,947,645	880,819	2,073,225	(51,607)	(172,672)	49,530,960
SA Multi-Managed International Equity Portfolio, Class 1	—	—	20,117,623	127,355	2,193,294	297,209	(502,710)	17,846,183
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	24,866,260	148,263	4,366,023	638,143	452,557	21,739,200
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	26,659,692	166,004	3,411,117	261,952	41,040	23,717,571
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,780,236	16,697	289,500	43,699	64,182	2,615,314
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,937,088	26,090	139,844	27,220	84,137	3,934,691
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,521,399	20,872	511,875	82,607	131,408	3,244,411
SA Wellington Real Return Portfolio, Class 1	—	—	16,083,155	104,359	559,377	(14,896)	128,774	15,742,015
SunAmerica Series Trust	—	—
SA AB Growth Portfolio, Class 1	—	—	7,268,930	46,961	701,720	58,884	397,238	7,070,293
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,176,754	22,960	123,063	168	11,635	3,088,454
SA Emerging Market Equity Index, Class 1	—	—	—	2,312,468	50,845	(857)	(132,280)	2,128,486
SA Federated Corporate Bond Portfolio, Class 1	—	—	12,519,249	183,488	447,502	(28,782)	(46,397)	12,180,056
SA Fixed Income Index Portfolio, Class 1	—	—	11,918,089	3,761,928	454,975	(8,573)	(47,570)	15,168,899
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,108,374	3,737,181	431,243	(8,223)	10,973	14,417,062
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,228,252	8,349	44,750	152	52,185	1,244,188
SA International Index Portfolio, Class 1	—	—	11,069,874	48,394	6,933,223	174,912	(224,643)	4,135,314
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,706,056	10,437	215,938	32,071	105,862	1,638,488
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,879,761	27,152	850,865	197,210	(722,966)	3,530,292
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	10,839,769	73,052	391,564	6,734	131,916	10,659,907
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	16,157,991	104,359	559,377	(26,691)	(29,370)	15,646,912
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,247,985	20,871	221,875	22,938	56,543	3,126,462
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	3,116,625	67,793	2,712	127,478	3,179,022
SA Large Cap Index Portfolio, Class 1	—	—	15,554,961	104,359	559,377	39,582	474,958	15,614,483
SA Large Cap Value Index Portfolio, Class 1	—	—	—	3,116,625	67,793	971	32,352	3,082,155
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	4,585,384	31,308	167,813	5,968	14,137	4,468,984
SA MFS Blue Chip Growth, Class 1	—	—	9,466,907	62,615	335,626	32,184	341,402	9,567,482
SA Mid Cap Index Portfolio, Class 1	—	—	1,345,751	8,349	44,750	4,387	50,777	1,364,514
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,264,644	41,745	223,751	8,270	(17,764)	6,073,144
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,413,080	57,398	307,657	500	268,539	8,431,860
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	4,524,111	31,308	167,813	(2,406)	57,593	4,442,793
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,126,595	20,872	111,875	3,903	(82,633)	2,956,862
SA Small Cap Index Portfolio, Class 1	—	—	7,682,893	55,311	296,470	38,358	537,270	8,017,362
	$—	$—	$314,549,814	$18,557,189	$27,657,539	$1,827,227	$1,610,592	$308,887,283

†                           Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,160,640	$219,511	$367,069	$(12,914)	$17,818	$9,017,986
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	52,709,087	2,103,960	3,096,884	(78,416)	(151,845)	51,485,902
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,353,942	253,467	1,100,983	129,502	(239,871)	9,396,057
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,754,183	300,114	2,556,423	504,218	58,013	11,060,105
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	13,658,003	333,040	1,686,483	127,746	28,296	12,460,602
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,350,326	32,927	55,060	8,470	48,362	1,385,025
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,953,788	49,390	82,591	13,891	41,602	1,976,080
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,897,092	41,159	293,826	71,837	43,269	1,759,531
SA Wellington Real Return Portfolio, Class 1	—	—	15,407,722	364,938	935,253	(25,913)	133,588	14,945,082
SunAmerica Series Trust	—	—
SA AB Growth Portfolio, Class 1	—	—	3,672,956	165,548	351,416	26,908	208,925	3,722,921
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,302,761	82,317	137,651	533	11,801	3,259,761
SA Emerging Market Equity Index, Class 1	—	—	—	1,162,346	16,991	(193)	(67,032)	1,078,130
SA Federated Corporate Bond Portfolio, Class 1	—	—	11,973,567	288,109	481,779	(31,174)	(41,734)	11,706,989
SA Fixed Income Index Portfolio, Class 1	—	—	11,554,142	1,985,795	475,371	(9,180)	(47,517)	13,007,869
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,698,114	1,662,998	437,613	(8,691)	9,080	11,923,888
SA Franklin Small Company Value Portfolio, Class 1	—	—	555,311	16,463	27,530	(230)	23,891	567,905
SA International Index Portfolio, Class 1	—	—	5,749,650	126,204	3,215,754	81,689	(117,011)	2,624,778
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	867,692	19,208	32,119	3,522	67,014	925,317
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,258,546	49,734	559,688	130,893	(363,681)	1,515,804
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,517,414	389,939	234,007	2,486	68,011	5,743,843
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	15,308,546	364,938	610,253	(29,401)	(24,199)	15,009,631
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,827,356	41,159	193,826	14,121	25,117	1,713,927
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	1,715,434	21,239	807	70,520	1,765,522
SA Large Cap Index Portfolio, Class 1	—	—	7,519,269	183,842	407,421	26,995	222,103	7,544,788
SA Large Cap Value Index Portfolio, Class 1	—	—	—	1,715,433	21,239	267	17,824	1,712,285
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,388,281	185,366	100,944	3,090	6,308	2,482,101
SA MFS Blue Chip Growth, Class 1	—	—	4,701,090	420,732	201,888	16,599	178,567	5,115,100
SA Mid Cap Index Portfolio, Class 1	—	—	729,026	66,463	127,530	9,927	17,683	695,569
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,414,849	82,317	137,651	4,905	(10,637)	3,353,783
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,466,154	109,756	183,535	(1,617)	144,379	4,535,137
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	4,332,788	109,757	183,535	(3,202)	56,140	4,311,948
SA Putnam International Growth and Income Portfolio, Class 1	—	—	1,698,955	41,159	68,826	2,468	(45,885)	1,627,871
SA Small Cap Index Portfolio, Class 1	—	—	4,116,578	304,268	274,358	29,827	286,901	4,463,216
	$—	$—	$225,897,828	$14,987,791	$18,676,736	$1,009,770	$675,800	$223,894,453

†                           Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2018